                                   FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2016


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2016

Aggressive Growth Fund Shares
Aggressive Growth Fund Institutional Shares
Growth Fund Shares
Growth Fund Institutional Shares
Growth & Income Fund Shares
Growth & Income Fund Institutional Shares
Growth & Income Fund Adviser Shares
Income Stock Fund Shares
Income Stock Fund Institutional Shares
Income Fund Shares
Income Fund Institutional Shares
Income Fund Adviser Shares
Science & Technology Fund Shares
Science & Technology Fund Adviser Shares
First Start Growth Fund
Short-Term Bond Fund Shares
Short-Term Bond Fund Institutional Shares
Short-Term Bond Fund Adviser Shares
Money Market Fund
Intermediate-Term Bond Fund Shares
Intermediate-Term Bond Fund Institutional Shares
Intermediate-Term Bond Fund Adviser Shares
High Income Fund Shares
High Income Fund Institutional Shares
High Income Fund Adviser Shares
Small Cap Stock Fund Shares
Small Cap Stock Fund Institutional Shares
Capital Growth Fund
Capital Growth Fund Institutional Shares
Value Fund Shares
Value Fund Institutional Shares
Value Fund Adviser Shares

-------------------------------------------------------------------------------


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48492-0616                                   (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
April 30, 2016 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.0%)

              COMMON STOCKS (98.0%)

              CONSUMER DISCRETIONARY (21.3%)
              ------------------------------
              ADVERTISING (0.4%)
     63,434   Omnicom Group, Inc.                                                           $      5,263
                                                                                            ------------
              APPAREL RETAIL (1.0%)
     84,016   Ross Stores, Inc.                                                                    4,771
    100,650   TJX Companies, Inc.                                                                  7,631
                                                                                            ------------
                                                                                                  12,402
                                                                                            ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (1.3%)
    103,950   Lululemon Athletica, Inc.*                                                           6,814
     31,438   Michael Kors Holdings Ltd.*                                                          1,624
      6,667   Ralph Lauren Corp.                                                                     621
     89,600   Under Armour, Inc. "A"*                                                              3,937
     89,600   Under Armour, Inc. "C"*                                                              3,656
                                                                                            ------------
                                                                                                  16,652
                                                                                            ------------
              AUTO PARTS & EQUIPMENT (0.5%)
     78,900   Delphi Automotive plc                                                                5,809
                                                                                            ------------
              AUTOMOTIVE RETAIL (1.1%)
     27,601   Advance Auto Parts, Inc.                                                             4,308
     39,321   O'Reilly Automotive, Inc.*                                                          10,329
                                                                                            ------------
                                                                                                  14,637
                                                                                            ------------
              BROADCASTING (0.7%)
    118,302   Discovery Communications, Inc. "A"*                                                  3,231
    100,601   Scripps Networks Interactive "A"                                                     6,272
                                                                                            ------------
                                                                                                   9,503
                                                                                            ------------
              CABLE & SATELLITE (2.4%)
     44,410   Charter Communications, Inc. "A"*                                                    9,426
    360,667   Comcast Corp. "A"                                                                   21,914
                                                                                            ------------
                                                                                                  31,340
                                                                                            ------------
              CASINOS & GAMING (0.5%)
     62,897   Las Vegas Sands Corp.                                                                2,840
     38,200   Wynn Resorts Ltd.                                                                    3,373
                                                                                            ------------
                                                                                                   6,213
                                                                                            ------------
              FOOTWEAR (1.4%)
    299,200   NIKE, Inc. "B"                                                                      17,635
                                                                                            ------------
              GENERAL MERCHANDISE STORES (0.9%)
     37,633   Dollar General Corp.                                                                 3,082
    103,700   Dollar Tree, Inc.*                                                                   8,266
                                                                                            ------------
                                                                                                  11,348
                                                                                            ------------

================================================================================

1  |  USAA Aggressive Growth Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (3.0%)
    216,007   Home Depot, Inc.                                                              $     28,921
    134,055   Lowe's Companies, Inc.                                                              10,191
                                                                                            ------------
                                                                                                  39,112
                                                                                            ------------
              HOMEBUILDING (0.1%)
     76,063   PulteGroup, Inc.                                                                     1,399
                                                                                            ------------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
     59,713   Hilton Worldwide Holdings, Inc.                                                      1,317
     41,257   Wyndham Worldwide Corp.                                                              2,927
                                                                                            ------------
                                                                                                   4,244
                                                                                            ------------
              INTERNET RETAIL (4.6%)
     58,932   Amazon.com, Inc.*                                                                   38,871
        847   Expedia, Inc.                                                                           98
     15,031   Priceline Group, Inc.*                                                              20,197
                                                                                            ------------
                                                                                                  59,166
                                                                                            ------------
              MOVIES & ENTERTAINMENT (0.8%)
    121,700   Time Warner, Inc.                                                                    9,144
     35,808   Viacom, Inc. "B"                                                                     1,465
                                                                                            ------------
                                                                                                  10,609
                                                                                            ------------
              RESTAURANTS (2.0%)
     69,628   Dunkin' Brands Group, Inc.                                                           3,238
     71,636   McDonald's Corp.                                                                     9,061
    225,800   Starbucks Corp.                                                                     12,697
                                                                                            ------------
                                                                                                  24,996
                                                                                            ------------
              SPECIALTY STORES (0.3%)
     18,755   Ulta Salon, Cosmetics & Fragrance, Inc.*                                             3,906
                                                                                            ------------
              Total Consumer Discretionary                                                       274,234
                                                                                            ------------
              CONSUMER STAPLES (7.2%)
              -----------------------
              BREWERS (0.1%)
     11,372   Anheuser-Busch InBev N.V. ADR                                                        1,412
                                                                                            ------------
              DRUG RETAIL (1.5%)
    194,414   CVS Health Corp.                                                                    19,539
                                                                                            ------------
              HOUSEHOLD PRODUCTS (0.6%)
    102,169   Colgate-Palmolive Co.                                                                7,246
                                                                                            ------------
              HYPERMARKETS & SUPER CENTERS (1.5%)
     80,344   Costco Wholesale Corp.                                                              11,902
    101,229   Wal-Mart Stores, Inc.                                                                6,769
                                                                                            ------------
                                                                                                  18,671
                                                                                            ------------
              PACKAGED FOODS & MEAT (0.8%)
     69,380   Hershey Co.                                                                          6,460
     88,650   Mondelez International, Inc. "A"                                                     3,808
                                                                                            ------------
                                                                                                  10,268
                                                                                            ------------
              PERSONAL PRODUCTS (0.5%)
     67,614   Estee Lauder Companies, Inc. "A"                                                     6,482
                                                                                            ------------
              SOFT DRINKS (1.5%)
      9,952   Monster Beverage Corp.*                                                              1,435
    175,395   PepsiCo, Inc.                                                                       18,059
                                                                                            ------------
                                                                                                  19,494
                                                                                            ------------
              TOBACCO (0.7%)
    153,282   Altria Group, Inc.                                                                   9,612
                                                                                            ------------
              Total Consumer Staples                                                              92,724
                                                                                            ------------

================================================================================

                                                  Portfolio of Investments  |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ENERGY (1.1%)
              -------------
              INTEGRATED OIL & GAS (0.5%)
    123,205   BP plc ADR                                                                    $      4,137
     21,462   Chevron Corp.                                                                        2,193
                                                                                            ------------
                                                                                                   6,330
                                                                                            ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
     43,400   Pioneer Natural Resources Co.                                                        7,209
                                                                                            ------------
              Total Energy                                                                        13,539
                                                                                            ------------
              FINANCIALS (3.9%)
              -----------------
              DIVERSIFIED BANKS (0.8%)
    219,194   Bank of America Corp.                                                                3,191
    120,897   JPMorgan Chase & Co.                                                                 7,641
                                                                                            ------------
                                                                                                  10,832
                                                                                            ------------
              INVESTMENT BANKING & BROKERAGE (0.2%)
     12,400   Goldman Sachs Group, Inc.                                                            2,035
                                                                                            ------------
              MULTI-LINE INSURANCE (0.3%)
     59,717   American International Group, Inc.                                                   3,333
                                                                                            ------------
              REITs - SPECIALIZED (1.4%)
    114,800   American Tower Corp.                                                                12,040
     24,943   Public Storage                                                                       6,107
                                                                                            ------------
                                                                                                  18,147
                                                                                            ------------
              SPECIALIZED FINANCE (1.2%)
     15,317   FactSet Research Systems, Inc.                                                       2,309
     28,244   Intercontinental Exchange, Inc.                                                      6,779
     72,200   Moody's Corp.                                                                        6,911
                                                                                            ------------
                                                                                                  15,999
                                                                                            ------------
              Total Financials                                                                    50,346
                                                                                            ------------
              HEALTH CARE (17.7%)
              -------------------
              BIOTECHNOLOGY (5.2%)
     90,600   AbbVie, Inc.                                                                         5,527
     64,450   Alexion Pharmaceuticals, Inc.*                                                       8,976
    119,766   Amgen, Inc.                                                                         18,959
    171,705   Celgene Corp.*                                                                      17,756
    118,506   Gilead Sciences, Inc.                                                               10,453
      9,059   Regeneron Pharmaceuticals, Inc.*                                                     3,413
     19,696   Vertex Pharmaceuticals, Inc.*                                                        1,661
                                                                                            ------------
                                                                                                  66,745
                                                                                            ------------
              HEALTH CARE DISTRIBUTORS (0.5%)
     75,291   Cardinal Health, Inc.                                                                5,907
                                                                                            ------------
              HEALTH CARE EQUIPMENT (3.5%)
     38,038   Becton, Dickinson & Co.                                                              6,134
    534,600   Boston Scientific Corp.*                                                            11,718
     24,796   C.R. Bard, Inc.                                                                      5,261
     56,100   Edwards Lifesciences Corp.*                                                          5,958
     11,170   Intuitive Surgical, Inc.*                                                            6,997
     64,203   Medtronic plc                                                                        5,082
     24,405   Varian Medical Systems, Inc.*                                                        1,981
     18,613   Zimmer Biomet Holdings, Inc.                                                         2,155
                                                                                            ------------
                                                                                                  45,286
                                                                                            ------------
              LIFE SCIENCES TOOLS & SERVICES (0.8%)
    138,300   Quintiles Transnational Holdings, Inc.*                                              9,552
                                                                                            ------------

================================================================================

3  |  USAA Aggressive Growth Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (2.3%)
     49,758   Aetna, Inc.                                                                   $      5,587
     18,497   Anthem, Inc.                                                                         2,604
    165,950   UnitedHealth Group, Inc.                                                            21,852
                                                                                            ------------
                                                                                                  30,043
                                                                                            ------------
              PHARMACEUTICALS (5.4%)
     67,819   Allergan plc*                                                                       14,687
     70,320   AstraZeneca plc ADR                                                                  2,037
    382,466   Bristol-Myers Squibb Co.                                                            27,606
     74,164   Johnson & Johnson                                                                    8,312
     79,043   Merck & Co., Inc.                                                                    4,335
    270,800   Zoetis, Inc.                                                                        12,736
                                                                                            ------------
                                                                                                  69,713
                                                                                            ------------
              Total Health Care                                                                  227,246
                                                                                            ------------
              INDUSTRIALS (7.7%)
              ------------------
              AEROSPACE & DEFENSE (3.0%)
     71,742   Boeing Co.                                                                           9,671
    152,429   Honeywell International, Inc.                                                       17,418
     34,000   Lockheed Martin Corp.                                                                7,901
     24,800   Raytheon Co.                                                                         3,133
                                                                                            ------------
                                                                                                  38,123
                                                                                            ------------
              AIR FREIGHT & LOGISTICS (0.3%)
     60,251   C.H. Robinson Worldwide, Inc.                                                        4,276
                                                                                            ------------
              AIRLINES (0.3%)
    103,600   Delta Air Lines, Inc.                                                                4,317
                                                                                            ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
     24,547   Cummins, Inc.                                                                        2,873
                                                                                            ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
     47,664   Emerson Electric Co.                                                                 2,604
     43,145   Rockwell Automation, Inc.                                                            4,895
                                                                                            ------------
                                                                                                   7,499
                                                                                            ------------
              INDUSTRIAL CONGLOMERATES (1.7%)
    228,772   Danaher Corp.                                                                       22,134
                                                                                            ------------
              RAILROADS (0.3%)
     33,000   Kansas City Southern                                                                 3,127
                                                                                            ------------
              RESEARCH & CONSULTING SERVICES (1.3%)
     50,182   IHS, Inc. "A"*                                                                       6,181
     95,808   Nielsen Holdings plc                                                                 4,996
     72,661   Verisk Analytics, Inc.*                                                              5,637
                                                                                            ------------
                                                                                                  16,814
                                                                                            ------------
              Total Industrials                                                                   99,163
                                                                                            ------------
              INFORMATION TECHNOLOGY (34.7%)
              ------------------------------
              APPLICATION SOFTWARE (3.7%)
     95,100   Adobe Systems, Inc.*                                                                 8,960
    124,704   Intuit, Inc.                                                                        12,581
    200,200   Mobileye N.V.*                                                                       7,638
    217,926   salesforce.com, Inc.*                                                               16,519
     29,700   Splunk, Inc.*                                                                        1,544
                                                                                            ------------
                                                                                                  47,242
                                                                                            ------------
              COMMUNICATIONS EQUIPMENT (1.1%)
    159,512   Cisco Systems, Inc.                                                                  4,385
     30,698   F5 Networks, Inc.*                                                                   3,215

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     43,300   Palo Alto Networks, Inc.*                                                     $      6,533
                                                                                            ------------
                                                                                                  14,133
                                                                                            ------------
              DATA PROCESSING & OUTSOURCED SERVICES (8.6%)
     17,099   Alliance Data Systems Corp.*                                                         3,476
     60,711   Fiserv, Inc.*                                                                        5,933
     49,700   FleetCor Technologies, Inc.*                                                         7,688
     33,978   Global Payments, Inc.                                                                2,452
     62,589   Jack Henry & Associates, Inc.                                                        5,072
    228,230   MasterCard, Inc. "A"                                                                22,136
    122,826   Paychex, Inc.                                                                        6,402
    322,781   PayPal Holdings, Inc.*                                                              12,647
    127,932   Vantiv, Inc. "A"*                                                                    6,977
    487,198   Visa, Inc. "A"                                                                      37,631
                                                                                            ------------
                                                                                                 110,414
                                                                                            ------------
              HOME ENTERTAINMENT SOFTWARE (0.7%)
    143,400   Electronic Arts, Inc.*                                                               8,869
                                                                                            ------------
              INTERNET SOFTWARE & SERVICES (8.7%)
     25,277   Alibaba Group Holding Ltd. ADR*                                                      1,945
     20,650   Alphabet, Inc. "A"*                                                                 14,618
     57,489   Alphabet, Inc. "C"*                                                                 39,840
     19,103   Baidu, Inc. ADR*                                                                     3,712
     33,350   CoStar Group, Inc.*                                                                  6,580
     83,159   eBay, Inc.*                                                                          2,032
    363,889   Facebook, Inc. "A"*                                                                 42,786
                                                                                            ------------
                                                                                                 111,513
                                                                                            ------------
              IT CONSULTING & OTHER SERVICES (0.5%)
     69,035   Amdocs Ltd.                                                                          3,903
     48,251   Cognizant Technology Solutions Corp. "A"*                                            2,817
      2,250   Gartner, Inc.*                                                                         196
                                                                                            ------------
                                                                                                   6,916
                                                                                            ------------
              SEMICONDUCTORS (3.7%)
     63,700   Broadcom Ltd.                                                                        9,284
     38,420   Cirrus Logic, Inc.*                                                                  1,387
     74,633   First Solar, Inc.*                                                                   4,167
    168,520   Linear Technology Corp.                                                              7,496
    168,208   Maxim Integrated Products, Inc.                                                      6,008
    107,600   NXP Semiconductors N.V.*                                                             9,176
     86,553   QUALCOMM, Inc.                                                                       4,373
    101,482   Texas Instruments, Inc.                                                              5,789
                                                                                            ------------
                                                                                                  47,680
                                                                                            ------------
              SYSTEMS SOFTWARE (4.5%)
    113,735   Check Point Software Technologies Ltd.*                                              9,425
    537,695   Microsoft Corp.                                                                     26,815
    397,525   Oracle Corp.                                                                        15,845
     84,300   ServiceNow, Inc.*                                                                    6,026
                                                                                            ------------
                                                                                                  58,111
                                                                                            ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.2%)
    435,362   Apple, Inc.                                                                         40,811
                                                                                            ------------
              Total Information Technology                                                       445,689
                                                                                            ------------
              MATERIALS (2.0%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     11,940   LyondellBasell Industries N.V. "A"                                                     987
                                                                                            ------------
              SPECIALTY CHEMICALS (1.9%)
     57,850   Ecolab, Inc.                                                                         6,652
     74,600   PPG Industries, Inc.                                                                 8,235

================================================================================

5  |  USAA Aggressive Growth Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     34,410   Sherwin-Williams Co.                                                          $      9,886
                                                                                            ------------
                                                                                                  24,773
                                                                                            ------------
              Total Materials                                                                     25,760
                                                                                            ------------
              TELECOMMUNICATION SERVICES (1.9%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.9%)
     56,700   SBA Communications Corp. "A"*                                                        5,842
    356,355   Verizon Communications, Inc.                                                        18,153
                                                                                            ------------
                                                                                                  23,995
                                                                                            ------------
              Total Telecommunication Services                                                    23,995
                                                                                            ------------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
     53,930   NextEra Energy, Inc.                                                                 6,341
                                                                                            ------------
              Total Common Stocks                                                              1,259,037
                                                                                            ------------
              Total Equity Securities (cost: $941,223)                                         1,259,037
                                                                                            ------------
              MONEY MARKET INSTRUMENTS (1.3%)

              MONEY MARKET FUNDS (1.3%)
 16,818,687   State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (a)
              (cost: $16,819)                                                                     16,819
                                                                                            ------------

              TOTAL INVESTMENTS (COST: $958,042)                                            $  1,275,856
                                                                                            ============

($ IN 000s)                                     VALUATION HIERARCHY
                                                -------------------

                                    (LEVEL 1)           (LEVEL 2)           (LEVEL 3)
                                  QUOTED PRICES           OTHER            SIGNIFICANT
                                    IN ACTIVE          SIGNIFICANT        UNOBSERVABLE
                                     MARKETS           OBSERVABLE            INPUTS
                                  FOR IDENTICAL          INPUTS
ASSETS                                ASSETS                                                       TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                   $   1,259,037        $        --        $         --      $  1,259,037
Money Market Instruments:
  Money Market Funds                    16,819                  --                  --            16,819
--------------------------------------------------------------------------------------------------------
Total                             $   1,275,856        $        --        $         --      $  1,275,856
--------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2015, through April 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments  |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

7  |  USAA Aggressive Growth Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                         Notes to Portfolio of Investments  |  8

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $330,816,000 and $13,002,000, respectively, resulting in net unrealized appreciation of $317,814,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,284,867,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility

================================================================================

9  |  USAA Aggressive Growth Fund

================================================================================

to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
*    Non-income-producing security.

================================================================================

                                        Notes to Portfolio of Investments  |  10



--------------------------------------------------------------------------------


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48488-0616                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
April 30, 2016 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.8%)

              COMMON STOCKS (98.8%)

              CONSUMER DISCRETIONARY (15.9%)
              -----------------------------
              ADVERTISING (0.8%)
    701,844   Interpublic Group of Companies, Inc.                          $      16,100
                                                                            -------------
              APPAREL RETAIL (1.3%)
    222,025   Foot Locker, Inc.                                                    13,641
    229,192   Ross Stores, Inc.                                                    13,014
                                                                            -------------
                                                                                   26,655
                                                                            -------------
              AUTOMOTIVE RETAIL (1.4%)
     19,307   AutoZone, Inc.*                                                      14,775
     54,889   O'Reilly Automotive, Inc.*                                           14,418
                                                                            -------------
                                                                                   29,193
                                                                            -------------
              BROADCASTING (0.7%)
    218,489   Scripps Networks Interactive "A"                                     13,623
                                                                            -------------
              GENERAL MERCHANDISE STORES (1.4%)
    177,295   Dollar General Corp.                                                 14,522
    166,535   Target Corp.                                                         13,240
                                                                            -------------
                                                                                   27,762
                                                                            -------------
              HOME IMPROVEMENT RETAIL (1.5%)
    114,646   Home Depot, Inc.                                                     15,350
    202,754   Lowe's Companies, Inc.                                               15,413
                                                                            -------------
                                                                                   30,763
                                                                            -------------
              HOTELS, RESORTS & CRUISE LINES (1.9%)
    275,307   Carnival Corp.                                                       13,504
    205,506   Marriott International, Inc. "A"                                     14,404
    151,495   Royal Caribbean Cruises Ltd.                                         11,725
                                                                            -------------
                                                                                   39,633
                                                                            -------------
              INTERNET RETAIL (4.0%)
    125,054   Amazon.com, Inc.*                                                    82,484
                                                                            -------------
              MOVIES & ENTERTAINMENT (0.7%)
    135,788   Walt Disney Co.                                                      14,022
                                                                            -------------
              RESTAURANTS (2.2%)
    210,887   Darden Restaurants, Inc.                                             13,128
    404,250   Yum! Brands, Inc.                                                    32,162
                                                                            -------------
                                                                                   45,290
                                                                            -------------
              Total Consumer Discretionary                                        325,525
                                                                            -------------

================================================================================

1  | USAA Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              CONSUMER STAPLES (12.5%)
              -----------------------
              BREWERS (1.6%)
    543,012   SABMiller plc ADR                                             $      33,308
                                                                            -------------
              DRUG RETAIL (0.7%)
    150,247   CVS Health Corp.                                                     15,100
                                                                            -------------
              FOOD RETAIL (0.5%)
    318,999   Kroger Co.                                                           11,289
                                                                            -------------
              HOUSEHOLD PRODUCTS (2.2%)
    550,138   Procter & Gamble Co.                                                 44,077
                                                                            -------------
              PACKAGED FOODS & MEAT (2.4%)
  3,450,241   Danone ADR                                                           48,787
                                                                            -------------
              SOFT DRINKS (5.1%)
  1,099,889   Coca-Cola Co.                                                        49,275
    380,745   Monster Beverage Corp.*                                              54,911
                                                                            -------------
                                                                                  104,186
                                                                            -------------
              Total Consumer Staples                                              256,747
                                                                            -------------

              ENERGY (1.7%)
              ------------
              OIL & GAS EQUIPMENT & SERVICES (1.7%)
    434,423   Schlumberger Ltd.                                                    34,902
                                                                            -------------
              FINANCIALS (5.7%)
              ----------------
              ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
    839,924   SEI Investments Co.                                                  40,384
                                                                            -------------
              CONSUMER FINANCE (1.1%)
    360,167   American Express Co.                                                 23,566
                                                                            -------------
              INVESTMENT BANKING & BROKERAGE (0.2%)
    144,194   Greenhill & Co., Inc.                                                 3,175
                                                                            -------------
              LIFE & HEALTH INSURANCE (0.6%)
    169,194   Prudential Financial, Inc.                                           13,136
                                                                            -------------
              REGIONAL BANKS (0.7%)
    102,534   Signature Bank*                                                      14,132
                                                                            -------------
              SPECIALIZED FINANCE (1.1%)
    144,904   FactSet Research Systems, Inc.                                       21,844
                                                                            -------------
              Total Financials                                                    116,237
                                                                            -------------
              HEALTH CARE (15.3%)
              ------------------
              BIOTECHNOLOGY (3.5%)
    273,089   Amgen, Inc.                                                          43,230
     54,900   Biogen, Inc.*                                                        15,097
    148,644   Gilead Sciences, Inc.                                                13,112
                                                                            -------------
                                                                                   71,439
                                                                            -------------
              HEALTH CARE DISTRIBUTORS (1.2%)
    172,267   Cardinal Health, Inc.                                                13,516
     64,923   McKesson Corp.                                                       10,895
                                                                            -------------
                                                                                   24,411
                                                                            -------------
              HEALTH CARE EQUIPMENT (2.1%)
    407,871   Hologic, Inc.*                                                       13,700
    364,980   Varian Medical Systems, Inc.*                                        29,629
                                                                            -------------
                                                                                   43,329
                                                                            -------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.6%)
    174,023   Express Scripts Holding Co.*                                  $      12,831
                                                                            -------------
              HEALTH CARE TECHNOLOGY (1.5%)
    536,226   Cerner Corp.*                                                        30,104
                                                                            -------------
              MANAGED HEALTH CARE (1.9%)
    125,074   Aetna, Inc.                                                          14,042
     92,895   Anthem, Inc.                                                         13,077
     93,924   Cigna Corp.                                                          13,012
                                                                            -------------
                                                                                   40,131
                                                                            -------------
              PHARMACEUTICALS (4.5%)
    317,438   Merck & Co., Inc.                                                    17,408
    380,466   Novartis AG ADR                                                      28,904
    809,761   Novo Nordisk A/S ADR                                                 45,177
                                                                            -------------
                                                                                   91,489
                                                                            -------------
              Total Health Care                                                   313,734
                                                                            -------------

              INDUSTRIALS (9.9%)
              -----------------
              AEROSPACE & DEFENSE (0.7%)
    110,072   Boeing Co.                                                           14,838
                                                                            -------------
              AIR FREIGHT & LOGISTICS (4.4%)
    806,531   Expeditors International of Washington, Inc.                         40,012
    478,511   United Parcel Service, Inc. "B"                                      50,277
                                                                            -------------
                                                                                   90,289
                                                                            -------------
              AIRLINES (1.3%)
    171,730   Alaska Air Group, Inc.                                               12,095
    308,081   Southwest Airlines Co.                                               13,743
                                                                            -------------
                                                                                   25,838
                                                                            -------------
              BUILDING PRODUCTS (0.8%)
    514,348   Masco Corp.                                                          15,796
                                                                            -------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
    103,811   Cummins, Inc.                                                        12,149
                                                                            -------------
              DIVERSIFIED SUPPORT SERVICES (0.7%)
    152,286   Cintas Corp.                                                         13,672
                                                                            -------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
    126,181   Rockwell Automation, Inc.                                            14,318
                                                                            -------------
              RESEARCH & CONSULTING SERVICES (0.7%)
    129,209   Equifax, Inc.                                                        15,537
                                                                            -------------
              Total Industrials                                                   202,437
                                                                            -------------

              INFORMATION TECHNOLOGY (37.1%)
              -----------------------------
              APPLICATION SOFTWARE (2.3%)
    535,325   Autodesk, Inc.*                                                      32,023
    305,518   Synopsys, Inc.*                                                      14,518
                                                                            -------------
                                                                                   46,541
                                                                            -------------
              COMMUNICATIONS EQUIPMENT (4.2%)
  2,272,986   Cisco Systems, Inc.                                                  62,484
    111,899   F5 Networks, Inc.*                                                   11,722
    475,956   Juniper Networks, Inc.                                               11,137
                                                                            -------------
                                                                                   85,343
                                                                            -------------
              DATA PROCESSING & OUTSOURCED SERVICES (5.3%)
    130,964   Automatic Data Processing, Inc.                                      11,583
    216,293   Global Payments, Inc.                                                15,612

================================================================================

3  | USAA Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    326,733   Total System Services, Inc.                                   $      16,709
    829,237   Visa, Inc. "A"                                                       64,050
                                                                            -------------
                                                                                  107,954
                                                                            -------------
              HOME ENTERTAINMENT SOFTWARE (0.6%)
    197,366   Electronic Arts, Inc.*                                               12,207
                                                                            -------------
              INTERNET SOFTWARE & SERVICES (11.1%)
    718,998   Alibaba Group Holding Ltd. ADR*                                      55,320
     68,057   Alphabet, Inc. "A"*                                                  48,176
     55,948   Alphabet, Inc. "C"*                                                  38,772
    721,770   Facebook, Inc. "A"*                                                  84,866
                                                                            -------------
                                                                                  227,134
                                                                            -------------
              SEMICONDUCTOR EQUIPMENT (0.7%)
    180,841   Lam Research Corp.                                                   13,816
                                                                            -------------
              SEMICONDUCTORS (5.2%)
     90,708   Analog Devices, Inc.                                                  5,109
    665,134   ARM Holdings plc ADR                                                 27,397
    943,298   QUALCOMM, Inc.                                                       47,655
    190,402   Skyworks Solutions, Inc.                                             12,723
    247,148   Texas Instruments, Inc.                                              14,097
                                                                            -------------
                                                                                  106,981
                                                                            -------------
              SYSTEMS SOFTWARE (5.9%)
    941,162   Microsoft Corp.                                                      46,936
  1,869,716   Oracle Corp.                                                         74,527
                                                                            -------------
                                                                                  121,463
                                                                            -------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.8%)
    119,331   Apple, Inc.                                                          11,186
    558,997   EMC Corp.                                                            14,596
    292,263   Western Digital Corp.                                                11,943
                                                                            -------------
                                                                                   37,725
                                                                            -------------
              Total Information Technology                                        759,164
                                                                            -------------

              MATERIALS (0.7%)
              ---------------
              DIVERSIFIED CHEMICALS (0.7%)
    287,625   Dow Chemical Co.                                                     15,132
                                                                            -------------
              Total Common Stocks                                               2,023,878
                                                                            -------------
              Total Equity Securities (cost: $1,427,085)                        2,023,878
                                                                            -------------

              MONEY MARKET INSTRUMENTS (1.0%)

              MONEY MARKET FUNDS (1.0%)
 21,424,511   State Street Institutional Liquid Reserves Fund
              Premier Class, 0.46% (a)
              (cost: $21,425)                                                      21,425
                                                                            -------------

              TOTAL INVESTMENTS (COST: $1,448,510)                          $   2,045,303
                                                                            =============

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                      (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                    QUOTED PRICES          OTHER         SIGNIFICANT
                                      IN ACTIVE         SIGNIFICANT     UNOBSERVABLE
                                       MARKETS          OBSERVABLE         INPUTS
                                    FOR IDENTICAL         INPUTS
ASSETS                                  ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                     $   2,023,878       $        --     $         --      $  2,023,878
Money Market Instruments:
  Money Market Funds                       21,425                --               --            21,425
------------------------------------------------------------------------------------------------------
Total                               $   2,045,303       $        --     $         --      $  2,045,303
------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2015, through April 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

6  | USAA Growth Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

7  | USAA Growth Fund

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $617,625,000 and $20,832,000, respectively, resulting in net unrealized appreciation of $596,793,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,048,801,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.7% of net assets at April 30, 2016.

E. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
*    Non-income-producing security.

================================================================================

9  | USAA Growth Fund

-------------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH & INCOME FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48489-0616                                   (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
April 30, 2016 (unaudited)

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.6%)

              COMMON STOCKS (97.6%)

              CONSUMER DISCRETIONARY (16.3%)
              ------------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
    339,700   Hanesbrands, Inc.                                                    $     9,861
                                                                                   -----------
              AUTO PARTS & EQUIPMENT (2.2%)
    100,000   BorgWarner, Inc.                                                           3,592
    150,630   Delphi Automotive plc                                                     11,091
    420,900   Johnson Controls, Inc.                                                    17,425
                                                                                   -----------
                                                                                        32,108
                                                                                   -----------
              CABLE & SATELLITE (0.7%)
    171,100   Comcast Corp. "A"                                                         10,396
                                                                                   -----------
              CASINOS & GAMING (1.4%)
    206,610   Las Vegas Sands Corp.                                                      9,329
    548,600   MGM Resorts International*                                                11,685
                                                                                   -----------
                                                                                        21,014
                                                                                   -----------
              GENERAL MERCHANDISE STORES (0.8%)
    153,290   Target Corp.                                                              12,187
                                                                                   -----------
              HOME IMPROVEMENT RETAIL (1.0%)
    115,890   Home Depot, Inc.                                                          15,516
                                                                                   -----------
              HOMEBUILDING (0.4%)
      3,391   NVR, Inc.*                                                                 5,633
                                                                                   -----------
              HOTELS, RESORTS & CRUISE LINES (5.1%)
    184,300   Carnival Corp.                                                             9,040
    275,100   Hilton Worldwide Holdings, Inc.                                            6,066
    831,500   Norwegian Cruise Line Holdings Ltd.*                                      40,652
    257,300   Royal Caribbean Cruises Ltd.                                              19,915
                                                                                   -----------
                                                                                        75,673
                                                                                   -----------
              INTERNET RETAIL (1.9%)
     34,810   Amazon.com, Inc.*                                                         22,961
     38,000   Expedia, Inc.                                                              4,399
                                                                                   -----------
                                                                                        27,360
                                                                                   -----------
              LEISURE FACILITIES (0.6%)
    421,000   SeaWorld Entertainment, Inc.                                               8,390
                                                                                   -----------
              MOVIES & ENTERTAINMENT (1.1%)
    154,600   Walt Disney Co.                                                           15,964
                                                                                   -----------
              SPECIALTY STORES (0.4%)
     73,590   Tiffany & Co.                                                              5,251
                                                                                   -----------
              Total Consumer Discretionary                                             239,353
                                                                                   -----------

================================================================================

1  |  USAA Growth & Income Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              CONSUMER STAPLES (5.3%)
              -----------------------
              DRUG RETAIL (1.4%)
    117,775   CVS Health Corp.                                                     $    11,837
    115,860   Walgreens Boots Alliance, Inc.                                             9,185
                                                                                   -----------
                                                                                        21,022
                                                                                   -----------
              FOOD RETAIL (0.4%)
    180,000   Kroger Co.                                                                 6,370
                                                                                   -----------
              HOUSEHOLD PRODUCTS (0.5%)
     83,215   Procter & Gamble Co.                                                       6,667
                                                                                   -----------
              PACKAGED FOODS & MEAT (0.5%)
    100,000   Kraft Heinz Co.                                                            7,807
                                                                                   -----------
              SOFT DRINKS (0.7%)
     98,700   PepsiCo, Inc.                                                             10,162
                                                                                   -----------
              TOBACCO (1.8%)
    168,300   Altria Group, Inc.                                                        10,554
     79,500   Philip Morris International, Inc.                                          7,801
    158,226   Reynolds American, Inc.                                                    7,848
                                                                                   -----------
                                                                                        26,203
                                                                                   -----------
              Total Consumer Staples                                                    78,231
                                                                                   -----------
              ENERGY (6.0%)
              -------------
              INTEGRATED OIL & GAS (2.0%)
    278,500   BP plc ADR                                                                 9,352
     95,400   Chevron Corp.                                                              9,748
    127,400   Occidental Petroleum Corp.                                                 9,765
                                                                                   -----------
                                                                                        28,865
                                                                                   -----------
              OIL & GAS EQUIPMENT & SERVICES (0.8%)
    383,700   Fairmount Santrol Holdings Inc.*                                           1,535
    252,650   Halliburton Co.                                                           10,437
                                                                                   -----------
                                                                                        11,972
                                                                                   -----------
              OIL & GAS EXPLORATION & PRODUCTION (2.8%)
    151,540   Cimarex Energy Co.                                                        16,500
    197,100   ConocoPhillips                                                             9,419
    195,000   EOG Resources, Inc.                                                       16,111
                                                                                   -----------
                                                                                        42,030
                                                                                   -----------
              OIL & GAS REFINING & MARKETING (0.4%)
     72,300   Phillips 66                                                                5,937
                                                                                   -----------
              Total Energy                                                              88,804
                                                                                   -----------
              FINANCIALS (19.1%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (2.9%)
    178,040   Ameriprise Financial, Inc.                                                17,074
    252,500   Bank of New York Mellon Corp.                                             10,161
    236,400   Invesco Ltd.                                                               7,331
    123,600   State Street Corp.                                                         7,700
                                                                                   -----------
                                                                                        42,266
                                                                                   -----------
              CONSUMER FINANCE (2.6%)
    113,500   American Express Co.                                                       7,426
    147,700   Capital One Financial Corp.                                               10,692
    133,800   Discover Financial Services                                                7,529
    502,820   Navient Corp.                                                              6,874
    777,320   SLM Corp.*                                                                 5,262
                                                                                   -----------
                                                                                        37,783
                                                                                   -----------

================================================================================

                                                  Portfolio of Investments  |  2

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (4.6%)
  1,321,700   Bank of America Corp.                                                $    19,244
    550,300   Citigroup, Inc.                                                           25,468
    184,355   JPMorgan Chase & Co.                                                      11,651
    214,835   Wells Fargo & Co.                                                         10,738
                                                                                   -----------
                                                                                        67,101
                                                                                   -----------
              INSURANCE BROKERS (0.4%)
     45,600   Willis Towers Watson plc                                                   5,695
                                                                                   -----------
              INVESTMENT BANKING & BROKERAGE (2.0%)
    397,900   Charles Schwab Corp.                                                      11,304
    259,200   E*Trade Financial Corp.*                                                   6,527
    430,700   Morgan Stanley                                                            11,655
                                                                                   -----------
                                                                                        29,486
                                                                                   -----------
              MULTI-LINE INSURANCE (1.0%)
    271,015   American International Group, Inc.                                        15,128
                                                                                   -----------
              MULTI-SECTOR HOLDINGS (0.4%)
     39,400   Berkshire Hathaway, Inc. "B"*                                              5,732
                                                                                   -----------
              PROPERTY & CASUALTY INSURANCE (0.6%)
     50,000   Allstate Corp.                                                             3,252
     37,200   FNF Group                                                                  1,187
    125,000   XL Group plc                                                               4,091
                                                                                   -----------
                                                                                         8,530
                                                                                   -----------
              REGIONAL BANKS (1.9%)
    361,000   Fifth Third Bancorp                                                        6,610
    706,100   KeyCorp                                                                    8,678
    325,300   People's United Financial, Inc.                                            5,042
     94,150   PNC Financial Services Group, Inc.                                         8,265
                                                                                   -----------
                                                                                        28,595
                                                                                   -----------
              SPECIALIZED FINANCE (2.2%)
    177,070   CME Group, Inc.                                                           16,274
     67,020   Intercontinental Exchange, Inc.                                           16,087
                                                                                   -----------
                                                                                        32,361
                                                                                   -----------
              THRIFTS & MORTGAGE FINANCE (0.5%)
    524,800   New York Community Bancorp, Inc.                                           7,888
                                                                                   -----------
              Total Financials                                                         280,565
                                                                                   -----------
              HEALTH CARE (10.9%)
              -------------------
              BIOTECHNOLOGY (1.2%)
     98,300   AbbVie, Inc.                                                               5,996
     58,280   Amgen, Inc.                                                                9,226
     30,600   Gilead Sciences, Inc.                                                      2,699
                                                                                   -----------
                                                                                        17,921
                                                                                   -----------
              HEALTH CARE DISTRIBUTORS (0.8%)
     59,300   Cardinal Health, Inc.                                                      4,653
     45,000   McKesson Corp.                                                             7,552
                                                                                   -----------
                                                                                        12,205
                                                                                   -----------
              HEALTH CARE EQUIPMENT (1.9%)
    536,000   Hologic, Inc.*                                                            18,004
    115,500   Medtronic plc                                                              9,142
                                                                                   -----------
                                                                                        27,146
                                                                                   -----------
              HEALTH CARE SERVICES (0.6%)
    122,600   Express Scripts Holdings Co.*                                              9,039
                                                                                   -----------

================================================================================

3  |  USAA Growth & Income Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (2.2%)
     49,128   Anthem, Inc.                                                         $     6,916
     60,760   Cigna Corp.                                                                8,418
    129,800   UnitedHealth Group, Inc.                                                  17,092
                                                                                   -----------
                                                                                        32,426
                                                                                   -----------
              PHARMACEUTICALS (4.2%)
     50,615   Allergan plc*                                                             10,961
    166,200   Johnson & Johnson                                                         18,628
    132,175   Merck & Co., Inc.                                                          7,248
    312,882   Pfizer, Inc.                                                              10,234
    200,800   Sanofi ADR                                                                 8,253
    126,400   Teva Pharmaceutical Industries Ltd. ADR                                    6,883
                                                                                   -----------
                                                                                        62,207
                                                                                   -----------
              Total Health Care                                                        160,944
                                                                                   -----------
              INDUSTRIALS (16.5%)
              -------------------
              AEROSPACE & DEFENSE (5.7%)
     65,360   Boeing Co.                                                                 8,811
     48,100   General Dynamics Corp.                                                     6,759
    120,530   Honeywell International, Inc.                                             13,773
     56,100   Raytheon Co.                                                               7,088
    627,000   Rolls-Royce Holdings plc ADR                                               6,183
    451,200   Spirit AeroSystems Holdings, Inc. "A"*                                    21,274
     42,580   TransDigm Group, Inc.*                                                     9,703
     92,105   United Technologies Corp.                                                  9,613
                                                                                   -----------
                                                                                        83,204
                                                                                   -----------
              AGRICULTURAL & FARM MACHINERY (0.4%)
     67,500   Deere & Co.                                                                5,677
                                                                                   -----------
              AIR FREIGHT & LOGISTICS (0.7%)
     62,055   FedEx Corp.                                                               10,246
                                                                                   -----------
              AIRLINES (1.8%)
    287,625   Southwest Airlines Co.                                                    12,831
    293,380   United Continental Holdings, Inc.*                                        13,440
                                                                                   -----------
                                                                                        26,271
                                                                                   -----------
              BUILDING PRODUCTS (0.6%)
    206,500   Owens Corning, Inc.                                                        9,513
                                                                                   -----------
              CONSTRUCTION & ENGINEERING (0.3%)
    293,100   KBR, Inc.                                                                  4,561
                                                                                   -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     94,072   Eaton Corp. plc                                                            5,952
                                                                                   -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
    186,700   Republic Services, Inc.                                                    8,788
                                                                                   -----------
              INDUSTRIAL CONGLOMERATES (0.7%)
    331,556   General Electric Co.                                                      10,195
                                                                                   -----------
              INDUSTRIAL MACHINERY (1.3%)
    100,000   Illinois Tool Works, Inc.                                                 10,452
     83,200   Stanley Black & Decker, Inc.                                               9,312
                                                                                   -----------
                                                                                        19,764
                                                                                   -----------
              RAILROADS (2.7%)
    193,800   Canadian Pacific Railway Ltd.                                             27,956
    120,790   Kansas City Southern                                                      11,445
                                                                                   -----------
                                                                                        39,401
                                                                                   -----------

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              RESEARCH & CONSULTING SERVICES (0.7%)
    188,900   Nielsen Holdings plc                                                 $     9,849
                                                                                   -----------
              SECURITY & ALARM SERVICES (0.6%)
    233,800   Tyco International plc                                                     9,006
                                                                                   -----------
              Total Industrials                                                        242,427
                                                                                   -----------
              INFORMATION TECHNOLOGY (18.3%)
              ------------------------------
              APPLICATION SOFTWARE (1.3%)
    122,200   Adobe Systems, Inc.*                                                      11,514
     90,000   Citrix Systems, Inc.*                                                      7,365
                                                                                   -----------
                                                                                        18,879
                                                                                   -----------
              COMMUNICATIONS EQUIPMENT (0.7%)
    443,600   Juniper Networks, Inc.                                                    10,380
                                                                                   -----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
     16,000   Alliance Data Systems Corp.*                                               3,253
    195,960   Visa, Inc. "A"                                                            15,136
                                                                                   -----------
                                                                                        18,389
                                                                                   -----------
              INTERNET SOFTWARE & SERVICES (3.5%)
     31,416   Alphabet, Inc. "A"*                                                       22,239
    245,100   Facebook, Inc. "A"*                                                       28,819
                                                                                   -----------
                                                                                        51,058
                                                                                   -----------
              SEMICONDUCTOR EQUIPMENT (1.0%)
    524,500   Applied Materials, Inc.                                                   10,736
     55,000   Lam Research Corp.                                                         4,202
                                                                                   -----------
                                                                                        14,938
                                                                                   -----------
              SEMICONDUCTORS (6.5%)
    160,672   Broadcom Ltd.                                                             23,418
    420,200   Intel Corp.                                                               12,724
    178,200   Microchip Technology, Inc.                                                 8,659
    352,245   NXP Semiconductors N.V.*                                                  30,039
    222,900   QUALCOMM, Inc.                                                            11,261
    181,100   Texas Instruments, Inc.                                                   10,330
                                                                                   -----------
                                                                                        96,431
                                                                                   -----------
              SYSTEMS SOFTWARE (3.3%)
    518,635   Microsoft Corp.                                                           25,864
    555,165   Oracle Corp.                                                              22,129
                                                                                   -----------
                                                                                        47,993
                                                                                   -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.8%)
    121,950   Apple, Inc.                                                               11,432
                                                                                   -----------
              Total Information Technology                                             269,500
                                                                                   -----------
              MATERIALS (3.5%)
              ----------------
              COMMODITY CHEMICALS (0.5%)
     96,400   LyondellBasell Industries N.V. "A"                                         7,969
                                                                                   -----------
              CONSTRUCTION MATERIALS (1.8%)
    316,800   CRH plc ADR                                                                9,222
    156,190   Vulcan Materials Co.                                                      16,811
                                                                                   -----------
                                                                                        26,033
                                                                                   -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    192,600   FMC Corp.                                                                  8,332
                                                                                   -----------
              INDUSTRIAL GASES (0.6%)
     66,800   Air Products & Chemicals, Inc.                                             9,745
                                                                                   -----------

================================================================================

5  |  USAA Growth & Income Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              Total Materials                                                      $    52,079
                                                                                   -----------
              TELECOMMUNICATION SERVICES (1.7%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    177,440   Verizon Communications, Inc.                                               9,039
                                                                                   -----------
              WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    286,500   T-Mobile US, Inc.*                                                        11,254
    132,327   Vodafone Group plc ADR                                                     4,332
                                                                                   -----------
                                                                                        15,586
                                                                                   -----------
              Total Telecommunication Services                                          24,625
                                                                                   -----------
              Total Common Stocks                                                    1,436,528
                                                                                   -----------
              Total Equity Securities (cost: $1,176,046)                             1,436,528
                                                                                   -----------
              MONEY MARKET INSTRUMENTS (1.3%)

              MONEY MARKET FUNDS (1.3%)
 19,170,280   State Street Institutional Liquid Reserves Fund Premier Class,
              0.46% (a) (cost: $19,170)                                                 19,170
                                                                                   -----------

              TOTAL INVESTMENTS (COST: $1,195,216)                                 $ 1,455,698
                                                                                   ===========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                      (LEVEL 1)             (LEVEL 2)          (LEVEL 3)
                                    QUOTED PRICES              OTHER           SIGNIFICANT
                                      IN ACTIVE            SIGNIFICANT        UNOBSERVABLE
                                       MARKETS             OBSERVABLE            INPUTS
                                    FOR IDENTICAL            INPUTS
ASSETS                                  ASSETS                                                         TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                      $   1,436,528         $        --        $         --      $  1,436,528
Money Market Instruments:
  Money Market Funds                        19,170                  --                  --            19,170
------------------------------------------------------------------------------------------------------------
Total                                $   1,455,698         $        --        $         --      $  1,455,698
------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2015, through April 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments  |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Growth & Income Fund Shares (Fund Shares), Growth & Income Fund Adviser Shares (Adviser Shares), and effective August 7, 2015, a new share class designated Growth & Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

7  |  USAA Growth & Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted

================================================================================

                                         Notes to Portfolio of Investments  |  8

================================================================================

bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

================================================================================

9  |  USAA Growth & Income Fund

================================================================================

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $302,716,000 and $42,234,000, respectively, resulting in net unrealized appreciation of $260,482,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,471,732,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.2% of net assets at April 30, 2016.

E. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
*    Non-income-producing security.

================================================================================

                                        Notes to Portfolio of Investments  |  10


--------------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME STOCK FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48490-0616                                   (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
April 30, 2016 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (95.6%)

              COMMON STOCKS (95.6%)

              CONSUMER DISCRETIONARY (5.4%)
              -----------------------------
              ADVERTISING (0.5%)
    150,200   Omnicom Group, Inc.                                                           $     12,462
                                                                                            ------------
              AUTO PARTS & EQUIPMENT (0.6%)
    351,300   Johnson Controls, Inc.                                                              14,544
                                                                                            ------------
              AUTOMOBILE MANUFACTURERS (0.8%)
      9,310   Daimler AG                                                                             650
    133,008   Daimler AG ADR                                                                       9,276
    804,000   Ford Motor Co.                                                                      10,902
                                                                                            ------------
                                                                                                  20,828
                                                                                            ------------
              DISTRIBUTORS (0.5%)
    145,100   Genuine Parts Co.                                                                   13,925
                                                                                            ------------
              GENERAL MERCHANDISE STORES (0.4%)
    145,000   Target Corp.                                                                        11,527
                                                                                            ------------
              HOME IMPROVEMENT RETAIL (0.5%)
    101,000   Home Depot, Inc.                                                                    13,523
                                                                                            ------------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
    144,789   Carnival Corp.                                                                       7,102
                                                                                            ------------
              MOVIES & ENTERTAINMENT (0.7%)
    471,200   Regal Entertainment Group "A"                                                        9,824
    112,615   Time Warner, Inc.                                                                    8,462
                                                                                            ------------
                                                                                                  18,286
                                                                                            ------------
              RESTAURANTS (0.7%)
    187,640   Brinker International, Inc.                                                          8,691
     86,740   McDonald's Corp.                                                                    10,972
                                                                                            ------------
                                                                                                  19,663
                                                                                            ------------
              SPECIALIZED CONSUMER SERVICES (0.4%)
    468,900   H&R Block, Inc.                                                                      9,491
                                                                                            ------------
              Total Consumer Discretionary                                                       141,351
                                                                                            ------------
              CONSUMER STAPLES (12.6%)
              ------------------------
              AGRICULTURAL PRODUCTS (0.1%)
     54,900   Bunge Ltd.                                                                           3,431
                                                                                            ------------
              BREWERS (0.5%)
    143,202   Molson Coors Brewing Co. "B"                                                        13,694
                                                                                            ------------
              DRUG RETAIL (0.8%)
     99,240   CVS Health Corp.                                                                     9,974

================================================================================

1  |  USAA Income Stock Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    133,900   Walgreens Boots Alliance, Inc.                                                $     10,615
                                                                                            ------------
                                                                                                  20,589
                                                                                            ------------
              HOUSEHOLD PRODUCTS (2.5%)
    114,275   Colgate-Palmolive Co.                                                                8,104
    224,344   Kimberly-Clark Corp.                                                                28,086
    366,880   Procter & Gamble Co.                                                                29,395
                                                                                            ------------
                                                                                                  65,585
                                                                                            ------------
              HYPERMARKETS & SUPER CENTERS (0.9%)
    339,900   Wal-Mart Stores, Inc.                                                               22,729
                                                                                            ------------
              PACKAGED FOODS & MEAT (2.3%)
    274,000   B&G Foods, Inc.                                                                     11,292
    291,900   Campbell Soup Co.                                                                   18,013
     93,400   Hershey Co.                                                                          8,696
    271,900   Kraft Heinz Co.                                                                     21,227
                                                                                            ------------
                                                                                                  59,228
                                                                                            ------------
              PERSONAL PRODUCTS (0.6%)
    374,200   Unilever N.V.                                                                       16,472
                                                                                            ------------
              SOFT DRINKS (1.5%)
    347,800   Coca-Cola Co.                                                                       15,581
    261,050   Coca-Cola Enterprises, Inc.                                                         13,700
    110,914   PepsiCo, Inc.                                                                       11,420
                                                                                            ------------
                                                                                                  40,701
                                                                                            ------------
              TOBACCO (3.4%)
    382,825   Altria Group, Inc.                                                                  24,007
    410,860   Philip Morris International, Inc.                                                   40,314
    483,728   Reynolds American, Inc.                                                             23,993
                                                                                            ------------
                                                                                                  88,314
                                                                                            ------------
              Total Consumer Staples                                                             330,743
                                                                                            ------------
              ENERGY (7.4%)
              -------------
              INTEGRATED OIL & GAS (5.7%)
    342,100   Chevron Corp.                                                                       34,956
    287,727   Exxon Mobil Corp.                                                                   25,435
    711,795   Occidental Petroleum Corp.                                                          54,559
    676,074   Royal Dutch Shell plc ADR "A"                                                       35,757
                                                                                            ------------
                                                                                                 150,707
                                                                                            ------------
              OIL & GAS DRILLING (0.2%)
    460,100   Transocean Ltd.                                                                      5,098
                                                                                            ------------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     98,100   Halliburton Co.                                                                      4,053
                                                                                            ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    216,100   ConocoPhillips                                                                      10,327
    408,800   Marathon Oil Corp.                                                                   5,760
                                                                                            ------------
                                                                                                  16,087
                                                                                            ------------
              OIL & GAS STORAGE & TRANSPORTATION (0.7%)
    338,335   Enterprise Products Partners, LP                                                     9,030
    301,100   Spectra Energy Corp.                                                                 9,416
                                                                                            ------------
                                                                                                  18,446
                                                                                            ------------
              Total Energy                                                                       194,391
                                                                                            ------------
              FINANCIALS (15.3%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
     37,520   BlackRock, Inc.                                                                     13,370

================================================================================

                                                  Portfolio of Investments  |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    141,900   State Street Corp.                                                            $      8,840
                                                                                            ------------
                                                                                                  22,210
                                                                                            ------------
              CONSUMER FINANCE (0.3%)
    289,413   Synchrony Financial*                                                                 8,847
                                                                                            ------------
              DIVERSIFIED BANKS (4.3%)
    482,200   Bank of America Corp.                                                                7,021
    115,940   Commonwealth Bank of Australia ADR                                                   6,517
    367,700   HSBC Holdings plc ADR                                                               12,255
    720,200   JPMorgan Chase & Co.                                                                45,517
    263,000   U.S. Bancorp                                                                        11,227
    580,650   Wells Fargo & Co.                                                                   29,021
                                                                                            ------------
                                                                                                 111,558
                                                                                            ------------
              INSURANCE BROKERS (1.2%)
    399,500   Arthur J. Gallagher & Co.                                                           18,393
    222,670   Marsh & McLennan Companies, Inc.                                                    14,062
                                                                                            ------------
                                                                                                  32,455
                                                                                            ------------
              INVESTMENT BANKING & BROKERAGE (0.2%)
    182,600   Morgan Stanley                                                                       4,941
                                                                                            ------------
              LIFE & HEALTH INSURANCE (1.1%)
    633,400   MetLife, Inc.                                                                       28,566
                                                                                            ------------
              MULTI-LINE INSURANCE (0.4%)
    662,200   Allianz SE ADR                                                                      11,284
                                                                                            ------------
              PROPERTY & CASUALTY INSURANCE (0.6%)
     42,600   Allstate Corp.                                                                       2,771
     72,900   Chubb Ltd.                                                                           8,592
    109,000   XL Group plc                                                                         3,568
                                                                                            ------------
                                                                                                  14,931
                                                                                            ------------
              REGIONAL BANKS (3.3%)
    686,500   BB&T Corp.                                                                          24,288
    402,900   Fifth Third Bancorp                                                                  7,377
    580,200   KeyCorp                                                                              7,131
     85,900   M&T Bank Corp.                                                                      10,164
    592,160   People's United Financial, Inc.                                                      9,178
    336,500   PNC Financial Services Group, Inc.                                                  29,538
                                                                                            ------------
                                                                                                  87,676
                                                                                            ------------
              REITs - HEALTH CARE (0.9%)
    342,520   Welltower, Inc.                                                                     23,778
                                                                                            ------------
              REITs - SPECIALIZED (1.2%)
    275,245   Corrections Corp. of America                                                         8,373
    623,855   Iron Mountain, Inc.                                                                 22,790
                                                                                            ------------
                                                                                                  31,163
                                                                                            ------------
              SPECIALIZED FINANCE (0.9%)
    265,380   CME Group, Inc.                                                                     24,391
                                                                                            ------------
              Total Financials                                                                   401,800
                                                                                            ------------
              HEALTH CARE (10.6%)
              -------------------
              BIOTECHNOLOGY (2.3%)
    875,150   AbbVie, Inc.                                                                        53,384
     64,800   Gilead Sciences, Inc.                                                                5,716
                                                                                            ------------
                                                                                                  59,100
                                                                                            ------------
              HEALTH CARE EQUIPMENT (1.0%)
    348,580   Medtronic plc                                                                       27,590
                                                                                            ------------

================================================================================

3  |  USAA Income Stock Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (0.8%)
    152,636   UnitedHealth Group, Inc.                                                      $     20,099
                                                                                            ------------
              PHARMACEUTICALS (6.5%)
    550,500   Johnson & Johnson                                                                   61,700
    769,650   Merck & Co., Inc.                                                                   42,208
    214,500   Novartis AG ADR                                                                     16,296
  1,517,870   Pfizer, Inc.                                                                        49,649
                                                                                            ------------
                                                                                                 169,853
                                                                                            ------------
              Total Health Care                                                                  276,642
                                                                                            ------------
              INDUSTRIALS (15.3%)
              -------------------
              AEROSPACE & DEFENSE (5.5%)
    100,390   Boeing Co.                                                                          13,533
     95,905   General Dynamics Corp.                                                              13,476
    131,750   Honeywell International, Inc.                                                       15,055
    141,790   Lockheed Martin Corp.                                                               32,949
    299,950   Raytheon Co.                                                                        37,899
    295,650   United Technologies Corp.                                                           30,857
                                                                                            ------------
                                                                                                 143,769
                                                                                            ------------
              AIR FREIGHT & LOGISTICS (0.9%)
    228,660   United Parcel Service, Inc. "B"                                                     24,025
                                                                                            ------------
              COMMERCIAL PRINTING (1.2%)
    281,900   Deluxe Corp.                                                                        17,698
    713,100   R.R. Donnelley & Sons Co.                                                           12,408
                                                                                            ------------
                                                                                                  30,106
                                                                                            ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
     76,000   Caterpillar, Inc.                                                                    5,907
                                                                                            ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.0%)
    603,800   Eaton Corp. plc                                                                     38,202
    271,900   Emerson Electric Co.                                                                14,854
                                                                                            ------------
                                                                                                  53,056
                                                                                            ------------
              ENVIRONMENTAL & FACILITIES SERVICES (2.0%)
    621,550   Republic Services, Inc.                                                             29,256
    401,990   Waste Management, Inc.                                                              23,633
                                                                                            ------------
                                                                                                  52,889
                                                                                            ------------
              INDUSTRIAL CONGLOMERATES (2.9%)
    150,450   3M Co.                                                                              25,183
  1,617,603   General Electric Co.                                                                49,741
                                                                                            ------------
                                                                                                  74,924
                                                                                            ------------
              INDUSTRIAL MACHINERY (0.6%)
     56,200   Parker-Hannifin Corp.                                                                6,520
     77,500   Stanley Black & Decker, Inc.                                                         8,674
                                                                                            ------------
                                                                                                  15,194
                                                                                            ------------
              Total Industrials                                                                  399,870
                                                                                            ------------
              INFORMATION TECHNOLOGY (10.8%)
              ------------------------------
              COMMUNICATIONS EQUIPMENT (2.4%)
  1,881,900   Cisco Systems, Inc.                                                                 51,734
    183,800   QUALCOMM, Inc.                                                                       9,286
                                                                                            ------------
                                                                                                  61,020
                                                                                            ------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
    206,850   Automatic Data Processing, Inc.                                                     18,294
    252,261   Paychex, Inc.                                                                       13,148
                                                                                            ------------
                                                                                                  31,442
                                                                                            ------------

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (3.4%)
  1,015,200   Intel Corp.                                                                   $     30,740
    190,180   Linear Technology Corp.                                                              8,459
    361,950   Microchip Technology, Inc.                                                          17,587
    608,400   Texas Instruments, Inc.                                                             34,703
                                                                                            ------------
                                                                                                  91,489
                                                                                            ------------
              SYSTEMS SOFTWARE (2.1%)
    718,750   Microsoft Corp.                                                                     35,844
    483,950   Oracle Corp.                                                                        19,290
                                                                                            ------------
                                                                                                  55,134
                                                                                            ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.7%)
    136,759   Apple, Inc.                                                                         12,820
    674,900   Hewlett Packard Enterprise Co.                                                      11,244
  1,004,700   HP, Inc.                                                                            12,328
    346,700   Seagate Technology plc                                                               7,547
                                                                                            ------------
                                                                                                  43,939
                                                                                            ------------
              Total Information Technology                                                       283,024
                                                                                            ------------
              MATERIALS (3.0%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     34,600   LyondellBasell Industries N.V. "A"                                                   2,861
                                                                                            ------------
              DIVERSIFIED CHEMICALS (1.5%)
    536,870   Dow Chemical Co.                                                                    28,245
    735,100   Huntsman Corp.                                                                      11,570
                                                                                            ------------
                                                                                                  39,815
                                                                                            ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     92,560   Agrium, Inc.                                                                         7,971
                                                                                            ------------
              PAPER PACKAGING (0.8%)
    417,310   Bemis Co., Inc.                                                                     20,941
                                                                                            ------------
              PRECIOUS METALS & MINERALS (0.3%)
    565,200   Tahoe Resources, Inc.                                                                7,986
                                                                                            ------------
              Total Materials                                                                     79,574
                                                                                            ------------
              TELECOMMUNICATION SERVICES (5.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (3.4%)
    728,112   AT&T, Inc.                                                                          28,265
    450,999   CenturyLink, Inc.                                                                   13,958
    898,406   Verizon Communications, Inc.                                                        45,765
                                                                                            ------------
                                                                                                  87,988
                                                                                            ------------
              WIRELESS TELECOMMUNICATION SERVICES (1.9%)
    430,900   Rogers Communications, Inc. "B"                                                     16,753
  1,029,800   Vodafone Group plc ADR                                                              33,716
                                                                                            ------------
                                                                                                  50,469
                                                                                            ------------
              Total Telecommunication Services                                                   138,457
                                                                                            ------------
              UTILITIES (9.9%)
              ----------------
              ELECTRIC UTILITIES (4.7%)
     92,700   American Electric Power Co., Inc.                                                    5,887
    375,870   Duke Energy Corp.                                                                   29,611
    101,500   Edison International                                                                 7,177
    143,450   Entergy Corp.                                                                       10,785
    342,760   Eversource Energy                                                                   19,345
     27,100   NextEra Energy, Inc.                                                                 3,186
    769,580   PPL Corp.                                                                           28,967

================================================================================

5  |  USAA Income Stock Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    209,350   Southern Co.                                                                  $     10,489
    148,000   Westar Energy, Inc.                                                                  7,638
                                                                                            ------------
                                                                                                 123,085
                                                                                            ------------
              GAS UTILITIES (0.4%)
    168,450   WGL Holdings, Inc.                                                                  11,436
                                                                                            ------------
              MULTI-UTILITIES (4.8%)
    468,700   Ameren Corp.                                                                        22,498
    428,700   CMS Energy Corp.                                                                    17,440
    184,300   Dominion Resources, Inc.                                                            13,172
     66,100   National Grid plc ADR                                                                4,760
    484,565   NiSource, Inc.                                                                      11,004
    155,950   SCANA Corp.                                                                         10,712
    277,860   TECO Energy, Inc.                                                                    7,716
    241,850   Vectren Corp.                                                                       11,814
    438,360   WEC Energy Group, Inc.                                                              25,517
                                                                                            ------------
                                                                                                 124,633
                                                                                            ------------
              Total Utilities                                                                    259,154
                                                                                            ------------
              Total Common Stocks                                                              2,505,006
                                                                                            ------------
              Total Equity Securities (cost: $2,081,692)                                       2,505,006
                                                                                            ------------
              MONEY MARKET INSTRUMENTS (2.7%)

              MONEY MARKET FUNDS (2.7%)
 71,358,657   State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (a)
              (cost: $71,359)                                                                     71,359
                                                                                            ------------

              TOTAL INVESTMENTS (COST: $2,153,051)                                          $  2,576,365
                                                                                            ============

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                      (LEVEL 1)             (LEVEL 2)           (LEVEL 3)
                                    QUOTED PRICES             OTHER            SIGNIFICANT
                                      IN ACTIVE            SIGNIFICANT        UNOBSERVABLE
                                       MARKETS             OBSERVABLE            INPUTS
                                    FOR IDENTICAL            INPUTS
ASSETS                                  ASSETS                                                         TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                      $  2,505,006          $        --        $         --      $  2,505,006
Money Market Instruments:
  Money Market Funds                       71,359                   --                  --            71,359
------------------------------------------------------------------------------------------------------------
Total                                $  2,576,365          $        --        $         --      $  2,576,365
------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2015, through April 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments  |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

7  |  USAA Income Stock Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods

================================================================================

                                         Notes to Portfolio of Investments  |  8

================================================================================

which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $512,521,000 and $89,207,000, respectively, resulting in net unrealized appreciation of $423,314,000.

================================================================================

9  |  USAA Income Stock Fund

================================================================================

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,619,912,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.7% of net assets at April 30, 2016.

E. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
* Non-income-producing security. As of April 30, 2016, 98.0% of the Fund's net assets were invested in dividend-paying stocks.

================================================================================

                                        Notes to Portfolio of Investments  |  10


-------------------------------------------------------------------------------


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48484-0616                                  (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
April 30, 2016 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              BONDS (96.2%)

              CORPORATE OBLIGATIONS (47.2%)

              CONSUMER DISCRETIONARY (2.6%)
              -----------------------------
              APPAREL RETAIL (0.2%)
$    10,000   L Brands, Inc.                                          5.63%            2/15/2022       $    11,050
      5,000   Mens Wearhouse, Inc. (a)                                5.00             6/18/2021             4,925
                                                                                                       -----------
                                                                                                            15,975
                                                                                                       -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
      1,980   Hanesbrands, Inc. (a)                                   3.25             4/29/2022             1,991
                                                                                                       -----------
              AUTOMOTIVE RETAIL (0.3%)
     15,048   Advance Auto Parts, Inc.                                4.50            12/01/2023            15,999
      5,000   CST Brands, Inc.                                        5.00             5/01/2023             5,078
                                                                                                       -----------
                                                                                                            21,077
                                                                                                       -----------
              CABLE & SATELLITE (1.1%)
     20,000   CCO Safari II, LLC (b)                                  6.38            10/23/2035            23,139
      5,000   CCOH Safari, LLC (b)                                    5.75             2/15/2026             5,175
      3,500   Charter Communications Operating,
                 LLC (a),(c),(d)                                        -- (e)         5/23/2016             3,500
     10,000   NBCUniversal Enterprise, Inc. (b)                       1.97             4/15/2019            10,168
     10,000   NBCUniversal Media, LLC (f)                             5.15             4/30/2020            11,379
      3,750   Neptune Finco Corp. (a)                                 5.00            10/09/2022             3,774
     10,000   Time Warner Cable, Inc.                                 6.75             7/01/2018            11,069
                                                                                                       -----------
                                                                                                            68,204
                                                                                                       -----------
              CASINOS & GAMING (0.1%)
      3,000   International Game Technology                           7.50             6/15/2019             3,319
                                                                                                       -----------
              CATALOG RETAIL (0.1%)
      4,000   QVC, Inc.                                               3.13             4/01/2019             4,055
                                                                                                       -----------
              GENERAL MERCHANDISE STORES (0.0%)
      2,068   Dollar Tree, Inc. (a)                                   3.50             7/06/2022             2,082
                                                                                                       -----------
              HOME FURNISHINGS (0.1%)
      4,428   Serta Simmons Holdings, LLC (a)                         4.25            10/01/2019             4,446
                                                                                                       -----------
              HOMEBUILDING (0.1%)
      7,000   Lennar Corp.                                            4.50            11/15/2019             7,302
      2,000   Lennar Corp.                                            4.88            12/15/2023             2,040
                                                                                                       -----------
                                                                                                             9,342
                                                                                                       -----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
      5,000   Hyatt Hotels Corp.                                      3.38             7/15/2023             5,012
                                                                                                       -----------
              HOUSEWARES & SPECIALTIES (0.1%)
      7,500   Newell Brands, Inc.                                     3.85             4/01/2023             7,854
                                                                                                       -----------
              MOVIES & ENTERTAINMENT (0.1%)
      1,105   Metropolitan Opera Assoc., Inc.                         1.79            10/01/2017             1,110

================================================================================

1  |  USAA Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     2,235   Metropolitan Opera Assoc., Inc.                         2.14%           10/01/2018       $     2,256
      2,285   Metropolitan Opera Assoc., Inc.                         2.39            10/01/2019             2,302
                                                                                                       -----------
                                                                                                             5,668
                                                                                                       -----------
              RESTAURANTS (0.1%)
      3,784   1011778 B.C. Unlimited Liability Co. (a)                3.75            12/10/2021             3,796
                                                                                                       -----------
              SPECIALTY STORES (0.2%)
      7,727   Harbor Freight Tools USA, Inc. (a)                      4.75             7/26/2019             7,788
      2,970   PetSmart, Inc. (a)                                      4.25             3/11/2022             2,966
      4,000   Staples Escrow, LLC (a)                                 4.75             2/02/2022             4,018
                                                                                                       -----------
                                                                                                            14,772
                                                                                                       -----------
              Total Consumer Discretionary                                                                 167,593
                                                                                                       -----------
              CONSUMER STAPLES (2.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      4,000   Bunge Ltd. Finance Co.                                  8.50             6/15/2019             4,656
                                                                                                       -----------
              DRUG RETAIL (0.5%)
      7,245   CVS Pass-Through Trust                                  6.04            12/10/2028             8,105
      4,280   CVS Pass-Through Trust (b)                              7.51             1/10/2032             5,151
      4,465   CVS Pass-Through Trust (b)                              5.93             1/10/2034             4,969
     10,000   Walgreens Boots Alliance, Inc.                          3.80            11/18/2024            10,454
                                                                                                       -----------
                                                                                                            28,679
                                                                                                       -----------
              FOOD RETAIL (0.1%)
      1,995   Albertson's, LLC (a)                                    5.50             8/25/2019             2,005
      3,800   Albertson's, LLC (a)                                    5.13            12/21/2022             3,810
                                                                                                       -----------
                                                                                                             5,815
                                                                                                       -----------
              HOUSEHOLD PRODUCTS (0.2%)
      4,963   Energizer Holdings, Inc. (a)                            3.25             6/30/2022             4,969
     10,000   SC Johnson & Son, Inc. (b)                              4.35             9/30/2044            10,583
                                                                                                       -----------
                                                                                                            15,552
                                                                                                       -----------
              HYPERMARKETS & SUPER CENTERS (0.3%)
     20,000   Costco Wholesale Corp.                                  1.70            12/15/2019            20,367
                                                                                                       -----------
              PACKAGED FOODS & MEAT (0.7%)
     10,000   J.M. Smucker Co.                                        3.50            10/15/2021            10,639
      5,000   J.M. Smucker Co.                                        4.25             3/15/2035             5,235
     10,000   Kraft Foods Group, Inc.                                 3.50             6/06/2022            10,625
      3,899   Kraft Heinz Foods Co. (b)                               4.88             2/15/2025             4,317
     10,000   Kraft Heinz Foods Co. (b)                               3.95             7/15/2025            10,698
      3,500   Mead Johnson Nutrition Co.                              4.13            11/15/2025             3,753
                                                                                                       -----------
                                                                                                            45,267
                                                                                                       -----------
              PERSONAL PRODUCTS (0.0%)
      1,444   Prestige Brands, Inc. (a)                               3.52             9/03/2021             1,450
                                                                                                       -----------
              SOFT DRINKS (0.2%)
      5,000   PepsiCo, Inc.                                           7.90            11/01/2018             5,827
      5,000   PepsiCo, Inc.                                           4.25            10/22/2044             5,440
                                                                                                       -----------
                                                                                                            11,267
                                                                                                       -----------
              TOBACCO (0.3%)
      5,000   Reynolds American, Inc.                                 2.30             8/21/2017             5,064
     10,000   Reynolds American, Inc.                                 4.00             6/12/2022            10,889
                                                                                                       -----------
                                                                                                            15,953
                                                                                                       -----------
              Total Consumer Staples                                                                       149,006
                                                                                                       -----------
              ENERGY (7.3%)
              -------------
              INTEGRATED OIL & GAS (0.5%)
     10,000   ConocoPhillips Co.                                      4.95             3/15/2026            11,075

================================================================================

                                                  Portfolio of Investments  |  2

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    10,000   ConocoPhillips Co.                                      4.15%           11/15/2034       $     9,622
     10,000   Occidental Petroleum Corp.                              3.40             4/15/2026            10,358
                                                                                                       -----------
                                                                                                            31,055
                                                                                                       -----------
              OIL & GAS DRILLING (0.5%)
      3,000   Nabors Industries, Inc.                                 9.25             1/15/2019             3,184
      7,000   Nabors Industries, Inc.                                 4.63             9/15/2021             6,443
     10,000   Noble Holding International Ltd.                        4.90             8/01/2020             8,423
      5,000   Noble Holding International Ltd.                        6.95             4/01/2025             4,119
      5,000   Rowan Companies, Inc.                                   7.88             8/01/2019             5,084
      5,000   Rowan Companies, Inc.                                   4.88             6/01/2022             4,073
                                                                                                       -----------
                                                                                                            31,326
                                                                                                       -----------
              OIL & GAS EQUIPMENT & SERVICES (0.7%)
      5,000   Baker Hughes, Inc.                                      7.50            11/15/2018             5,622
     20,000   Halliburton Co.                                         3.80            11/15/2025            20,651
     10,000   Schlumberger Holdings Corp. (b)                         4.00            12/21/2025            10,694
      5,000   Weatherford Bermuda                                     9.63             3/01/2019             5,275
      5,000   Weatherford Bermuda                                     4.50             4/15/2022             4,408
                                                                                                       -----------
                                                                                                            46,650
                                                                                                       -----------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
      5,000   Anadarko Petroleum Corp.                                5.95             9/15/2016             5,097
      1,232   California Resources Corp. (b)                          8.00            12/15/2022               849
      7,575   Chesapeake Energy Corp. (b)                             8.00            12/15/2022             5,189
      5,000   Denbury Resources, Inc.                                 4.63             7/15/2023             2,963
     15,000   EOG Resources, Inc.                                     3.90             4/01/2035            14,351
      4,000   EQT Corp.                                               8.13             6/01/2019             4,390
      5,000   Hess Corp.                                              8.13             2/15/2019             5,624
      6,730   Newfield Exploration Co.                                5.63             7/01/2024             6,881
      5,000   Newfield Exploration Co.                                5.38             1/01/2026             4,975
      5,000   Noble Energy, Inc.                                      8.25             3/01/2019             5,598
      5,000   QEP Resources, Inc.                                     6.88             3/01/2021             4,975
     10,000   Southwestern Energy Co., 5.30%, 7/23/2016               4.05 (g)         1/23/2020             9,050
      2,000   Southwestern Energy Co., 6.20%, 7/23/2016               4.95 (g)         1/23/2025             1,750
      3,000   WPX Energy, Inc.                                        5.25             1/15/2017             3,056
                                                                                                       -----------
                                                                                                            74,748
                                                                                                       -----------
              OIL & GAS REFINING & MARKETING (0.6%)
     14,000   EnLink Midstream Partners, LP                           4.15             6/01/2025            12,092
     10,000   Marathon Petroleum Corp.                                4.75             9/15/2044             8,388
     10,000   Phillips 66                                             4.65            11/15/2034            10,575
      5,000   Valero Energy Corp.                                     9.38             3/15/2019             5,953
                                                                                                       -----------
                                                                                                            37,008
                                                                                                       -----------
              OIL & GAS STORAGE & TRANSPORTATION (3.8%)
     15,000   Boardwalk Pipelines, LP                                 4.95            12/15/2024            14,008
     10,000   Buckeye Partners, LP                                    2.65            11/15/2018            10,036
     10,000   Buckeye Partners, LP                                    5.60            10/15/2044             8,860
     15,000   Columbia Pipeline Group, Inc. (b)                       4.50             6/01/2025            15,496
     15,000   DCP Midstream, LLC (b)                                  5.85             5/21/2043             9,525
      4,000   Enbridge Energy Partners, LP                            8.05            10/01/2077             2,840
      3,000   Energy Transfer Partners, LP                            9.00             4/15/2019             3,350
      7,000   Energy Transfer Partners, LP                            5.20             2/01/2022             7,080
      5,000   Energy Transfer Partners, LP                            4.75             1/15/2026             4,860
     20,010   Energy Transfer Partners, LP                            3.63 (h)        11/01/2066            11,906
     10,000   Enterprise Products Operating, LLC                      6.30             9/15/2017            10,623
      5,000   Enterprise Products Operating, LLC                      3.90             2/15/2024             5,212
      9,250   Enterprise Products Operating, LLC                      7.03             1/15/2068             9,504
      6,437   EQT Midstream Partners, LP                              4.00             8/01/2024             5,752
     10,000   Florida Gas Transmission Co. (b)                        5.45             7/15/2020            10,703
      7,500   MPLX, LP                                                4.00             2/15/2025             6,705
      5,000   NGPL PipeCo, LLC (b)                                    7.12            12/15/2017             5,188
     10,000   NuStar Logistics, LP                                    8.15             4/15/2018            10,350
      5,000   ONEOK Partners, LP                                      8.63             3/01/2019             5,577

================================================================================

3  |  USAA Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    10,000   ONEOK Partners, LP                                      4.90%            3/15/2025       $    10,128
      5,000   Plains All American Pipeline, LP                        6.50             5/01/2018             5,286
      3,000   Plains All American Pipeline, LP                        8.75             5/01/2019             3,381
      5,000   Questar Pipeline Co.                                    5.83             2/01/2018             5,344
      7,000   Regency Energy Partners                                 4.50            11/01/2023             6,538
     10,000   Sabine Pass LNG, LP                                     7.50            11/30/2016            10,238
      4,000   Targa Resources Partners, LP                            5.00             1/15/2018             4,043
      1,000   Targa Resources Partners, LP                            4.13            11/15/2019               975
     10,000   TC PipeLines, LP                                        4.65             6/15/2021             9,840
      3,000   Transcontinental Gas Pipe Line Co., LLC (b)             7.85             2/01/2026             3,629
     10,000   Western Gas Partners, LP                                5.38             6/01/2021            10,169
     15,000   Williams Companies, Inc.                                4.55             6/24/2024            13,003
                                                                                                       -----------
                                                                                                           240,149
                                                                                                       -----------
              Total Energy                                                                                 460,936
                                                                                                       -----------
              FINANCIALS (15.9%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
     10,000   Ares Capital Corp.                                      4.88            11/30/2018            10,333
      5,000   Bank of New York Mellon (f)                             2.40             1/17/2017             5,051
     10,000   Bank of New York Mellon                                 1.30             1/25/2018            10,026
      5,000   Main Street Capital Corp.                               4.50            12/01/2019             5,021
     10,000   Prospect Capital Corp.                                  5.00             7/15/2019             9,512
     15,000   State Street Capital Trust IV                           1.63 (h)         6/01/2077            11,006
                                                                                                       -----------
                                                                                                            50,949
                                                                                                       -----------
              CONSUMER FINANCE (0.5%)
      5,000   Capital One Bank USA, N.A.                              3.38             2/15/2023             5,039
      5,000   Capital One Financial Corp. (f)                         4.75             7/15/2021             5,513
     10,000   Capital One Financial Corp.                             3.75             4/24/2024            10,351
      5,000   Discover Bank                                           3.10             6/04/2020             5,098
                                                                                                       -----------
                                                                                                            26,001
                                                                                                       -----------
              DIVERSIFIED BANKS (1.3%)
      3,000   Bank of America Corp.                                   8.00                     -(i)          2,929
      9,000   Bank of America Corp.                                   4.00             4/01/2024             9,470
     10,000   Bank of America Corp.                                   4.20             8/26/2024            10,202
      5,000   Bank of America Corp.                                   3.95             4/21/2025             5,003
      5,000   Bank of America, N.A.                                   6.10             6/15/2017             5,249
     20,000   Citigroup, Inc.                                         4.40             6/10/2025            20,681
      5,000   Citigroup, Inc.                                         4.45             9/29/2027             5,105
      5,000   JPMorgan Chase & Co.                                    4.25            10/01/2027             5,230
      2,610   JPMorgan Chase Bank, N.A.                               6.00            10/01/2017             2,772
     16,800   USB Realty Corp. (b)                                    1.78 (h)                 -(i)         13,724
                                                                                                       -----------
                                                                                                            80,365
                                                                                                       -----------
              INVESTMENT BANKING & BROKERAGE (0.2%)
     10,000   Morgan Stanley                                          4.88            11/01/2022            10,895
                                                                                                       -----------
              LIFE & HEALTH INSURANCE (1.6%)
     10,000   Forethought Financial Group (b)                         8.63             4/15/2021            10,878
     10,000   Lincoln National Corp.                                  4.20             3/15/2022            10,582
     15,000   Lincoln National Corp.                                  7.00 (h)         5/17/2066            10,088
     10,000   MetLife, Inc.                                           4.13             8/13/2042             9,769
      4,000   Ohio National Financial Services, Inc. (b)              6.38             4/30/2020             4,489
      5,000   Ohio National Financial Services, Inc. (b)              6.63             5/01/2031             5,968
     10,000   Primerica, Inc.                                         4.75             7/15/2022            10,870
     10,000   Prudential Financial, Inc.                              5.63             6/15/2043            10,435
     17,050   StanCorp Financial Group, Inc.                          5.00             8/15/2022            18,229
      6,625   StanCorp Financial Group, Inc.                          6.90             6/01/2067             5,068
      5,000   TIAA Asset Management Finance Co., LLC (b)              4.13            11/01/2024             5,175
                                                                                                       -----------
                                                                                                           101,551
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.4%)
$    10,000   American International Group, Inc.                      3.88%            1/15/2035       $     9,303
     12,500   Genworth Holdings, Inc.                                 6.15            11/15/2066             3,625
     14,000   Glen Meadow Pass-Through Trust (b)                      6.51             2/12/2067            10,290
     20,500   Kemper Corp.                                            4.35             2/15/2025            20,723
     10,000   Loews Corp.                                             2.63             5/15/2023             9,934
      5,000   Loews Corp.                                             3.75             4/01/2026             5,183
     10,000   MassMutual Global Funding II (b)                        3.60             4/09/2024            10,635
     19,505   Nationwide Mutual Insurance Co. (b)                     2.92 (h)        12/15/2024            18,993
                                                                                                       -----------
                                                                                                            88,686
                                                                                                       -----------
              MULTI-SECTOR HOLDINGS (0.2%)
     10,000   Berkshire Hathaway Finance Corp.                        1.30             5/15/2018            10,039
      5,000   Lubrizol Corp.                                          8.88             2/01/2019             5,955
                                                                                                       -----------
                                                                                                            15,994
                                                                                                       -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
      5,000   Icahn Enterprises, LP                                   3.50             3/15/2017             5,000
                                                                                                       -----------
              PROPERTY & CASUALTY INSURANCE (1.7%)
      5,000   Allstate Corp.                                          5.75             8/15/2053             5,153
     10,000   AmTrust Financial Services, Inc.                        6.13             8/15/2023            10,395
     20,050   Chubb Corp.                                             6.38             3/29/2067            17,293
     15,000   Chubb INA Holdings, Inc.                                3.35             5/15/2024            15,845
     10,000   Ironshore Holdings, Inc. (b)                            8.50             5/15/2020            11,417
     19,300   Oil Insurance Ltd. (b)                                  3.61 (h)                 -(i)         17,563
     10,000   ProAssurance Corp.                                      5.30            11/15/2023            10,641
     14,538   Progressive Corp.                                       6.70             6/15/2067            13,759
      5,000   Travelers Companies, Inc.                               6.25             3/15/2067             4,900
                                                                                                       -----------
                                                                                                           106,966
                                                                                                       -----------
              REGIONAL BANKS (4.3%)
      5,000   AmSouth Bancorp.                                        6.75            11/01/2025             5,857
     15,000   Banc of California, Inc.                                5.25             4/15/2025            15,176
      5,000   BankUnited, Inc.                                        4.88            11/17/2025             5,042
     10,000   Citizens Bank, N.A.                                     2.45            12/04/2019            10,083
     15,000   Citizens Financial Group, Inc. (b)                      4.15             9/28/2022            15,563
      5,500   Citizens Financial Group, Inc.                          3.75             7/01/2024             5,403
      8,000   CoBiz Financial, Inc.                                   5.63             6/25/2030             8,520
     20,000   Compass Bank                                            3.88             4/10/2025            18,961
     10,000   Cullen/Frost Capital Trust II                           2.19 (h)         3/01/2034             8,195
      5,000   Fifth Third Bancorp                                     2.30             3/01/2019             5,040
     10,000   Fifth Third Bank                                        3.85             3/15/2026            10,325
      3,500   First Maryland Capital Trust I                          1.63 (h)         1/15/2027             2,818
     10,000   First Niagara Financial Group, Inc.                     7.25            12/15/2021            11,595
     10,000   First Republic Bank                                     2.38             6/17/2019            10,018
     10,000   FirstMerit Bank, N.A.                                   4.27            11/25/2026             9,937
     10,000   FirstMerit Corp.                                        4.35             2/04/2023            10,211
     10,000   Fulton Financial Corp.                                  4.50            11/15/2024            10,107
      5,000   Hilltop Holdings, Inc.                                  5.00             4/15/2025             4,925
     20,000   MUFG Americas Holdings Corp.                            3.00             2/10/2025            19,758
     10,000   MUFG Union Bank, N.A.                                   2.25             5/06/2019            10,111
     22,685   People's United Financial, Inc.                         3.65            12/06/2022            22,816
      7,000   PNC Bank, N.A.                                          4.20            11/01/2025             7,747
     10,000   PNC Financial Services                                  2.85            11/09/2022            10,170
     10,000   Santander Holdings USA, Inc.                            2.65             4/17/2020             9,974
      5,000   Sterling National Bank                                  5.25             4/01/2026             5,013
      6,021   Susquehanna Bancshares, Inc.                            5.38             8/15/2022             6,757
     10,000   TCF National Bank                                       6.25             6/08/2022            10,950
      5,000   Webster Financial Corp.                                 4.38             2/15/2024             5,154
                                                                                                       -----------
                                                                                                           276,226
                                                                                                       -----------
              REINSURANCE (0.2%)
     10,000   Alterra Finance, LLC                                    6.25             9/30/2020            11,388
                                                                                                       -----------

================================================================================

5  |  USAA Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              REITs - DIVERSIFIED (0.4%)
$     5,000   Liberty Property, LP                                    6.63%           10/01/2017       $     5,338
     10,000   VEREIT Operating Partnership, LP                        3.00             2/06/2019             9,850
     15,000   Washington REIT                                         3.95            10/15/2022            15,124
                                                                                                       -----------
                                                                                                            30,312
                                                                                                       -----------
              REITs - HEALTH CARE (0.3%)
     10,000   Ventas Realty, LP                                       4.00             4/30/2019            10,504
     10,000   Welltower, Inc.                                         6.13             4/15/2020            11,344
                                                                                                       -----------
                                                                                                            21,848
                                                                                                       -----------
              REITs - INDUSTRIAL (0.1%)
      5,000   ProLogis, LP                                            7.38            10/30/2019             5,893
                                                                                                       -----------
              REITs - OFFICE (0.9%)
      5,000   Alexandria Real Estate Equities, Inc.                   4.60             4/01/2022             5,379
      5,000   Alexandria Real Estate Equities, Inc.                   4.50             7/30/2029             5,087
      8,034   Boston Properties, LP (f)                               3.70            11/15/2018             8,424
     10,000   Boston Properties, LP                                   5.88            10/15/2019            11,235
     10,000   Boston Properties, LP                                   3.85             2/01/2023            10,626
     11,000   Columbia Property Trust Operating
                Partnership, LP (f)                                   5.88             4/01/2018            11,685
      3,000   Mack-Cali Realty, LP                                    7.75             8/15/2019             3,404
                                                                                                       -----------
                                                                                                            55,840
                                                                                                       -----------
              REITs - RESIDENTIAL (0.3%)
      5,000   AvalonBay Communities, Inc.                             3.63            10/01/2020             5,297
      5,000   AvalonBay Communities, Inc.                             3.45             6/01/2025             5,207
      7,000   UDR, Inc.                                               4.63             1/10/2022             7,652
                                                                                                       -----------
                                                                                                            18,156
                                                                                                       -----------
              REITs - RETAIL (0.8%)
      3,000   Federal Realty Investment Trust                         5.90             4/01/2020             3,412
      7,000   Federal Realty Investment Trust                         3.00             8/01/2022             7,155
     10,000   Federal Realty Investment Trust                         2.75             6/01/2023             9,972
      5,000   National Retail Properties, Inc.                        6.88            10/15/2017             5,358
      5,000   National Retail Properties, Inc.                        4.00            11/15/2025             5,192
      5,000   Realty Income Corp.                                     4.13            10/15/2026             5,195
      2,000   Regency Centers, LP                                     6.00             6/15/2020             2,268
     10,000   Simon Property Group, LP                                4.13            12/01/2021            11,020
                                                                                                       -----------
                                                                                                            49,572
                                                                                                       -----------
              REITs - SPECIALIZED (0.3%)
      4,466   Communications Sales & Leasing, Inc. (a)                5.00            10/24/2022             4,393
     10,000   Crown Castle International Corp.                        5.25             1/15/2023            11,137
      4,000   EPR Properties                                          7.75             7/15/2020             4,645
                                                                                                       -----------
                                                                                                            20,175
                                                                                                       -----------
              SPECIALIZED FINANCE (0.3%)
     10,000   National Rural Utilities Cooperative Finance
                Corp.                                                 4.75             4/30/2043             9,575
     10,000   S&P Global, Inc.                                        4.00             6/15/2025            10,611
                                                                                                       -----------
                                                                                                            20,186
                                                                                                       -----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
      3,250   Chittenden Corp.                                        1.30 (h)         2/14/2017             3,236
     10,000   EverBank Financial Corp.                                5.75             7/02/2025            10,108
                                                                                                       -----------
                                                                                                            13,344
                                                                                                       -----------
              Total Financials                                                                           1,009,347
                                                                                                       -----------
              HEALTH CARE (2.1%)
              ------------------
              BIOTECHNOLOGY (0.6%)
     10,000   AbbVie, Inc.                                            1.75            11/06/2017            10,056
      5,000   AbbVie, Inc.                                            3.20            11/06/2022             5,169

================================================================================

                                                  Portfolio of Investments  |  6

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    10,000   AbbVie, Inc.                                            3.60%            5/14/2025       $    10,498
     15,000   Baxalta, Inc. (b)                                       4.00             6/23/2025            15,519
                                                                                                       -----------
                                                                                                            41,242
                                                                                                       -----------
              HEALTH CARE EQUIPMENT (0.3%)
     10,000   Covidien International Finance S.A.                     2.95             6/15/2023            10,370
     10,000   Medtronic, Inc.                                         4.38             3/15/2035            11,158
                                                                                                       -----------
                                                                                                            21,528
                                                                                                       -----------
              HEALTH CARE FACILITIES (0.4%)
      5,000   HCA, Inc.                                               5.00             3/15/2024             5,188
     15,000   HCA, Inc.                                               5.25             4/15/2025            15,562
      2,000   Tenet Healthcare Corp.                                  4.50             4/01/2021             2,035
                                                                                                       -----------
                                                                                                            22,785
                                                                                                       -----------
              MANAGED HEALTH CARE (0.1%)
      5,000   UnitedHealth Group, Inc.                                3.10             3/15/2026             5,159
                                                                                                       -----------
              PHARMACEUTICALS (0.7%)
     15,000   Actavis Funding SCS                                     3.80             3/15/2025            15,429
     20,000   Mallinckrodt International Finance S.A.                 4.75             4/15/2023            16,408
      5,000   Mylan N.V. (b)                                          3.75            12/15/2020             5,178
      5,000   Valeant Pharmaceuticals International, Inc. (b)         6.75             8/15/2021             4,425
                                                                                                       -----------
                                                                                                            41,440
                                                                                                       -----------
              Total Health Care                                                                            132,154
                                                                                                       -----------
              INDUSTRIALS (5.7%)
              AEROSPACE & DEFENSE (0.3%)
     10,000   Lockheed Martin Corp.                                   3.60             3/01/2035            10,106
     10,000   Raytheon Co.                                            4.20            12/15/2044            10,996
                                                                                                       -----------
                                                                                                            21,102
                                                                                                       -----------
              AIR FREIGHT & LOGISTICS (0.2%)
     10,000   FedEx Corp.                                             3.90             2/01/2035             9,814
                                                                                                       -----------
              AIRLINES (2.1%)
       662    America West Airlines, Inc. Pass-Through Trust          6.87             7/02/2018               674
      1,350   American Airlines, Inc. Pass-Through Trust              7.38            11/23/2017             1,353
      5,078   American Airlines, Inc. Pass-Through Trust (b)          7.00             7/31/2019             5,287
      9,134   American Airlines, Inc. Pass-Through Trust              3.70             4/01/2028             9,328
     10,000   American Airlines, Inc. Pass-Through Trust              4.00             3/22/2029            10,088
      3,255   Continental Airlines, Inc. Pass-Through Trust           9.00             1/08/2018             3,324
        608   Continental Airlines, Inc. Pass-Through Trust           7.88             1/02/2020               633
      2,312   Continental Airlines, Inc. Pass-Through Trust           5.50             4/29/2022             2,358
      8,523   Continental Airlines, Inc. Pass-Through Trust           4.15            10/11/2025             8,875
      4,360   Continental Airlines, Inc. Pass-Through Trust           4.00             4/29/2026             4,518
      8,822   Delta Air Lines Pass-Through Trust                      3.88             1/30/2029             9,031
     15,792   Hawaiian Airlines, Inc. Pass-Through Trust              3.90             1/15/2026            15,638
     15,000   Spirit Airlines, Inc. Pass-Through Trust                4.10            10/01/2029            15,056
      7,000   United Airlines, Inc. Pass-Through Trust                3.70             6/01/2024             7,114
      4,635   United Airlines, Inc. Pass-Through Trust                4.30             2/15/2027             4,885
     19,418   United Airlines, Inc. Pass-Through Trust                3.75             3/03/2028            19,928
      3,386   US Airways Group, Inc. Pass-Through Trust               6.25            10/22/2024             3,763
      9,046   US Airways Group, Inc. Pass-Through Trust               3.95             5/15/2027             9,329
                                                                                                       -----------
                                                                                                           131,182
                                                                                                       -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
     10,000   Caterpillar Financial Services Corp.                    1.25            11/06/2017            10,035
      4,950   Terex Corp. (a)                                         3.50             8/13/2021             4,876
                                                                                                       -----------
                                                                                                            14,911
                                                                                                       -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     15,000   Eaton Corp.                                             2.75            11/02/2022            15,202

================================================================================

7  |  USAA Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    10,000   Hubbell, Inc.                                           3.35%            3/01/2026       $    10,078
                                                                                                       -----------
                                                                                                            25,280
                                                                                                       -----------
              INDUSTRIAL CONGLOMERATES (0.5%)
     10,000   Danaher Corp.                                           5.63             1/15/2018            10,806
     15,000   General Electric Capital Corp./LJ VP Holdings,
                LLC (b)                                               3.80             6/18/2019            16,012
      5,921   General Electric Co.                                    5.00                     -(i)          6,158
                                                                                                       -----------
                                                                                                            32,976
                                                                                                       -----------
              INDUSTRIAL MACHINERY (0.5%)
     10,000   CNH Industrial Capital, LLC                             3.88             7/16/2018            10,050
      6,500   CNH Industrial Capital, LLC                             3.38             7/15/2019             6,435
      5,000   Hillenbrand, Inc.                                       5.50             7/15/2020             5,448
      1,500   Ingersoll-Rand Co.                                      9.00             8/15/2021             1,888
      1,500   SPX Flow, Inc.                                          6.88             9/01/2017             1,558
      5,000   Stanley Black & Decker, Inc.                            5.75            12/15/2053             5,281
                                                                                                       -----------
                                                                                                            30,660
                                                                                                       -----------
              RAILROADS (1.0%)
      8,000   Burlington Northern Santa Fe, LLC                       3.75             4/01/2024             8,737
     10,000   Burlington Northern Santa Fe, LLC                       3.65             9/01/2025            10,911
      5,000   TTX Co. (b)                                             4.15             1/15/2024             5,289
     10,000   TTX Co. (b)                                             3.60             1/15/2025            10,315
      5,000   Union Pacific Corp.                                     7.88             1/15/2019             5,781
     10,000   Union Pacific Corp.                                     3.38             2/01/2035             9,786
     10,000   Union Pacific Corp.                                     4.25             4/15/2043            10,692
                                                                                                       -----------
                                                                                                            61,511
                                                                                                       -----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
     10,000   ILFC E-Capital Trust I (b)                              4.24 (h)        12/21/2065             8,225
      5,000   International Lease Finance Corp. (b)                   7.13             9/01/2018             5,498
      4,000   United Rentals North America, Inc.                      6.13             6/15/2023             4,170
                                                                                                       -----------
                                                                                                            17,893
                                                                                                       -----------
              TRUCKING (0.2%)
      5,000   J.B. Hunt Transport Services, Inc.                      3.85             3/15/2024             5,203
      5,000   Penske Truck Leasing Co., LP / PTL Finance
                Corp. (b)                                             3.38             3/15/2018             5,110
      5,000   Ryder System, Inc.                                      3.45            11/15/2021             5,135
                                                                                                       -----------
                                                                                                            15,448
                                                                                                       -----------
              Total Industrials                                                                            360,777
                                                                                                       -----------
              INFORMATION TECHNOLOGY (1.7%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
      5,000   Solera, LLC. (a)                                        5.75             3/03/2023             5,032
                                                                                                       -----------
              COMMUNICATIONS EQUIPMENT (0.3%)
      5,000   Cisco Systems, Inc.                                     2.90             3/04/2021             5,260
     10,000   Cisco Systems, Inc.                                     2.60             2/28/2023            10,395
      3,000   Commscope, Inc. (b)                                     4.38             6/15/2020             3,105
                                                                                                       -----------
                                                                                                            18,760
                                                                                                       -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
      5,000   Total System Services, Inc.                             4.80             4/01/2026             5,240
                                                                                                       -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      5,000   FLIR Systems, Inc. (f)                                  3.75             9/01/2016             5,040
                                                                                                       -----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     10,000   Molex Electronic Technologies, LLC (b)                  3.90             4/15/2025             9,788
                                                                                                       -----------
              HOME ENTERTAINMENT SOFTWARE (0.0%)
      2,238   Activision Blizzard, Inc. (a)                           3.25            10/12/2020             2,254
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments  |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (0.1%)
$     4,250   Verisign, Inc.                                          5.25%            4/01/2025       $     4,388
                                                                                                       -----------
              IT CONSULTING & OTHER SERVICES (0.1%)
      5,000   IBM Corp.                                               7.63            10/15/2018             5,742
                                                                                                       -----------
              SEMICONDUCTOR EQUIPMENT (0.2%)
     10,000   Applied Materials, Inc.                                 5.10            10/01/2035            11,015
                                                                                                       -----------
              SEMICONDUCTORS (0.2%)
     10,000   Qualcomm, Inc.                                          4.65             5/20/2035            10,569
                                                                                                       -----------
              SYSTEMS SOFTWARE (0.3%)
     20,000   Microsoft Corp.                                         4.20            11/03/2035            21,843
                                                                                                       -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.1%)
      4,800   Dell International, LLC (a)                             4.00             4/29/2020             4,805
                                                                                                       -----------
              Total Information Technology                                                                 104,476
                                                                                                       -----------
              MATERIALS (2.4%)
              ----------------
              ALUMINUM (0.2%)
     15,000   Alcoa, Inc.                                             5.13            10/01/2024            14,681
                                                                                                       -----------
              DIVERSIFIED CHEMICALS (0.6%)
     20,000   Dow Chemical Co.                                        4.25            10/01/2034            20,052
     10,000   E.I. du Pont de Nemours & Co.                           2.80             2/15/2023            10,130
      8,028   E.I. du Pont de Nemours & Co.                           4.90             1/15/2041             8,638
                                                                                                       -----------
                                                                                                            38,820
                                                                                                       -----------
              DIVERSIFIED METALS & MINING (0.2%)
      4,918   Freeport-McMoRan, Inc. (a)                              2.94             5/31/2018             4,762
      5,000   Freeport-McMoRan, Inc.                                  3.10             3/15/2020             4,525
      5,000   Freeport-McMoRan, Inc.                                  4.00            11/14/2021             4,450
                                                                                                       -----------
                                                                                                            13,737
                                                                                                       -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      5,000   Monsanto Co.                                            3.38             7/15/2024             5,144
      5,000   Monsanto Co.                                            3.95             4/15/2045             4,460
                                                                                                       -----------
                                                                                                             9,604
                                                                                                       -----------
              METAL & GLASS CONTAINERS (0.5%)
      4,000   Ball Corp.                                              4.38            12/15/2020             4,168
      3,000   Ball Corp.                                              5.00             3/15/2022             3,158
      5,000   Ball Corp.                                              5.25             7/01/2025             5,278
      4,511   Berry Plastics Group, Inc. (a)                          4.00            10/01/2022             4,529
      3,883   Greif, Inc.                                             6.75             2/01/2017             4,004
      9,553   Reynolds Group Holdings, Inc. (a)                       4.50            12/01/2018             9,591
                                                                                                       -----------
                                                                                                            30,728
                                                                                                       -----------
              PAPER PACKAGING (0.2%)
      5,000   International Paper Co.                                 3.80             1/15/2026             5,230
      5,000   Sealed Air Corp. (b)                                    6.88             7/15/2033             5,312
                                                                                                       -----------
                                                                                                            10,542
                                                                                                       -----------
              SPECIALTY CHEMICALS (0.3%)
      3,321   Albemarle Corp.                                         3.00            12/01/2019             3,347
     15,000   RPM International, Inc.                                 6.13            10/15/2019            16,717
                                                                                                       -----------
                                                                                                            20,064
                                                                                                       -----------
              STEEL (0.3%)
      5,000   Allegheny Ludlum Corp.                                  6.95            12/15/2025             3,700
      5,000   Allegheny Technologies, Inc.                            9.38             6/01/2019             4,850

================================================================================

9  |  USAA Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    10,000   Allegheny Technologies, Inc.                            5.95%            1/15/2021       $     8,300
                                                                                                       -----------
                                                                                                            16,850
                                                                                                       -----------
              Total Materials                                                                              155,026
                                                                                                       -----------
              TELECOMMUNICATION SERVICES (1.7%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
     25,000   AT&T, Inc.                                              4.50             5/15/2035            25,222
     10,000   Centel Capital Corp.                                    9.00            10/15/2019            11,556
     10,000   CenturyLink, Inc.                                       5.80             3/15/2022             9,912
      2,000   CenturyLink, Inc.                                       6.75            12/01/2023             1,978
     10,000   Frontier Communications Corp. (b)                      11.00             9/15/2025            10,137
      8,409   Frontier Communications Corp.                           7.88             1/15/2027             6,937
      5,000   Qwest Corp. (f)                                         6.75            12/01/2021             5,414
     15,000   Verizon Communications, Inc.                            4.50             9/15/2020            16,602
     10,000   Verizon Communications, Inc.                            4.40            11/01/2034            10,223
                                                                                                       -----------
                                                                                                            97,981
                                                                                                       -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      4,831   Grain Spectrum Funding II (b)                           3.29            10/10/2034             4,704
      4,000   T-Mobile USA, Inc.                                      6.63            11/15/2020             4,155
                                                                                                       -----------
                                                                                                             8,859
                                                                                                       -----------
              Total Telecommunication Services                                                             106,840
                                                                                                       -----------
              UTILITIES (5.4%)
              ----------------
              ELECTRIC UTILITIES (2.7%)
      5,000   Atlantic City Electric Co.                              3.38             9/01/2024             5,145
      5,000   Cleveland Electric Illuminating Co.                     8.88            11/15/2018             5,885
      7,000   Duke Energy Carolinas                                   3.88             3/15/2046             7,318
     10,000   Duke Energy Progress, Inc.                              4.15            12/01/2044            10,863
      3,500   Duquesne Light Holdings, Inc. (b)                       5.90            12/01/2021             3,968
      4,000   Entergy Arkansas, Inc.                                  3.05             6/01/2023             4,061
      7,000   Entergy Louisiana, LLC                                  4.95             1/15/2045             7,183
     10,000   Entergy Texas, Inc.                                     2.55             6/01/2021            10,124
        582   FPL Energy American Wind, LLC (b)                       6.64             6/20/2023               575
      5,000   Georgia Power Co.                                       3.25             4/01/2026             5,192
      3,168   Mississippi Power Co.                                   4.25             3/15/2042             2,638
     10,000   Monongahela Power Co. (b)                               4.10             4/15/2024            10,798
      5,000   Nevada Power Co.                                        7.13             3/15/2019             5,768
      4,000   NextEra Energy Capital Holdings, Inc.                   6.65             6/15/2067             3,094
      5,000   NextEra Energy Capital Holdings, Inc.                   7.30             9/01/2067             4,713
      5,000   Oglethorpe Power Corp.                                  6.10             3/15/2019             5,547
      5,000   Oncor Electric Delivery Co., LLC                        3.75             4/01/2045             4,777
     15,000   Pacific Gas & Electric Co.                              2.95             3/01/2026            15,390
     26,130   PPL Capital Funding, Inc.                               6.70             3/30/2067            20,222
      5,000   South Carolina Electric & Gas Co.                       5.30             5/15/2033             5,757
     10,000   Southern California Edison Co.                          6.25                     -(i)         10,995
      1,493   Tri-State Generation & Transmission
                 Association Pass-Through Trust (b)                   6.04             1/31/2018             1,535
     10,000   Tri-State Generation & Transmission
                 Association, Inc.                                    4.70            11/01/2044            10,155
     10,000   Xcel Energy, Inc.                                       3.30             6/01/2025            10,379
                                                                                                       -----------
                                                                                                           172,082
                                                                                                       -----------
              GAS UTILITIES (0.8%)
      8,000   AGL Capital Corp.                                       6.38             7/15/2016             8,080
      4,000   Atmos Energy Corp.                                      8.50             3/15/2019             4,729
     10,000   Atmos Energy Corp.                                      4.13            10/15/2044            10,304
     10,000   National Fuel Gas Co. (j)                               4.90            12/01/2021            10,240
     10,000   National Fuel Gas Co.                                   5.20             7/15/2025            10,293
      5,000   Southern Star Central Gas Pipeline, Inc. (b)            6.00             6/01/2016             5,013
                                                                                                       -----------
                                                                                                            48,659
                                                                                                       -----------

================================================================================

                                                 Portfolio of Investments  |  10

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
$     2,500   AES Corp.                                               3.64% (h)        6/01/2019       $     2,459
      5,000   AES Corp.                                               4.88             5/15/2023             4,950
     10,000   AES Corp.                                               5.50             4/15/2025            10,075
      4,963   Calpine Corp. (a)                                       3.50             5/27/2022             4,944
                                                                                                       -----------
                                                                                                            22,428
                                                                                                       -----------
              MULTI-UTILITIES (1.4%)
      5,000   Ameren Illinois Co.                                     9.75            11/15/2018             5,971
     15,000   Berkshire Hathaway Energy Co.                           4.50             2/01/2045            16,712
      5,000   Black Hills Corp.                                       5.88             7/15/2020             5,629
     10,000   Black Hills Corp.                                       4.25            11/30/2023            10,698
     15,000   Northern States Power Co.                               4.00             8/15/2045            16,074
      5,000   Northwestern Corp.                                      6.34             4/01/2019             5,637
     10,000   Public Service Electric                                 3.80             3/01/2046            10,371
      5,000   Puget Sound Energy, Inc.                                6.97             6/01/2067             3,838
     15,000   WEC Energy Group, Inc.                                  6.25             5/15/2067            12,450
                                                                                                       -----------
                                                                                                            87,380
                                                                                                       -----------
              WATER UTILITIES (0.2%)
     10,000   Aquarion Co., Inc. (b)                                  4.00             8/15/2024            10,422
                                                                                                       -----------
              Total Utilities                                                                              340,971
                                                                                                       -----------
              Total Corporate Obligations (cost: $2,955,695)                                             2,987,126
                                                                                                       -----------
              EURODOLLAR AND YANKEE OBLIGATIONS (15.7%)

              CONSUMER DISCRETIONARY (0.5%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.3%)
     10,000   American Honda Finance Corp. (b)                        7.63            10/01/2018            11,441
      5,000   Daimler Finance, N.A., LLC (b)                          1.88             1/11/2018             5,035
      5,000   Daimler Finance, N.A., LLC (b)                          2.25             7/31/2019             5,089
                                                                                                       -----------
                                                                                                            21,565
                                                                                                       -----------
              PUBLISHING (0.2%)
     10,000   Pearson Funding Four plc (b)                            3.75             5/08/2022            10,002
                                                                                                       -----------
              Total Consumer Discretionary                                                                  31,567
                                                                                                       -----------
              CONSUMER STAPLES (1.4%)
              -----------------------
              BREWERS (0.3%)
     20,000   Anheuser-Busch InBev S.A./N.V.                          4.70             2/01/2036            21,915
                                                                                                       -----------
              DISTILLERS & VINTNERS (0.2%)
     10,000   Pernod Ricard S.A. (b)                                  4.25             7/15/2022            10,768
                                                                                                       -----------
              PACKAGED FOODS & MEAT (0.2%)
      6,471   JBS S.A.                                               10.50             8/04/2016             6,593
      4,000   Kerry Group Financial Services (b)                      3.20             4/09/2023             3,977
                                                                                                       -----------
                                                                                                            10,570
                                                                                                       -----------
              TOBACCO (0.7%)
     20,000   BAT International Finance plc (b)                       3.95             6/15/2025            21,944
     20,000   Imperial Brands Finance plc (b)                         4.25             7/21/2025            21,574
                                                                                                       -----------
                                                                                                            43,518
                                                                                                       -----------
              Total Consumer Staples                                                                        86,771
                                                                                                       -----------
              ENERGY (1.0%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
     10,000   BP Capital Markets plc                                  1.63             8/17/2017            10,027
      4,000   Husky Energy, Inc.                                      7.25            12/15/2019             4,468
     10,000   Petrobras Global Finance B.V.                           3.00             1/15/2019             9,022

================================================================================

11  |  USAA Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     3,500   Repsol Oil & Gas Canada, Inc.                           7.75%            6/01/2019       $     3,788
     10,000   Shell International Finance B.V.                        3.63             8/21/2042             9,620
                                                                                                       -----------
                                                                                                            36,925
                                                                                                       -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     10,000   Woodside Finance Ltd. (b)                               8.75             3/01/2019            11,514
                                                                                                       -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      6,000   TransCanada PipeLines Ltd.                              1.88             1/12/2018             6,007
     12,124   TransCanada PipeLines Ltd.                              6.35             5/15/2067             8,365
                                                                                                       -----------
                                                                                                            14,372
                                                                                                       -----------
              Total Energy                                                                                  62,811
                                                                                                       -----------
              FINANCIALS (6.3%)
              -----------------
              DIVERSIFIED BANKS (3.9%)
      5,000   Abbey National Treasury Services plc                    4.00             3/13/2024             5,383
     15,000   ABN AMRO Bank N.V. (b)                                  4.75             7/28/2025            15,388
     10,000   ABN AMRO Bank N.V. (b)                                  4.80             4/18/2026            10,245
      4,000   Banco Santander Chile (b)                               1.53 (h)         4/11/2017             4,000
     10,000   Bank of Montreal                                        2.50             1/11/2017            10,106
     10,000   Bank of Nova Scotia                                     4.50            12/16/2025            10,326
      5,000   Barclays Bank plc (b)                                   6.05            12/04/2017             5,297
     10,000   BBVA Bancomer S.A. Texas Agency (b)                     4.38             4/10/2024            10,397
      5,000   BNP Paribas (b)                                         7.20                     -(i)          5,450
      5,000   BNP Paribas Co. S.A. (b)                                4.38             9/28/2025             5,086
      3,958   Canadian Imperial Bank of Commerce (b)                  7.26             4/10/2032             4,711
      5,000   Caribbean Development Bank (b)                          4.38            11/09/2027             5,276
     10,000   Cooperatieve Rabobank U.A.                              3.38             1/19/2017            10,163
     10,000   Cooperatieve Rabobank U.A.                              3.88             2/08/2022            10,773
     16,903   Cooperatieve Rabobank U.A.                              3.95            11/09/2022            17,417
     15,000   DNB Bank ASA (b)                                        3.20             4/03/2017            15,256
      5,000   HBOS plc (b)                                            6.75             5/21/2018             5,426
     15,000   HSBC Bank plc                                           1.13 (h)                 -(i)          7,974
      5,000   National Australia Bank Ltd.                            3.00             1/20/2023             5,131
     11,000   Nordea Bank AB (b)                                      4.88             5/13/2021            11,963
     20,000   Royal Bank of Canada                                    4.65             1/27/2026            20,884
      5,000   Royal Bank of Scotland Group plc                        6.13            12/15/2022             5,360
      5,000   Royal Bank of Scotland Group plc                        4.80             4/05/2026             5,107
     10,000   Santander UK plc (b)                                    5.00            11/07/2023            10,431
      4,355   Standard Chartered Bank (b)                             6.40             9/26/2017             4,603
     10,000   Swedbank AB (b)                                         1.75             3/12/2018            10,019
      7,500   Swedbank AB                                             2.65             3/10/2021             7,662
     10,000   Westpac Banking Corp. (b),(j)                           2.45            11/28/2016            10,083
                                                                                                       -----------
                                                                                                           249,917
                                                                                                       -----------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
     10,000   Credit Suisse Group Funding Guernsey Ltd. (b)           4.55             4/17/2026            10,230
                                                                                                       -----------
              LIFE & HEALTH INSURANCE (0.1%)
      6,000   Great-West Life & Annuity Insurance Capital, LP (b)     7.15 (h)         5/16/2046             5,340
                                                                                                       -----------
              MULTI-LINE INSURANCE (0.3%)
     19,072   ZFS Finance USA Trust II (b)                            6.45 (h)        12/15/2065            19,265
                                                                                                       -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     15,000   ING Bank N.V. (b)                                       3.75             3/07/2017            15,319
      5,500   ING Bank N.V.                                           4.13            11/21/2023             5,604
      5,000   ING Capital Funding Trust III                           4.23 (h)                 -(i)          4,875
                                                                                                       -----------
                                                                                                            25,798
                                                                                                       -----------
              PROPERTY & CASUALTY INSURANCE (0.5%)
     20,000   QBE Capital Funding III Ltd. (b)                        7.25             5/24/2041            22,000
      5,000   XLIT Ltd.                                               6.50                     -(i)          3,512

================================================================================

                                                 Portfolio of Investments  |  12

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     5,000   XLIT Ltd.                                               4.45%            3/31/2025       $     5,034
                                                                                                       -----------
                                                                                                            30,546
                                                                                                       -----------
              REINSURANCE (0.2%)
     15,000   Swiss Re Capital I, LP (b)                              6.85 (h)                 -(i)         15,052
                                                                                                       -----------
              REITs - RESIDENTIAL (0.1%)
      5,000   Vonovia Finance B.V. (b)                                3.20            10/02/2017             5,094
                                                                                                       -----------
              REITs - RETAIL (0.6%)
      5,000   Scentre Group Trust (b)                                 2.38             4/28/2021             4,955
     10,000   Scentre Group Trust (b)                                 3.25            10/28/2025             9,860
     20,000   WEA Finance, LLC/Westfield UK & Europe
                Finance plc (b)                                       3.75             9/17/2024            20,473
                                                                                                       -----------
                                                                                                            35,288
                                                                                                       -----------
              Total Financials                                                                             396,530
                                                                                                       -----------
              GOVERNMENT (0.3%)
              -----------------
              FOREIGN GOVERNMENT (0.3%)
     15,000   Italy Government International Bond                     5.38             6/15/2033            17,557
                                                                                                       -----------
              HEALTH CARE (0.2%)
              ------------------
              PHARMACEUTICALS (0.2%)
     10,000   GlaxoSmithKline Capital, Inc.                           4.20             3/18/2043            10,904
      1,215   Roche Holdings, Inc. (b)                                6.00             3/01/2019             1,370
                                                                                                       -----------
                                                                                                            12,274
                                                                                                       -----------
              Total Health Care                                                                             12,274
                                                                                                       -----------
              INDUSTRIALS (3.2%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
      5,000   Bombardier, Inc. (b)                                    5.50             9/15/2018             4,950
                                                                                                       -----------
              AIRLINES (1.3%)
      5,016   Air Canada Pass-Through Trust (b)                       5.38            11/15/2022             5,011
     23,081   Air Canada Pass-Through Trust (b)                       4.13            11/15/2026            23,687
      9,844   Air Canada Pass-Through Trust (b)                       3.60             9/15/2028            10,004
      6,000   Air Canada Pass-Through Trust (b)                       3.75             6/15/2029             5,992
     18,493   British Airways Pass-Through Trust (b)                  4.63            12/20/2025            19,441
      9,415   Turkish Airlines Pass-Through Trust (b)                 4.20             9/15/2028             8,986
      2,990   Virgin Australia Trust (b)                              6.00             4/23/2022             3,039
      6,704   Virgin Australia Trust (b)                              5.00             4/23/2025             6,897
                                                                                                       -----------
                                                                                                            83,057
                                                                                                       -----------
              AIRPORT SERVICES (0.6%)
     10,000   Heathrow Funding Ltd. (b)                               4.88             7/15/2023            10,823
     15,000   Sydney Airport Finance Co. Proprietary Ltd. (b)         3.90             3/22/2023            15,765
     10,000   Sydney Airport Finance Co. Proprietary Ltd.             3.63             4/28/2026            10,088
                                                                                                       -----------
                                                                                                            36,676
                                                                                                       -----------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
      5,500   Brambles USA, Inc. (b)                                  4.13            10/23/2025             5,720
                                                                                                       -----------
              INDUSTRIAL CONGLOMERATES (0.8%)
     10,000   Hutchison Whampoa International Ltd. (b)                2.00            11/08/2017            10,058
      5,000   Hutchison Whampoa International Ltd. (b)                4.63             1/13/2022             5,547
     10,000   Hutchison Whampoa International Ltd. (b)                3.63            10/31/2024            10,408
     20,000   Siemens Financieringsmaatschappij N.V. (b)              3.25             5/27/2025            21,218
      7,000   Smiths Group plc (b)                                    3.63            10/12/2022             6,904
                                                                                                       -----------
                                                                                                            54,135
                                                                                                       -----------
              RAILROADS (0.2%)
     12,000   Canadian National Railway Co.                           2.75             3/01/2026            12,373
                                                                                                       -----------

================================================================================

13  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
$     7,000   Aercap Ireland Cap Ltd.                                 4.63%            7/01/2022       $     7,271
                                                                                                       -----------
              Total Industrials                                                                            204,182
                                                                                                       -----------
              INFORMATION TECHNOLOGY (0.0%)
              -----------------------------
              SEMICONDUCTORS (0.0%)
      1,995   NXP B.V. (a)                                            3.75            12/07/2020             2,004
                                                                                                       -----------
              MATERIALS (2.3%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
     10,000   Braskem Finance Ltd.                                    6.45             2/03/2024             9,875
                                                                                                       -----------
              CONSTRUCTION MATERIALS (0.2%)
      3,000   CEMEX, S.A.B. de C.V. (b)                               6.50            12/10/2019             3,169
     10,000   Holcim US Finance Sarl & Cie SCS (b)                    6.00            12/30/2019            11,134
                                                                                                       -----------
                                                                                                            14,303
                                                                                                       -----------
              DIVERSIFIED CHEMICALS (0.0%)
      2,505   Cytec Industries, Inc.                                  8.95             7/01/2017             2,687
                                                                                                       -----------
              DIVERSIFIED METALS & MINING (0.6%)
      5,000   Anglo American Capital plc (b)                          2.63             9/27/2017             4,975
      5,000   Anglo American Capital plc (b)                          4.88             5/14/2025             4,614
     10,000   Glencore Funding, LLC (b)                               2.50             1/15/2019             9,600
      5,000   Glencore Funding, LLC (b)                               4.13             5/30/2023             4,504
      9,000   Rio Tinto Finance (USA) Ltd.                            1.48 (h)         6/17/2016             9,003
      5,000   Rio Tinto Finance (USA) Ltd.                            9.00             5/01/2019             6,002
                                                                                                       -----------
                                                                                                            38,698
                                                                                                       -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     10,000   Potash Corp. of Saskatchewan, Inc.                      3.00             4/01/2025             9,798
      2,000   Yara International ASA (b)                              7.88             6/11/2019             2,263
                                                                                                       -----------
                                                                                                            12,061
                                                                                                       -----------
              GOLD (0.6%)
     10,000   Barrick North America Finance, LLC                      6.80             9/15/2018            10,886
     15,000   Goldcorp, Inc.                                          3.70             3/15/2023            14,980
     10,000   Kinross Gold Corp.                                      5.95             3/15/2024             9,475
                                                                                                       -----------
                                                                                                            35,341
                                                                                                       -----------
              PAPER PRODUCTS (0.1%)
      5,000   Amcor Finance USA, Inc. (b)                             3.63             4/28/2026             5,046
                                                                                                       -----------
              PRECIOUS METALS & MINERALS (0.2%)
     10,000   Fresnillo plc (b)                                       5.50            11/13/2023            10,675
                                                                                                       -----------
              STEEL (0.2%)
     10,000   ArcelorMittal                                           7.25             2/25/2022            10,569
      5,000   Vale Overseas Ltd.                                      4.38             1/11/2022             4,650
                                                                                                       -----------
                                                                                                            15,219
                                                                                                       -----------
              Total Materials                                                                              143,905
                                                                                                       -----------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
     25,000   Electricite De France S.A. (b)                          5.25                     -(i)         24,191
                                                                                                       -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     10,200   Transalta Corp.                                         6.90             5/15/2018            10,473
                                                                                                       -----------
              Total Utilities                                                                               34,664
                                                                                                       -----------
              Total Eurodollar and Yankee Obligations (cost: $965,057)                                     992,265
                                                                                                       -----------

================================================================================

                                                 Portfolio of Investments  |  14

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)(K)      SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
CAD  15,000   Province of Alberta                                     2.55%           12/15/2022       $    12,428
CAD  20,000   Province of Ontario                                     2.85             6/02/2023            16,903
                                                                                                       -----------
              Total Foreign Government Obligations (cost: $34,602)                                          29,331
                                                                                                       -----------
              ASSET-BACKED SECURITIES (3.1%)

              FINANCIALS (2.7%)
              -----------------
              ASSET-BACKED FINANCING (2.7%)
$     1,033   Access Group, Inc.                                      0.90 (h)         4/25/2029             1,021
        388   ACS Pass-Through Trust (b)                              0.75 (h)         6/14/2037               373
     10,000   AESOP Funding II, LLC (b)                               3.41            11/20/2017            10,064
      2,566   ARL First, LLC (b)                                      2.18 (h)        12/15/2042             2,547
        545   Arran Residential Mortgages Funding plc (b),(f)         2.07 (h)        11/19/2047               546
      2,000   Avis Budget Rental Car Funding Aesop (b)                4.42             9/20/2019             2,019
     10,000   Babson CLO Ltd. (b)                                     2.01 (h)        10/17/2026             9,948
      7,280   CIT Education Loan Trust (b)                            0.93 (h)         6/25/2042             6,069
      8,500   CIT Equipment Collateral (b)                            2.15             2/20/2020             8,566
      2,000   Citibank Credit Card Issuance Trust                     5.35             2/07/2020             2,149
      5,000   Credit Acceptance Auto Loan Trust (b)                   2.29             4/15/2022             4,970
      3,000   Credit Acceptance Auto Loan Trust (b)                   3.30             7/17/2023             2,949
      5,000   Drive Auto Receivables Trust (b)                        2.28             6/17/2019             5,009
      7,500   Dryden Senior Loan Fund (b)                             2.13 (h)         4/15/2027             7,501
      7,000   Element Rail Leasing I, LLC (b)                         3.67             4/19/2044             6,825
     10,000   Exeter Automobile Receivables Trust (b)                 2.42             1/15/2019             9,997
      5,000   Exeter Automobile Receivables Trust (b)                 2.17             5/15/2019             4,973
        964   First Investors Auto Owner Trust (b)                    0.86             8/15/2018               963
      3,000   First Investors Auto Owner Trust (b)                    2.26             3/15/2019             3,005
      5,000   Loomis Sayles Ltd. (b)                                  2.16 (h)        10/15/2027             4,937
     20,000   Louisiana Environmental Facilities and
                Community Dev.                                        3.24             8/01/2028            21,417
     10,000   MMAF Equipment Finance, LLC (b)                         2.49             2/19/2036            10,124
      1,201   Nelnet Student Loan Trust                               0.90 (h)         9/22/2035               951
     10,000   Race Point CLO Ltd. (c),(d)                             2.23 (h)         7/25/2028            10,000
      5,000   SBA Tower Trust (b)                                     2.90            10/15/2044             5,022
      2,654   SLM Student Loan Trust                                  1.19 (h)        10/25/2038             2,312
      6,978   SLM Student Loan Trust                                  0.87 (h)         1/25/2041             5,390
      3,750   TCF Auto Receivables Owner Trust (b)                    2.89             7/15/2021             3,721
     10,000   Trip Rail Master Funding, LLC (b)                       4.09             4/15/2044             9,744
      4,725   Westlake Automobile Receivables Trust (b)               2.24             4/15/2020             4,711
      2,000   Westlake Automobile Receivables Trust (b)               2.45             1/15/2021             1,977
                                                                                                       -----------
                                                                                                           169,800
                                                                                                       -----------
              Total Financials                                                                             169,800
                                                                                                       -----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     10,000   Crown Castle Towers, LLC (b)                            3.22             5/15/2042            10,179
                                                                                                       -----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
     15,000   Hawaii Dept. of Business Economic Dev. &
                Tourism                                               3.24             1/01/2031            15,596
                                                                                                       -----------
              Total Asset-Backed Securities (cost: $194,176)                                               195,575
                                                                                                       -----------

================================================================================

15  |  USAA Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (6.2%)

              FINANCIALS (6.2%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (5.3%)
$     1,246   Banc of America Commercial Mortgage, Inc.               5.34%           11/10/2042       $     1,245
      5,000   Banc of America Commercial Mortgage, Inc.               5.95             7/10/2044             4,972
        656   Bear Stearns Commercial Mortgage Securities,
                Inc.                                                  4.99             9/11/2042               657
     10,000   Citigroup Commercial Mortgage Trust                     3.36             7/10/2047            10,554
      2,500   Citigroup Commercial Mortgage Trust                     3.62             7/10/2047             2,684
      4,000   Citigroup Commercial Mortgage Trust                     3.86             7/10/2047             4,289
     20,119   Citigroup Commercial Mortgage Trust                     6.27             3/15/2049            20,100
      8,600   Commercial Mortgage Trust                               3.25            10/15/2045             8,926
      5,925   Commercial Mortgage Trust (b)                           3.42            10/15/2045             6,203
      6,000   Commercial Mortgage Trust                               2.77            12/10/2045             6,185
      4,000   Commercial Mortgage Trust                               3.61             6/10/2046             4,318
     10,000   Commercial Mortgage Trust                               5.35            12/10/2046            10,139
      7,500   Commercial Mortgage Trust                               4.08             8/10/2047             8,122
     11,250   Fannie Mae (+)                                          2.15             1/25/2023            11,260
     15,000   Freddie Mac (+)                                         2.81             1/25/2025            15,616
      7,000   Freddie Mac (+)                                         3.00            12/25/2025             7,374
     10,000   GE Capital Commercial Mortgage Corp.                    5.61            12/10/2049             9,781
      2,735   GMAC Commercial Mortgage Securities, Inc.               5.29            11/10/2045             2,733
      6,000   GS Mortgage Securities Corp. II                         3.21             5/10/2045             6,192
      5,000   GS Mortgage Securities Corp. II                         3.38             5/10/2045             5,296
      5,000   GS Mortgage Securities Trust                            3.28             2/10/2046             5,213
      5,000   GS Mortgage Securities Trust (b)                        3.68             2/10/2046             5,209
      5,000   GS Mortgage Securities Trust                            4.24             8/10/2046             5,605
      6,000   GS Mortgage Securities Trust                            3.76             7/10/2048             6,479
        522   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      4.84             7/15/2042               522
      1,329   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.81             6/12/2043             1,328
     15,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (b)                                  5.74            11/15/2043            16,104
      5,697   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      4.82             5/15/2045             6,265
      5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.48             5/15/2045             4,993
     10,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      4.27             6/15/2045            10,940
     10,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.37             5/15/2047             9,976
      9,000   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                      4.44             2/15/2047             9,938
      5,000   LB-UBS Commercial Mortgage Trust                        5.38            11/15/2038             5,062
      8,499   Morgan Stanley Capital I, Inc.                          5.37            12/15/2043             8,562
      2,750   Morgan Stanley Capital I, Inc. (b)                      5.20             6/15/2044             3,008
      3,000   Morgan Stanley Capital I, Inc.                          3.77             3/15/2045             3,184
      7,000   Morgan Stanley Capital I, Inc.                          4.16             5/15/2048             7,554
      5,000   Timberstar Trust (b)                                    5.88            10/15/2036             5,049
      9,375   UBS Commercial Mortgage Trust                           4.17             5/10/2045            10,251
     15,000   UBS Commercial Mortgage Trust                           4.82             5/10/2045            16,056
      2,313   UBS-Barclays Commercial Mortgage Trust (b)              4.18             5/10/2063             2,513
      4,063   Wachovia Bank Commercial Mortgage Trust                 5.57            10/15/2048             4,089
      1,500   WF-RBS Commercial Mortgage Trust (b),(f)                5.42             6/15/2044             1,679
      5,000   WF-RBS Commercial Mortgage Trust                        3.35             5/15/2045             5,202
     10,000   WF-RBS Commercial Mortgage Trust                        4.09             6/15/2045            10,862
      5,000   WF-RBS Commercial Mortgage Trust                        3.24            12/15/2045             5,186
     20,000   WF-RBS Commercial Mortgage Trust                        3.65            12/15/2046            21,271
                                                                                                       -----------
                                                                                                           338,746
                                                                                                       -----------

================================================================================

                                                 Portfolio of Investments  |  16

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)
$    44,329   Commercial Mortgage Pass-Through
                Certificates (l)                                      2.25%            5/15/2045       $     3,670
     70,885   Commercial Mortgage Trust Pass-Through
                Certificates (l)                                      2.08            10/15/2045             5,762
     70,468   Freddie Mac (+)                                         1.70            10/25/2018             2,348
     68,041   Freddie Mac (+)                                         1.66             3/25/2019             2,555
     60,281   Freddie Mac (+)                                         1.55             1/25/2022             3,841
     95,424   Freddie Mac (+)                                         1.59             5/25/2022             6,884
     72,821   Freddie Mac (+)                                         1.62             6/25/2022             5,336
     70,779   Freddie Mac (+)                                         1.01            10/25/2022             3,243
     96,737   Freddie Mac (+)                                         1.16            11/25/2022             5,267
     37,845   GS Mortgage Securities Corp. II (l)                     2.69             5/10/2045             3,105
    190,667   GS Mortgage Securities Trust (b),(l)                    0.21             5/03/2032             4,044
     58,174   UBS Commercial Mortgage Trust (b),(l)                   2.17             5/10/2045             5,519
     33,937   WF Commercial Mortgage Trust (b),(l)                    2.21            10/15/2045             2,816
                                                                                                       -----------
                                                                                                            54,390
                                                                                                       -----------
              Total Financials                                                                             393,136
                                                                                                       -----------
              Total Commercial Mortgage Securities (cost: $378,637)                                        393,136
                                                                                                       -----------
              U.S. GOVERNMENT AGENCY ISSUES (2.2%)(m)
              ---------------------------------------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.1%)
     12,845   Fannie Mae (+)                                          2.50             2/01/2028            13,267
      2,472   Fannie Mae (+)                                          5.00             6/01/2033             2,751
        691   Fannie Mae (+)                                          5.50             7/01/2021               747
      2,681   Fannie Mae (+)                                          5.50             9/01/2035             3,065
      1,334   Fannie Mae (+)                                          5.50            10/01/2035             1,510
        360   Fannie Mae (+)                                          5.50             1/01/2036               405
      1,436   Fannie Mae (+)                                          5.50             4/01/2036             1,619
      1,445   Fannie Mae (+)                                          5.50             2/01/2037             1,619
      1,494   Fannie Mae (+)                                          5.50             3/01/2037             1,686
        748   Fannie Mae (+)                                          5.50            11/01/2037               837
      2,060   Fannie Mae (+)                                          5.50             5/01/2038             2,305
      1,336   Fannie Mae (+)                                          6.00             5/01/2036             1,522
      1,148   Fannie Mae (+)                                          6.00             6/01/2036             1,318
      1,317   Fannie Mae (+)                                          6.00             8/01/2037             1,516
        335   Fannie Mae (+)                                          6.50             4/01/2031               387
          6   Fannie Mae (+)                                          6.50             7/01/2031                 7
        600   Fannie Mae (+)                                          6.50             3/01/2032               716
         14   Fannie Mae (+)                                          7.00            10/01/2022                16
          8   Fannie Mae (+)                                          7.00             3/01/2023                 9
         32   Fannie Mae (+)                                          7.00             4/01/2023                33
     14,120   Freddie Mac (+)                                         3.50             5/01/2042            14,828
        342   Freddie Mac (+)                                         5.00             6/01/2020               353
        949   Freddie Mac (+)                                         5.00             1/01/2021             1,002
      1,206   Freddie Mac (+)                                         5.50            11/01/2020             1,290
        356   Freddie Mac (+)                                         5.50            12/01/2020               379
      1,109   Freddie Mac (+)                                         5.50            12/01/2035             1,245
        974   Freddie Mac (+)                                         5.50             4/01/2036             1,089
      4,003   Government National Mortgage Assn. I                    5.00             8/15/2033             4,521
        101   Government National Mortgage Assn. I                    6.00             8/15/2028               114
         51   Government National Mortgage Assn. I                    6.00             9/15/2028                58
        286   Government National Mortgage Assn. I                    6.00             9/15/2028               328
      1,801   Government National Mortgage Assn. I                    6.00             9/15/2028             2,085
        305   Government National Mortgage Assn. I                    6.00            10/15/2028               352
         35   Government National Mortgage Assn. I                    6.00             1/15/2029                40
        143   Government National Mortgage Assn. I                    6.00             1/15/2029               161
        241   Government National Mortgage Assn. I                    6.00             1/15/2029               277
        289   Government National Mortgage Assn. I                    6.00             1/15/2033               332
         15   Government National Mortgage Assn. I                    6.50             6/15/2023                17
        177   Government National Mortgage Assn. I                    6.50             7/15/2023               203

================================================================================

17  |  USAA Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$         7   Government National Mortgage Assn. I                    6.50%            7/15/2023       $         9
         36   Government National Mortgage Assn. I                    6.50             9/15/2023                41
        153   Government National Mortgage Assn. I                    6.50            10/15/2023               175
        173   Government National Mortgage Assn. I                    6.50            10/15/2023               198
         24   Government National Mortgage Assn. I                    6.50            10/15/2023                28
        261   Government National Mortgage Assn. I                    6.50            12/15/2023               298
        151   Government National Mortgage Assn. I                    6.50            12/15/2023               173
         63   Government National Mortgage Assn. I                    6.50             1/15/2024                73
        106   Government National Mortgage Assn. I                    6.50             2/15/2024               121
         60   Government National Mortgage Assn. I                    6.50             4/15/2026                69
        317   Government National Mortgage Assn. I                    6.50             5/15/2028               375
        560   Government National Mortgage Assn. I                    6.50            10/15/2031               646
         26   Government National Mortgage Assn. I                    7.00             5/15/2023                27
         51   Government National Mortgage Assn. I                    7.00             5/15/2023                55
         39   Government National Mortgage Assn. I                    7.00             5/15/2023                43
         26   Government National Mortgage Assn. I                    7.00             5/15/2023                28
        121   Government National Mortgage Assn. I                    7.00             6/15/2023               132
        100   Government National Mortgage Assn. I                    7.00             6/15/2023               108
         51   Government National Mortgage Assn. I                    7.00             8/15/2023                52
         30   Government National Mortgage Assn. I                    7.00             8/15/2023                33
         81   Government National Mortgage Assn. I                    7.00             8/15/2023                88
         15   Government National Mortgage Assn. I                    7.00             8/15/2023                16
         68   Government National Mortgage Assn. I                    7.00             9/15/2023                72
         25   Government National Mortgage Assn. I                    7.00             1/15/2026                28
         26   Government National Mortgage Assn. I                    7.00             3/15/2026                29
         11   Government National Mortgage Assn. I                    7.00             3/15/2026                13
        214   Government National Mortgage Assn. I                    7.00            10/15/2027               253
        338   Government National Mortgage Assn. I                    7.00             6/15/2029               382
        168   Government National Mortgage Assn. I                    7.00             6/15/2029               188
         21   Government National Mortgage Assn. I                    7.00             7/15/2029                21
        237   Government National Mortgage Assn. I                    7.00             8/15/2031               279
        127   Government National Mortgage Assn. I                    7.00             7/15/2032               149
        117   Government National Mortgage Assn. I                    7.50             7/15/2023               128
        152   Government National Mortgage Assn. I                    7.50             6/15/2026               171
         83   Government National Mortgage Assn. I                    7.50             6/15/2026                90
         98   Government National Mortgage Assn. I                    7.50             7/15/2026               109
        164   Government National Mortgage Assn. I                    7.50             5/15/2027               187
        176   Government National Mortgage Assn. I                    7.50             2/15/2028               209
        140   Government National Mortgage Assn. I                    7.50            12/15/2028               169
        121   Government National Mortgage Assn. I                    7.50             8/15/2029               143
        728   Government National Mortgage Assn. II                   5.50             4/20/2033               822
        682   Government National Mortgage Assn. II                   6.00             8/20/2032               799
        492   Government National Mortgage Assn. II                   6.00             9/20/2032               569
        226   Government National Mortgage Assn. II                   6.50             8/20/2031               269
                                                                                                       -----------
                                                                                                            71,876
                                                                                                       -----------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
     15,500   Freddie Mac (+)                                         3.51             4/25/2030            16,573
      8,000   Freddie Mac (+)                                         3.01             7/25/2025             8,439
     17,000   Freddie Mac (+)                                         2.77             5/25/2025            17,560
     10,000   Freddie Mac (+)                                         3.02             1/25/2025            10,576
                                                                                                       -----------
                                                                                                            53,148
                                                                                                       -----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.3%)
      9,740   Totem Ocean Trailer Express, Inc., Title XI             6.37             4/15/2028            11,392
      5,969   Washington Aircraft 1 Co. Ltd. (NBGA)                   2.64             9/15/2026             6,172
                                                                                                       -----------
                                                                                                            17,564
                                                                                                       -----------
              Total U.S. Government Agency Issues (cost: $133,104)                                         142,588
                                                                                                       -----------

================================================================================

                                                 Portfolio of Investments  |  18

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (12.7%)

              BONDS (4.6%)
$    30,000   3.88%, 8/15/2040                                                                         $    37,338
     20,000   4.25%, 11/15/2040                                                                             26,293
     40,000   2.75%, 8/15/2042                                                                              41,022
     10,000   2.75%, 11/15/2042                                                                             10,232
      5,000   3.38%, 5/15/2044                                                                               5,748
     40,000   3.00%, 11/15/2044                                                                             42,822
     70,000   2.50%, 2/15/2045                                                                              67,646
      5,000   3.00%, 11/15/2045                                                                              5,350
     60,000   2.50%, 2/15/2046                                                                              57,980
                                                                                                       -----------
                                                                                                           294,431
                                                                                                       -----------
              INFLATION-INDEXED NOTES (1.1%)
     56,603   2.38%, 1/15/2025                                                                              67,675
                                                                                                       -----------
              NOTES (7.0%)
      5,000   3.38%, 11/15/2019                                                                              5,405
     70,000   3.63%, 2/15/2020                                                                              76,621
     45,000   3.50%, 5/15/2020                                                                              49,153
     25,000   2.63%, 8/15/2020                                                                              26,479
     55,000   2.63%, 11/15/2020                                                                             58,334
     25,000   2.00%, 2/15/2022                                                                              25,800
     20,000   1.63%, 8/15/2022                                                                              20,148
     20,000   1.63%, 11/15/2022                                                                             20,100
     10,000   2.00%, 2/15/2023                                                                              10,276
      5,000   2.50%, 5/15/2024                                                                               5,303
     10,000   2.25%, 11/15/2024                                                                             10,400
     80,000   2.00%, 2/15/2025                                                                              81,513
      5,000   2.25%, 11/15/2025                                                                              5,190
     50,000   1.63%, 2/15/2026                                                                              49,135
                                                                                                       -----------
                                                                                                           443,857
                                                                                                       -----------
              Total U.S. Treasury Securities (cost: $761,599)                                              805,963
                                                                                                       -----------
              MUNICIPAL BONDS (8.6%)

              AIRPORT/PORT (1.1%)
      6,500   Chicago Midway Airport                                  5.00%            1/01/2025             7,778
      8,000   Chicago Midway Airport                                  5.00             1/01/2026             9,511
      5,000   Chicago O'Hare International Airport                    5.00             1/01/2021             5,787
     12,570   Dallas-Fort Worth International Airport Facilities      4.00            11/01/2021            13,929
      2,265   Dallas-Fort Worth International Airport Facilities (f)  4.44            11/01/2021             2,528
      1,700   Port of Corpus Christi Auth.                            3.29            12/01/2023             1,735
      1,500   Port of Corpus Christi Auth.                            3.39            12/01/2024             1,545
      1,000   Port of Corpus Christi Auth.                            3.49            12/01/2025             1,025
      5,000   Port of Oakland                                         4.50             5/01/2030             5,591
     11,700   Port of Oakland                                         4.50             5/01/2032            12,935
      4,350   Port of Seattle                                         4.00             8/01/2016             4,389
                                                                                                       -----------
                                                                                                            66,753
                                                                                                       -----------
              APPROPRIATED DEBT (1.0%)
      5,600   Brevard County School Board                             1.70             7/01/2017             5,664
      4,955   Indiana Finance Auth.                                   4.36             7/15/2029             5,324
      4,260   Indiana Finance Auth.                                   4.53             7/15/2031             4,559
      3,250   Jacksonville                                            2.00            10/01/2019             3,328
      3,000   Jacksonville                                            2.37            10/01/2020             3,096
      5,000   Kannapolis                                              7.28             3/01/2027             5,438

================================================================================

19  |  USAA Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    10,000   Kansas Dev. Finance Auth.                               4.73%            4/15/2037       $    10,647
      2,000   McLennan County Public Facility                         3.90             6/01/2029             2,040
     10,000   Miami-Dade County School Board (INS)                    5.38             5/01/2031            11,610
      6,000   Palm Beach County School Board                          5.40             8/01/2025             7,056
        850   Placentia Yorba Linda USD                               5.40             8/01/2021               976
                                                                                                       -----------
                                                                                                            59,738
                                                                                                       -----------
              CASINOS & GAMING (0.0%)
      6,524   Mashantucket (Western) Pequot Tribe (n)                 7.35             7/01/2026               538
                                                                                                       -----------
              COMMUNITY SERVICE (0.1%)
      2,750   Art Institute of Chicago                                3.23             3/01/2022             2,897
                                                                                                       -----------
              EDUCATION (0.7%)
      2,000   Austin Texas Community College District
                Public Auth.                                          6.91             8/01/2035             2,657
      5,000   El Paso County                                          4.47            10/01/2035             5,264
      9,520   Indiana State                                           2.13             7/15/2019             9,756
      5,000   New Jersey EDA                                          2.42             6/15/2018             5,032
     14,310   New Jersey EDA                                          4.45             6/15/2020            14,793
      2,700   New Jersey EDA                                          5.25             9/01/2022             2,980
      1,625   State Public School Building Auth.                      2.84            12/01/2019             1,714
      1,300   State Public School Building Auth.                      4.08            12/01/2023             1,482
      2,000   Torrance USD                                            5.52             8/01/2021             2,321
                                                                                                       -----------
                                                                                                            45,999
                                                                                                       -----------
              EDUCATION SERVICES (0.2%)
      6,080   Princeton Theological Seminary                          4.11             7/01/2023             6,859
      5,000   Univ. of Notre Dame                                     3.44             2/15/2045             4,887
                                                                                                       -----------
                                                                                                            11,746
                                                                                                       -----------
              ELECTRIC UTILITIES (0.2%)
      5,000   Appling County Dev. Auth                                2.40             1/01/2038(o)          5,140
      3,000   Hawaii Department of Budget and Finance                 3.25             1/01/2025             3,203
      5,000   Ohio Water Dev. Auth.                                   4.00            12/01/2033(o)          5,237
                                                                                                       -----------
                                                                                                            13,580
                                                                                                       -----------
              ELECTRIC/GAS UTILITIES (0.7%)
     10,000   Cleveland Public Power                                  5.50            11/15/2038            10,471
      2,000   Jackson Energy Auth.                                    2.90             4/01/2022             2,016
      2,745   Jackson Energy Auth.                                    3.05             4/01/2023             2,746
      3,915   Jackson Energy Auth.                                    3.20             4/01/2024             3,937
     10,000   Long Island Power Auth.                                 5.25             5/01/2022            11,083
      2,500   Long Island Power Auth.                                 3.98             9/01/2025             2,630
      2,500   Long Island Power Auth.                                 4.13             9/01/2026             2,644
      5,682   Pedernales Electric Cooperative, Inc. (b)               5.95            11/15/2022             6,386
      3,680   Piedmont Municipal Power Agency                         4.34             1/01/2017             3,742
                                                                                                       -----------
                                                                                                            45,655
                                                                                                       -----------
              ESCROWED BONDS (0.1%)
      7,300   New Jersey EDA (PRE)                                    5.25             9/01/2022             8,692
                                                                                                       -----------
              GENERAL OBLIGATION (1.4%)
      5,000   City and County of Honolulu                             2.51            11/01/2022             5,134
      1,250   City and County of Honolulu                             2.51            11/01/2022             1,302
        900   City and County of Honolulu                             2.81            11/01/2023               912
        730   City and County of Honolulu                             2.91            11/01/2024               740
        680   City and County of Honolulu                             3.06            11/01/2025               694
        775   City and County of Honolulu                             3.16            11/01/2026               791

================================================================================

                                                 Portfolio of Investments  |  20

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$       625   City and County of Honolulu                             3.26%           11/01/2027       $       642
        690   City and County of Honolulu                             3.36            11/01/2028               709
      7,000   Hawaii                                                  2.80            10/01/2027             7,005
      1,250   Las Virgenes USD                                        5.54             8/01/2025             1,487
      2,200   Marin County (INS)                                      4.89             8/01/2016             2,220
      4,250   Riverside Community College District                    3.49             8/01/2023             4,495
      3,000   Riverside Community College District                    3.61             8/01/2024             3,164
     10,000   Scranton School District (b)                            4.00            12/01/2025(o)         10,034
      3,625   Scranton School District                                4.13             6/15/2034(o)          3,657
      1,800   State of Mississippi                                    2.83            12/01/2024             1,858
      2,000   State of Mississippi                                    3.03            12/01/2025             2,079
     10,000   State of Mississippi                                    3.73            10/01/2032            10,344
     10,000   State of Washington                                     5.25             2/01/2036            11,712
      3,845   Town of Hamden                                          4.93             8/15/2030             3,921
     10,000   Town of Stratford                                       5.75             8/15/2030            11,499
      2,200   Winnebago (d)                                           3.80            12/01/2026             2,210
                                                                                                       -----------
                                                                                                            86,609
                                                                                                       -----------
              HEALTH CARE FACILITIES (0.1%)
      8,000   Metropolitan Nashville & Davidson County
                Health & Educational Board                            4.05             7/01/2026             8,573
                                                                                                       -----------
              HOSPITAL (0.9%)
      7,000   Baylor Scott & White Holdings                           3.10            11/15/2025             7,016
     10,000   Baylor Scott & White Holdings                           2.65            11/15/2026             9,910
      4,250   Boston Medical Center Corp.                             4.52             7/01/2026             4,603
     10,000   Community Hospitals of Indiana                          4.24             5/01/2025            10,568
     15,000   Mercy Healthcare System                                 3.38            11/01/2025            15,503
     10,000   Rochester Health Care Facilities                        4.50            11/15/2038(o)         11,670
                                                                                                       -----------
                                                                                                            59,270
                                                                                                       -----------
              MULTI-UTILITIES (0.1%)
      5,000   New York Energy Research and Dev. Auth.                 2.38             7/01/2026(o)          5,085
                                                                                                       -----------
              MUNICIPAL FINANCE (0.2%)
     10,000   Pennsylvania State IDA (b)                              3.56             7/01/2024            10,027
                                                                                                       -----------
              REAL ESTATE TAX/FEE (0.4%)
      5,000   Industry Public Facilities Auth. (INS)                  3.47             1/01/2021             5,276
      5,000   Industry Public Facilities Auth. (INS)                  3.82             1/01/2022             5,358
      5,250   San Marcos Redevelopment Agency                         4.02            10/01/2025             5,469
      6,500   San Marcos Redevelopment Agency                         4.47            10/01/2029             6,817
      2,590   Vista Redevelopment Agency                              4.13             9/01/2030             2,638
                                                                                                       -----------
                                                                                                            25,558
                                                                                                       -----------
              SALES TAX (0.1%)
      3,500   Arizona School Facilities Board                         2.38             9/01/2019             3,577
                                                                                                       -----------
              SEMICONDUCTORS (0.0%)
      1,250   Sandoval County                                         2.32             6/01/2019             1,271
      1,000   Sandoval County                                         2.72             6/01/2020             1,031
                                                                                                       -----------
                                                                                                             2,302
                                                                                                       -----------
              SPECIAL ASSESSMENT/TAX/FEE (0.8%)
      9,000   Colony Local Dev. Corp. (INS)                           4.38            10/01/2033             9,328
      5,000   Maine Municipal Bond Bank                               4.25             6/01/2023             5,503
      5,000   New Jersey Transportation Trust Fund Auth.              1.76            12/15/2018             4,922

================================================================================

21  |  USAA Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     5,000   New Jersey Transportation Trust Fund Auth. (INS)        5.25%           12/15/2022       $     5,661
      3,320   New Jersey Transportation Trust Fund Auth.              5.50            12/15/2022             3,808
      5,000   New York City Transitional Finance Auth.                5.00             2/01/2035             5,777
      7,000   New York MTA (ETM)                                      1.47             7/01/2018             7,090
     10,000   South Carolina Public Service Auth.                     4.77            12/01/2045            11,245
                                                                                                       -----------
                                                                                                            53,334
                                                                                                       -----------
              TOLL ROADS (0.1%)
      3,000   North Texas Tollway Auth.                               5.00             9/01/2031             3,508
                                                                                                       -----------
              WATER/SEWER UTILITY (0.4%)
      6,500   Chicago Wastewater Transmission                         5.84             1/01/2035             6,955
      5,000   Houston Utility System                                  5.00            11/15/2033             5,777
     10,825   New York Municipal Water Finance Auth.                  5.25             6/15/2040            12,185
      2,500   Tohopekaliga Water Auth. (PRE)                          5.25            10/01/2036             3,036
                                                                                                       -----------
                                                                                                            27,953
                                                                                                       -----------
              Total Municipal Bonds (cost: $508,152)                                                       541,394
                                                                                                       -----------
              Total Bonds (cost: $5,931,022)                                                             6,087,378
                                                                                                       -----------


NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (2.4%)

              COMMON STOCKS (0.8%)

              CONSUMER STAPLES (0.0%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.0%)
     24,000   Kimberly-Clark Corp.                                                                           3,004
                                                                                                       -----------
              ENERGY (0.1%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
     23,780   Chevron Corp.                                                                                  2,430
     55,000   Royal Dutch Shell plc ADR "A"                                                                  2,909
                                                                                                       -----------
                                                                                                             5,339
                                                                                                       -----------
              Total Energy                                                                                   5,339
                                                                                                       -----------
              FINANCIALS (0.3%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
    202,000   Prospect Capital Corp.                                                                         1,511
                                                                                                       -----------
              CONSUMER FINANCE (0.0%)
     24,649   Synchrony Financial*                                                                             753
                                                                                                       -----------
              DIVERSIFIED BANKS (0.1%)
     50,000   Bank of Montreal                                                                               3,258
     25,000   Canadian Imperial Bank of Commerce                                                             2,019
                                                                                                       -----------
                                                                                                             5,277
                                                                                                       -----------
              REGIONAL BANKS (0.1%)
    260,336   KeyCorp                                                                                        3,200
    282,414   Regions Financial Corp.                                                                        2,649
                                                                                                       -----------
                                                                                                             5,849
                                                                                                       -----------
              REITs - MORTGAGE (0.1%)
     89,000   American Capital Agency Corp.                                                                  1,635
    135,000   Annaly Capital Management, Inc.                                                                1,407

================================================================================

                                                 Portfolio of Investments  |  22

================================================================================

PRINCIPAL
AMOUNT                                                                                                      MARKET
$(000)/                                                                                                      VALUE
SHARES        SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     80,000   Hatteras Financial Corp.                                                                 $     1,271
    199,850   MFA Financial, Inc.                                                                            1,381
    292,200   Two Harbors Investment Corp.                                                                   2,288
                                                                                                       -----------
                                                                                                             7,982
                                                                                                       -----------
              Total Financials                                                                              21,372
                                                                                                       -----------
              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
     59,920   Merck & Co., Inc.                                                                              3,286
                                                                                                       -----------
              INDUSTRIALS (0.0%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.0%)
     91,835   General Electric Co.                                                                           2,824
                                                                                                       -----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SEMICONDUCTORS (0.1%)
     91,943   Intel Corp.                                                                                    2,784
     18,500   Qualcomm, Inc.                                                                                   935
                                                                                                       -----------
                                                                                                             3,719
                                                                                                       -----------
              Total Information Technology                                                                   3,719
                                                                                                       -----------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     70,050   AT&T, Inc.                                                                                     2,719
     21,000   Verizon Communications, Inc.                                                                   1,070
                                                                                                       -----------
                                                                                                             3,789
                                                                                                       -----------
              Total Telecommunication Services                                                               3,789
                                                                                                       -----------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.0%)
     46,500   Southern Co.                                                                                   2,330
                                                                                                       -----------
              MULTI-UTILITIES (0.1%)
     65,000   CMS Energy Corp.(f)                                                                            2,644
     15,200   Dominion Resources, Inc.(f)                                                                    1,086
                                                                                                       -----------
                                                                                                             3,730
                                                                                                       -----------
              Total Utilities                                                                                6,060
                                                                                                       -----------
              Total Common Stocks (cost: $42,968)                                                           49,393
                                                                                                       -----------
              PREFERRED STOCKS (1.6%)

              CONSUMER STAPLES (0.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
    200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                   5,631
    172,520   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)                    18,357
                                                                                                       -----------
                                                                                                            23,988
                                                                                                       -----------
              Total Consumer Staples                                                                        23,988
                                                                                                       -----------
              FINANCIALS (1.1%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
     40,000   Citigroup Capital XIII, 7.88%                                                                  1,048
                                                                                                       -----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     $5,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(b)                                                 3,515
                                                                                                       -----------

================================================================================

23  |  USAA Income Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                                      MARKET
$(000)/                                                                                                      VALUE
SHARES        SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.2%)
     10,800   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                  $    11,354
                                                                                                       -----------
              REITs - INDUSTRIAL (0.3%)
    344,500   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                             23,588
                                                                                                       -----------
              REITs - OFFICE (0.1%)
    200,000   Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                         5,025
                                                                                                       -----------
              REITs - RESIDENTIAL (0.4%)
    142,500   Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
                 redeemable, perpetual                                                                       9,294
    250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual                      15,859
                                                                                                       -----------
                                                                                                            25,153
                                                                                                       -----------
              Total Financials                                                                              69,683
                                                                                                       -----------
              INDUSTRIALS (0.0%)
              ------------------
              OFFICE SERVICES & SUPPLIES (0.0%)
      3,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
                 perpetual(b)                                                                                3,046
                                                                                                       -----------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
    200,000   Entergy Texas, Inc., 5.63%                                                                     5,425
                                                                                                       -----------
              Total Preferred Stocks (cost: $86,592)                                                       102,142
                                                                                                       -----------
              Total Equity Securities (cost: $129,560)                                                     151,535
                                                                                                       -----------


                                                                    COUPON
                                                                      RATE              MATURITY
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.7%)

              COMMERCIAL PAPER (0.6%)

              HEALTH CARE (0.5%)
              ------------------
              HEALTH CARE EQUIPMENT (0.5%)
$    12,977   C. R. Bard, Inc. (b),(p)                                0.55%            5/02/2016            12,977
     17,837   C. R. Bard, Inc. (b),(p)                                0.55             5/04/2016            17,836
                                                                                                       -----------
                                                                                                            30,813
                                                                                                       -----------
              Total Health Care                                                                             30,813
                                                                                                       -----------
              MATERIALS (0.1%)
              ----------------
              DIVERSIFIED CHEMICALS (0.1%)
      8,000   E.I. du Pont de Nemours & Co. (b),(p)                   0.73             5/03/2016             8,000
                                                                                                       -----------
              UTILITIES (0.0%)
              ----------------
              ELECTRIC UTILITIES (0.0%)
      1,000   Eversource Energy (b),(p)                               0.62             5/05/2016             1,000
                                                                                                       -----------
              Total Commercial Paper                                                                        39,813
                                                                                                       -----------

================================================================================

                                                 Portfolio of Investments  |  24

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.1%)
  3,606,366   State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (q)                 $     3,607
                                                                                                       -----------
              Total Money Market Instruments (cost: $43,419)                                                43,420
                                                                                                       -----------

              TOTAL INVESTMENTS (COST: $6,104,001)                                                     $ 6,282,333
                                                                                                       ===========


                                                                                                       UNREALIZED
 NUMBER OF                                                                                           APPRECIATION/
 CONTRACTS                                                          EXPIRATION        CONTRACT      (DEPRECIATION)
LONG/(SHORT)                                                           DATE          VALUE (000)        (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES (1.0%)(r)
        194   10YR U.S. Treasury Note Futures                        6/21/2016       $    25,232    $        (224)
        218   U.S. Treasury Bond Futures                             6/21/2016            35,602             (833)
                                                                                     -----------    -------------

              TOTAL FUTURES                                                          $    60,834    $      (1,057)
                                                                                     ===========    =============

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                 VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------

                                        (LEVEL 1)              (LEVEL 2)            (LEVEL 3)
                                      QUOTED PRICES              OTHER             SIGNIFICANT
                                        IN ACTIVE             SIGNIFICANT         UNOBSERVABLE
                                         MARKETS              OBSERVABLE             INPUTS
                                      FOR IDENTICAL             INPUTS
ASSETS                                   ASSETS                                                              TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                $         --         $   2,983,626         $      3,500      $    2,987,126
  Eurodollar and Yankee Obligations              --               992,265                   --             992,265
  Foreign Government Obligations                 --                29,331                   --              29,331
  Asset-Backed Securities                        --               195,575                   --             195,575
  Commercial Mortgage Securities                 --               393,136                   --             393,136
  U.S. Government Agency Issues                  --               142,588                   --             142,588
  U.S. Treasury Securities                  805,963                    --                   --             805,963
  Municipal Bonds                                --               541,394                   --             541,394
Equity Securities:
  Common Stocks                              49,393                    --                   --              49,393
  Preferred Stocks                               --               102,142                   --             102,142
Money Market Instruments:
  Commercial Paper                               --                39,813                   --              39,813
  Money Market Funds                          3,607                    --                   --               3,607
------------------------------------------------------------------------------------------------------------------
Total                                  $    858,963         $   5,419,870         $      3,500      $    6,282,333
------------------------------------------------------------------------------------------------------------------


                                        (LEVEL 1)              (LEVEL 2)            (LEVEL 3)
                                      QUOTED PRICES              OTHER             SIGNIFICANT
                                        IN ACTIVE             SIGNIFICANT         UNOBSERVABLE
                                         MARKETS              OBSERVABLE             INPUTS
                                      FOR IDENTICAL             INPUTS
LIABILITIES                            LIABILITIES                                                           TOTAL
------------------------------------------------------------------------------------------------------------------
Futures(1)                            $     (1,057)           $        --         $         --      $      (1,057)
------------------------------------------------------------------------------------------------------------------
Total                                 $     (1,057)           $        --         $         --      $      (1,057)
------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

25  |  USAA Income Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                        COMMERCIAL
                                                                                  CORPORATE               MORTGAGE
                                                                                OBLIGATIONS             SECURITIES
------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                                         $11,200                $ 6,250
Purchases                                                                            (7,700)                     -
Sales                                                                                     -                      -
Transfers into Level 3                                                                    -                      -
Transfers out of Level 3                                                                  -                 (6,250)
Net realized gain (loss) on investments                                                   -                      -
Change in net unrealized appreciation/(depreciation) of investments                       -                      -
------------------------------------------------------------------------------------------------------------------
Balance as of April 30, 2016                                                        $ 3,500                $     -
------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through April 30, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                                     TRANSFERS INTO (OUT OF)    TRANSFERS INTO (OUT OF)    TRANSFERS INTO (OUT OF)
 ASSETS ($ IN 000S)                                  LEVEL 1                    LEVEL 2                    LEVEL 3
------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Securities       $                     -    $                 6,250    $               (6,250)
                                     -----------------------------------------------------------------------------
Total                                $                     -    $                 6,250    $               (6,250)
                                     -----------------------------------------------------------------------------

Transferred from Level 3 to Level 2 as a result of the securities being priced during the period by the Fund's pricing service.

================================================================================

                                                 Portfolio of Investments  |  26

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class- related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

27  |  USAA Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                        Notes to Portfolio of Investments  |  28

================================================================================

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A3. Additionally, certain bonds are valued based on methods discussed in Note A1, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

29  |  USAA Income Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are valued at the purchase price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to

================================================================================

                                        Notes to Portfolio of Investments  |  30

================================================================================

the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $294,615,000 and $116,283,000, respectively, resulting in net unrealized appreciation of $178,332,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $6,327,965,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.1% of net assets at April 30, 2016.

G. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

31  |  USAA Income Fund

================================================================================

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR         American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
CAD         Canadian dollars
CLO         Collateralized Loan Obligation
EDA         Economic Development Authority
ETM         Escrowed to final maturity
IDA         Industrial Development Authority/Agency
MTA         Metropolitan Transportation Authority
PRE         Pre-refunded to a date prior to maturity
REIT        Real estate investment trust
Title XI    The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
USD         Unified School District

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)       Principal and interest payments are insured by one of the following:
            AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                        Notes to Portfolio of Investments  |  32

================================================================================

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Export-Import Bank of the United States.

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Security was fair valued at April 30, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $13,500,000, which represented 0.2% of the Fund's net assets.
(d) At April 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $15,710,000, of which $12,210,000 were when-issued securities.
(e) The senior loan will settle after April 30, 2016, at which time the interest rate will be determined.
(f) The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2016.
(g) Stepped-coupon security that increases its coupon at the specified date and rate shown in the security's description.
(h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2016.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) At April 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(k)    In U.S. dollars unless otherwise noted.
(l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2016, was $24,916,000, which represented 0.4% of the Fund's net assets.

================================================================================

33  |  USAA Income Fund

================================================================================

(m) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(n) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(o) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(p) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(q) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
(r) Cash with a value of $2,261,000 is segregated as collateral for initial margin requirements on open futures contracts.
*      Non-income-producing security.

================================================================================

                                        Notes to Portfolio of Investments  |  34


--------------------------------------------------------------------------------


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48495-0616                                   (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
April 30, 2016 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
                EQUITY SECURITIES (97.0%)

                COMMON STOCKS (96.0%)

                CONSUMER DISCRETIONARY (10.7%)
                ------------------------------
                AUTO PARTS & EQUIPMENT (0.5%)
     431,000    Hota Industrial Manufacturing Co., Ltd.                                     $     2,071
     124,000    Tung Thih Electronic Co., Ltd.                                                    2,219
                                                                                            -----------
                                                                                                  4,290
                                                                                            -----------
                CONSUMER ELECTRONICS (1.2%)
   3,136,600    Pioneer Corp.*(a)                                                                 8,297
     151,100    Sony Corp.(a)                                                                     3,673
                                                                                            -----------
                                                                                                 11,970
                                                                                            -----------
                INTERNET RETAIL (9.0%)
      67,699    Amazon.com, Inc.*                                                                44,654
     142,432    Expedia, Inc.                                                                    16,489
      20,038    Priceline Group, Inc.*                                                           26,924
                                                                                            -----------
                                                                                                 88,067
                                                                                            -----------
                Total Consumer Discretionary                                                    104,327
                                                                                            -----------
                CONSUMER STAPLES (0.2%)
                -----------------------
                DRUG RETAIL (0.2%)
      14,500    CVS Health Corp.                                                                  1,457
      12,513    Walgreens Boots Alliance, Inc.                                                      992
                                                                                            -----------
                                                                                                  2,449
                                                                                            -----------
                Total Consumer Staples                                                            2,449
                                                                                            -----------
                HEALTH CARE (24.6%)
                -------------------
                BIOTECHNOLOGY (5.1%)
      20,741    Alder BioPharmaceuticals, Inc.*                                                     551
      99,290    Alkermes plc*                                                                     3,947
      27,620    Alnylam Pharmaceuticals, Inc.*                                                    1,852
      29,580    Amgen, Inc.                                                                       4,682
      21,485    Anacor Pharmaceuticals, Inc.*                                                     1,348
     363,990    Arena Pharmaceuticals, Inc.*                                                        626
      33,220    bluebird bio, Inc.*                                                               1,473
      78,930    Celgene Corp.*                                                                    8,162
      57,280    Cepheid, Inc.*                                                                    1,635
     162,560    Cytokinetics, Inc.*                                                               1,323
      47,023    Dicerna Pharmaceuticals, Inc.*                                                      217
      33,305    Galapagos NV*                                                                     1,514
      71,161    GlycoMimetics, Inc.*                                                                448
      68,481    Incyte Corp.*                                                                     4,949
      24,166    Innate Pharma S.A.*                                                                 350
      72,030    Ironwood Pharmaceuticals, Inc.*                                                     753
      61,440    Loxo Oncology, Inc.*                                                              1,416
      72,814    Portola Pharmaceuticals, Inc.*                                                    1,730

================================================================================

1  | USAA Science & Technology Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
      27,260    PTC Therapeutics, Inc.*                                                     $       202
      15,471    Regeneron Pharmaceuticals, Inc.*                                                  5,828
     137,460    Rigel Pharmaceuticals, Inc.*                                                        389
      57,460    Syndax Pharmaceuticals, Inc.*                                                       787
      30,740    T2 Biosystems, Inc.*                                                                282
      34,158    TESARO, Inc.*                                                                     1,415
     132,863    Trevena, Inc.*                                                                    1,035
      35,160    Ultragenyx Pharmaceutical, Inc.*                                                  2,378
                                                                                            -----------
                                                                                                 49,292
                                                                                            -----------
                HEALTH CARE DISTRIBUTORS (0.9%)
      49,320    Cardinal Health, Inc.                                                             3,870
      32,400    McKesson Corp.                                                                    5,437
                                                                                            -----------
                                                                                                  9,307
                                                                                            -----------
                HEALTH CARE EQUIPMENT (5.7%)
     134,150    Abbott Laboratories                                                               5,219
      84,170    AtriCure, Inc.*                                                                   1,338
     103,986    Baxter International, Inc.                                                        4,598
      28,651    Becton, Dickinson & Co.                                                           4,620
     336,220    Boston Scientific Corp.*                                                          7,370
      84,940    ConforMIS, Inc.*                                                                  1,052
      39,360    EndoChoice Holdings, Inc.*                                                          217
     134,671    Globus Medical, Inc. "A"*                                                         3,372
      15,660    HeartWare International, Inc.*                                                      522
      21,328    Invuity, Inc.*                                                                      145
     123,620    K2M Group Holdings, Inc.*                                                         2,010
     155,599    Medtronic plc                                                                    12,316
      66,687    St. Jude Medical, Inc.                                                            5,082
      39,460    Stryker Corp.                                                                     4,302
      14,081    Teleflex, Inc.                                                                    2,194
       9,684    Zimmer Biomet Holdings, Inc.                                                      1,121
                                                                                            -----------
                                                                                                 55,478
                                                                                            -----------
                HEALTH CARE FACILITIES (1.0%)
      19,310    Acadia Healthcare Co., Inc.*                                                      1,220
      32,210    Community Health Systems, Inc.*                                                     615
     208,409    Georgia Healthcare Group plc*(b)                                                    591
      55,090    HCA Holdings, Inc.*                                                               4,441
      11,110    LifePoint Health, Inc.*                                                             751
      14,910    Universal Health Services, Inc. "B"                                               1,993
                                                                                            -----------
                                                                                                  9,611
                                                                                            -----------
                HEALTH CARE SERVICES (0.5%)
      85,030    Envision Healthcare Holdings, Inc.*                                               1,924
      63,610    Team Health Holdings, Inc.*                                                       2,661
      60,314    Teladoc, Inc.*                                                                      733
                                                                                            -----------
                                                                                                  5,318
                                                                                            -----------
                HEALTH CARE SUPPLIES (0.2%)
      15,667    DENTSPLY SIRONA Inc.                                                                934
     102,788    Endologix, Inc.*                                                                  1,152
                                                                                            -----------
                                                                                                  2,086
                                                                                            -----------
                HEALTH CARE TECHNOLOGY (1.1%)
      70,905    Allscripts Healthcare Solutions, Inc.*                                              950
      12,550    athenahealth, Inc.*                                                               1,673
      58,006    Cerner Corp.*                                                                     3,256
     172,660    M3, Inc.(a)                                                                       4,666
                                                                                            -----------
                                                                                                 10,545
                                                                                            -----------
                LIFE SCIENCES TOOLS & SERVICES (1.1%)
      48,830    Agilent Technologies, Inc.                                                        1,998
      15,800    Illumina, Inc.*                                                                   2,133
      23,250    PRA Health Sciences, Inc.*                                                        1,103

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
      35,400    Thermo Fisher Scientific, Inc.                                              $     5,107
                                                                                            -----------
                                                                                                 10,341
                                                                                            -----------
                MANAGED HEALTH CARE (2.3%)
      50,190    Aetna, Inc.                                                                       5,635
     210,320    Qualicorp S.A.                                                                      911
     104,940    UnitedHealth Group, Inc.                                                         13,819
      24,530    WellCare Health Plans, Inc.*                                                      2,207
                                                                                            -----------
                                                                                                 22,572
                                                                                            -----------
                PHARMACEUTICALS (6.7%)
      55,100    Allergan plc*                                                                    11,932
     208,080    AstraZeneca plc ADR                                                               6,026
     210,090    Bristol-Myers Squibb Co.                                                         15,164
      50,980    Daiichi Sankyo Co., Ltd.(a)                                                       1,194
      29,700    Eisai Co., Ltd.(a)                                                                1,833
      55,160    Eli Lilly and Co.                                                                 4,166
      41,080    Intersect ENT, Inc.*                                                                824
      13,140    Johnson & Johnson                                                                 1,473
      66,195    Medicines Co.*                                                                    2,356
      88,540    MediWound Ltd.*                                                                     733
      60,040    Merck & Co., Inc.                                                                 3,293
     111,580    Mylan N.V.*                                                                       4,654
     112,040    Nabriva Therapeutics AG ADR*                                                        952
      42,550    Ono Pharmaceutical Co. Ltd.(a)                                                    1,900
      20,341    Revance Therapeutics, Inc.*                                                         374
     111,780    Shionogi & Co. Ltd.(a)                                                            5,681
      26,183    UCB S.A.                                                                          1,959
      99,367    XenoPort, Inc.*                                                                     437
                                                                                            -----------
                                                                                                 64,951
                                                                                            -----------
                Total Health Care                                                               239,501
                                                                                            -----------
                INDUSTRIALS (4.6%)
                ------------------
                ELECTRICAL COMPONENTS & EQUIPMENT (1.2%)
     354,000    BizLink Holding Inc.                                                              2,020
     108,580    Nidec Corp.(a)                                                                    7,852
     113,000    Voltronic Power Technology Corp.                                                  1,783
                                                                                            -----------
                                                                                                 11,655
                                                                                            -----------
                HUMAN RESOURCE & EMPLOYMENT SERVICES (0.7%)
     125,417    WageWorks, Inc.*                                                                  6,755
                                                                                            -----------
                RESEARCH & CONSULTING SERVICES (2.7%)
      20,740    Advisory Board Co.*                                                                 656
      76,229    Equifax, Inc.                                                                     9,167
     123,143    Huron Consulting Group, Inc.*                                                     6,848
     328,604    TransUnion*                                                                       9,842
                                                                                            -----------
                                                                                                 26,513
                                                                                            -----------
                Total Industrials                                                                44,923
                                                                                            -----------
                INFORMATION TECHNOLOGY (55.9%)
                ------------------------------
                APPLICATION SOFTWARE (2.2%)
      36,806    Adobe Systems, Inc.*                                                              3,468
     117,641    Mobileye N.V.*                                                                    4,488
     118,886    salesforce.com, Inc.*                                                             9,012
      54,354    Workday, Inc. "A"*                                                                4,075
                                                                                            -----------
                                                                                                 21,043
                                                                                            -----------
                COMMUNICATIONS EQUIPMENT (1.4%)
     106,397    Arista Networks, Inc.*                                                            7,088
     267,369    Lumentum Holdings Inc.*                                                           6,765
                                                                                            -----------
                                                                                                 13,853
                                                                                            -----------

================================================================================

3  | USAA Science & Technology Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
                DATA PROCESSING & OUTSOURCED SERVICES (13.4%)
      74,085    Alliance Data Systems Corp.*                                                $    15,062
     119,059    Automatic Data Processing, Inc.                                                  10,530
      97,564    Cardtronics, Inc.*                                                                3,846
     538,501    Genpact Ltd.*                                                                    15,019
     347,949    Global Payments, Inc.                                                            25,115
     184,147    PayPal Holdings, Inc.*                                                            7,215
      94,119    Vantiv, Inc. "A"*                                                                 5,133
     497,935    Visa, Inc. "A"                                                                   38,460
      90,546    WEX, Inc.*                                                                        8,556
     471,100    Worldpay Group plc*                                                               1,837
                                                                                            -----------
                                                                                                130,773
                                                                                            -----------
                ELECTRONIC COMPONENTS (2.1%)
      91,893    Largan Precision Co. Ltd.                                                         6,468
      35,990    Murata Manufacturing Co. Ltd.(a)                                                  4,654
   2,940,630    Sunny Optical Technology Group Co. Ltd.                                           9,098
                                                                                            -----------
                                                                                                 20,220
                                                                                            -----------
                ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
     168,532    National Instruments Corp.                                                        4,646
     356,357    VeriFone Systems, Inc.*                                                          10,142
                                                                                            -----------
                                                                                                 14,788
                                                                                            -----------
                HOME ENTERTAINMENT SOFTWARE (0.7%)
     118,982    Electronic Arts, Inc.*                                                            7,359
                                                                                            -----------
                INTERNET SOFTWARE & SERVICES (14.1%)
      97,000    58.Com Inc. ADR*                                                                  5,301
     261,679    Akamai Technologies, Inc.*                                                       13,343
     127,614    Alibaba Group Holding Ltd. ADR*                                                   9,818
      90,970    Alphabet, Inc. "A"*                                                              64,396
     151,029    Dropbox, Inc., acquired 5/01/2012; cost $1,367*(c),(d),(e)                        1,518
     102,180    Everyday Health, Inc.*                                                              593
     267,078    Facebook, Inc. "A"*                                                              31,403
     536,012    Tencent Holdings Ltd.                                                            10,980
                                                                                            -----------
                                                                                                137,352
                                                                                            -----------
                IT CONSULTING & OTHER SERVICES (3.7%)
     157,696    Accenture plc "A"                                                                17,807
     228,224    Cognizant Technology Solutions Corp. "A"*                                        13,321
     144,400    SCSK Corp.(a)                                                                     5,267
                                                                                            -----------
                                                                                                 36,395
                                                                                            -----------
                SEMICONDUCTOR EQUIPMENT (1.8%)
     399,536    Applied Materials, Inc.                                                           8,179
      73,313    Lam Research Corp.                                                                5,601
      64,354    MKS Instruments, Inc.                                                             2,308
     194,130    SunEdison Semiconductor Ltd.*                                                     1,116
                                                                                            -----------
                                                                                                 17,204
                                                                                            -----------
                SEMICONDUCTORS (7.7%)
      21,732    Broadcom Ltd.                                                                     3,167
      31,915    Cavium Networks, Inc.*                                                            1,576
     656,797    Himax Technologies, Inc. ADR                                                      6,824
     230,000    Land Mark Optoelectronics Corp.                                                   3,387
     355,001    Linear Technology Corp.                                                          15,790
      47,609    M/A-COM Technology Solutions Holdings, Inc.*                                      1,947
     206,543    Microchip Technology, Inc.                                                       10,036
      19,566    NXP Semiconductors N.V.*                                                          1,668
     326,800    ON Semiconductor Corp.*                                                           3,095
     143,000    Silergy Corp.                                                                     1,906
     116,801    Silicon Motion Technology Corp. ADR                                               4,503
     136,543    Skyworks Solutions, Inc.                                                          9,124
   1,596,655    Taiwan Semiconductor Manufacturing Co. Ltd.                                       7,426

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
   2,407,881    Win Semiconductors Corp.                                                    $     4,554
                                                                                            -----------
                                                                                                 75,003
                                                                                            -----------
                SYSTEMS SOFTWARE (3.5%)
     421,392    Microsoft Corp.                                                                  21,015
     181,272    ServiceNow, Inc.*                                                                12,957
                                                                                            -----------
                                                                                                 33,972
                                                                                            -----------
                TECHNOLOGY DISTRIBUTORS (0.2%)
     179,000    Kingpak Technology Inc.*                                                          1,748
                                                                                            -----------
                TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.6%)
     244,131    Apple, Inc.                                                                      22,885
     796,000    Catcher Technology Co. Ltd.                                                       5,602
     484,502    Pure Storage, Inc. "A"*                                                           7,050
                                                                                            -----------
                                                                                                 35,537
                                                                                            -----------
                Total Information Technology                                                    545,247
                                                                                            -----------
                Total Common Stocks (cost: $755,617)                                            936,447
                                                                                            -----------
                PREFERRED STOCKS (1.0%)

                INDUSTRIALS (0.1%)
                ------------------
                INDUSTRIAL MACHINERY (0.1%)
      37,837    Cloudera, Inc. "F", acquired 2/05/2014; cost $551*(c),(d),(e)                       630
                                                                                            -----------
                INFORMATION TECHNOLOGY (0.9%)
                -----------------------------
                INTERNET SOFTWARE & SERVICES (0.7%)
     133,140    Uber Technologies, Inc., acquired 6/05/2014; cost $2,065*(c),(d),(e)              6,493
                                                                                            -----------
                TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.2%)
     151,427    Nutanix, Inc., acquired 8/25/2014; cost $2,029*(c),(d),(e)                        2,426
                                                                                            -----------
                Total Information Technology                                                      8,919
                                                                                            -----------
                Total Preferred Stocks (cost: $4,645)                                             9,549
                                                                                            -----------
                Total Equity Securities (cost: $760,262)                                        945,996
                                                                                            -----------
                MONEY MARKET INSTRUMENTS (2.9%)

                MONEY MARKET FUNDS (2.9%)
  28,030,671    State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (f)
                (cost: $28,031)                                                                  28,031
                                                                                            -----------

                TOTAL INVESTMENTS (COST: $788,293)                                          $   974,027
                                                                                            ===========

================================================================================

5  | USAA Science & Technology Fund

================================================================================

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------

                                                (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                              QUOTED PRICES          OTHER            SIGNIFICANT
                                                 IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                                  MARKETS         OBSERVABLE            INPUTS
                                               FOR IDENTICAL        INPUTS
ASSETS                                            ASSETS                                                       TOTAL
--------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $        889,912     $     45,017      $        1,518        $   936,447
  Preferred Stocks                                        --               --               9,549              9,549
Money Market Instruments:
  Money Market Funds                                  28,031               --                  --             28,031
--------------------------------------------------------------------------------------------------------------------
Total                                       $        917,943     $     45,017      $       11,067        $   974,027
--------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                    COMMON STOCKS                   PREFERRED STOCKS
--------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                                $2,885                            $10,575
Purchases                                                                       -                                  -
Sales                                                                           -                             (1,493)
Transfers into Level 3                                                          -                                  -
Transfers out of Level 3                                                        -                                  -
Net realized gain (loss) on investments                                         -                                  -
Change in net unrealized appreciation/(depreciation) of investments        (1,367)                               467
--------------------------------------------------------------------------------------------------------------------
Balance as of April 30, 2016                                               $1,518                             $9,549
--------------------------------------------------------------------------------------------------------------------

                        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                            FAIR VALUE AT                               SIGNIFICANT
                            APRIL 30, 2016         VALUATION            UNOBSERVABLE
ASSETS                       ($ IN 000's)         TECHNIQUE(S)            INPUT(S)                   RANGE

EQUITY SECURITIES:

Common Stocks                   $1,518              Market          Revenue Multiple(a)           2.9x - 6.5x
                                                  Comparables
                                                                    Discount for lack
                                                                      of marketability(b)             10%

Preferred Stocks                $3,056              Market          Revenue Multiple(a)           2.7x - 7.6x
                                                  Comparables
                                                                    Comparable Premium              0% - 30%
                                                                      Adjustment(a)

                                                                    Discount for lack
                                                                      of marketability(b)             10%

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

For the period of August 1, 2015, through April 30, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.


                         TRANSFERS INTO (OUT OF)       TRANSFERS INTO (OUT OF)       TRANSFERS INTO (OUT OF)
ASSETS ($ IN 000s)                      LEVEL 1                        LEVEL 2                       LEVEL 3
------------------------------------------------------------------------------------------------------------
Common Stocks            $             (35,868)        $                35,868       $                     -
                         -----------------------------------------------------------------------------------
Total                    $             (35,868)        $                35,868       $                     -
                         -----------------------------------------------------------------------------------

Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

================================================================================

7  | USAA Science & Technology Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

8  | USAA Science & Technology Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

9  | USAA Science & Technology Fund

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are valued at direct offering price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

The valuation methodology for certain level 3 securities changed during the period. Securities that were previously valued based on last quoted price, are now being fair valued using valuation models as a result of additional data becoming available subsequent to the date of purchase.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $210,753,000 and $25,019,000, respectively, resulting in net unrealized appreciation of $185,734,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $974,964,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.8% of net assets at April 30, 2016.

E. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Securities with a value of $45,017,000, which represented 4.6% of the Fund's net assets, were classified as Level 2 at April 30, 2016, due to the prices being adjusted to take into account significant market movements following the close of local trading.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2016, was $11,067,000, which represented 1.1% of the Fund's net assets.

================================================================================

11  | USAA Science & Technology Fund

================================================================================

(d) Security was fair valued at April 30, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $11,067,000, which represented 1.1% of the Fund's net assets.
(e) Restricted security that is not registered under the Securities Act of 1933.
(f) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  12


--------------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FIRST START GROWTH FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48487-0616                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
April 30, 2016 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (68.2%)

              COMMON STOCKS (47.6%)

              CONSUMER DISCRETIONARY (5.9%)
              ----------------------------
              ADVERTISING (0.4%)
     19,600   Omnicom Group, Inc.                                                                       $    1,626
                                                                                                        ----------
              APPAREL RETAIL (0.7%)
     33,200   TJX Companies, Inc.                                                                            2,517
                                                                                                        ----------
              AUTO PARTS & EQUIPMENT (0.5%)
     47,700   Magna International, Inc.                                                                      2,004
                                                                                                        ----------
              AUTOMOBILE MANUFACTURERS (0.5%)
    141,900   Ford Motor Co.                                                                                 1,924
                                                                                                        ----------
              BROADCASTING (0.4%)
     28,500   CBS Corp. "B"                                                                                  1,594
                                                                                                        ----------
              GENERAL MERCHANDISE STORES (1.3%)
     12,000   Dollar General Corp.                                                                             983
     46,300   Target Corp.                                                                                   3,681
                                                                                                        ----------
                                                                                                             4,664
                                                                                                        ----------
              HOME IMPROVEMENT RETAIL (0.5%)
     13,600   Home Depot, Inc.                                                                               1,821
                                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (1.2%)
     65,200   Carnival Corp.                                                                                 3,198
     18,400   Royal Caribbean Cruises Ltd.                                                                   1,424
                                                                                                        ----------
                                                                                                             4,622
                                                                                                        ----------
              INTERNET RETAIL (0.1%)
        600   Amazon.com, Inc.*                                                                               396
                                                                                                        ----------
              TIRES & RUBBER (0.3%)
     36,600   Goodyear Tire & Rubber Co.                                                                     1,060
                                                                                                        ----------
              Total Consumer Discretionary                                                                  22,228
                                                                                                        ----------
              CONSUMER STAPLES (4.0%)
              ----------------------
              AGRICULTURAL PRODUCTS (0.4%)
     22,600   Bunge Ltd.                                                                                     1,412
                                                                                                        ----------
              DRUG RETAIL (1.2%)
     25,000   CVS Health Corp.                                                                               2,513
     24,700   Walgreens Boots Alliance, Inc.                                                                 1,958
                                                                                                        ----------
                                                                                                             4,471
                                                                                                        ----------
              FOOD RETAIL (0.3%)
     36,600   Kroger Co.                                                                                     1,295
                                                                                                        ----------

================================================================================

1  | USAA First Start Growth Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.6%)
     30,500   Procter & Gamble Co.                                                                      $    2,444
                                                                                                        ----------
              HYPERMARKETS & SUPER CENTERS (0.3%)
     15,000   Wal-Mart Stores, Inc.                                                                          1,003
                                                                                                        ----------
              SOFT DRINKS (1.2%)
     21,600   Coca-Cola Co.(a)                                                                                 968
     34,500   PepsiCo, Inc.                                                                                  3,552
                                                                                                        ----------
                                                                                                             4,520
                                                                                                        ----------
              Total Consumer Staples                                                                        15,145
                                                                                                        ----------
              ENERGY (3.4%)
              ------------
              INTEGRATED OIL & GAS (2.3%)
      5,500   Chevron Corp.                                                                                    562
     16,200   Exxon Mobil Corp.                                                                              1,432
     42,900   Occidental Petroleum Corp.                                                                     3,289
     65,800   Royal Dutch Shell plc ADR "A"                                                                  3,480
                                                                                                        ----------
                                                                                                             8,763
                                                                                                        ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
     22,000   Halliburton Co.                                                                                  909
     14,200   Schlumberger Ltd.                                                                              1,141
                                                                                                        ----------
                                                                                                             2,050
                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     17,800   ConocoPhillips(a)                                                                                850
     12,900   EOG Resources, Inc.                                                                            1,066
                                                                                                        ----------
                                                                                                             1,916
                                                                                                        ----------
              Total Energy                                                                                  12,729
                                                                                                        ----------

              FINANCIALS (7.3%)
              ----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
     10,600   Ameriprise Financial, Inc.                                                                     1,017
                                                                                                        ----------
              CONSUMER FINANCE (0.9%)
    110,900   Synchrony Financial*                                                                           3,390
                                                                                                        ----------
              DIVERSIFIED BANKS (3.0%)
    328,200   Bank of America Corp.                                                                          4,779
     51,100   Citigroup, Inc.                                                                                2,365
     67,300   JPMorgan Chase & Co.                                                                           4,253
                                                                                                        ----------
                                                                                                            11,397
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (1.1%)
     15,100   Allstate Corp.                                                                                   982
     15,500   Chubb Ltd.                                                                                     1,827
     45,100   XL Group plc                                                                                   1,476
                                                                                                        ----------
                                                                                                             4,285
                                                                                                        ----------
              REGIONAL BANKS (2.0%)
     45,400   BB&T Corp.                                                                                     1,606
     67,900   Fifth Third Bancorp                                                                            1,243
    287,800   KeyCorp                                                                                        3,537
     13,100   PNC Financial Services Group, Inc.                                                             1,150
                                                                                                        ----------
                                                                                                             7,536
                                                                                                        ----------
              Total Financials                                                                              27,625
                                                                                                        ----------

              HEALTH CARE (8.1%)
              -----------------
              BIOTECHNOLOGY (2.5%)
     65,800   AbbVie, Inc.                                                                                   4,014
     13,000   Amgen, Inc.                                                                                    2,058

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     36,600   Gilead Sciences, Inc.                                                                     $    3,228
                                                                                                        ----------
                                                                                                             9,300
                                                                                                        ----------
              HEALTH CARE DISTRIBUTORS (0.5%)
     10,200   McKesson Corp.                                                                                 1,712
                                                                                                        ----------
              HEALTH CARE EQUIPMENT (1.7%)
     73,200   Hologic, Inc.*                                                                                 2,459
     51,000   Medtronic plc                                                                                  4,036
                                                                                                        ----------
                                                                                                             6,495
                                                                                                        ----------
              MANAGED HEALTH CARE (0.4%)
     12,700   UnitedHealth Group, Inc.                                                                       1,672
                                                                                                        ----------
              PHARMACEUTICALS (3.0%)
      2,000   Allergan plc*                                                                                    433
     17,200   Johnson & Johnson                                                                              1,928
     67,100   Merck & Co., Inc.                                                                              3,680
    162,400   Pfizer, Inc.                                                                                   5,312
                                                                                                        ----------
                                                                                                            11,353
                                                                                                        ----------
              Total Health Care                                                                             30,532
                                                                                                        ----------
              INDUSTRIALS (5.5%)
              -----------------
              AEROSPACE & DEFENSE (1.7%)
      6,300   Boeing Co.                                                                                       849
     14,400   Honeywell International, Inc.(a)                                                               1,646
      3,400   Lockheed Martin Corp. (a)                                                                        790
      6,200   Raytheon Co.                                                                                     783
     25,900   Spirit AeroSystems Holdings, Inc. "A"*                                                         1,221
     11,800   United Technologies Corp.                                                                      1,232
                                                                                                        ----------
                                                                                                             6,521
                                                                                                        ----------
              AIRLINES (0.4%)
     18,000   Southwest Airlines Co.                                                                           803
     13,700   United Continental Holdings, Inc.*                                                               628
                                                                                                        ----------
                                                                                                             1,431
                                                                                                        ----------
              BUILDING PRODUCTS (0.3%)
     35,600   Masco Corp.                                                                                    1,093
                                                                                                        ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     22,400   Eaton Corp. plc                                                                                1,417
                                                                                                        ----------
              INDUSTRIAL CONGLOMERATES (2.2%)
     16,700   Carlisle Companies, Inc.                                                                       1,702
    220,446   General Electric Co.                                                                           6,779
                                                                                                        ----------
                                                                                                             8,481
                                                                                                        ----------
              INDUSTRIAL MACHINERY (0.5%)
     16,300   Stanley Black & Decker, Inc.                                                                   1,824
                                                                                                        ----------
              Total Industrials                                                                             20,767
                                                                                                        ----------

              INFORMATION TECHNOLOGY (9.2%)
              ----------------------------
              APPLICATION SOFTWARE (0.2%)
     10,400   Citrix Systems, Inc.*                                                                            851
                                                                                                        ----------
              COMMUNICATIONS EQUIPMENT (1.3%)
    171,700   Cisco Systems, Inc.                                                                            4,720
                                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
      3,500   Alliance Data Systems Corp.*                                                                     712
     25,400   MasterCard, Inc. "A"                                                                           2,463
     14,000   Visa, Inc. "A"                                                                                 1,081
                                                                                                        ----------
                                                                                                             4,256
                                                                                                        ----------

================================================================================

3  | USAA First Start Growth Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (1.8%)
      7,890   Alphabet, Inc. "A"*                                                                       $    5,585
      9,300   Facebook, Inc. "A"*                                                                            1,094
                                                                                                        ----------
                                                                                                             6,679
                                                                                                        ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
     59,600   Applied Materials, Inc.                                                                        1,220
                                                                                                        ----------
              SEMICONDUCTORS (0.7%)
     13,300   Intel Corp.                                                                                      403
      5,000   NXP Semiconductors N.V.*                                                                         426
     31,900   QUALCOMM, Inc.                                                                                 1,612
                                                                                                        ----------
                                                                                                             2,441
                                                                                                        ----------
              SYSTEMS SOFTWARE (2.2%)
    100,800   Microsoft Corp.                                                                                5,027
     80,500   Oracle Corp.                                                                                   3,209
                                                                                                        ----------
                                                                                                             8,236
                                                                                                        ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.6%)
     43,460   Apple, Inc.                                                                                    4,074
     78,300   Hewlett Packard Enterprise Co.                                                                 1,305
     11,400   Seagate Technology plc                                                                           248
      9,600   Western Digital Corp.                                                                            392
                                                                                                        ----------
                                                                                                             6,019
                                                                                                        ----------
              Total Information Technology                                                                  34,422
                                                                                                        ----------

              MATERIALS (1.2%)
              ---------------
              COMMODITY CHEMICALS (0.2%)
      9,200   LyondellBasell Industries N.V. "A"                                                               760
                                                                                                        ----------
              DIVERSIFIED CHEMICALS (0.8%)
     32,700   Dow Chemical Co.                                                                               1,720
     94,000   Huntsman Corp.                                                                                 1,480
                                                                                                        ----------
                                                                                                             3,200
                                                                                                        ----------
              GOLD (0.0%)
     19,672   Hycroft Mining Corp.*(b),(c)                                                                       6
                                                                                                        ----------
              PAPER PACKAGING (0.2%)
     12,100   Bemis Co., Inc.                                                                                  607
                                                                                                        ----------
              Total Materials                                                                                4,573
                                                                                                        ----------

              TELECOMMUNICATION SERVICES (1.7%)
              --------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
     26,100   AT&T, Inc.                                                                                     1,013
     70,100   Verizon Communications, Inc.                                                                   3,571
                                                                                                        ----------
                                                                                                             4,584
                                                                                                        ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     52,100   Vodafone Group plc ADR                                                                         1,706
                                                                                                        ----------
              Total Telecommunication Services                                                               6,290
                                                                                                        ----------

              UTILITIES (1.3%)
              ---------------
              ELECTRIC UTILITIES (1.3%)
     12,400   American Electric Power Co., Inc.                                                                788
     16,400   Duke Energy Corp.(a)                                                                           1,292
     18,600   Edison International                                                                           1,315
      4,400   NextEra Energy, Inc.                                                                             517

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     26,800   PPL Corp. (a)                                                                             $    1,009
                                                                                                        ----------
                                                                                                             4,921
                                                                                                        ----------
              Total Utilities                                                                                4,921
                                                                                                        ----------
              Total Common Stocks (cost: $157,515)                                                         179,232
                                                                                                        ----------

              PREFERRED STOCKS (1.1%)

              CONSUMER STAPLES (0.5%)
              ----------------------
              AGRICULTURAL PRODUCTS (0.5%)
     40,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                   1,127
     10,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(d)                     1,064
                                                                                                        ----------
                                                                                                             2,191
                                                                                                        ----------
              Total Consumer Staples                                                                         2,191
                                                                                                        ----------

              ENERGY (0.1%)
              ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
        800   Chesapeake Energy Corp., 5.75%, perpetual(d)                                                     254
                                                                                                        ----------
              FINANCIALS (0.5%)
              ----------------
              LIFE & HEALTH INSURANCE (0.2%)
     28,000   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                       680
                                                                                                        ----------
              REGIONAL BANKS (0.2%)
        500   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                          526
                                                                                                        ----------
              REINSURANCE (0.0%)
        500   American Overseas Group Ltd., 7.50%, non-cumulative*(b),(c)                                      125
                                                                                                        ----------
              REITs - OFFICE (0.1%)
     20,000   Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                           502
                                                                                                        ----------
              Total Financials                                                                               1,833
                                                                                                        ----------
              Total Preferred Stocks (cost: $4,641)                                                          4,278
                                                                                                        ----------

              EXCHANGE-TRADED FUNDS (19.5%)

              INTERNATIONAL EXCHANGE-TRADED FUNDS (19.5%)
    356,000   iShares Core MSCI EAFE ETF                                                                    19,295
    283,824   iShares Core MSCI Emerging Markets ETF                                                        11,898
    305,771   iShares MSCI EAFE ETF                                                                         17,866
     16,000   iShares MSCI EAFE Minimum Volatility ETF                                                       1,076
    420,976   iShares MSCI Germany ETF                                                                      11,042
     17,870   iShares MSCI Turkey ETF                                                                          821
    155,000   PowerShares FTSE RAFI Emerging Markets Portfolio                                               2,536
    155,300   Schwab Fundamental International Large Co. Index ETF                                           3,807
    100,000   Vanguard FTSE Developed Markets ETF                                                            3,671
     20,334   WisdomTree Emerging Markets SmallCap Dividend Fund                                               785
     36,637   WisdomTree India Earnings Fund                                                                   717
                                                                                                        ----------
              Total International Exchange-Traded Funds                                                     73,514
                                                                                                        ----------
              Total Exchange-Traded Funds (cost: $75,919)                                                   73,514
                                                                                                        ----------
              Total Equity Securities (cost: $238,075)                                                     257,024
                                                                                                        ----------

================================================================================

5  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              BONDS (21.4%)

              CORPORATE OBLIGATIONS (6.4%)

              ENERGY (0.9%)
              ------------
              OIL & GAS DRILLING (0.0%)
$       782   Schahin II Finance Co. SPV Ltd. (d),(e)                 5.88%          9/25/2023          $      123
                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
        500   Newfield Exploration Co.                                5.38           1/01/2026                 497
                                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.8%)
        800   DCP Midstream, LLC (d)                                  5.85           5/21/2043                 508
      1,000   Enbridge Energy Partners, LP                            8.05          10/01/2077                 710
      1,000   Energy Transfer Partners, LP                            3.63 (f)      11/01/2066                 595
      1,000   Enterprise Products Operating, LLC                      7.00           6/01/2067                 758
        500   TEPPCO Partners, LP                                     7.00           6/01/2067                 372
                                                                                                        ----------
                                                                                                             2,943
                                                                                                        ----------
              Total Energy                                                                                   3,563
                                                                                                        ----------

              FINANCIALS (4.5%)
              ----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
        900   Prospect Capital Corp.                                  5.00           7/15/2019                 856
                                                                                                        ----------
              DIVERSIFIED BANKS (0.2%)
      1,000   JPMorgan Chase Capital XIII                             1.58 (f)       9/30/2034                 789
                                                                                                        ----------
              LIFE & HEALTH INSURANCE (0.7%)
        800   Lincoln National Corp.                                  7.00 (f)       5/17/2066                 538
        200   Lincoln National Corp.                                  6.05           4/20/2067                 132
      1,000   Prudential Financial, Inc.                              5.63           6/15/2043               1,043
      1,000   StanCorp Financial Group, Inc.                          6.90           6/01/2067                 765
                                                                                                        ----------
                                                                                                             2,478
                                                                                                        ----------
              MULTI-LINE INSURANCE (0.5%)
      1,000   Genworth Holdings, Inc.                                 6.15          11/15/2066                 290
      1,000   Glen Meadow Pass-Through Trust (d)                      6.51           2/12/2067                 735
      1,000   Nationwide Mutual Insurance Co. (d)                     2.92 (f)      12/15/2024                 974
                                                                                                        ----------
                                                                                                             1,999
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (1.7%)
      1,000   Allstate Corp.                                          5.75           8/15/2053               1,031
      1,000   AmTrust Financial Services, Inc.                        6.13           8/15/2023               1,040
      1,000   HSB Group, Inc. (c)                                     1.54 (f)       7/15/2027                 820
        750   Ironshore Holdings, Inc. (d)                            8.50           5/15/2020                 856
      1,300   Oil Insurance Ltd. (d)                                  3.61 (f)               -(g)            1,183
        500   Progressive Corp.                                       6.70           6/15/2067                 473
      1,000   Travelers Companies, Inc.                               6.25           3/15/2067                 980
                                                                                                        ----------
                                                                                                             6,383
                                                                                                        ----------
              REGIONAL BANKS (1.0%)
        500   Compass Bank                                            3.88           4/10/2025                 474
      1,000   Cullen/Frost Capital Trust II                           2.19 (f)       3/01/2034                 820
      1,000   KeyCorp Capital I                                       1.37 (f)       7/01/2028                 794
      1,000   Manufacturers & Traders Trust Co.                       5.63          12/01/2021                 970
      1,000   SunTrust Capital I                                      1.29 (f)       5/15/2027                 772
                                                                                                        ----------
                                                                                                             3,830
                                                                                                        ----------
              REINSURANCE (0.2%)
        500   Alterra USA Holdings Ltd. (d)                           7.20           4/14/2017                 520
                                                                                                        ----------
              Total Financials                                                                              16,855
                                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              INDUSTRIALS (0.2%)
              -----------------
              AEROSPACE & DEFENSE (0.2%)
$       750   Constellis Holdings, LLC & Constellis Finance
                Corp. (d)                                             9.75%          5/15/2020          $      682
                                                                                                        ----------

              UTILITIES (0.8%)
              ---------------
              ELECTRIC UTILITIES (0.4%)
        983   NextEra Energy Capital Holdings, Inc.                   6.65           6/15/2067                 760
      1,000   PPL Capital Funding, Inc.                               6.70           3/30/2067                 774
                                                                                                        ----------
                                                                                                             1,534
                                                                                                        ----------
              MULTI-UTILITIES (0.4%)
      1,000   Dominion Resources, Inc.                                7.50 (f)       6/30/2066                 843
        975   WEC Energy Group, Inc.                                  6.25           5/15/2067                 809
                                                                                                        ----------
                                                                                                             1,652
                                                                                                        ----------
              Total Utilities                                                                                3,186
                                                                                                        ----------
              Total Corporate Obligations (cost: $26,217)                                                   24,286
                                                                                                        ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (1.0%)

              FINANCIALS (0.3%)
              ----------------
              DIVERSIFIED BANKS (0.0%)
        500   LBI hf (b),(c),(d),(e)                                  7.43                   -(g)               --
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
        250   QBE Capital Funding III Ltd. (d)                        7.25           5/24/2041                 275
                                                                                                        ----------
              REINSURANCE (0.2%)
        804   Swiss Re Capital I, LP (d)                              6.85 (f)               -(g)              807
                                                                                                        ----------
              Total Financials                                                                               1,082
                                                                                                        ----------

              MATERIALS (0.5%)
              ---------------
              COMMODITY CHEMICALS (0.3%)
      1,000   Braskem Finance Ltd.                                    6.45           2/03/2024                 987
                                                                                                        ----------
              GOLD (0.2%)
      1,000   Kinross Gold Corp.                                      5.95           3/15/2024                 948
                                                                                                        ----------
              Total Materials                                                                                1,935
                                                                                                        ----------

              UTILITIES (0.2%)
              ---------------
              ELECTRIC UTILITIES (0.2%)
        650   Electricite De France S.A. (d)                          5.25                   -(g)              629
                                                                                                        ----------
              Total Eurodollar and Yankee Obligations (cost: $4,083)                                         3,646
                                                                                                        ----------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

              FINANCIALS (0.2%)
              ----------------
        854   Structured Asset Mortgage Investments, Inc.
                (cost: $792)                                          0.94 (f)       7/19/2035                 785
                                                                                                        ----------

              COMMERCIAL MORTGAGE SECURITIES (3.4%)

              FINANCIALS (3.4%)
              ----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (3.4%)
        500   Banc of America Commercial Mortgage, Inc.               6.03           5/10/2045                 500
        500   Banc of America Commercial Mortgage, Inc.               6.48           2/10/2051                 508

================================================================================

7  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
$     1,000   Bear Stearns Commercial Mortgage Securities, Inc. (d)   5.66%          9/11/2041          $      996
         41   Bear Stearns Commercial Mortgage Securities, Inc.       4.99           9/11/2042                  41
        445   Citigroup Commercial Mortgage Trust                     6.27           3/15/2049                 445
        500   Commercial Mortgage Trust                               5.38          12/10/2046                 483
      1,000   GE Capital Commercial Mortgage Corp.                    5.62          11/10/2045                 927
      1,000   GE Capital Commercial Mortgage Corp.                    5.61          12/10/2049                 978
        245   GMAC Commercial Mortgage Securities, Inc.               4.97          12/10/2041                 248
        250   GMAC Commercial Mortgage Securities, Inc.               4.98          12/10/2041                 255
          1   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                     5.74          12/15/2044                   1
        500   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                     5.74          12/15/2044                 499
      1,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                     6.15           4/17/2045                 753
      1,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                     5.48           5/15/2045                 999
        900   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                     5.37           5/15/2047                 898
        101   Merrill Lynch Mortgage Trust                            5.68           7/12/2038                 101
        135   Merrill Lynch Mortgage Trust                            5.71           7/12/2038                 135
        670   Merrill Lynch Mortgage Trust                            5.92           5/12/2039                 667
      1,000   Merrill Lynch Mortgage Trust                            6.03           6/12/2050                 979
      1,000   ML-CFC Commercial Mortgage Trust                        5.42           8/12/2048               1,022
        500   ML-CFC Commercial Mortgage Trust                        6.07           8/12/2049                 491
        722   Wachovia Bank Commercial Mortgage Trust                 6.04           5/15/2043                 722
                                                                                                        ----------
                                                                                                            12,648
                                                                                                        ----------
              Total Financials                                                                              12,648
                                                                                                        ----------
              Total Commercial Mortgage Securities (cost: $12,512)                                          12,648
                                                                                                        ----------

              U.S. GOVERNMENT AGENCY ISSUES (3.1%)(h)

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
      1,000   Freddie Mac (+)                                         3.51           4/25/2030               1,069
                                                                                                        ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.8%)
      2,000   Freddie Mac (+)                                         3.00           4/01/2046               2,052
      8,200   Freddie Mac (+) (i)                                     3.50           4/01/2046               8,599
                                                                                                        ----------
                                                                                                            10,651
                                                                                                        ----------
              Total U.S. Government Agency Issues (cost: $11,652)                                           11,720
                                                                                                        ----------
              U.S. TREASURY SECURITIES (7.3%)

              BONDS (5.9%)
      4,300   3.15%, 8/15/2044 (STRIPS Principal)(j)                                                         1,956
     10,500   3.13%, 8/15/2044                                                                              11,520
      2,000   3.00%, 11/15/2044                                                                              2,141
      4,300   3.15%, 5/15/2045 (STRIPS Principal)(j)                                                         1,906
      4,200   3.00%, 5/15/2045                                                                               4,495
                                                                                                        ----------
                                                                                                            22,018
                                                                                                        ----------

              NOTES (1.4%)
      1,970   1.63%, 8/15/2022                                                                               1,985
        390   1.63%, 11/15/2022                                                                                392
      1,000   2.75%, 11/15/2023                                                                              1,080
        800   2.38%, 8/15/2024                                                                                 840

================================================================================

                                                   Portfolio of Investments |  8

================================================================================


PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                                                       VALUE
(000)         SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
$     1,000   2.25%, 11/15/2024                                                                         $    1,040
                                                                                                        ----------
                                                                                                             5,337
                                                                                                        ----------
              Total U.S. Treasury Securities (cost: $25,197)                                                27,355
                                                                                                        ----------
              Total Bonds (cost: $80,453)                                                                   80,440
                                                                                                        ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (11.7%)

              MONEY MARKET FUNDS (11.7%)
 44,231,246   State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (k)
                 (cost: $44,231)                                                                            44,231
                                                                                                        ----------
              TOTAL INVESTMENTS (COST: $362,759)                                                        $  381,695
                                                                                                        ==========

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------
                                                   (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                                 QUOTED PRICES          OTHER          SIGNIFICANT
                                                   IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                                    MARKETS          OBSERVABLE           INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                               ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                   $   179,226        $       --          $     6       $   179,232
  Preferred Stocks                                         --             4,153              125             4,278
  Exchange-Traded Funds                                73,514                --               --            73,514
Bonds:
  Corporate Obligations                                    --            23,466              820            24,286
  Eurodollar and Yankee Obligations                        --             3,646               --             3,646
  Collateralized Mortgage Obligations                      --               785               --               785
  Commercial Mortgage Securities                           --            12,648               --            12,648
  U.S. Government Agency Issues                            --            11,720               --            11,720
  U.S. Treasury Securities                             23,493             3,862               --            27,355
Money Market Instruments:
  Money Market Funds                                   44,231                --               --            44,231
------------------------------------------------------------------------------------------------------------------
Total                                             $   320,464        $   60,280          $   951       $   381,695
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

9  | USAA First Start Growth Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                Common Stocks     Preferred Stocks     Corporate Obligations
----------------------------------------------------------------------------------------------------------------------------
 Balance as of July 31, 2015                                           $    -                 $125                  $    630
 Purchases                                                                620                    -                         -
 Sales                                                                      -                    -                         -
 Transfers into Level 3                                                     -                    -                         -
 Transfers out of Level 3                                                   -                    -                         -
 Net realized gain (loss) on investments                                    -                    -                   (1,014)
 Change in net unrealized appreciation/(depreciation)
    of investments                                                      (614)                    -                     1,204
----------------------------------------------------------------------------------------------------------------------------
 Balance as of April 30, 2016                                          $    6                 $125                  $    820
----------------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through April 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

11  | USAA First Start Growth Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A2, and certain bonds, valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by a discounted prior tender offer and quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

13  | USAA First Start Growth Fund

================================================================================

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $30,971,000 and $12,035,000, respectively, resulting in net unrealized appreciation of $18,936,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $376,964,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.5% of net assets at April 30, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT       Real estate investment trust
STRIPS     Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) At April 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2016, was $131,000, which represented less than 0.1% of the Fund's net assets.
(c) Security was fair valued at April 30, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $951,000, which represented 0.3% of the Fund's net assets.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) At April 30, 2016, the issuer was in default with respect to interest and/or principal payments.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2016.

================================================================================

15  | USAA First Start Growth Fund

================================================================================

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other
      GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(i) At April 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $6,275,000.
(j) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(k) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  16


--------------------------------------------------------------------------------



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SHORT-TERM BOND FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48482-0616                                   (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
April 30, 2016 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (46.9%)

              CONSUMER DISCRETIONARY (3.4%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
$       577   PVH Corp. (a)                                           3.25%            2/13/2020       $       579
                                                                                                       -----------
              AUTOMOBILE MANUFACTURERS (0.6%)
      5,000   Ford Motor Credit Co., LLC                              1.70             5/09/2016             5,000
     10,000   Ford Motor Credit Co., LLC                              1.68             9/08/2017            10,024
      5,000   Ford Motor Credit Co., LLC                              2.38             1/16/2018             5,063
                                                                                                       -----------
                                                                                                            20,087
                                                                                                       -----------
              CABLE & SATELLITE (1.0%)
     18,000   CCO Safari II, LLC (b)                                  3.58             7/23/2020            18,700
      1,825   CSC Holdings, LLC (a)                                   2.19             4/17/2018             1,824
     15,000   NBCUniversal Enterprise (b)                             1.31 (c)         4/15/2018            15,023
                                                                                                       -----------
                                                                                                            35,547
                                                                                                       -----------
              CASINOS & GAMING (0.3%)
      9,824   Las Vegas Sands Corp. (a)                               3.25            12/19/2020             9,844
                                                                                                       -----------
              CATALOG RETAIL (0.1%)
      3,000   QVC, Inc.                                               3.13             4/01/2019             3,041
                                                                                                       -----------
              GENERAL MERCHANDISE STORES (0.0%)
      1,379   Dollar Tree, Inc. (a)                                   3.50             7/06/2022             1,388
                                                                                                       -----------
              HOUSEHOLD APPLIANCES (0.2%)
      7,000   Whirlpool Corp.                                         1.35             3/01/2017             7,025
                                                                                                       -----------
              HOUSEWARES & SPECIALTIES (0.2%)
      8,000   Newell Brands, Inc.                                     2.60             3/29/2019             8,191
                                                                                                       -----------
              MOVIES & ENTERTAINMENT (0.1%)
      4,775   Regal Cinemas Corp. (a)                                 3.75             4/01/2022             4,803
                                                                                                       -----------
              RESTAURANTS (0.4%)
     12,225   ARAMARK Services, Inc. (a)                              3.25             9/07/2019            12,263
                                                                                                       -----------
              SPECIALTY STORES (0.5%)
      1,980   PetSmart, Inc. (a)                                      4.25             3/11/2022             1,978
     10,000   Staples, Inc.                                           2.75             1/12/2018            10,133
      4,000   Staples, Inc. (a)                                       4.75             2/02/2022             4,017
                                                                                                       -----------
                                                                                                            16,128
                                                                                                       -----------
              Total Consumer Discretionary                                                                 118,896
                                                                                                       -----------
              CONSUMER STAPLES (3.1%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
      5,000   Cargill, Inc. (b)                                       1.90             3/01/2017             5,037
                                                                                                       -----------
              DRUG RETAIL (1.0%)
     20,000   CVS Health Corp.                                        1.90             7/20/2018            20,286
      7,000   Walgreens Boots Alliance, Inc.                          1.75            11/17/2017             7,037

================================================================================

1  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     8,000   Walgreens Boots Alliance, Inc.                          2.70%           11/18/2019       $     8,279
                                                                                                       -----------
                                                                                                            35,602
                                                                                                       -----------
              HOUSEHOLD PRODUCTS (0.3%)
     10,000   Church & Dwight Co., Inc.                               2.45            12/15/2019            10,109
                                                                                                       -----------
              PACKAGED FOODS & MEAT (1.2%)
      7,000   JM Smucker Co.                                          1.75             3/15/2018             7,048
      5,000   JM Smucker Co.                                          2.50             3/15/2020             5,110
      5,000   Kraft Foods Group, Inc.                                 2.25             6/05/2017             5,052
     15,000   Kraft Heinz Foods Co. (b)                               2.00             7/02/2018            15,159
      5,000   Mead Johnson Nutrition Co.                              3.00            11/15/2020             5,181
      2,605   Tyson Foods, Inc.                                       4.50             6/15/2022             2,887
                                                                                                       -----------
                                                                                                            40,437
                                                                                                       -----------
              SOFT DRINKS (0.0%)
      1,000   Coca-Cola Co.                                           1.80             9/01/2016             1,004
                                                                                                       -----------
              TOBACCO (0.4%)
      5,000   Reynolds American, Inc.                                 2.30             8/21/2017             5,064
     10,000   Reynolds American, Inc.                                 2.30             6/12/2018            10,200
                                                                                                       -----------
                                                                                                            15,264
                                                                                                       -----------
              Total Consumer Staples                                                                       107,453
                                                                                                       -----------
              ENERGY (7.9%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
     15,000   ConocoPhillips Co.                                      1.50             5/15/2018            14,928
                                                                                                       -----------
              OIL & GAS DRILLING (0.5%)
      5,000   Nabors Industries, Inc.                                 2.35             9/15/2016             4,998
      4,000   Noble Holding International Ltd.                        2.50             3/15/2017             3,910
      5,000   Noble Holding International Ltd.                        5.00             3/16/2018             4,906
      5,000   Transocean, Inc.                                        5.80            12/15/2016             5,054
                                                                                                       -----------
                                                                                                            18,868
                                                                                                       -----------
              OIL & GAS EQUIPMENT & SERVICES (0.8%)
     20,000   Schlumberger Holdings Corp. (b)                         1.90            12/21/2017            19,959
      5,000   Weatherford International Ltd.                          6.00             3/15/2018             5,025
      3,215   Weatherford International Ltd.                          5.13             9/15/2020             2,964
                                                                                                       -----------
                                                                                                            27,948
                                                                                                       -----------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
     10,000   Devon Energy Corp.                                      1.17 (c)        12/15/2016             9,861
     15,000   EQT Corp.                                               6.50             4/01/2018            15,612
      3,400   Murphy Oil Corp.                                        2.50            12/01/2017             3,353
      7,000   Southwestern Energy Co.                                 3.30             1/23/2018             6,650
      6,950   Southwestern Energy Co., 5.30%, 7/23/2016 (d)           4.05             1/23/2020             6,290
                                                                                                       -----------
                                                                                                            41,766
                                                                                                       -----------
              OIL & GAS REFINING & MARKETING (0.2%)
      5,000   Phillips 66                                             2.95             5/01/2017             5,095
                                                                                                       -----------
              OIL & GAS STORAGE & TRANSPORTATION (4.8%)
        545   Alliance Pipeline, LP (b)                               7.00            12/31/2019               588
      5,000   Boardwalk Pipelines, LLC                                5.50             2/01/2017             5,062
      5,040   Boardwalk Pipelines, LLC                                5.75             9/15/2019             5,228
      5,000   Columbia Pipeline Group, Inc. (b)                       2.45             6/01/2018             4,996
     10,000   Columbia Pipeline Group, Inc. (b)                       3.30             6/01/2020            10,137
      7,150   Copano Energy, LLC                                      7.13             4/01/2021             7,417
      5,000   DCP Midstream, LLC (b)                                  5.35             3/15/2020             4,762
      5,000   DCP Midstream, LLC (b)                                  4.75             9/30/2021             4,575
      2,000   Enbridge Energy Partners, LP                            9.88             3/01/2019             2,265
     11,400   Enbridge Energy Partners, LP                            8.05            10/01/2077             8,094
      5,000   Energy Transfer Partners, LP                            2.50             6/15/2018             4,897
      1,000   Energy Transfer Partners, LP                            9.70             3/15/2019             1,132

================================================================================

                                                  Portfolio of Investments  |  2

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     5,000   Energy Transfer Partners, LP                            4.15%           10/01/2020       $     4,946
     12,000   Energy Transfer Partners, LP                            3.63 (c)        11/01/2066             7,140
     10,000   Enterprise Products Operating, LLC                      1.65             5/07/2018            10,011
      7,000   Enterprise Products Operating, LLC                      2.55            10/15/2019             7,121
     10,000   Enterprise Products Operating, LLC                      7.03             1/15/2068            10,275
      5,000   Gulfstream Natural Gas System, LLC (b)                  6.95             6/01/2016             5,017
      3,039   Kern River Funding Corp. (b)                            4.89             4/30/2018             3,149
      5,000   Kinder Morgan, Inc.                                     2.00            12/01/2017             4,958
      4,000   NGPL PipeCo, LLC (b)                                    7.12            12/15/2017             4,150
     16,968   NuStar Logistics, LP                                    8.15             4/15/2018            17,562
      5,000   ONEOK Partners, LP                                      3.80             3/15/2020             5,034
     10,000   Plains All American Pipeline, LP                        2.60            12/15/2019             9,601
     12,000   Sabine Pass LNG, LP                                     7.50            11/30/2016            12,285
      5,000   Spectra Energy Partners, LP                             2.95             6/15/2016             5,005
                                                                                                       -----------
                                                                                                           165,407
                                                                                                       -----------
              Total Energy                                                                                 274,012
                                                                                                       -----------
              FINANCIALS (16.0%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     10,000   FS Investment Corp.                                     4.00             7/15/2019            10,017
      5,000   State Street Corp.                                      1.35             5/15/2018             5,012
                                                                                                       -----------
                                                                                                            15,029
                                                                                                       -----------
              CONSUMER FINANCE (0.6%)
      5,000   Capital One, N.A.                                       1.50             9/05/2017             4,989
      5,000   Discover Bank                                           3.10             6/04/2020             5,099
     10,000   Synchrony Financial                                     2.60             1/15/2019            10,079
                                                                                                       -----------
                                                                                                            20,167
                                                                                                       -----------
              DIVERSIFIED BANKS (1.4%)
     10,000   Bank of America Corp.                                   5.00             5/13/2021            11,125
      7,000   Bank of America, N.A.                                   6.10             6/15/2017             7,348
     10,000   Citigroup, Inc.                                         1.55             8/14/2017            10,012
      5,000   Citigroup, Inc.                                         1.85            11/24/2017             5,020
     10,000   Comerica Bank                                           2.50             6/02/2020            10,057
      5,000   JPMorgan Chase & Co.                                    1.35             2/15/2017             5,016
                                                                                                       -----------
                                                                                                            48,578
                                                                                                       -----------
              LIFE & HEALTH INSURANCE (2.2%)
      5,000   MetLife Global Funding I (b)                            3.65             6/14/2018             5,222
     10,000   New York Life Global Funding (b)                        1.30            10/30/2017            10,035
     20,000   New York Life Global Funding (b)                        1.30             4/27/2018            20,062
     17,550   Protective Life Corp.                                   6.40             1/15/2018            18,742
      5,000   Reliance Standard Life Global Funding II (b)            2.15            10/15/2018             5,018
     16,400   TIAA Asset Management Finance, LLC (b)                  2.95            11/01/2019            16,742
                                                                                                       -----------
                                                                                                            75,821
                                                                                                       -----------
              MULTI-LINE INSURANCE (0.3%)
      2,545   Glen Meadow Pass-Through Trust (b)                      6.51             2/12/2067             1,871
      9,000   MassMutual Global Funding, LLC (b)                      2.10             8/02/2018             9,128
                                                                                                       -----------
                                                                                                            10,999
                                                                                                       -----------
              MULTI-SECTOR HOLDINGS (0.2%)
      5,000   Berkshire Hathaway, Inc.                                2.20             3/15/2021             5,138
                                                                                                       -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
      4,116   AWAS Finance Luxembourg 2012 S.A. (a)                   3.50             7/16/2018             4,124
      7,000   Countrywide Financial Corp.                             6.25             5/15/2016             7,011
      2,554   International Lease Finance Corp.                       3.88             4/15/2018             2,599
      3,017   Receipts on Corporate Securities Trust                  6.50             8/01/2017             3,112
                                                                                                       -----------
                                                                                                            16,846
                                                                                                       -----------
              PROPERTY & CASUALTY INSURANCE (2.3%)
     12,000   Allstate Corp.                                          6.13             5/15/2067            11,610

================================================================================

3  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    22,016   Chubb Corp.                                             6.38%            3/29/2067       $    18,989
     12,420   Oil Insurance Ltd. (b)                                  3.61 (c)                 -(e)         11,302
     15,080   Progressive Corp.                                       6.70             6/15/2067            14,271
     21,596   Sirius International Group (b)                          6.38             3/20/2017            22,233
                                                                                                       -----------
                                                                                                            78,405
                                                                                                       -----------
              REGIONAL BANKS (4.9%)
      8,000   Allfirst Preferred Capital Trust                        2.13 (c)         7/15/2029             6,570
     13,000   Associated Banc-Corp.                                   2.75            11/15/2019            13,112
      8,000   BB&T Corp.                                              1.49 (c)         6/15/2018             8,005
     13,550   Compass Bank                                            1.85             9/29/2017            13,487
      4,000   Compass Bank                                            6.40            10/01/2017             4,195
      5,000   Compass Bank                                            2.75             9/29/2019             5,020
      5,000   Cullen/Frost Bankers, Inc.                              1.15 (c)         2/15/2017             4,975
      3,000   Fifth Third Bancorp                                     1.04 (c)        12/20/2016             2,992
      3,806   Fifth Third Bancorp                                     4.50             6/01/2018             4,016
      5,000   First Niagara Financial Group, Inc.                     6.75             3/19/2020             5,644
     15,000   First Republic Bank                                     2.38             6/17/2019            15,027
      8,500   Fulton Financial Corp.                                  5.75             5/01/2017             8,763
     10,000   Huntington National Bank                                1.35             8/02/2016            10,005
      5,000   Huntington National Bank                                1.38             4/24/2017             5,008
      5,000   Manufacturers & Traders Trust Co.                       1.25             1/30/2017             5,005
     10,000   MUFG Americas Holdings Corp.                            2.25             2/10/2020            10,018
      5,000   MUFG Union Bank, N.A.                                   2.13             6/16/2017             5,023
      5,000   MUFG Union Bank, N.A.                                   2.63             9/26/2018             5,090
      9,500   People's United Financial, Inc.                         3.65            12/06/2022             9,555
      3,112   Regions Bank of Birmingham                              7.50             5/15/2018             3,422
     10,000   Regions Bank of Birmingham                              2.25             9/14/2018            10,051
     10,000   Santander Holdings USA, Inc.                            2.65             4/17/2020             9,974
      5,000   SunTrust Banks, Inc.                                    2.90             3/03/2021             5,092
                                                                                                       -----------
                                                                                                           170,049
                                                                                                       -----------
              REINSURANCE (0.0%)
      1,250   Alterra USA Holdings Ltd. (b)                           7.20             4/14/2017             1,300
                                                                                                       -----------
              REITs - DIVERSIFIED (0.2%)
      8,333   ARC Properties Operating Partnership, LP (a)            2.57             6/30/2018             8,125
                                                                                                       -----------
              REITs - HEALTH CARE (0.3%)
      2,505   Health Care REIT, Inc.                                  4.13             4/01/2019             2,635
      2,950   Nationwide Health Properties, Inc.                      6.90            10/01/2037             3,825
      3,000   Ventas Realty, LP                                       4.00             4/30/2019             3,151
                                                                                                       -----------
                                                                                                             9,611
                                                                                                       -----------
              REITs - HOTEL & RESORT (0.2%)
      8,080   Hospitality Properties Trust                            5.63             3/15/2017             8,322
                                                                                                       -----------
              REITs - INDUSTRIAL (0.2%)
      7,300   First Industrial, LP                                    5.95             5/15/2017             7,599
                                                                                                       -----------
              REITs - OFFICE (0.6%)
      9,000   Boston Properties, LP (f)                               3.70            11/15/2018             9,437
      3,700   Equity Commonwealth                                     6.25             6/15/2017             3,786
      7,000   Mack-Cali Realty, LP                                    2.50            12/15/2017             7,024
                                                                                                       -----------
                                                                                                            20,247
                                                                                                       -----------
              REITs - RESIDENTIAL (0.6%)
     11,664   AvalonBay Communities, Inc.                             5.70             3/15/2017            12,094
      8,425   Essex Portfolio, LP                                     5.50             3/15/2017             8,711
                                                                                                       -----------
                                                                                                            20,805
                                                                                                       -----------
              REITs - RETAIL (0.3%)
     11,355   Realty Income Corp.                                     2.00             1/31/2018            11,423
                                                                                                       -----------
              REITs - SPECIALIZED (0.4%)
     10,000   American Tower Corp.                                    3.40             2/15/2019            10,322

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     3,970   Communications Sales & Leasing, Inc. (a)                5.00%           10/24/2022       $     3,905
                                                                                                       -----------
                                                                                                            14,227
                                                                                                       -----------
              SPECIALIZED FINANCE (0.2%)
      5,000   McGraw Hill Financial, Inc.                             2.50             8/15/2018             5,096
                                                                                                       -----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
      8,600   Chittenden Corp.                                        1.30 (c)         2/14/2017             8,563
                                                                                                       -----------
              Total Financials                                                                             556,350
                                                                                                       -----------
              HEALTH CARE (2.5%)
              ------------------
              BIOTECHNOLOGY (0.7%)
      5,000   AbbVie, Inc.                                            1.75            11/06/2017             5,028
     10,000   AbbVie, Inc.                                            1.80             5/14/2018            10,075
      8,000   Baxalta, Inc. (b)                                       2.00             6/22/2018             7,983
                                                                                                       -----------
                                                                                                            23,086
                                                                                                       -----------
              HEALTH CARE EQUIPMENT (0.4%)
     10,000   Becton Dickinson and Co.                                1.45             5/15/2017            10,021
      5,000   Medtronic, Inc.                                         2.50             3/15/2020             5,172
                                                                                                       -----------
                                                                                                            15,193
                                                                                                       -----------
              HEALTH CARE SERVICES (0.1%)
      5,000   Express Scripts Holding Co.                             2.65             2/15/2017             5,057
                                                                                                       -----------
              PHARMACEUTICALS (1.3%)
      5,000   Actavis Funding SCS                                     2.35             3/12/2018             5,057
      5,000   Actavis Funding SCS                                     3.00             3/12/2020             5,112
     10,000   Mallinckrodt International Finance S.A.                 3.50             4/15/2018             9,800
      7,000   Mylan N.V. (b)                                          3.00            12/15/2018             7,125
      5,904   Valeant Pharmaceuticals International, Inc. (a)         4.50             2/13/2019             5,746
        843   Valeant Pharmaceuticals International, Inc. (a)         4.75            12/11/2019               824
     11,278   Zoetis, Inc.                                            1.88             2/01/2018            11,271
                                                                                                       -----------
                                                                                                            44,935
                                                                                                       -----------
              Total Health Care                                                                             88,271
                                                                                                       -----------
              INDUSTRIALS (4.5%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
      3,468   TransDigm, Inc. (a)                                     3.75             2/28/2020             3,470
      5,000   United Technologies Corp.                               1.80             6/01/2017             5,046
                                                                                                       -----------
                                                                                                             8,516
                                                                                                       -----------
              AIR FREIGHT & LOGISTICS (0.4%)
     10,000   FedEx Corp.                                             2.30             2/01/2020            10,204
        711   FedEx Corp. Pass-Through Trust (b)                      2.63             1/15/2018               715
      2,368   FedEx Corp. Pass-Through Trust                          6.85             7/15/2020             2,525
                                                                                                       -----------
                                                                                                            13,444
                                                                                                       -----------
              AIRLINES (1.8%)
        462   America West Airlines, Inc. Pass-Through Trust          7.12             7/02/2018               471
      6,052   American Airlines 2014-1 Class B Pass-Through
                Trust                                                 4.38             4/01/2024             6,044
      5,000   American Airlines 2015-2 Class B Pass-Through
                Trust                                                 4.40             3/22/2025             4,981
     14,800   Aviation Capital Group Corp. (b)                        3.88             9/27/2016            14,912
      1,507   Continental Airlines 1998-1 Class A Pass-
                Through Trust                                         6.65             3/15/2019             1,534
     10,828   Continental Airlines, Inc. Pass-Through Trust           5.50             4/29/2022            11,044
        970   United Airlines, Inc. Pass-Through Trust                9.75             7/15/2018             1,017
      4,318   United Airlines, Inc. Pass-Through Trust                5.38             2/15/2023             4,507
      1,493   United Airlines, Inc. Pass-Through Trust                4.63             3/03/2024             1,484
      3,572   US Airways Group, Inc. Pass-Through Trust               8.50            10/22/2018             3,711

================================================================================

5  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     1,018   US Airways Group, Inc. Pass-Through Trust
                (INS)                                                 7.08%            9/20/2022       $     1,082
      6,550   US Airways Group, Inc. Pass-Through Trust               5.38             5/15/2023             6,792
      4,900   US Airways, Inc. (a)                                    3.50             5/23/2019             4,908
                                                                                                       -----------
                                                                                                            62,487
                                                                                                       -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
      9,825   Terex Corp. (a)                                         3.50             8/13/2021             9,678
                                                                                                       -----------
              INDUSTRIAL MACHINERY (0.2%)
      3,000   CNH Industrial Capital, LLC                             3.63             4/15/2018             3,034
      4,583   CNH Industrial Capital, LLC                             3.38             7/15/2019             4,537
                                                                                                       -----------
                                                                                                             7,571
                                                                                                       -----------
              TRADING COMPANIES & DISTRIBUTORS (0.7%)
     11,350   International Lease Finance Corp.                       2.58 (c)         6/15/2016            11,364
     13,000   International Lease Finance Corp. (b)                   7.13             9/01/2018            14,293
                                                                                                       -----------
                                                                                                            25,657
                                                                                                       -----------
              TRUCKING (0.8%)
      5,000   ERAC USA Finance, LLC (b)                               2.75             3/15/2017             5,061
      3,000   ERAC USA Finance, LLC (b)                               6.38            10/15/2017             3,203
      4,970   Penske Truck Leasing Co., LP / PTL Finance
                Corp. (b)                                             3.38             3/15/2018             5,079
     14,000   Penske Truck Leasing Co., LP / PTL Finance
                Corp. (b)                                             2.88             7/17/2018            14,119
                                                                                                       -----------
                                                                                                            27,462
                                                                                                       -----------
              Total Industrials                                                                            154,815
                                                                                                       -----------
              INFORMATION TECHNOLOGY (1.4%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.1%)
      5,000   Harris Corp.                                            2.70             4/27/2020             5,019
                                                                                                       -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
     10,000   Total System Services, Inc.                             2.38             6/01/2018            10,010
      3,000   Xerox Corp.                                             2.95             3/15/2017             3,031
                                                                                                       -----------
                                                                                                            13,041
                                                                                                       -----------
              ELECTRONIC COMPONENTS (0.1%)
      5,000   Amphenol Corp.                                          2.55             1/30/2019             5,059
                                                                                                       -----------
              ELECTRONIC MANUFACTURING SERVICES (0.5%)
     16,892   Molex Electronics Technologies, LLC (b)                 2.88             4/15/2020            16,874
                                                                                                       -----------
              SEMICONDUCTORS (0.1%)
      2,500   QUALCOMM, Inc.                                          2.25             5/20/2020             2,565
                                                                                                       -----------
              TECHNOLOGY DISTRIBUTORS (0.2%)
      5,000   Tech Data Corp.                                         3.75             9/21/2017             5,061
                                                                                                       -----------
              Total Information Technology                                                                  47,619
                                                                                                       -----------
              MATERIALS (1.0%)
              ----------------
              ALUMINUM (0.2%)
      5,046   Alcoa, Inc.                                             6.75             7/15/2018             5,467
                                                                                                       -----------
              CONSTRUCTION MATERIALS (0.3%)
     10,000   Martin Marietta Materials, Inc.                         1.73 (c)         6/30/2017             9,926
                                                                                                       -----------
              DIVERSIFIED METALS & MINING (0.3%)
      3,000   Freeport-McMoRan, Inc.                                  2.30            11/14/2017             2,917
      7,500   Freeport-McMoRan, Inc. (a)                              2.94             5/31/2018             7,261
      2,000   Freeport-McMoRan, Inc.                                  3.10             3/15/2020             1,810
                                                                                                       -----------
                                                                                                            11,988
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments  |  6

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (0.2%)
$     6,000   Albemarle Corp.                                         3.00%           12/01/2019       $     6,047
                                                                                                       -----------
              Total Materials                                                                               33,428
                                                                                                       -----------
              TELECOMMUNICATION SERVICES (1.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
     25,000   AT&T, Inc.                                              2.45             6/30/2020            25,416
      5,000   Centel Capital Corp.                                    9.00            10/15/2019             5,778
      3,600   CenturyLink, Inc.                                       6.45             6/15/2021             3,690
      2,500   Frontier Communications Corp. (b)                       8.88             9/15/2020             2,656
     10,000   Verizon Communications, Inc.                            1.35             6/09/2017            10,028
                                                                                                       -----------
                                                                                                            47,568
                                                                                                       -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     11,250   CC Holdings GS V, LLC / Crown Castle GS III
                Corp.                                                 2.38            12/15/2017            11,389
      4,770   Grain Spectrum Funding, LLC (b)                         4.00            10/10/2018             4,778
                                                                                                       -----------
                                                                                                            16,167
                                                                                                       -----------
              Total Telecommunication Services                                                              63,735
                                                                                                       -----------
              UTILITIES (5.3%)
              ----------------
              ELECTRIC UTILITIES (3.1%)
      1,000   Baltimore Gas and Electric Co.                          5.90            10/01/2016             1,021
      8,000   Duke Energy Corp.                                       2.10             6/15/2018             8,071
      1,000   Duke Energy Indiana, Inc.                               6.05             6/15/2016             1,006
      6,700   Entergy Corp.                                           4.70             1/15/2017             6,810
     10,000   Eversource Energy                                       1.60             1/15/2018            10,017
     15,000   Exelon Corp.                                            1.55             6/09/2017            15,001
      7,000   FirstEnergy Corp.                                       2.75             3/15/2018             7,077
     12,000   IPALCO Enterprises, Inc.                                5.00             5/01/2018            12,645
      7,000   IPALCO Enterprises, Inc.                                3.45             7/15/2020             7,175
     10,000   NextEra Energy Capital Holding, Inc.                    1.59             6/01/2017            10,021
     10,000   NextEra Energy Capital Holding, Inc.                    2.06             9/01/2017            10,077
      7,000   Otter Tail Corp.                                        9.00            12/15/2016             7,260
      1,000   Public Service Co. of Oklahoma                          6.15             8/01/2016             1,011
      1,097   Tri-State Generation & Transmission
                Association Pass-Through Trust (b)                    6.04             1/31/2018             1,129
     10,000   Xcel Energy, Inc.                                       1.20             6/01/2017             9,992
                                                                                                       -----------
                                                                                                           108,313
                                                                                                       -----------
              GAS UTILITIES (0.2%)
      2,000   AGL Capital Corp.                                       6.38             7/15/2016             2,020
      5,000   Black Hills Gas, LLC (b)                                5.90             4/01/2017             5,103
                                                                                                       -----------
                                                                                                             7,123
                                                                                                       -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
      7,975   Exelon Generation Co., LLC                              4.00            10/01/2020             8,382
      9,705   NRG Energy, Inc. (a)                                    2.75             7/02/2018             9,698
      9,000   PPL Energy Supply, LLC                                  6.20             5/15/2016             9,005
     10,000   Southern Power Co.                                      1.50             6/01/2018             9,990
     10,000   Southern Power Co.                                      2.38             6/01/2020            10,094
                                                                                                       -----------
                                                                                                            47,169
                                                                                                       -----------
              MULTI-UTILITIES (0.6%)
     10,000   Black Hills Corp.                                       2.50             1/11/2019            10,164
     10,000   Sempra Energy                                           2.40             3/15/2020            10,085
                                                                                                       -----------
                                                                                                            20,249
                                                                                                       -----------
              Total Utilities                                                                              182,854
                                                                                                       -----------
              Total Corporate Obligations (cost: $1,633,447)                                             1,627,433
                                                                                                       -----------

================================================================================

7  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              EURODOLLAR AND YANKEE OBLIGATIONS (15.5%)

              CONSUMER DISCRETIONARY (1.1%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (1.1%)
$     5,000   Daimler Finance, N.A., LLC (b)                          1.88%            1/11/2018       $     5,035
     10,000   Hyundai Capital America (b)                             1.88             8/09/2016            10,020
      2,000   Hyundai Capital America (b)                             1.45             2/06/2017             1,999
      7,800   Hyundai Capital Services, Inc. (b)                      1.44 (c)         3/18/2017             7,846
     13,235   Nissan Motor Acceptance Corp. (b)                       1.18 (c)         3/03/2017            13,240
                                                                                                       -----------
                                                                                                            38,140
                                                                                                       -----------
              Total Consumer Discretionary                                                                  38,140
                                                                                                       -----------
              CONSUMER STAPLES (1.3%)
              -----------------------
              BREWERS (0.6%)
      5,000   SABMiller Holdings, Inc. (b)                            2.45             1/15/2017             5,045
      9,530   SABMiller Holdings, Inc. (b)                            2.20             8/01/2018             9,676
      5,000   SABMiller Holdings, Inc. (b)                            3.75             1/15/2022             5,346
                                                                                                       -----------
                                                                                                            20,067
                                                                                                       -----------
              DISTILLERS & VINTNERS (0.1%)
      5,000   Pernod Ricard S.A. (b)                                  2.95             1/15/2017             5,054
                                                                                                       -----------
              TOBACCO (0.6%)
      5,000   B.A.T. International Finance plc (b)                    2.13             6/07/2017             5,044
      7,000   Imperial Tobacco Finance plc (b)                        2.05             7/20/2018             7,045
     10,000   Imperial Tobacco Finance plc (b)                        2.95             7/21/2020            10,317
                                                                                                       -----------
                                                                                                            22,406
                                                                                                       -----------
              Total Consumer Staples                                                                        47,527
                                                                                                       -----------
              ENERGY (1.7%)
              -------------
              INTEGRATED OIL & GAS (1.3%)
      8,000   BP Capital Markets plc                                  1.63             8/17/2017             8,021
     12,820   Origin Energy Finance Ltd. (b)                          3.50            10/09/2018            12,401
     10,000   Petrobras Global Finance B.V.                           2.00             5/20/2016             9,998
     15,000   Shell International Finance B.V.                        1.13             8/21/2017            15,012
                                                                                                       -----------
                                                                                                            45,432
                                                                                                       -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
      7,500   Enbridge, Inc.                                          1.08 (c)         6/02/2017             7,279
      6,000   TransCanada PipeLines Ltd.                              1.88             1/12/2018             6,007
                                                                                                       -----------
                                                                                                            13,286
                                                                                                       -----------
              Total Energy                                                                                  58,718
                                                                                                       -----------
              FINANCIALS (7.1%)
              -----------------
              DIVERSIFIED BANKS (4.1%)
      5,000   Abbey National Treasury Services plc                    2.35             9/10/2019             5,041
      5,000   ANZ New Zealand International Ltd. (b)                  2.60             9/23/2019             5,098
      5,000   ANZ New Zealand International Ltd. (b)                  2.85             8/06/2020             5,106
      4,000   Banco Santander Chile (b)                               1.53 (c)         4/11/2017             4,000
     10,000   Bank of Montreal                                        1.40             4/10/2018            10,011
      7,500   Barclays Bank plc (b)                                   2.25             5/10/2017             7,578
      5,000   BPCE S.A.                                               1.63             2/10/2017             5,015
      2,000   Commonwealth Bank of Australia (b)                      2.25             3/16/2017             2,021
      5,000   Cooperatieve Rabobank U.A.                              3.38             1/19/2017             5,081
      5,000   DNB Bank ASA (b)                                        3.20             4/03/2017             5,085
      5,000   Lloyds Bank plc                                         4.20             3/28/2017             5,134
      7,000   National Australia Bank of New York                     2.75             3/09/2017             7,101
     10,010   Royal Bank of Scotland Group plc                        9.50             3/16/2022            10,613
     10,000   Santander Bank, N.A.                                    2.00             1/12/2018             9,964

================================================================================

                                                  Portfolio of Investments  |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    14,350   Santander Bank, N.A.                                    8.75%            5/30/2018       $    16,098
     19,000   Standard Chartered Bank (b)                             6.40             9/26/2017            20,080
      5,000   Standard Chartered plc (b)                              2.25             4/17/2020             4,922
      5,000   Svenska Handelsbanken AB                                2.88             4/04/2017             5,087
      8,000   Toronto-Dominion Bank                                   1.40             4/30/2018             8,007
                                                                                                       -----------
                                                                                                           141,042
                                                                                                       -----------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
     10,000   UBS Group Funding Ltd. (b)                              2.95             9/24/2020            10,100
                                                                                                       -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.5%)
     16,756   Brookfield Asset Management, Inc.                       5.80             4/25/2017            17,387
                                                                                                       -----------
              MULTI-LINE INSURANCE (0.6%)
     21,000   ZFS Finance USA Trust II (b)                            6.45 (c)        12/15/2065            21,212
                                                                                                       -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
      7,000   ING Bank N.V. (b)                                       3.75             3/07/2017             7,149
      6,378   ING Bank N.V.                                           4.13            11/21/2023             6,498
      2,000   ING Capital Funding Trust III                           4.23 (c)                 -(e)          1,950
                                                                                                       -----------
                                                                                                            15,597
                                                                                                       -----------
              PROPERTY & CASUALTY INSURANCE (0.8%)
     12,000   QBE Insurance Group Ltd. (b)                            2.40             5/01/2018            12,081
     17,000   Suncorp-Metway Ltd. (b)                                 1.70             3/28/2017            17,125
                                                                                                       -----------
                                                                                                            29,206
                                                                                                       -----------
              REITs - RETAIL (0.3%)
      5,000   Scentre Group Trust (b)                                 2.38             4/28/2021             4,956
      7,000   WEA Finance, LLC (b)                                    1.75             9/15/2017             6,995
                                                                                                       -----------
                                                                                                            11,951
                                                                                                       -----------
              Total Financials                                                                             246,495
                                                                                                       -----------
              INDUSTRIALS (2.1%)
              ------------------
              AIRLINES (0.9%)
     10,000   Air Canada Pass-Through Trust (b)                       5.00             3/15/2020             9,412
     11,170   British Airways Pass-Through Trust plc (b)              5.63            12/20/2021            11,407
     11,163   Virgin Australia Trust (b)                              5.00             4/23/2025            11,484
                                                                                                       -----------
                                                                                                            32,303
                                                                                                       -----------
              INDUSTRIAL CONGLOMERATES (0.4%)
      5,000   Hutchison Whampoa International Ltd. (b)                3.50             1/13/2017             5,072
      6,600   Hutchison Whampoa International Ltd. (b)                2.00            11/08/2017             6,638
                                                                                                       -----------
                                                                                                            11,710
                                                                                                       -----------
              MARINE (0.3%)
     10,000   A.P. Moeller-Maersk A/S (b)                             2.55             9/22/2019            10,056
                                                                                                       -----------
              RAILROADS (0.3%)
     10,000   Asciano Finance (b)                                     5.00             4/07/2018            10,230
                                                                                                       -----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
      8,000   AerCap Ireland Capital Ltd.                             2.75             5/15/2017             8,020
                                                                                                       -----------
              Total Industrials                                                                             72,319
                                                                                                       -----------
              MATERIALS (1.9%)
              ----------------
              CONSTRUCTION MATERIALS (0.2%)
      5,000   Holcim US Finance Sarl & Cie SCS (b)                    6.00            12/30/2019             5,567
                                                                                                       -----------
              DIVERSIFIED METALS & MINING (1.5%)
      5,000   Anglo American Capital plc (b)                          2.63             9/27/2017             4,975
      3,000   Anglo American Capital plc (b)                          3.63             5/14/2020             2,843
      5,077   Glencore Finance Canada Ltd.                            3.60             1/15/2017             5,097
     10,000   Glencore Finance Canada Ltd. (b)                        2.95            10/25/2017             9,954
     10,445   Glencore Funding, LLC (b)                               1.70             5/27/2016            10,471

================================================================================

9  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    17,000   Rio Tinto Finance (USA) Ltd.                            1.48% (c)        6/17/2016       $    17,006
      1,746   Teck Resources Ltd. (f)                                 3.15             1/15/2017             1,737
                                                                                                       -----------
                                                                                                            52,083
                                                                                                       -----------
              STEEL (0.2%)
      4,000   ArcelorMittal                                           5.50             2/25/2017             4,135
      4,500   ArcelorMittal                                           5.13             6/01/2020             4,455
                                                                                                       -----------
                                                                                                             8,590
                                                                                                       -----------
              Total Materials                                                                               66,240
                                                                                                       -----------
              UTILITIES (0.3%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     10,000   TransAlta Corp.                                         1.90             6/03/2017             9,838
                                                                                                       -----------
              Total Eurodollar and Yankee Obligations (cost: $537,188)                                     539,277
                                                                                                       -----------
              ASSET-BACKED SECURITIES (10.5%)

              FINANCIALS (10.5%)
              ------------------
              ASSET-BACKED FINANCING (10.5%)
      2,067   Access Group, Inc.                                      0.90 (c)         4/25/2029             2,042
        277   ACS Pass-Through Trust (b)                              0.75 (c)         6/14/2037               266
      1,372   American Credit Acceptance Receivables Trust (b)        1.43             8/12/2019             1,370
      6,542   AmeriCredit Automobile Receivables Trust                1.93             8/08/2018             6,552
      2,400   AmeriCredit Automobile Receivables Trust                1.57             1/08/2019             2,399
      6,000   AmeriCredit Automobile Receivables Trust                2.09             2/08/2019             5,996
      6,416   ARL First, LLC (b)                                      2.18 (c)        12/15/2042             6,369
      8,100   Avis Budget Rental Car Funding, LLC (b)                 3.68            11/20/2017             8,107
     12,000   Avis Budget Rental Car Funding, LLC (b)                 2.62             9/20/2019            11,877
     17,000   Babson CLO Ltd. (b)                                     1.86 (c)         5/15/2023            16,959
      5,000   Bank of The West Auto Trust (b)                         1.65             3/16/2020             5,018
     10,000   Bank of The West Auto Trust (b)                         1.66             9/15/2020             9,979
      4,200   California Republic Auto Receivables Trust              2.30            12/16/2019             4,182
      9,425   California Republic Auto Receivables Trust              2.57            11/16/2020             9,359
        434   CenterPoint Energy Transition Bond Co. III, LLC         4.19             2/01/2020               438
      7,280   CIT Education Loan Trust (b)                            0.93 (c)         6/25/2042             6,069
     15,000   CIT Equipment Collateral (b)                            1.50            10/21/2019            14,975
      6,000   CNH Equipment Trust                                     1.27            11/16/2020             5,999
      5,500   CNH Equipment Trust                                     2.14             8/15/2022             5,512
      2,376   College Loan Corp. Trust                                1.12 (c)         1/15/2037             1,982
      5,161   Collegiate Funding Services Education Loan
                Trust                                                 0.95 (c)         3/28/2035             4,628
     13,000   Credit Acceptance Auto Loan Trust (b)                   1.55            10/15/2021            13,004
      4,000   Credit Acceptance Auto Loan Trust (b)                   2.29             4/15/2022             3,976
      5,000   Credit Acceptance Auto Loan Trust (b)                   2.67             9/15/2022             5,010
      5,000   Drive Auto Receivables Trust (b)                        2.28             6/17/2019             5,009
      5,000   Drive Auto Receivables Trust "B" (b)                    2.23             9/16/2019             5,000
      7,500   Dryden Senior Loan Fund (b)                             2.13 (c)         4/15/2027             7,501
      4,335   Element Rail Leasing I, LLC (b)                         2.30             4/19/2044             4,201
      9,968   Enterprise Fleet Financing, LLC (b)                     1.59             2/22/2021             9,972
         57   Exeter Automobile Receivables Trust (b)                 1.29             5/15/2018                57
      3,162   Exeter Automobile Receivables Trust (b)                 3.09             7/16/2018             3,176
        212   Exeter Automobile Receivables Trust (b)                 1.06             8/15/2018               212
      1,000   Exeter Automobile Receivables Trust (b)                 2.42             1/15/2019             1,000
        964   First Investors Auto Owner Trust (b)                    0.86             8/15/2018               963
      8,750   First Investors Auto Owner Trust (b)                    3.04             8/15/2018             8,783
      5,000   First Investors Auto Owner Trust (b)                    2.26             3/15/2019             5,008
      5,000   First Investors Auto Owner Trust (b)                    1.49             6/15/2020             4,983
      2,000   Hertz Fleet Lease Funding, LP (b)                       2.44 (c)        12/10/2027             1,987
      6,667   Hertz Vehicle Financing, LLC (b)                        1.86             8/25/2017             6,658
     10,500   Hertz Vehicle Financing, LLC (b)                        2.96             9/25/2019            10,447
      3,000   Huntington Auto Trust "C"                               2.15             6/15/2021             3,002

================================================================================

                                                 Portfolio of Investments  |  10

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------

$     3,446   Iowa Student Loan Liquidity Corp.                       0.98% (c)        9/25/2037       $     2,932
     15,000   Marine Park CLO Ltd. (b)                                1.90 (c)        10/12/2023            14,950
     10,000   MMAF Equipment Finance, LLC (b)                         1.93             7/16/2021            10,044
      1,562   Nelnet Student Loan Trust                               0.90 (c)         9/22/2037             1,296
        849   Prestige Auto Receivables Trust (b)                     0.97             3/15/2018               849
      5,000   Prestige Auto Receivables Trust (b)                     1.52             4/15/2020             5,000
      6,000   Prestige Auto Receivables Trust "B" (b)                 1.74             5/15/2019             5,982
     10,000   Race Point CLO Ltd. (g),(h)                             2.23 (c)         7/25/2028            10,000
      3,025   Santander Drive Auto Receivables Trust                  1.95             3/15/2019             3,033
      8,000   Santander Drive Auto Receivables Trust                  1.45             5/15/2019             8,001
      4,500   Santander Drive Auto Receivables Trust                  2.73            10/15/2019             4,539
      5,000   SBA Tower Trust (b)                                     2.90            10/15/2044             5,021
      5,577   SLC Student Loan Trust                                  0.93 (c)         7/15/2036             5,398
      8,000   SLC Student Loan Trust                                  1.08 (c)         7/15/2036             6,961
      6,278   SLM Student Loan Trust                                  1.02 (c)         1/27/2025             6,041
      1,062   SLM Student Loan Trust                                  1.19 (c)        10/25/2038               925
      5,000   Suntrust Auto Receivables Trust "B" (b)                 2.20             2/15/2021             5,066
      8,000   Suntrust Auto Receivables Trust "C" (b)                 2.50             4/15/2021             8,148
      5,000   TCF Auto Receivables Owner Trust (b)                    2.55             4/15/2021             5,057
      7,500   TCF Auto Receivables Owner Trust "B" (b)                2.49             4/15/2021             7,430
      5,002   Trinity Rail Leasing, LP (b)                            2.27             1/15/2043             4,705
      8,125   Trip Rail Master Funding, LLC (b)                       2.86             4/15/2044             7,693
      1,260   Westlake Automobile Receivables Trust (b)               2.24             4/15/2020             1,256
      5,150   Westlake Automobile Receivables Trust (b)               2.45             1/15/2021             5,090
                                                                                                       -----------
                                                                                                           365,444
                                                                                                       -----------
              Total Financials                                                                             365,444
                                                                                                       -----------
              Total Asset-Backed Securities (cost: $368,160)                                               365,444
                                                                                                       -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
      3,866   Sequoia Mortgage Trust (b) (cost: $3,924)               3.00 (c)         5/25/2043             3,884
                                                                                                       -----------
              COMMERCIAL MORTGAGE SECURITIES (6.5%)

              FINANCIALS (6.5%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.7%)
        635   Banc of America Commercial Mortgage, Inc.               5.52            11/10/2042               634
        578   Banc of America Commercial Mortgage, Inc.               4.73             7/10/2043               576
      5,000   Banc of America Commercial Mortgage, Inc.               5.36            10/10/2045             5,030
      2,177   Banc of America Commercial Mortgage, Inc.               5.63             7/10/2046             2,178
      2,400   Banc of America Commercial Mortgage, Inc.               5.68             7/10/2046             2,407
     10,000   Banc of America Commercial Mortgage, Inc.               6.48             2/10/2051            10,623
     10,000   Barclays Commercial Mortgage Securities, LLC (b)        2.03             2/15/2028             9,924
      4,500   CGWF Commercial Mortgage Trust (b)                      1.38            11/15/2030             4,500
          5   Chase Commercial Mortgage Securities Corp. (b)          6.56             5/18/2030                 4
      4,409   Citigroup Commercial Mortgage Trust                     1.39             7/10/2047             4,402
     16,796   Citigroup Commercial Mortgage Trust                     6.27             3/15/2049            16,780
      4,300   Commercial Mortgage Trust (b)                           2.03             2/13/2032             4,245
      3,819   Credit Suisse Commercial Mortgage Trust                 5.38             2/15/2040             3,874
      7,174   DB-UBS Mortgage Trust (f)                               3.64             8/10/2044             7,177
        144   DB-UBS Mortgage Trust (b)                               3.74            11/10/2046               145
      8,090   Greenwich Capital Commercial Funding Corp.              6.13             7/10/2038             8,097
      3,550   GS Mortgage Securities Corp. II                         2.54             1/10/2045             3,560
      9,592   GS Mortgage Securities Corp. II                         2.32             5/10/2045             9,687
      5,836   GS Mortgage Securities Trust                            1.21             7/10/2046             5,826
        517   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.12             7/15/2041               519

================================================================================

11  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$       886   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.81%            6/12/2043       $       885
      1,629   J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (b)                                  4.11             7/15/2046             1,700
     11,653   LB Commercial Mortgage Trust                            6.10             7/15/2044            12,096
      4,606   LB-UBS Commercial Mortgage Trust                        5.35            11/15/2038             4,640
      4,000   LB-UBS Commercial Mortgage Trust                        5.41             9/15/2039             4,038
      3,754   LB-UBS Commercial Mortgage Trust                        5.42             2/15/2040             3,816
      6,150   LB-UBS Commercial Mortgage Trust                        5.46             2/15/2040             6,242
      6,309   Morgan Stanley Capital I, Inc.                          5.57            12/15/2044             6,545
      2,498   Morgan Stanley Capital I, Inc.                          5.27            10/12/2052             2,497
      2,914   Morgan Stanley Dean Witter Capital I, Inc. (b)          5.25            12/17/2043             2,911
      7,676   UBS-Barclays Commercial Mortgage Trust                  2.73             8/10/2049             7,856
        838   Wachovia Bank Commercial Mortgage Trust                 5.57            10/15/2048               843
      4,737   Wachovia Bank Commercial Mortgage Trust                 5.31            11/15/2048             4,815
      5,000   Wachovia Bank Commercial Mortgage Trust                 5.89             6/15/2049             5,151
         89   WF-RBS Commercial Mortgage Trust (b),(f)                3.24             3/15/2044                89
                                                                                                       -----------
                                                                                                           164,312
                                                                                                       -----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.8%)
     67,285   Commercial Mortgage Trust, acquired
                8/09/2012-8/27/2012; cost $8,644(i)                   1.90             8/15/2045             5,527
     70,885   Commercial Mortgage Trust, acquired
                11/06/2012; cost $9,502(i)                            2.08            10/15/2045             5,762
     35,440   Fannie Mae (+)                                          4.20            12/25/2017             1,432
     86,963   Fannie Mae (+)                                          2.24            12/25/2019             3,282
     80,182   Fannie Mae (+)                                          0.86             5/25/2022             3,015
     82,356   Fannie Mae (+)                                          0.72             8/25/2022             2,452
     24,916   Freddie Mac (+)                                         1.63             4/25/2017               204
     62,693   Freddie Mac (+)                                         3.27             1/25/2019             3,754
     37,713   Freddie Mac (+)                                         1.90             5/25/2019             1,693
    101,799   Freddie Mac (+)                                         1.82             7/25/2019             4,457
     57,562   Freddie Mac (+)                                         1.48            11/25/2019             2,172
     72,196   Freddie Mac (+)                                         1.30             8/25/2022             4,758
     37,845   GS Mortgage Securities Corp. II, acquired
                5/18/2012; cost $5,782(i)                             2.69             5/10/2045             3,105
     30,662   GS Mortgage Securities Trust, acquired
                11/16/2012; cost $4,730(i)                            2.47            11/10/2045             2,784
     32,900   J.P. Morgan Chase Commercial Mortgage
                Securities Corp., acquired 9/28/2012; cost
                $4,491(i)                                             2.19            10/15/2045             2,587
     36,028   Morgan Stanley-BAML Trust, acquired
                10/05/2012; cost $4,681(b),(i)                        2.22            11/15/2045             2,577
     59,069   UBS Commercial Mortgage Trust, acquired
                5/01/2012; cost $8,942(b),(i)                         2.36             5/10/2045             5,604
     32,892   UBS-Barclays Commercial Mortgage Trust,
                acquired 9/14/2012; cost $4,687(b),(i)                2.24             8/10/2049             2,899
     33,937   WF Commercial Mortgage Trust, acquired
                9/21/2012; cost $4,708(b),(i)                         2.21            10/15/2045             2,816
                                                                                                       -----------
                                                                                                            60,880
                                                                                                       -----------
              Total Financials                                                                             225,192
                                                                                                       -----------
              Total Commercial Mortgage Securities (cost: $218,494)                                        225,192
                                                                                                       -----------
              U.S. GOVERNMENT AGENCY ISSUES (2.2%)(k)

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
      6,894   Fannie Mae (+)                                          1.25             9/25/2027             6,772
                                                                                                       -----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.9%)
      5,525   Fannie Mae (+)                                          2.50             4/01/2027             5,707
     16,198   Fannie Mae (+)                                          2.50             5/01/2027            16,732
     10,173   Fannie Mae (+)                                          2.50             8/01/2027            10,508

================================================================================

                                                 Portfolio of Investments  |  12

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     7,764   Fannie Mae (+)                                          2.50%            8/01/2027       $     8,019
        281   Fannie Mae (+)                                          4.50             5/01/2023               295
        155   Fannie Mae (+)                                          4.50             2/01/2024               164
        129   Fannie Mae (+)                                          5.00            12/01/2021               137
        354   Fannie Mae (+)                                          5.00             6/01/2023               379
        117   Fannie Mae (+)                                          5.00             9/01/2023               120
        495   Fannie Mae (+)                                          5.00             2/01/2024               530
        325   Fannie Mae (+)                                          5.50            12/01/2020               344
        346   Fannie Mae (+)                                          5.50             2/01/2023               371
      1,039   Fannie Mae (+)                                          5.50             6/01/2023             1,141
        255   Fannie Mae (+)                                          5.50             9/01/2023               278
        957   Fannie Mae (+)                                          5.50             6/01/2024             1,044
        479   Fannie Mae (+)                                          6.00            10/01/2022               522
        554   Fannie Mae (+)                                          6.00             1/01/2023               606
        955   Fannie Mae (+)                                          6.00             1/01/2023             1,065
        472   Fannie Mae (+)                                          6.00             7/01/2023               511
      2,545   Freddie Mac (+)                                         1.56            10/25/2018             2,557
      5,950   Freddie Mac (+)                                         1.78            10/25/2020             6,001
      1,231   Freddie Mac (+)                                         2.59 (c)         4/01/2035             1,294
      8,000   Freddie Mac (+)                                         2.72             6/25/2022             8,400
        240   Freddie Mac (+)                                         5.00             5/01/2020               251
        333   Freddie Mac (+)                                         5.00             9/01/2020               350
         35   Freddie Mac (+)                                         5.50            11/01/2018                36
        471   Freddie Mac (+)                                         5.50             4/01/2021               507
                                                                                                       -----------
                                                                                                            67,869
                                                                                                       -----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
      3,000   Private Export Funding Corp. (NBGA)                     1.38             2/15/2017             3,014
                                                                                                       -----------
              Total U.S. Government Agency Issues (cost: $76,080)                                           77,655
                                                                                                       -----------
              U.S. TREASURY SECURITIES (7.3%)

              NOTES (7.3%)
     20,000   0.88%, 1/15/2018                                                                              20,047
     10,000   1.00%, 3/15/2018                                                                              10,045
     25,000   1.25%, 10/31/2018                                                                             25,244
     10,000   1.25%, 1/31/2019                                                                              10,099
     10,000   1.13%, 5/31/2019                                                                              10,057
     10,000   1.25%, 1/31/2020                                                                              10,055
     15,000   1.38%, 2/29/2020                                                                              15,144
     55,000   1.38%, 3/31/2020                                                                              55,506
     45,000   1.38%, 9/30/2020                                                                              45,286
     25,000   1.63%, 11/30/2020                                                                             25,439
      5,000   1.38%, 1/31/2021                                                                               5,024
      5,000   1.13%, 2/28/2021                                                                               4,968
     15,000   1.88%, 11/30/2021                                                                             15,383
                                                                                                       -----------
                                                                                                           252,297
                                                                                                       -----------
              Total U.S. Treasury Securities (cost: $250,013)                                              252,297
                                                                                                       -----------
              MUNICIPAL BONDS (5.1%)

              AIRPORT/PORT (0.1%)
      2,000   Chicago Midway Airport                                  1.80             1/01/2017             2,013
        150   Cleveland Airport System (INS)                          5.24             1/01/2017               154
      2,000   Port of Corpus Christi Auth. of Nueces County           1.24            12/01/2017             2,011
                                                                                                       -----------
                                                                                                             4,178
                                                                                                       -----------
              APPROPRIATED DEBT (0.2%)
      1,500   Jacksonville                                            1.16            10/01/2016             1,505
      2,500   Jacksonville                                            1.41            10/01/2017             2,525

================================================================================

13  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     4,000   Jacksonville                                            1.70%           10/01/2018       $     4,066
                                                                                                       -----------
                                                                                                             8,096
                                                                                                       -----------
              COMMUNITY SERVICE (0.1%)
      1,650   Art Institute of Chicago                                2.48             3/01/2019             1,677
                                                                                                       -----------
              EDUCATION (0.8%)
     10,000   New Jersey EDA                                          2.42             6/15/2018            10,064
     12,500   New Jersey EDA                                          4.45             6/15/2020            12,922
      1,000   Pennsylvania Public School Building Auth.               1.97            12/01/2017             1,018
      2,640   Pennsylvania Public School Building Auth.               2.41            12/01/2018             2,718
                                                                                                       -----------
                                                                                                            26,722
                                                                                                       -----------
              ELECTRIC UTILITIES (1.5%)
     16,530   Appling County Dev. Auth                                2.40             1/01/2038(l)         16,991
      5,000   Beaver County IDA                                       4.75             8/01/2033(l)          5,316
     13,310   Beaver County IDA                                       2.50            12/01/2041(l)         13,434
      2,000   Burke County Dev. Auth.                                 1.38            10/01/2032(l)          2,006
     10,000   Missouri Environmental Improvement and
                Energy Resources Auth.                                2.88             5/01/2038(l)         10,277
      5,000   West Virginia EDA                                       2.25             1/01/2041(l)          5,014
                                                                                                       -----------
                                                                                                            53,038
                                                                                                       -----------
              ELECTRIC/GAS UTILITIES (0.3%)
      6,265   Long Island Power Auth.                                 2.36             9/01/2018             6,342
      3,680   Piedmont Municipal Power Agency                         4.34             1/01/2017             3,742
                                                                                                       -----------
                                                                                                            10,084
                                                                                                       -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      3,000   Bucks County IDA                                        1.38            12/01/2022(l)          3,003
        800   Mississippi Business Finance Corp.                      1.38             3/01/2027(l)            799
      2,000   South Carolina Jobs EDA                                 1.88            11/01/2016             2,014
                                                                                                       -----------
                                                                                                             5,816
                                                                                                       -----------
              GENERAL OBLIGATION (0.5%)
      9,615   City & County of Honolulu                               1.26            11/01/2017             9,708
      3,000   City of West Haven                                      2.70             3/15/2018             3,030
      3,000   San Bernardino CCD                                      2.14             8/01/2018             3,070
      2,000   Scranton School District                                4.13             6/15/2034(l)          2,017
                                                                                                       -----------
                                                                                                            17,825
                                                                                                       -----------
              MULTI-UTILITIES (0.2%)
      5,000   New York Energy Research and Dev. Auth.                 2.38             7/01/2026(l)          5,085
                                                                                                       -----------
              MUNICIPAL FINANCE (0.2%)
        856   Kentucky Asset                                          3.17             4/01/2018               873
      5,000   Pennsylvania IDA (b)                                    2.97             7/01/2021             5,001
                                                                                                       -----------
                                                                                                             5,874
                                                                                                       -----------
              SALES TAX (0.0%)
      1,500   Arizona School Facilities Board                         1.47             9/01/2017             1,508
                                                                                                       -----------
              SEMICONDUCTORS (0.1%)
      1,600   Sandoval County                                         0.88             6/01/2016             1,601
      1,000   Sandoval County                                         1.95             6/01/2018             1,016
                                                                                                       -----------
                                                                                                             2,617
                                                                                                       -----------

================================================================================

                                                Portfolio of Investments  |  14

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
              SPECIAL ASSESSMENT/TAX/FEE (0.8%)
$     2,870   Channahon                                               4.00%            1/01/2020       $     2,896
     10,000   JobsOhio Beverage System                                1.57             1/01/2017            10,064
      5,000   New Jersey Transportation Trust Fund Auth.              1.76            12/15/2018             4,922
     10,000   New York MTA (ETM)                                      1.47             7/01/2018            10,129
         80   San Francisco City & County Redevelopment
                Agency (ETM)                                          5.62             8/01/2016                81
         40   San Francisco City & County Redevelopment
                 Agency                                               5.62             8/01/2016                40
                                                                                                       -----------
                                                                                                            28,132
                                                                                                       -----------
              WATER/SEWER UTILITY (0.1%)
        665   Chicago Wastewater Transmission                         2.59             1/01/2018               673
        535   Chicago Wastewater Transmission                         3.38             1/01/2019               544
        500   Chicago Wastewater Transmission                         3.73             1/01/2020               512
      2,520   Chicago Wastewater Transmission                         4.31             1/01/2021             2,649
                                                                                                       -----------
                                                                                                             4,378
                                                                                                       -----------
              Total Municipal Bonds (cost: $172,028)                                                       175,030
                                                                                                       -----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (0.1%)

              PREFERRED STOCKS (0.1%)

              FINANCIALS (0.1%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
    200,000   Citigroup Capital XIII, 7.88%                                                                  5,240
                                                                                                       -----------
              Total Equity Securities (cost: $5,470)                                                         5,240
                                                                                                       -----------

PRINCIPAL
AMOUNT                                                              COUPON
(000)                                                                 RATE              MATURITY
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (5.4%)

              COMMERCIAL PAPER (5.1%)

              ENERGY (0.7%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
$    10,000   Canadian Natural Resources Ltd. (b),(m)                 1.00%            5/03/2016             9,999
      6,964   Canadian Natural Resources Ltd. (b),(m)                 1.35             5/18/2016             6,960
                                                                                                       -----------
                                                                                                            16,959
                                                                                                       -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      8,556   Spectra Energy Partners, LP (b),(m)                     0.90             5/18/2016             8,553
                                                                                                       -----------
              Total Energy                                                                                  25,512
                                                                                                       -----------
              INDUSTRIALS (1.7%)
              ------------------
              INDUSTRIAL MACHINERY (1.7%)
      9,661   Pentair Finance S.A. (b),(m)                            1.25             5/02/2016             9,661

================================================================================

15  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    13,062   Pentair Finance S.A. (b),(m)                            1.45%            5/16/2016        $   13,055
      5,000   Pentair Finance S.A. (b),(m)                            1.45             5/18/2016             4,997
     31,000   Xylem, Inc. (b),(m)                                     0.70             5/03/2016            30,999
                                                                                                       -----------
                                                                                                            58,712
                                                                                                       -----------
              Total Industrials                                                                             58,712
                                                                                                       -----------
              MATERIALS (1.6%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
      5,827   Cabot Corp. (b),(m)                                     0.79             5/02/2016             5,827
                                                                                                       -----------
              DIVERSIFIED CHEMICALS (0.6%)
     20,000   E. I. du Pont de Nemours & Co. (b),(m)                  0.78             5/10/2016            19,996
                                                                                                       -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
      1,003   Agrium, Inc. (m)                                        0.72             5/18/2016             1,003
                                                                                                       -----------
              SPECIALTY CHEMICALS (0.8%)
      4,941   Albemarle Corp.     (b),(m)                             1.15             5/03/2016             4,941
      3,959   Albemarle Corp.     (b),(m)                             1.15             5/05/2016             3,958
      8,193   Albemarle Corp.     (b),(m)                             1.15             5/06/2016             8,192
     11,279   Albemarle Corp.     (b),(m)                             1.25             5/18/2016            11,273
                                                                                                       -----------
                                                                                                            28,364
                                                                                                       -----------
              Total Materials                                                                               55,190
                                                                                                       -----------
              UTILITIES (1.1%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
     26,227   Duke Energy Corp. (b),(m)                               0.79             5/18/2016            26,218
                                                                                                       -----------
              MULTI-UTILITIES (0.3%)
     11,386   Sempra Global (b),(m)                                   0.85             5/04/2016            11,385
                                                                                                       -----------
              Total Utilities                                                                               37,603
                                                                                                       -----------
              Total Commercial Paper                                                                       177,017
                                                                                                       -----------
              VARIABLE-RATE DEMAND NOTES (0.2%)

              INDUSTRIALS (0.1%)
              ------------------
              AIRPORT SERVICES (0.1%)
      2,355   Metropolitan Nashville Airport Auth.
                (LOC - Regions Bank)                                  2.12             4/01/2030             2,355
                                                                                                       -----------
              MATERIALS (0.1%)
              ----------------
              STEEL (0.1%)
      5,000   Illinois Finance Auth. (LOC - UniCredit Bank A.G.)      2.25             2/01/2037             5,000
                                                                                                       -----------
              Total Variable-Rate Demand Notes                                                               7,355
                                                                                                       -----------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.1%)
  1,512,550   State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (j)                       1,513
                                                                                                       -----------
              Total Money Market Instruments (cost: $185,880)                                              185,885
                                                                                                       -----------

              TOTAL INVESTMENTS (COST: $3,450,684)                                                     $ 3,457,337
                                                                                                       ===========

================================================================================

                                                 Portfolio of Investments  |  16

================================================================================

                                                                    VALUATION HIERARCHY
                                                                    -------------------
($ IN 000s)

                                                     (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                                   QUOTED PRICES          OTHER            SIGNIFICANT
                                                     IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                                      MARKETS          OBSERVABLE            INPUTS
                                                   FOR IDENTICAL         INPUTS
ASSETS                                                 ASSETS                                                        TOTAL
--------------------------------------------------------------------------------------------------------------------------
  Corporate Obligations                            $          --       $ 1,627,433        $         --        $  1,627,433
  Eurodollar and Yankee Obligations                           --           539,277                  --             539,277
  Asset-Backed Securities                                     --           365,444                  --             365,444
  Collateralized Mortgage Obligations                         --             3,884                  --               3,884
  Commercial Mortgage Securities                              --           225,192                  --             225,192
  U.S. Government Agency Issues                               --            77,655                  --              77,655
  U.S. Treasury Securities                               252,297                --                  --             252,297
  Municipal Bonds                                             --           175,030                  --             175,030
Equity Securities:
  Preferred Stocks                                            --             5,240                  --               5,240
Money Market Instruments:
  Commercial Paper                                            --           177,017                  --             177,017
  Variable-Rate Demand Notes                                  --             7,355                  --               7,355
  Money Market Funds                                       1,513               --                   --               1,513
--------------------------------------------------------------------------------------------------------------------------
Total                                             $      253,810       $ 3,203,527        $         --        $  3,457,337
--------------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                   ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                                                                       $ 14,981

Purchases                                                                                                                -

Sales                                                                                                                    -

Transfers into Level 3                                                                                                   -

Transfers out of Level 3                                                                                           (14,981)

Net realized gain (loss) on investments                                                                                  -

Change in net unrealized appreciation/(depreciation) of investments                                                      -
--------------------------------------------------------------------------------------------------------------------------
Balance as of April 30, 2016                                                                                      $      -
--------------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through April 30, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                                    TRANSFERS INTO (OUT OF)         TRANSFERS INTO (OUT OF)        TRANSFERS INTO (OUT OF)
ASSETS ($ IN 000s)                                 LEVEL 1                         LEVEL 2                        LEVEL 3
--------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities             $                    -          $               14,981         $              (14,981)
                                    -------------------------------------------------------------------------------------
Total                               $                    -          $               14,981         $              (14,981)
                                    -------------------------------------------------------------------------------------

Transferred from Level 3 to Level 2 as a result of the securities being priced during the period by the Fund's pricing service.

================================================================================

17  |  USAA Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

18  |  USAA Short-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

19  |  USAA Short-Term Bond Fund

================================================================================

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A3. Additionally, certain bonds, are valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                        Notes to Portfolio of Investments  |  20

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at April 30, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $32,496,000 and $25,843,000, respectively, resulting in net unrealized appreciation of $6,653,000.

================================================================================

21  |  USAA Short-Term Bond Fund

================================================================================

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,469,618,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.1% of net assets at April 30, 2016.

G. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The

================================================================================

                                        Notes to Portfolio of Investments  |  22

================================================================================

purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD           Community College District
CLO           Collateralized Loan Obligation
EDA           Economic Development Authority
ETM           Escrowed to final maturity
IDA           Industrial Development Authority/Agency
MTA           Metropolitan Transportation Authority
REIT          Real estate investment trust

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States.

================================================================================

23  |  USAA Short-Term Bond Fund

================================================================================

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at April
      30, 2016.
(d) Stepped-coupon security that increases its coupon at the specified date and rate shown in the security's description.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) At April 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(g) Security was fair valued at April 30, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $10,000,000, which represented 0.3% of the Fund's net assets.
(h) At April 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $10,000,000, of which all were when-issued securities.
(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2016, was $33,661,000, which represented 1.0% of the Fund's net assets.
(j) Rate represents the money market fund annualized seven-day yield at April 30, 2016.

================================================================================

                                        Notes to Portfolio of Investments  |  24

================================================================================

(k) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other
      GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(l) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

25  |  USAA Short-Term Bond Fund


--------------------------------------------------------------------------------


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA MONEY MARKET FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48485-0616                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
April 30, 2016 (unaudited)

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (11.2%)

               DIVERSIFIED BANKS (7.5%)
$    25,000    Canadian Imperial Bank of Commerce                       0.77%          6/17/2016       $    25,000
     25,000    Canadian Imperial Bank of Commerce                       0.56           6/30/2016            25,000
     25,000    Canadian Imperial Bank of Commerce                       0.50           7/21/2016            25,000
     25,000    DnB NOR Bank ASA                                         0.70           6/14/2016            25,000
     25,000    DnB NOR Bank ASA                                         0.62           6/15/2016            25,000
     24,735    JPMorgan Chase & Co.                                     3.15           7/05/2016            24,837
     25,000    Landesbank Hessen Thuringen                              0.63           6/17/2016            25,000
     25,000    Natixis                                                  0.61           6/02/2016            25,000
     25,000    Natixis                                                  0.90           9/29/2016            25,000
     25,000    Norinchukin Bank                                         0.59           6/30/2016            25,000
     25,000    Skandinaviska Enskilda Banken AB                         0.62           5/09/2016            25,000
     25,000    Skandinaviska Enskilda Banken AB                         0.61           6/20/2016            25,000
     25,000    Standard Chartered Bank                                  0.73           7/29/2016            25,000
     25,000    Svenska Handelsbanken                                    0.55           6/09/2016            25,000
     25,000    Swedbank AB                                              0.49           5/09/2016            25,000
     25,000    Swedbank AB                                              0.59           6/16/2016            25,000
     25,000    Swedbank AB                                              0.68           8/09/2016            25,000
                                                                                                       -----------
                                                                                                           424,837
                                                                                                       -----------
               DIVERSIFIED CAPITAL MARKETS (0.9%)
     25,000    Credit Suisse AG                                         0.58           5/04/2016            25,000
     25,000    Credit Suisse AG                                         0.86           7/06/2016            25,000
                                                                                                       -----------
                                                                                                            50,000
                                                                                                       -----------
               GENERAL OBLIGATION (0.7%)
     26,670    Frontier CSD                                             1.50           6/28/2016            26,705
     13,000    Yorkshire-Pioneer CSD                                    1.50           6/29/2016            13,018
                                                                                                       -----------
                                                                                                            39,723
                                                                                                       -----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
     25,000    Toronto-Dominion Bank                                    0.52           5/05/2016            25,000
     25,000    Toronto-Dominion Bank                                    0.93           1/17/2017            25,000
                                                                                                       -----------
                                                                                                            50,000
                                                                                                       -----------
               REGIONAL BANKS (1.2%)
     17,070    Fifth Third Bank                                         1.15          11/18/2016            17,087
      5,405    MUFG Union Bank, N.A.                                    3.00           6/06/2016             5,416
     25,000    MUFG Union Bank, N.A.                                    0.55           6/13/2016            25,000
     20,500    PNC Funding Corp.                                        5.63           2/01/2017            21,084
                                                                                                       -----------
                                                                                                            68,587
                                                                                                       -----------
               Total Fixed-Rate Instruments (cost: $633,147)                                               633,147
                                                                                                       -----------

================================================================================

1  |  USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               COMMERCIAL PAPER (37.8%)

               AIRPORT/PORT (0.9%)
$    27,300    Philadelphia (LOC - Wells Fargo & Co.)                   0.60%          5/24/2016       $    27,300
     25,000    Philadelphia (LOC - Wells Fargo & Co.)                   0.68           6/22/2016            25,000
                                                                                                       -----------
                                                                                                            52,300
                                                                                                       -----------
               ASSET-BACKED FINANCING (15.2%)
     75,000    Barton Capital, LLC (a),(b)                              0.34           5/02/2016            74,999
     25,000    Cedar Springs Capital Co. (a)                            0.67           5/10/2016            24,996
     44,183    Cedar Springs Capital Co. (a)                            0.53           5/19/2016            44,171
     11,024    Cedar Springs Capital Co. (a)                            0.63           5/24/2016            11,020
     25,000    Crown Point Capital Co. (a)                              0.64           5/09/2016            24,996
     25,000    Crown Point Capital Co. (a)                              0.46           5/16/2016            24,995
     22,270    Fairway Finance Corp. (a),(b)                            0.30           5/02/2016            22,270
     70,000    Gotham Funding Corp. (a),(b)                             0.45           5/02/2016            69,999
     63,500    Hannover Funding Co., LLC (a),(b)                        0.40           5/02/2016            63,499
     50,000    Liberty Street Funding, LLC (a),(b)                      0.55           5/16/2016            49,989
     10,000    LMA Americas, LLC (a),(b)                                0.45           5/09/2016             9,999
     12,500    LMA Americas, LLC (a),(b)                                0.50           5/23/2016            12,496
     30,000    LMA Americas, LLC (a),(b)                                0.52           6/10/2016            29,983
     35,267    Manhattan Asset Funding Co. (a)                          0.50           5/27/2016            35,254
      8,000    Manhattan Asset Funding Co. (a)                          0.50           6/01/2016             7,997
     17,400    Nieuw Amsterdam Receivable Corp. (a),(b)                 0.42           6/20/2016            17,390
     33,650    Old Line Funding, LLC (a),(b)                            0.73           5/04/2016            33,648
     15,000    Ridgefield Funding Co., LLC (a)                          0.45           5/06/2016            14,999
     30,000    Ridgefield Funding Co., LLC (a)                          0.61           5/18/2016            29,991
     30,000    Ridgefield Funding Co., LLC (a)                          0.62           6/24/2016            29,972
     30,000    Sheffield Receivables (a),(b)                            0.70           5/31/2016            29,983
     30,000    Sheffield Receivables (a),(b)                            0.75           6/10/2016            29,975
     50,000    Victory Receivables (a),(b)                              0.46           5/02/2016            49,999
     30,000    Victory Receivables (a),(b)                              0.50           6/07/2016            29,985
     27,500    Working Capital Management Co. (a),(b)                   0.52           5/05/2016            27,498
     23,300    Working Capital Management Co. (a),(b)                   0.44           5/11/2016            23,297
     30,000    Working Capital Management Co. (a),(b)                   0.44           6/06/2016            29,987
                                                                                                       -----------
                                                                                                           853,387
                                                                                                       -----------
               AUTOMOBILE MANUFACTURERS (0.4%)
     25,000    Hyundai Capital America (a),(b)                          0.60           5/06/2016            24,998
                                                                                                       -----------
               CONSUMER FINANCE (0.2%)
     10,000    American Honda Finance                                   0.42           5/23/2016             9,998
                                                                                                       -----------
               DIVERSIFIED CHEMICALS (0.4%)
     24,000    LyondellBasell Investment, LLC (a),(b)                   0.65           6/07/2016            23,984
                                                                                                       -----------
               EDUCATION (6.5%)
     36,870    Emory Univ.                                              0.50           5/05/2016            36,870
     15,130    Emory Univ.                                              0.55           5/16/2016            15,130
     34,500    Emory Univ.                                              0.55           6/09/2016            34,500
     26,000    Emory Univ.                                              0.52           6/20/2016            26,000
     25,000    Univ. of California                                      0.50           5/04/2016            24,999
     35,000    Univ. of California                                      0.44           5/11/2016            34,995
      9,000    Univ. of California                                      0.51           5/12/2016             8,999
     44,200    Univ. of California                                      0.43           5/17/2016            44,192
     24,000    Univ. of California                                      0.40           5/18/2016            23,995
     18,470    Univ. of California                                      0.42           6/09/2016            18,462
     25,000    Univ. of Texas System                                    0.43           5/16/2016            25,000
     37,000    Yale Univ.                                               0.42           5/09/2016            36,996

================================================================================

                                                  Portfolio of Investments  |  2

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     6,045    Yale Univ.                                               0.40%          5/17/2016       $     6,044
     31,650    Yale Univ.                                               0.39           5/18/2016            31,644
                                                                                                       -----------
                                                                                                           367,826
                                                                                                       -----------
               EDUCATION SERVICES (0.3%)
     15,000    Baylor Univ.                                             0.45           5/16/2016            14,997
                                                                                                       -----------
               ELECTRIC UTILITIES (0.3%)
     16,500    Pacific Gas & Electric Co. (a),(b)                       0.60           5/05/2016            16,499
                                                                                                       -----------
               ELECTRIC/GAS UTILITIES (5.0%)
      5,000    Long Island Power Auth. (LOC - Royal Bank of Canada)     0.44           5/04/2016             5,000
     30,000    Long Island Power Auth. (LOC - Royal Bank of Canada)     0.44           5/10/2016            30,000
     50,000    Long Island Power Auth. (LOC - Royal Bank of Canada)     0.40           5/17/2016            50,000
     25,000    Long Island Power Auth. (LOC - Royal Bank of Canada)     0.44           5/18/2016            25,000
     30,000    San Antonio                                              0.10           6/01/2016            29,987
     20,000    South Carolina Public Service Auth.                      0.51           5/16/2016            20,000
     37,832    South Carolina Public Service Auth.                      0.46           5/19/2016            37,832
     43,428    South Carolina Public Service Auth.                      0.58           5/31/2016            43,428
     42,107    South Carolina Public Service Auth.                      0.55           6/20/2016            42,107
                                                                                                       -----------
                                                                                                           283,354
                                                                                                       -----------

               HEALTH CARE FACILITIES (0.3%)
     16,190    Ascension Health Care                                    0.44           5/04/2016            16,189
                                                                                                       -----------

               HOSPITAL (5.4%)
     45,000    Catholic Health Initiatives                              0.65           5/02/2016            44,999
     25,000    Catholic Health Initiatives                              0.65           5/31/2016            24,987
     30,000    Inova Health Systems Foundation                          0.50           5/17/2016            29,993
     40,000    Inova Health Systems Foundation                          0.57           6/16/2016            39,971
     30,000    Inova Health Systems Foundation                          0.55           7/14/2016            29,966
     13,662    Kaiser Foundation Hospital                               0.60           5/19/2016            13,658
     25,041    Kaiser Foundation Hospital                               0.58           6/01/2016            25,029
     40,074    Kaiser Foundation Hospital                               0.60           6/16/2016            40,043
     25,061    Kaiser Foundation Hospital                               0.68           6/28/2016            25,034
     15,062    Kaiser Foundation Hospital                               0.67           8/01/2016            15,036
     15,000    Kaiser Foundation Hospital                               0.78          10/04/2016            14,949
                                                                                                       -----------
                                                                                                           303,665
                                                                                                       -----------
               INTEGRATED OIL & GAS (1.2%)
     35,000    Exxon Mobil Corp.                                        0.36           5/03/2016            34,999
      5,000    Exxon Mobil Corp.                                        0.33           5/17/2016             4,999
     30,000    Exxon Mobil Corp.                                        0.33           5/31/2016            29,992
                                                                                                       -----------
                                                                                                            69,990
                                                                                                       -----------
               OIL & GAS REFINING & MARKETING (0.4%)
     20,000    Motiva Enterprises, LLC                                  1.30           5/02/2016            19,999
                                                                                                       -----------
               SALES TAX (0.2%)
     10,000    Dallas Area Rapid Transit                                0.10           6/01/2016             9,995
                                                                                                       -----------
               SOFT DRINKS (1.1%)
     25,000    Coca-Cola Co. (a),(b)                                    0.45           5/13/2016            24,996

================================================================================

3  |  USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    35,000    Coca-Cola Co. (a),(b)                                    0.45%          5/23/2016       $    34,991
                                                                                                       -----------
                                                                                                            59,987
                                                                                                       -----------
               Total Commercial Paper (cost: $2,127,168)                                                 2,127,168
                                                                                                       -----------
               PUT BONDS (0.9%)

               ELECTRIC UTILITIES (0.9%)
     50,000    Mobile IDB (cost: $50,000)                               0.65           6/01/2034            50,000
                                                                                                       -----------
               VARIABLE-RATE DEMAND NOTES (38.8%)

               AEROSPACE & DEFENSE (0.6%)
      9,595    Albertville IDB (LOC - JP Morgan Chase & Co.)            0.54           3/01/2018             9,595
     22,715    GBG, LLC (LOC - Bank of New York Mellon
                 Corp.) (a)                                             0.36           9/01/2027            22,715
                                                                                                       -----------
                                                                                                            32,310
                                                                                                       -----------
               AGRICULTURAL PRODUCTS (1.1%)
     15,000    Indiana Finance Auth.                                    0.47           6/01/2041            15,000
     10,045    Iowa Finance Auth.                                       0.47           6/01/2036            10,045
     35,000    Iowa Finance Auth.                                       0.47           6/01/2039            35,000
      2,730    Washington Economic Dev. Finance Auth.
                 (LOC - BNP Paribas)                                    0.51           9/01/2032             2,730
                                                                                                       -----------
                                                                                                            62,775
                                                                                                       -----------
               AIRPORT SERVICES (0.0%)
      1,600    San Antonio Airport System (LOC - Bank of
                 America Corp.)                                         0.64           4/01/2020             1,600
                                                                                                       -----------
               AIRPORT/PORT (1.7%)
     36,055    Dallas Fort-Worth International Airport (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                         0.58          11/01/2035            36,055
     13,300    Denver City and County (LIQ) (LOC - Deutsche
                 Bank A.G.) (a)                                         0.55          11/15/2032            13,300
     30,000    Metropolitan Washington Airports Auth.
                 (LOC - Sumitomo Mitsui Banking Corp.)                  0.40          10/01/2039            30,000
     15,000    New Jersey EDA (LOC - Banco Santander)                   0.70           7/01/2030            15,000
                                                                                                       -----------
                                                                                                            94,355
                                                                                                       -----------
               ALUMINUM (0.1%)
      7,815    Hancock County (LOC - Wells Fargo & Co.)                 0.58           4/01/2028             7,815
                                                                                                       -----------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
      4,635    St. Charles Parish (LOC - Federal Home Loan
                 Bank of Atlanta)                                       0.47           9/01/2024             4,635
                                                                                                       -----------
               AUTO PARTS & EQUIPMENT (0.2%)
      1,600    Elkhart County (LOC - Fifth Third Bank)                  0.56          12/01/2027             1,600
      4,115    Illinois Finance Auth. (LOC - Federal Home
                 Loan Bank of Chicago)                                  0.58           7/01/2040             4,115
      3,400    Savanna (LOC - Bank of America Corp.)                    0.49           5/01/2019             3,400
      1,150    Tippecanoe County (LOC - Fifth Third Bank)               0.56          11/01/2025             1,150
                                                                                                       -----------
                                                                                                            10,265
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               AUTOMOTIVE RETAIL (0.0%)
$       615    Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                 Financial Services Group)                              0.66%          3/01/2021       $       615
                                                                                                       -----------
               BUILDING PRODUCTS (0.8%)
      2,440    Atchison (LOC - Key Bank, N.A.)                          0.57           1/01/2033             2,440
      3,900    Cornell Iron Works, Inc. (LOC - Bank of America
                 Corp.)                                                 0.63           4/01/2019             3,900
      1,890    Delaware EDA (LOC - Key Bank, N.A.)                      0.57           4/01/2023             1,890
      2,800    Manhattan IDB (LOC - JP Morgan Chase & Co.)              0.43           4/01/2028             2,800
      4,285    Moondance Enterprises, LP (LOC - PNC
                 Financial Services Group)                              0.49          11/01/2020             4,285
        600    Tazewell County IDA (LOC - PNC Financial
                 Services Group)                                        0.54           2/01/2017               600
     28,750    Union County (LOC - SunTrust Bank)                       0.46          10/01/2027            28,750
                                                                                                       -----------
                                                                                                            44,665
                                                                                                       -----------
               COMMERCIAL PRINTING (0.1%)
      1,465    Colorado Housing and Finance Auth.
                 (LOC - Wells Fargo & Co.)                              0.59           5/01/2027             1,465
      1,989    Fairway, LLC (LOC - Federal Home Loan Bank
                 of San Francisco)                                      0.47          12/01/2023             1,989
      2,300    Summit County Port Auth. (LOC - Key Bank, N.A.)          0.57           7/01/2023             2,300
                                                                                                       -----------
                                                                                                             5,754
                                                                                                       -----------
               COMMUNITY SERVICE (0.3%)
     15,700    Wisconsin Public Finance Auth.
                 (LOC - Fifth Third Bank)                               0.37           2/01/2042            15,700
                                                                                                       -----------
               CONSTRUCTION MATERIALS (0.2%)
      1,855    Franklin IDB (LOC - Federal Home Loan Bank of
                 Chicago)                                               0.57           7/01/2032             1,855
     10,000    Yavapai County IDA (LOC - Bank of Nova Scotia)           0.55           9/01/2035            10,000
                                                                                                       -----------
                                                                                                            11,855
                                                                                                       -----------
               DISTRIBUTORS (0.7%)
     15,110    Bhavnani, LLC (LOC - U.S. Bancorp, Inc.)                 0.42           5/01/2038            15,110
     24,900    JobsOhio Beverage System (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                         0.55           1/01/2038            24,900
                                                                                                       -----------
                                                                                                            40,010
                                                                                                       -----------
               DIVERSIFIED CHEMICALS (0.1%)
      6,500    Port of Port Arthur Navigation District                  0.48           4/01/2033             6,500
                                                                                                       -----------
               DIVERSIFIED REAL ESTATE ACTIVITIES (3.0%)
     35,000    Fiore Capital, LLC (LOC - Wells Fargo & Co.)             0.43           8/01/2045            35,000
      7,000    Fiore Capital, LLC (LOC - Wells Fargo & Co.)             0.43           8/01/2045             7,000
     13,955    Kansas City Tax Financing Commission
                 (LOC - Key Bank, N.A.)                                 0.48           6/01/2024            13,955
     58,400    New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)                    0.35           5/01/2042            58,400
     27,710    Paca-Pratt Associates, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)              0.79           1/01/2038            27,710
     13,181    Pinnacle Properties Dev. Group, LLC
                 (LOC - Federal Home Loan Bank of Cincinnati)           0.42           6/15/2041            13,181

================================================================================

5  |  USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$    12,525    Stobro Co., LP (LOC - Federal Home Loan Bank
                 of Pittsburgh)                                         0.50%          1/01/2032       $    12,525
                                                                                                       -----------
                                                                                                           167,771
                                                                                                       -----------
               EDUCATION (1.6%)
      6,595    Colorado Educational and Cultural Facilities
                 Auth. (LOC - Fifth Third Bank)                         0.41           1/01/2029             6,595
     44,000    Michigan State Finance Auth. (LOC - Bank of
                 Montreal)                                              0.41           9/01/2050            44,000
     25,000    Michigan State Finance Auth. (LOC - PNC
                 Financial Services Group)                              0.42           9/01/2050            25,000
      7,670    Missouri Health and Educational Facilities Auth.
                 (LOC - Fifth Third Bank)                               0.37           7/15/2037             7,670
      5,710    Univ. of Illinois (LOC - Northern Trust Corp.)           0.40           4/01/2044             5,710
                                                                                                       -----------
                                                                                                            88,975
                                                                                                       -----------
               EDUCATION SERVICES (1.4%)
      6,426    Cornerstone Funding Corp. I (LOC - Toronto-
                 Dominion Bank)                                         0.94           1/01/2025             6,426
      5,170    Harvest Time Tabernacle, Inc. (LOC - Federal
                 Home Loan Bank of Dallas)                              0.50           8/01/2037             5,170
      3,540    Manhattan Christian College, Inc.
                 (LOC - Federal Home Loan Bank of Topeka)               0.50           5/01/2036             3,540
     47,385    Michigan State Finance Auth. (LOC - JP Morgan
                 Chase & Co.)                                           0.40           9/01/2053            47,385
     12,985    Saddleback Valley Community Church
                 (LOC - Federal Home Loan Bank of San Francisco)        0.45          11/01/2038            12,985
      1,730    Summit Country Day School (LOC - U.S.
                 Bancorp, Inc.)                                         0.80           2/01/2019             1,730
                                                                                                       -----------
                                                                                                            77,236
                                                                                                       -----------
               ELECTRIC UTILITIES (4.2%)
     11,000    Appling County Dev. Auth.                                0.34           9/01/2041            11,000
      5,000    Collier County IDA (LOC - Wells Fargo & Co.)             0.44          10/01/2025             5,000
      6,000    Dade County IDA                                          0.31           6/01/2021             6,000
      4,000    Escambia County                                          0.35           4/01/2039             4,000
     20,000    Garfield County Industrial Auth.                         0.45           1/01/2025            20,000
     21,200    Indiana Dev. Finance Auth.                               0.68          12/01/2038            21,200
     27,000    Louisa County                                            0.40          10/01/2024            27,000
     15,000    Miami-Dade County IDA                                    0.29           2/01/2023            15,000
      7,250    Mobile IDB                                               0.31           9/01/2031             7,250
     20,000    Muskogee Industrial Trust                                0.44           6/01/2027            20,000
     30,000    St. Lucie County                                         0.29           5/01/2024            30,000
     70,400    St. Lucie County                                         0.31           9/01/2028            70,400
                                                                                                       -----------
                                                                                                           236,850
                                                                                                       -----------
               ELECTRIC/GAS UTILITIES (0.2%)
     10,000    Central Plains Energy Project (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                         0.66           9/01/2037            10,000
                                                                                                       -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      4,785    Putnam County IDA (LOC - Citizens Financial Group)       0.64           7/01/2032             4,785
                                                                                                       -----------
               FOOD RETAIL (0.8%)
     38,750    Altoona-Blair County Dev. Corp. (LOC - PNC
                 Financial Services Group) (a)                          0.44           4/01/2035            38,750
      1,555    Food Supply, Inc. (LOC - SunTrust Bank)                  0.46           5/01/2024             1,555

================================================================================

                                                  Portfolio of Investments  |  6

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     6,420    Saubels Market, Inc. (LOC - Fulton Bank)                 1.00%          5/01/2034       $     6,420
                                                                                                       -----------
                                                                                                            46,725
                                                                                                       -----------
               FOREST PRODUCTS (0.1%)
      3,600    Rex Lumber, LLC (LOC - Federal Home Loan
                 Bank of Dallas)                                        0.42           2/01/2022             3,600
                                                                                                       -----------
               GENERAL MERCHANDISE STORES (0.2%)
      9,235    Marion EDA (LOC - Key Bank, N.A.)                        0.55           2/01/2035             9,235
                                                                                                       -----------
               GENERAL OBLIGATION (2.0%)
      7,500    Bridgeview (LOC - Bank of Montreal)                      0.40          12/01/2038             7,500
      7,500    Bridgeview (LOC - Bank of Montreal)                      0.40          12/01/2038             7,500
     28,465    McHenry County (LIQ) (LOC - Deutsche Bank A.G.) (a)      0.56           1/15/2026            28,465
      5,550    Michigan Charter Township of Commerce
                 (LOC - Comerica Bank, N.A.)                            0.51          10/01/2018             5,550
     34,345    Michigan Charter Township of Commerce
                 (LOC - PNC Financial Services Group)                   0.44          10/01/2034            34,345
     29,800    Will County Community High School District (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                         0.59           1/01/2026            29,800
                                                                                                       -----------
                                                                                                           113,160
                                                                                                       -----------
               HEALTH CARE EQUIPMENT (0.2%)
      1,405    Labcon North America (LOC - BNP Paribas)                 0.48           1/01/2040             1,405
      8,045    Labcon North America (LOC - BNP Paribas)                 0.48           6/01/2044             8,045
                                                                                                       -----------
                                                                                                             9,450
                                                                                                       -----------
               HEALTH CARE FACILITIES (2.9%)
      7,065    Alexandria IDA (LOC - Bank of America Corp.)             0.44           7/01/2030             7,065
     15,470    BJ Financing, LLC (LOC - Bank of Montreal)               0.70          12/01/2037            15,470
      9,120    Bronson Lifestyle Improvement & Research
                 Center (LOC - Fifth Third Bank)                        0.58           9/01/2030             9,120
      1,920    Columbia County IDA (LOC - HSBC Bank USA)                0.49           7/01/2027             1,920
      4,865    Crozer Keystone Health System (LOC - Toronto-
                 Dominion Bank)                                         0.45          12/15/2021             4,865
        480    District of Columbia (LOC - Manufacturers &
                 Traders Trust Co.)                                     0.79           7/01/2032               480
      3,435    Dunn Nursing Home, Inc. (LOC - Federal Home
                 Loan Bank of Dallas)                                   0.42           2/01/2024             3,435
      1,695    HP LRHS Land, LLC (LOC - U.S. Bancorp, Inc.)             0.48          10/01/2030             1,695
      3,520    Louisiana Public Facilities Auth. (LOC - Capital
                 One, N.A.)                                             0.64           7/01/2028             3,520
      1,100    MBE Investment Co., LLC (LOC - Comerica Bank, N.A.)      0.50           2/01/2051             1,100
      3,060    MCE MOB IV, LP (LOC - PNC Financial
                 Services Group)                                        0.49           8/01/2022             3,060
      3,370    Medical Center of Athens (LOC - Federal Home
                 Loan Bank of Atlanta)                                  0.49           9/01/2032             3,370
      6,780    Medical Properties Investment Co. (LOC - Fifth
                 Third Bank)                                            0.48          11/01/2035             6,780
      7,390    MediLucent MOB I, LP (LOC - PNC Financial
                 Services Group)                                        0.49           8/01/2030             7,390
     11,895    MMC Corp. (LOC - JP Morgan Chase & Co.)                  0.65          11/01/2035            11,895
      3,405    Onondaga County IDA (LOC - HSBC Bank USA)                0.49           1/01/2023             3,405
     24,170    OSF Finance Co., LLC (LOC - PNC Financial
                 Services Group)                                        0.44          12/01/2037            24,170
      6,565    Premier Senior Living, LLC (LOC - Wells Fargo & Co.)     0.42           8/01/2037             6,565

================================================================================

7  |  USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     4,575    Premier Senior Living, LLC (LOC - Wells Fargo & Co.)     0.42%          8/01/2037       $     4,575
      2,960    Premier Senior Living, LLC (LOC - Wells Fargo & Co.)     0.42           8/01/2037             2,960
     22,860    Premier Senior Living, LLC (LOC - Wells Fargo & Co.)     0.42           8/01/2037            22,860
      2,515    Premier Senior Living, LLC (LOC - Wells Fargo & Co.)     0.42           8/01/2037             2,515
      2,495    Premier Senior Living, LLC (LOC - Wells Fargo & Co.)     0.42           8/01/2037             2,495
      3,805    Premier Senior Living, LLC (LOC - Wells Fargo & Co.)     0.42           8/01/2037             3,805
      2,125    Premier Senior Living, LLC (LOC - Wells Fargo & Co.)     0.42           8/01/2037             2,125
      5,160    Sawmill Creek Lodge Co. (LOC - Fifth Third Bank)         0.53          10/01/2026             5,160
      2,500    Syracuse IDA (LOC - HSBC Bank USA)                       0.49           1/01/2023             2,500
                                                                                                       -----------
                                                                                                           164,300
                                                                                                       -----------
               HEALTH CARE SERVICES (0.3%)
      6,010    Central Ohio Medical Textiles (LOC - PNC
                 Financial Services Group)                              0.49           3/01/2023             6,010
      5,940    Kaneville Road Joint Venture (LOC - Federal
                 Home Loan Bank of Chicago)                             0.42          11/01/2032             5,940
      5,910    Vold Vision Ventures, LLC (LOC - Federal Home
                 Loan Bank of Dallas)                                   0.50          10/01/2039             5,910
                                                                                                       -----------
                                                                                                            17,860
                                                                                                       -----------
               HEALTH MISCELLANEOUS (0.4%)
     21,200    Cleveland Cuyahoga County (LOC - PNC
                 Financial Services Group)                              0.40           1/01/2033            21,200
                                                                                                       -----------
               HOME FURNISHINGS (0.2%)
      3,020    Caddo Parish IDB (LOC - Capital One, N.A.)               0.70           7/01/2024             3,020
      4,000    Fulton County Dev. Auth. (LOC - Wells Fargo & Co.)       0.60           6/01/2027             4,000
      2,300    Jasper County IDA (LOC - JP Morgan Chase & Co.)          0.59           8/01/2016             2,300
      1,500    Michigan Strategic Fund Ltd. (LOC - JP Morgan
                 Chase & Co.)                                           0.46           9/01/2030             1,500
      2,300    Walton County Industrial Building Auth.
                 (LOC - Wells Fargo & Co.)                              0.60          10/01/2017             2,300
                                                                                                       -----------
                                                                                                            13,120
                                                                                                       -----------
               HOME IMPROVEMENT RETAIL (0.1%)
      5,415    Brookhaven IDA (LOC - Capital One, N.A.)                 0.59           1/01/2025             5,415
                                                                                                       -----------
               HOSPITAL (1.4%)
      3,170    Albany IDA (LOC - Citizens Financial Group)              0.84           5/01/2035             3,170
      1,730    Johnson City Health and Educational Facilities
                 Board (LOC - U.S. Bancorp, Inc.)                       0.42           7/01/2033             1,730
     20,035    Lee Memorial Health System (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                         0.58           4/01/2037            20,035
     22,800    Maryland Health and Higher Educational
                 Facilities Auth. (LIQ) (LOC - Deutsche
                 Bank A.G.) (a)                                         0.60           8/15/2042            22,800
     24,805    Missouri Health and Educational Facilities
                 Board (LIQ) (LOC - Deutsche Bank A.G.) (a)             0.58          11/15/2048            24,805
      7,730    Nassau Health Care Corp. (LOC - JP Morgan
                 Chase & Co.)                                           0.40           8/01/2022             7,730
                                                                                                       -----------
                                                                                                            80,270
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments  |  8

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               HOTELS, RESORTS & CRUISE LINES (0.2%)
$     3,240    Connecticut Dev. Auth. (LOC - Toronto-Dominion Bank)     0.48%         12/01/2028       $     3,240
      1,700    Doghouse Properties, LLC (LOC - Federal
                 Home Loan Bank of Atlanta)                             0.50           5/01/2027             1,700
      7,940    Forward Corp. (LOC - Fifth Third Bank)                   0.48          12/01/2030             7,940
                                                                                                       -----------
                                                                                                            12,880
                                                                                                       -----------
               HOUSEHOLD APPLIANCES (0.0%)
      1,135    Stark County (LOC - Key Bank, N.A.)                      0.57           6/01/2018             1,135
                                                                                                       -----------
               HOUSEWARES & SPECIALTIES (0.0%)
      1,710    Schulte Corp. (LOC - Fifth Third Bank)                   0.48           9/01/2024             1,710
                                                                                                       -----------
               INDUSTRIAL MACHINERY (0.2%)
      4,736    Allegheny County IDA (LOC - PNC Financial
                 Services Group)                                        0.58          11/01/2027             4,736
      3,040    Fulton County Dev. Auth. (LOC - Federal Home
                 Loan Bank of Atlanta)                                  0.49           5/01/2030             3,040
        500    Henderson County (LOC - Wells Fargo & Co.)               0.47          11/01/2019               500
      2,075    Lynchburg IDA (LOC - PNC Financial Services Group)       0.54           3/01/2029             2,075
        500    Michigan Strategic Fund Ltd. (LOC - Fifth Third
                 Bank)                                                  0.56           3/01/2023               500
      1,230    Sheboygan Falls (LOC - U.S. Bancorp, Inc.)               0.59           1/01/2032             1,230
      1,200    South Carolina Jobs EDA (LOC - Key Bank, N.A.)           0.57           4/01/2022             1,200
        690    Trumbull County (LOC - Key Bank, N.A.)                   0.57           4/01/2017               690
                                                                                                       -----------
                                                                                                            13,971
                                                                                                       -----------
               INTEGRATED OIL & GAS (0.1%)
      5,000    Calhoun County Navigation IDA                            0.70           1/01/2024             5,000
                                                                                                       -----------
               LEISURE FACILITIES (0.4%)
      4,325    Cattail Creek Country Club, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)              0.79           3/01/2031             4,325
     10,365    CEI Capital, LLC (LOC - Fifth Third Bank)                0.46           3/01/2033            10,365
      9,400    Turfway Park, LLC (LOC - Fifth Third Bank)               0.70           7/01/2022             9,400
                                                                                                       -----------
                                                                                                            24,090
                                                                                                       -----------
               LEISURE PRODUCTS (0.1%)
      6,325    Charter Lakes Capital, LLC (LOC - Wells Fargo & Co.)     0.49          10/01/2046             6,325
      1,300    Rhode Island Industrial Facilities Corp.
                 (LOC - Toronto-Dominion Bank)                          0.57           2/01/2021             1,300
                                                                                                       -----------
                                                                                                             7,625
                                                                                                       -----------
               LIFE & HEALTH INSURANCE (0.7%)
      6,460    Harry M. Rubin 2014 Insurance Trust
                 (LOC - Wells Fargo & Co.)                              0.42           9/01/2034             6,460
      3,950    Lavonia O. Frick Family Trust
                 (LOC - Wells Fargo & Co.)                              0.42           8/01/2028             3,950
     13,355    Lavonne Johnson Life Insurance Trust
                 (LOC - Federal Home Loan Bank of Atlanta)              0.42           6/01/2031            13,355
      8,870    Lynette J. Keane Insurance Trust
                 (LOC - Wells Fargo & Co.)                              0.42          10/01/2033             8,870

================================================================================

9  |  USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     5,375    Sullivan Irrevocable Trust (LOC - Wells Fargo & Co.)     0.42%          2/01/2035       $     5,375
                                                                                                       -----------
                                                                                                            38,010
                                                                                                       -----------
               MOVIES & ENTERTAINMENT (0.3%)
     14,110    Esplanade Theatres, LLC (LOC - Federal Home
                 Loan Bank of Dallas)                                   0.46          11/01/2042            14,110
      2,500    Kenner Theatres, LLC (LOC - Federal Home
                 Loan Bank of Dallas)                                   0.47           2/01/2042             2,500
                                                                                                       -----------
                                                                                                            16,610
                                                                                                       -----------
               MULTIFAMILY HOUSING (2.5%)
      8,135    Alabama Housing Finance Auth. (LOC - U.S.
                 Bancorp, Inc.)                                         0.40           4/01/2037             8,135
      7,535    Florida Housing Finance Corp. (LOC - SunTrust Bank)      0.52           4/01/2034             7,535
      7,065    Florida Housing Finance Corp. (LOC - SunTrust Bank)      0.52           6/01/2034             7,065
      7,205    Gwinnett County Housing Auth. (LOC - SunTrust Bank)      0.60           3/01/2041             7,205
     13,195    Indianapolis (LOC - U.S. Bancorp, Inc.)                  0.49          12/01/2039            13,195
     10,000    Nebraska Investment Finance Auth.
                 (LOC - Citigroup, Inc.)                                0.42          10/01/2042            10,000
      4,710    Nevada Housing Division (LOC - Citigroup, Inc.)          0.49          10/01/2035             4,710
      3,685    New York Housing Finance Agency
                 (LOC - Citigroup, Inc.)                                0.43           5/01/2039             3,685
     24,150    New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)                    0.32           5/01/2041            24,150
      6,600    New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)                    0.41           5/01/2041             6,600
     10,000    New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)                    0.34           5/01/2042            10,000
     40,000    New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)                    0.44          11/01/2049            40,000
        935    Vermont Housing Finance Agency
                 (LOC - Key Bank, N.A.)                                 0.57           1/01/2038               935
                                                                                                       -----------
                                                                                                           143,215
                                                                                                       -----------
               NURSING/CCRC (0.1%)
      2,255    Berks County Municipal Auth. (LOC - Citizens
                 Financial Group)                                       0.63           5/15/2022             2,255
        525    Roanoke County EDA (LOC - BB&T Corp.)                    1.44          10/01/2028               525
                                                                                                       -----------
                                                                                                             2,780
                                                                                                       -----------
               OIL & GAS REFINING & MARKETING (0.1%)
      3,000    Port of Port Arthur Navigation District                  0.51          12/01/2039             3,000
                                                                                                       -----------
               PACKAGED FOODS & MEAT (0.4%)
      2,735    Brewster Dairy, Inc. (LOC - Bank of Montreal)            0.58           4/03/2023             2,735
      2,200    Indiana Finance Auth. (LOC - Bank of America Corp.)      0.58          12/01/2027             2,200
      2,055    Lancaster IDA (LOC - Fulton Bank)                        1.00           6/01/2027             2,055
      2,800    Michigan Strategic Fund Ltd. (LOC - AgriBank, FCB)       0.51           6/01/2024             2,800
      7,500    Premier Mushrooms, Inc. (LOC - CoBank, ACB)              0.42          12/01/2037             7,500
      2,560    St. Tammany Parish (LOC - Federal Home Loan
                 Bank of Dallas)                                        0.45           7/01/2022             2,560
                                                                                                       -----------
                                                                                                            19,850
                                                                                                       -----------

================================================================================

                                                 Portfolio of Investments  |  10

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               PAPER PRODUCTS (0.1%)
$       785    Jackson Paper Co. (LOC - Federal Home Loan
                 Bank of Atlanta)                                       0.50%          4/01/2027       $       785
      5,600    Willacoochee Dev. Auth. (LOC - Federal Home
                 Loan Bank of Atlanta)                                  0.51           5/01/2021             5,600
                                                                                                       -----------
                                                                                                             6,385
                                                                                                       -----------
               PHARMACEUTICALS (1.4%)
      7,000    Montgomery County IDA (LOC - Landesbank
                 Hessen-Thuringen)                                      0.49           4/01/2022             7,000
     20,000    New Hampshire Business Finance Auth.
                 (LOC - Landesbank Hessen-Thuringen)                    0.49          11/01/2020            20,000
     19,500    New Hampshire Business Finance Auth.
                 (LOC - Landesbank Hessen-Thuringen)                    0.49           9/01/2025            19,500
     30,000    New Hampshire Business Finance Auth.
                 (LOC - Landesbank Hessen-Thuringen)                    0.49           4/01/2030            30,000
                                                                                                       -----------
                                                                                                            76,500
                                                                                                       -----------
               PUBLISHING (0.0%)
      1,800    Washington Economic Dev. Finance Auth.
                 (LOC - U.S. Bancorp, Inc.)                             0.54           1/01/2033             1,800
                                                                                                       -----------
               REAL ESTATE OPERATING COMPANIES (3.8%)
      2,450    Beavercreek Enterprises, Inc. (LOC - PNC
                 Financial Services Group)                              0.58           3/02/2020             2,450
      2,525    Cain Capital Investments, LLC (LOC - BB&T Corp.)         0.70          10/01/2046             2,525
     44,490    Carew Realty, Inc. (LOC - Fifth Third Bank)              0.48           5/01/2037            44,490
     11,065    Delos, LLC (LOC - Wells Fargo & Co.)                     0.53           3/01/2037            11,065
      3,110    Dennis Wesley Co., Inc. (LOC - Federal Home
                 Loan Bank of Indianapolis)                             0.42           6/15/2034             3,110
      7,000    Desert Vistas, LP (LOC - Federal Home Loan
                 Bank of San Francisco)                                 0.43           9/01/2055             7,000
      3,915    East Hempfield IDA (LOC - Fulton Bank)                   0.85          10/15/2026             3,915
     16,995    Elsinore Properties, LP (LOC - Fifth Third Bank)         0.48           2/01/2037            16,995
      4,090    EMF, LLC (LOC - Comerica Bank, N.A.)                     0.57           6/01/2042             4,090
      3,870    Forsyth County (LOC - Fifth Third Bank)                  0.54           1/01/2037             3,870
      3,880    Herman & Kittle Capital, LLC (LOC - Federal
                 Home Loan Bank of Cincinnati)                          0.42           2/01/2037             3,880
      6,220    Herman & Kittle Capital, LLC (LOC - Federal
                 Home Loan Bank of Cincinnati)                          0.42           7/01/2037             6,220
      9,345    Housing Venture I (LOC - Federal Home Loan
                 Bank of San Francisco)                                 0.43          12/01/2055             9,345
        995    ICON Finance, LLC (LOC - Fifth Third Bank)               0.53           5/15/2026               995
        715    Indianapolis (LOC - Citizens Financial Group)            0.50          11/01/2042               715
     12,000    MB N4P3, LLC (LOC - Federal Home Loan
                 Bank of San Francisco)                                 0.43           2/01/2055            12,000
      4,000    Michigan Equity Group, LLC (LOC - Fifth Third Bank)      0.48           4/01/2034             4,000
      4,000    Michigan Equity Group, LLC (LOC - Fifth Third Bank)      0.48          12/01/2034             4,000
      3,450    New York City Housing Dev. Corp.
                 (LOC - Landesbank Hessen-Thuringen)                    0.41          12/01/2036             3,450
      3,695    Partisan Property, Inc. (LOC - Wells Fargo & Co.)        0.46           9/01/2044             3,695
      2,700    Pennsylvania Economic Dev. Financing Auth.
                 (LOC - PNC Financial Services Group)                   0.49           4/01/2035             2,700
     14,325    Pineview Estates, LC (LOC - Fifth Third Bank)            0.46           4/01/2038            14,325

================================================================================

11  |  USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     1,030    Science & Tech Campus (LOC - Fifth Third Bank)           0.53%         11/01/2020       $     1,030
     16,110    Sugar Creek Finance Co., LLC (LOC - Northern
                 Trust Corp.)                                           0.47           6/01/2042            16,110
     31,095    Sunroad Centrum Apartments 23
                 (LOC - Comerica Bank, N.A.)                            0.48           5/01/2055            31,095
      3,565    Syracuse IDA (LOC - Key Bank, N.A.)                      0.57          10/01/2039             3,565
                                                                                                       -----------
                                                                                                           216,635
                                                                                                       -----------
               REAL ESTATE TAX/FEE (0.2%)
      3,200    Jasper, Morgan, Newton, & Walton County
                 (LOC - JP Morgan Chase & Co.)                          0.45          12/01/2020             3,200
      9,473    Traer Creek Metropolitan District
                 (LOC - BNP Paribas)                                    0.46          10/01/2030             9,473
                                                                                                       -----------
                                                                                                            12,673
                                                                                                       -----------
               REGIONAL BANKS (0.0%)
      2,100    Cobb County IDA (LOC - Federal Home Loan
                 Bank of Atlanta)                                       0.42           2/01/2030             2,100
                                                                                                       -----------
               SINGLE FAMILY HOUSING (0.3%)
     16,300    Montgomery County (LOC - PNC Financial
                 Services Group)                                        0.44           7/01/2039            16,300
                                                                                                       -----------
               SOLID WASTE DISPOSAL (0.0%)
      2,005    Marion County IDA (LOC - SunTrust Bank)                  0.57          10/01/2026             2,005
                                                                                                       -----------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      3,000    Sheridan Redevelopment Agency (LOC - JP
                 Morgan Chase & Co.)                                    0.60          12/01/2029             3,000
                                                                                                       -----------
               SPECIALTY STORES (0.6%)
     31,000    Bass Pro Rossford Development Co., LLC
                 (LOC - Fifth Third Bank)                               0.53          11/01/2027            31,000
      2,450    Nextgen Automotive, LLC (LOC - Fifth Third Bank)         0.48           4/01/2048             2,450
                                                                                                       -----------
                                                                                                            33,450
                                                                                                       -----------
               STEEL (1.5%)
      2,500    Berkeley County                                          0.83           9/01/2028             2,500
     11,000    Berkeley County                                          0.53           4/01/2031            11,000
        522    Decatur IDB                                              0.83           8/01/2036               522
      3,505    Klein Steel Services, Inc. (LOC - Manufacturers &
                 Traders Trust Co.) (a)                                 0.79           8/01/2025             3,505
      2,500    Mississippi Business Finance Corp.
                 (LOC - Federal Home Loan Bank of Dallas)               0.43           7/01/2020             2,500
     20,000    SSAB AB (LOC - Swedbank AB)                              0.42           4/01/2034            20,000
     15,000    SSAB AB (LOC - Credit Agricole Corp. Inv. Bank)          0.42           5/01/2034            15,000
     15,000    SSAB AB (LOC - DNB Bank ASA)                             0.42           6/01/2035            15,000
     15,000    SSAB AB (LOC - Nordea Bank AB)                           0.42           8/01/2035            15,000
                                                                                                       -----------
                                                                                                            85,027
                                                                                                       -----------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.0%)
      1,050    Alameda County IDA (LOC - BNP Paribas)                   0.48          12/01/2040             1,050
                                                                                                       -----------
               TOLL ROADS (0.4%)
     22,235    New Jersey Turnpike Auth. (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                         0.56           1/01/2043            22,235
                                                                                                       -----------

================================================================================

                                                 Portfolio of Investments  |  12

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON               FINAL             VALUE
(000)          SECURITY                                                 RATE            MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               WATER UTILITIES (0.1%)
$     4,000    Indiana Finance Auth. (LOC - Fifth Third Bank)           0.54%         12/01/2028       $     4,000
        930    Iowa Finance Auth. (LOC - Societe Generale)              0.54          11/01/2017               930
      1,207    L3 Corp. (LOC - Fifth Third Bank)                        0.53          10/01/2034             1,207
                                                                                                       -----------
                                                                                                             6,137
                                                                                                       -----------
               WATER/SEWER UTILITY (0.1%)
      4,795    Hesperia Public Financing Auth. (LOC - BNP Paribas)      0.60           6/01/2026             4,795
                                                                                                       -----------
               Total Variable-Rate Demand Notes (cost: $2,188,774)                                       2,188,774
                                                                                                       -----------
               ADJUSTABLE-RATE NOTES (4.5%)

               DIVERSIFIED BANKS (4.1%)
     29,230    Bank of America Corp.                                    0.89          10/14/2016            29,182
     21,200    Bank of America Corp.                                    1.09          11/14/2016            21,201
     65,021    Citigroup, Inc.                                          1.60           7/25/2016            65,082
     16,000    Citigroup, Inc.                                          1.30          11/15/2016            16,010
     25,705    JPMorgan Chase & Co.                                     1.07          11/18/2016            25,702
      3,497    JPMorgan Chase & Co.                                     1.14           2/15/2017             3,497
     32,139    Wachovia Corp.                                           1.00          10/15/2016            32,155
     37,371    Wells Fargo & Co.                                        1.16           7/20/2016            37,398
                                                                                                       -----------
                                                                                                           230,227
                                                                                                       -----------
               INVESTMENT BANKING & BROKERAGE (0.1%)
      3,000    Morgan Stanley                                           1.08          10/18/2016             2,999
                                                                                                       -----------
               REGIONAL BANKS (0.3%)
      6,000    Branch Banking & Trust                                   1.07          12/01/2016             6,007
     13,117    Fifth Third Bank                                         1.13          11/18/2016            13,134
                                                                                                       -----------
                                                                                                            19,141
                                                                                                       -----------
               Total Adjustable-Rate Notes (cost: $252,367)                                                252,367
                                                                                                       -----------
               U.S. TREASURY BILLS (0.9%)(d)
     25,000    0.27%, 5/26/2016                                                                             24,995
     25,000    0.18%, 6/16/2016                                                                             24,994
                                                                                                       -----------
               Total U.S. Treasury Bills (cost: $49,989)                                                    49,989
                                                                                                       -----------
               REPURCHASE AGREEMENTS (6.6%)
     91,000    Bank of America, N.A., 0.28%, acquired 4/29/2016 and due on 5/02/2016 at
                 $91,000 (collateralized by $88,662 of U.S. Treasury, 2.25%(c), due
                 11/15/2025; market value $92,820)                                                          91,000
    100,000    Credit Agricole Corp. Inv. Bank, 0.28%, acquired 4/29/2016 and due on 5/02/2016 at $100,000 (collateralized by $98,787 of U.S. Treasury, 2.00%(c), due
                 7/31/2022; market value $102,002)                                                         100,000
    100,000    Credit Suisse First Boston, LLC, 0.28%, acquired 4/29/2016 and due on 5/02/2016 at $100,000 (collateralized by $100,016 of U.S. Treasury, 1.38% - 2.13%(c),
                 due 1/31/2021 - 12/31/2021; combined market value $102,003)                               100,000
     81,000    HSBC Bank USA, Inc., 0.26%, acquired 4/29/2016 and due on 5/02/2016 at
                 $81,000 (collateralized by $71,315 of U.S. Treasury, 3.38%(c), due
                 5/15/2044; market value $82,622)                                                           81,000
                                                                                                       -----------
               Total Repurchase Agreements (cost: $372,000)                                                372,000
                                                                                                       -----------

               TOTAL INVESTMENTS (COST: $5,673,445)                                                    $ 5,673,445
                                                                                                       ===========

================================================================================

13  |  USAA Money Market Fund

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                     MARKETS         OBSERVABLE         INPUTS
                                                 FOR IDENTICAL        INPUTS
ASSETS                                               ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                             $    --          $  633,147          $    --         $  633,147
Commercial Paper                                        --           2,127,168               --          2,127,168
Put Bonds                                               --              50,000               --             50,000
Variable-Rate Demand Notes                              --           2,188,774               --          2,188,774
Adjustable-Rate Notes                                   --             252,367               --            252,367
U.S. Treasury Bills                                     --              49,989               --             49,989
Repurchase Agreements                                   --             372,000               --            372,000
------------------------------------------------------------------------------------------------------------------
Total                                              $    --          $5,673,445          $    --         $5,673,445
------------------------------------------------------------------------------------------------------------------

================================================================================

                                                 Portfolio of Investments  |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods

================================================================================

15  |  USAA Money Market Fund

================================================================================

determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At April 30, 2016, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do

================================================================================

                                        Notes to Portfolio of Investments  |  16

================================================================================

not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

E. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $5,633,237,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market funds that will affect the manner in which money market funds are structured and operated. The amendments also will allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Money market funds that qualify as "retail" (Retail MMFs) or "government" will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at a stable $1 net asset value per share as they do today. The Fund currently intends to qualify as a Retail MMF no later than October 14, 2016.

H. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER - Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective

================================================================================

17  |  USAA Money Market Fund

================================================================================

maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD     Central School District
EDA     Economic Development Authority
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Board

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by the Manager to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.


SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                        Notes to Portfolio of Investments  |  18

================================================================================

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.
(d) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

================================================================================

19  |  USAA Money Market Fund


-------------------------------------------------------------------------------


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48483-0616                                   (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
April 30, 2016 (unaudited)

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (57.1%)

              CONSUMER DISCRETIONARY (2.9%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.1%)
$     2,000   Lear Corp.                                             4.75%                  1/15/2023             $     2,080
                                                                                                                  -----------
              AUTOMOTIVE RETAIL (0.5%)
     10,302   Advance Auto Parts, Inc.                               4.50                  12/01/2023                  10,953
      5,500   CST Brands, Inc.                                       5.00                   5/01/2023                   5,586
                                                                                                                  -----------
                                                                                                                       16,539
                                                                                                                  -----------
              CABLE & SATELLITE (0.9%)
     20,000   CCO Safari II, LLC (a)                                 4.91                   7/23/2025                  21,593
      1,000   Comcast Corp.                                          6.50                   1/15/2017                   1,039
      5,000   NBCUniversal Enterprise, Inc. (a)                      1.97                   4/15/2019                   5,084
      3,750   Neptune Finco Corp. (b)                                5.00                  10/09/2022                   3,774
                                                                                                                  -----------
                                                                                                                       31,490
                                                                                                                  -----------
              DEPARTMENT STORES (0.2%)
      3,200   Dillard's, Inc.                                        7.13                   8/01/2018                   3,489
        851   Macy's Retail Holdings, Inc.                           5.90                  12/01/2016                     874
      2,000   Macy's Retail Holdings, Inc.                           7.45                   7/15/2017                   2,136
                                                                                                                  -----------
                                                                                                                        6,499
                                                                                                                  -----------
              GENERAL MERCHANDISE STORES (0.1%)
      1,724   Dollar Tree, Inc. (b)                                  3.50                   7/06/2022                   1,735
                                                                                                                  -----------
              HOME FURNISHINGS (0.1%)
      4,428   Serta Simmons Holdings, LLC (b)                        4.25                  10/01/2019                   4,446
                                                                                                                  -----------
              HOMEBUILDING (0.2%)
      2,000   D.R. Horton, Inc.                                      5.75                   8/15/2023                   2,200
      5,000   Lennar Corp.                                           4.50                  11/15/2019                   5,216
                                                                                                                  -----------
                                                                                                                        7,416
                                                                                                                  -----------
              HOUSEHOLD APPLIANCES (0.0%)
      1,000   Whirlpool Corp.                                        7.75                   7/15/2016                   1,013
                                                                                                                  -----------
              HOUSEWARES & SPECIALTIES (0.2%)
      7,500   Newell Brands, Inc.                                    3.85                   4/01/2023                   7,854
                                                                                                                  -----------
              RESTAURANTS (0.1%)
      3,784   1011778 B.C. Unlimited Liability Co. (b)               3.75                  12/10/2021                   3,796
                                                                                                                  -----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
      1,000   Service Corp. International                            7.63                  10/01/2018                   1,127
      2,000   Service Corp. International                            5.38                   5/15/2024                   2,140
                                                                                                                  -----------
                                                                                                                        3,267
                                                                                                                  -----------
              SPECIALTY STORES (0.4%)
      4,293   Harbor Freight Tools USA, Inc. (b)                     4.75                   7/26/2019                   4,327
      2,970   PetSmart, Inc. (b)                                     4.25                   3/11/2022                   2,966
      2,000   Sally Holdings, LLC / Sally Capital, Inc.              5.75                   6/01/2022                   2,105

================================================================================

1  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
$     4,000   Staples Escrow, LLC (b)                                4.75%                  2/02/2022             $     4,018
                                                                                                                  -----------
                                                                                                                       13,416
                                                                                                                  -----------
              Total Consumer Discretionary                                                                             99,551
                                                                                                                  -----------
              CONSUMER STAPLES (2.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      2,000   Cargill, Inc. (a)                                      6.00                  11/27/2017                   2,147
                                                                                                                  -----------
              DRUG RETAIL (0.8%)
      5,000   CVS Health Corp.                                       4.88                   7/20/2035                   5,623
      8,930   CVS Pass-Through Trust (a),(c)                         5.93                   1/10/2034                   9,937
     10,000   Walgreens Boots Alliance, Inc.                         3.80                  11/18/2024                  10,454
                                                                                                                  -----------
                                                                                                                       26,014
                                                                                                                  -----------
              FOOD RETAIL (0.1%)
      3,800   Albertson's, LLC (b)                                   5.13                   8/25/2019                   3,810
                                                                                                                  -----------
              PACKAGED FOODS & MEAT (1.2%)
     10,000   J.M. Smucker Co.                                       4.25                   3/15/2035                  10,471
     15,000   Kraft Foods Group, Inc.                                3.50                   6/06/2022                  15,938
      1,799   Kraft Heinz Foods Co. (a)                              4.88                   2/15/2025                   1,992
      3,500   Mead Johnson Nutrition Co.                             4.13                  11/15/2025                   3,752
     10,000   Tyson Foods, Inc.                                      3.95                   8/15/2024                  10,815
                                                                                                                  -----------
                                                                                                                       42,968
                                                                                                                  -----------
              Total Consumer Staples                                                                                   74,939
                                                                                                                  -----------
              ENERGY (9.5%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
     10,000   ConocoPhillips Co.                                     4.95                   3/15/2026                  11,075
     10,000   Occidental Petroleum Corp.                             3.40                   4/15/2026                  10,358
                                                                                                                  -----------
                                                                                                                       21,433
                                                                                                                  -----------
              OIL & GAS DRILLING (0.8%)
     10,000   Nabors Industries, Inc.                                4.63                   9/15/2021                   9,205
      5,000   Noble Holding International Ltd.                       2.50                   3/15/2017                   4,887
      1,000   Noble Holding International Ltd.                       4.90                   8/01/2020                     842
      3,000   Noble Holding International Ltd.                       3.95                   3/15/2022                   2,291
      5,000   Noble Holding International Ltd.                       6.95                   4/01/2025                   4,119
      5,000   Transocean, Inc. (c)                                   5.80                  12/15/2016                   5,054
                                                                                                                  -----------
                                                                                                                       26,398
                                                                                                                  -----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
      3,079   SEACOR Holdings, Inc.                                  7.38                  10/01/2019                   2,833
      2,000   SESI, LLC                                              7.13                  12/15/2021                   1,760
      2,000   Weatherford Bermuda                                    9.63                   3/01/2019                   2,110
      3,180   Weatherford International Ltd.                         5.13                   9/15/2020                   2,931
                                                                                                                  -----------
                                                                                                                        9,634
                                                                                                                  -----------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
      8,000   Anadarko Petroleum Corp.                               6.38                   9/15/2017                   8,497
      1,830   Chesapeake Energy Corp. (a)                            8.00                  12/15/2022                   1,254
      4,000   Denbury Resources, Inc.                                6.38                   8/15/2021                   2,620
      4,000   Devon Energy Corp.                                     5.85                  12/15/2025                   4,208
      2,000   EQT Corp.                                              6.50                   4/01/2018                   2,082
      1,000   EQT Corp.                                              8.13                   6/01/2019                   1,098
      3,000   EQT Corp.                                              4.88                  11/15/2021                   3,030
      2,000   Hess Corp.                                             8.13                   2/15/2019                   2,250
      5,000   Newfield Exploration Co.                               5.38                   1/01/2026                   4,975
      2,000   Noble Energy, Inc.                                     8.25                   3/01/2019                   2,239
      5,000   Pioneer Natural Resource                               3.95                   7/15/2022                   5,188
      1,000   Polar Tankers, Inc. (a)                                5.95                   5/10/2037                   1,165
        900   QEP Resources, Inc.                                    6.80                   3/01/2020                     846
      5,000   QEP Resources, Inc.                                    6.88                   3/01/2021                   4,975

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
$    10,000   Southwestern Energy Co.                                4.10%                  3/15/2022             $     8,137
      2,000   Southwestern Energy Co., 6.20%, 7/23/2016              4.95 (d)               1/23/2025                   1,750
                                                                                                                  -----------
                                                                                                                       54,314
                                                                                                                  -----------
              OIL & GAS REFINING & MARKETING (0.3%)
      6,000   EnLink Midstream Partners, LP                          4.15                   6/01/2025                   5,183
      5,000   Marathon Petroleum Corp.                               4.75                   9/15/2044                   4,194
      2,000   Motiva Enterprises, LLC (a)                            5.75                   1/15/2020                   2,163
                                                                                                                  -----------
                                                                                                                       11,540
                                                                                                                  -----------
              OIL & GAS STORAGE & TRANSPORTATION (5.9%)
     15,000   Boardwalk Pipelines, LP                                4.95                  12/15/2024                  14,007
        250   Buckeye Partners, LP                                   5.13                   7/01/2017                     258
     10,000   Buckeye Partners, LP                                   2.65                  11/15/2018                  10,036
     10,000   Buckeye Partners, LP                                   4.35                  10/15/2024                   9,448
     10,000   Columbia Pipeline Group, Inc. (a)                      4.50                   6/01/2025                  10,331
      3,000   DCP Midstream Operating, LP                            4.95                   4/01/2022                   2,895
      4,000   DCP Midstream Operating, LP                            3.88                   3/15/2023                   3,550
     18,000   DCP Midstream, LLC (a)                                 5.85                   5/21/2043                  11,430
     19,000   Enbridge Energy Partners, LP                           8.05                  10/01/2077                  13,490
      1,000   Energy Transfer Partners, LP                           9.70                   3/15/2019                   1,132
     16,000   Energy Transfer Partners, LP                           3.63 (e)              11/01/2066                   9,520
      1,000   Enterprise Products Operating, LLC                     8.38 (e)               8/01/2066                     834
     11,800   Enterprise Products Operating, LLC                     7.03                   1/15/2068                  12,124
      5,000   EQT Midstream Partners, LP                             4.00                   8/01/2024                   4,468
      2,000   Florida Gas Transmission Co. (a)                       7.90                   5/15/2019                   2,252
      3,000   Florida Gas Transmission Co. (a)                       5.45                   7/15/2020                   3,211
      3,000   Gulfstream Natural Gas System, LLC (a)                 6.95                   6/01/2016                   3,010
      2,000   Kinder Morgan Energy Partners                          6.50                   4/01/2020                   2,177
      7,000   Kinder Morgan Energy Partners (c)                      5.00                  10/01/2021                   7,258
      1,000   Kinder Morgan, Inc.                                    6.50                   9/15/2020                   1,089
      6,000   Kinder Morgan, Inc. (a)                                5.00                   2/15/2021                   6,220
      7,500   MPLX, LP                                               4.00                   2/15/2025                   6,705
     12,000   NGPL PipeCo, LLC (a)                                   7.12                  12/15/2017                  12,450
      2,000   NuStar Logistics, LP                                   8.15                   4/15/2018                   2,070
      5,000   NuStar Logistics, LP                                   4.80                   9/01/2020                   4,725
      3,000   NuStar Logistics, LP                                   4.75                   2/01/2022                   2,745
      2,000   ONEOK Partners, LP                                     8.63                   3/01/2019                   2,231
      5,000   ONEOK Partners, LP                                     4.90                   3/15/2025                   5,064
      8,000   ONEOK, Inc.                                            4.25                   2/01/2022                   7,080
      1,000   Plains All American Pipeline, LP                       8.75                   5/01/2019                   1,127
      1,000   Questar Pipeline Co.                                   5.83                   2/01/2018                   1,069
      2,000   Southern Union Co.                                     3.63 (e)              11/01/2066                   1,020
      1,000   Spectra Energy Capital, LLC                            8.00                  10/01/2019                   1,149
      4,500   Targa Resources Partners, LP                           5.00                   1/15/2018                   4,548
      3,000   Targa Resources Partners, LP                           6.88                   2/01/2021                   3,082
      2,000   Tennessee Gas Pipeline Co.                             7.00                  10/15/2028                   2,098
      3,000   Transcontinental Gas Pipe Line Co., LLC (a)            7.85                   2/01/2026                   3,629
      5,000   Western Gas Partners, LP                               5.38                   6/01/2021                   5,085
     10,000   Williams Companies, Inc.                               4.55                   6/24/2024                   8,669
                                                                                                                  -----------
                                                                                                                      203,286
                                                                                                                  -----------
              Total Energy                                                                                            326,605
                                                                                                                  -----------
              FINANCIALS (23.7%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
     10,000   Ares Capital Corp.                                     4.88                  11/30/2018                  10,332
     10,000   FS Investment Corp.                                    4.00                   7/15/2019                  10,017
      5,000   Main Street Capital Corp.                              4.50                  12/01/2019                   5,021
     11,400   Prospect Capital Corp.                                 5.00                   7/15/2019                  10,844
     10,000   State Street Capital Trust IV                          1.63 (e)               6/01/2077                   7,338
                                                                                                                  -----------
                                                                                                                       43,552
                                                                                                                  -----------

================================================================================

3  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.2%)
$     8,000   American Express Co.                                   6.80% (e)              9/01/2066             $     7,995
                                                                                                                  -----------
              DIVERSIFIED BANKS (1.8%)
      2,000   Bank of America Corp.                                  5.63                  10/14/2016                   2,041
      2,000   Bank of America Corp.                                  5.75                  12/01/2017                   2,125
     10,000   Bank of America Corp.                                  1.69 (e)               3/22/2018                  10,054
     10,000   Bank of America Corp.                                  4.20                   8/26/2024                  10,202
     15,000   Citigroup, Inc.                                        4.40                   6/10/2025                  15,511
      1,000   Comerica Bank                                          5.20                   8/22/2017                   1,041
      2,000   JPMorgan Chase Capital XIII                            1.58 (e)               9/30/2034                   1,578
     10,000   JPMorgan Chase Capital XXI                             1.56 (e)               1/15/2087                   7,202
      7,500   USB Realty Corp. (a)                                   1.78 (e)                       -(f)                6,127
      5,000   Wells Fargo & Co.                                      3.50                   3/08/2022                   5,317
                                                                                                                  -----------
                                                                                                                       61,198
                                                                                                                  -----------
              INVESTMENT BANKING & BROKERAGE (0.3%)
     10,000   Morgan Stanley                                         4.88                  11/01/2022                  10,895
                                                                                                                  -----------
              LIFE & HEALTH INSURANCE (1.9%)
      3,000   American Equity Investment Life Holding Co.            6.63                   7/15/2021                   3,083
      2,000   Forethought Financial Group (a)                        8.63                   4/15/2021                   2,176
     13,018   Lincoln National Corp.                                 7.00 (e)               5/17/2066                   8,755
      5,000   MetLife Capital Trust X (a)                            9.25                   4/08/2068                   6,838
      8,000   MetLife, Inc.                                          6.40                  12/15/2066                   8,545
      1,000   Ohio National Financial Services, Inc. (a)             6.38                   4/30/2020                   1,122
      2,000   Ohio National Financial Services, Inc. (a)             6.63                   5/01/2031                   2,387
      5,000   Primerica, Inc.                                        4.75                   7/15/2022                   5,435
      3,000   Principal Financial Global Fund, LLC                   1.15 (e)               1/10/2031                   2,698
      2,000   Prudential Financial, Inc. (c)                         6.00                  12/01/2017                   2,139
     10,000   Prudential Financial, Inc.                             5.88                   9/15/2042                  10,820
     14,271   StanCorp Financial Group, Inc.                         6.90                   6/01/2067                  10,917
                                                                                                                  -----------
                                                                                                                       64,915
                                                                                                                  -----------
              MULTI-LINE INSURANCE (1.5%)
      2,000   American International Group, Inc.                     8.18                   5/15/2068                   2,520
     10,000   Genworth Holdings, Inc.                                6.15                  11/15/2066                   2,900
     14,000   Glen Meadow Pass-Through Trust (a)                     6.51                   2/12/2067                  10,290
     10,000   Kemper Corp.                                           4.35                   2/15/2025                  10,109
      5,000   Loews Corp.                                            3.75                   4/01/2026                   5,183
     20,235   Nationwide Mutual Insurance Co. (a)                    2.92 (e)              12/15/2024                  19,704
                                                                                                                  -----------
                                                                                                                       50,706
                                                                                                                  -----------
              MULTI-SECTOR HOLDINGS (0.5%)
      5,000   Berkshire Hathaway Finance Corp.                       1.30                   5/15/2018                   5,020
     10,000   BNSF Funding Trust I                                   6.61                  12/15/2055                  11,275
                                                                                                                  -----------
                                                                                                                       16,295
                                                                                                                  -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
      5,000   Icahn Enterprises, LP                                  3.50                   3/15/2017                   5,000
                                                                                                                  -----------
              PROPERTY & CASUALTY INSURANCE (4.5%)
      2,000   Allied World Assurance Holdings Ltd.                   7.50                   8/01/2016                   2,031
      2,000   Allied World Assurance Holdings Ltd.                   5.50                  11/15/2020                   2,216
      5,000   Allied World Assurance Holdings Ltd.                   4.35                  10/29/2025                   5,036
     15,000   Allstate Corp.                                         5.75                   8/15/2053                  15,459
      5,000   Allstate Corp. (c)                                     6.13                   5/15/2067                   4,838
      7,500   AmTrust Financial Services, Inc.                       6.13                   8/15/2023                   7,796
      1,535   Assured Guaranty U.S. Holdings, Inc.                   7.00                   6/01/2034                   1,686
      1,000   Assured Guaranty U.S. Holdings, Inc.                   6.40                  12/15/2066                     685
     25,000   Chubb Corp.                                            6.38                   3/29/2067                  21,563
      5,000   Hanover Insurance Group, Inc.                          4.50                   4/15/2026                   5,069
      9,760   Ironshore Holdings, Inc. (a)                           8.50                   5/15/2020                  11,143
      4,000   Markel Corp.                                           3.63                   3/30/2023                   4,062
      5,000   Navigators Group, Inc.                                 5.75                  10/15/2023                   5,384
     15,000   Oil Insurance Ltd. (a)                                 3.61 (e)                       -(f)               13,650

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
$    10,025   OneBeacon U.S. Holdings, Inc.                          4.60%                 11/09/2022             $    10,096
     10,000   ProAssurance Corp.                                     5.30                  11/15/2023                  10,641
     20,010   Progressive Corp.                                      6.70                   6/15/2067                  18,937
      5,000   RLI Corp.                                              4.88                   9/15/2023                   5,358
      5,000   Sirius International Group (a)                         6.38                   3/20/2017                   5,147
      5,000   Travelers Companies, Inc. (c)                          6.25                   3/15/2067                   4,900
                                                                                                                  -----------
                                                                                                                      155,697
                                                                                                                  -----------
              REGIONAL BANKS (5.9%)
     10,000   Associated Banc-Corp.                                  4.25                   1/15/2025                  10,140
     10,000   Banc of California, Inc.                               5.25                   4/15/2025                  10,117
      1,750   Bank of Oklahoma, N.A. (c)                             1.31 (e)               5/15/2017                   1,719
      5,000   BankUnited, Inc.                                       4.88                  11/17/2025                   5,042
     15,000   Citizens Financial Group, Inc. (a)                     4.15                   9/28/2022                  15,563
      5,500   Citizens Financial Group, Inc.                         3.75                   7/01/2024                   5,403
      4,750   CoBiz Financial, Inc.                                  5.63                   6/25/2030                   5,059
      6,035   Compass Bank                                           6.40                  10/01/2017                   6,330
      2,000   Cullen/Frost Bankers, Inc.                             1.15 (e)               2/15/2017                   1,990
     10,000   Cullen/Frost Capital Trust II                          2.19 (e)               3/01/2034                   8,195
     10,000   Fifth Third Bank                                       3.85                   3/15/2026                  10,325
      5,000   First Financial Bancorp                                5.13                   8/25/2025                   5,105
      1,000   First Maryland Capital Trust I                         1.63 (e)               1/15/2027                     805
     10,000   First Niagara Financial Group, Inc. (c)                7.25                  12/15/2021                  11,595
      5,000   FirstMerit Bank, N.A.                                  4.27                  11/25/2026                   4,968
     10,000   FirstMerit Corp.                                       4.35                   2/04/2023                  10,211
     10,000   Fulton Financial Corp.                                 4.50                  11/15/2024                  10,107
      1,000   Hancock Holding Co.                                    5.88                   4/01/2017                   1,025
      5,000   Hilltop Holdings, Inc.                                 5.00                   4/15/2025                   4,925
     10,000   Huntington Bancshares, Inc.                            3.15                   3/14/2021                  10,259
        750   KeyCorp Capital II                                     6.88                   3/17/2029                     841
     16,000   Manufacturers & Traders Trust Co.                      5.63                  12/01/2021                  15,520
      5,000   MUFG Americas Holdings Corp.                           3.50                   6/18/2022                   5,250
     10,000   People's United Bank                                   4.00                   7/15/2024                   9,895
     10,000   People's United Financial, Inc.                        3.65                  12/06/2022                  10,058
      5,000   Sterling National Bank                                 5.25                   4/01/2026                   5,013
      5,000   SunTrust Capital I                                     1.29 (e)               5/15/2027                   3,863
      5,000   TCF National Bank                                      4.60                   2/27/2025                   5,060
      5,000   Webster Financial Corp.                                4.38                   2/15/2024                   5,154
      1,000   Wilmington Trust Corp.                                 8.50                   4/02/2018                   1,119
      3,500   Wintrust Financial Corp.                               5.00                   6/13/2024                   3,514
                                                                                                                  -----------
                                                                                                                      204,170
                                                                                                                  -----------
              REINSURANCE (0.5%)
      5,000   Alleghany Corp.                                        5.63                   9/15/2020                   5,564
      6,259   Alterra USA Holdings Ltd. (a)                          7.20                   4/14/2017                   6,512
      5,000   Platinum Underwriters Finance, Inc.                    7.50                   6/01/2017                   5,280
                                                                                                                  -----------
                                                                                                                       17,356
                                                                                                                  -----------
              REITs - DIVERSIFIED (0.2%)
      1,000   Liberty Property, LP                                   6.63                  10/01/2017                   1,068
      5,000   Washington REIT                                        3.95                  10/15/2022                   5,041
                                                                                                                  -----------
                                                                                                                        6,109
                                                                                                                  -----------
              REITs - HEALTH CARE (0.7%)
      2,000   Nationwide Health Properties, Inc.                     6.90                  10/01/2037                   2,593
     10,000   Omega Healthcare Investors, Inc.                       4.95                   4/01/2024                  10,238
      2,000   Senior Housing Properties Trust (c)                    6.75                  12/15/2021                   2,212
      2,000   Welltower, Inc.                                        4.70                   9/15/2017                   2,075
      3,000   Welltower, Inc.                                        6.13                   4/15/2020                   3,403
      2,000   Welltower, Inc.                                        4.95                   1/15/2021                   2,197
                                                                                                                  -----------
                                                                                                                       22,718
                                                                                                                  -----------
              REITs - OFFICE (0.8%)
      7,000   Alexandria Real Estate Equities, Inc.                  4.60                   4/01/2022                   7,531
      2,000   Boston Properties, LP                                  5.88                  10/15/2019                   2,247

================================================================================

5  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
$     8,000   Boston Properties, LP                                  3.85%                  2/01/2023             $     8,501
      6,000   Columbia Property Trust Operating
                Partnership, LP (c)                                  5.88                   4/01/2018                   6,374
         92   Duke Realty, LP                                        5.95                   2/15/2017                      95
        932   Duke Realty, LP                                        6.50                   1/15/2018                   1,002
      1,000   Equity Commonwealth                                    6.65                   1/15/2018                   1,048
      1,000   Mack-Cali Realty, LP                                   7.75                   8/15/2019                   1,135
                                                                                                                  -----------
                                                                                                                       27,933
                                                                                                                  -----------
              REITs - RESIDENTIAL (0.5%)
      5,550   AvalonBay Communities, Inc.                            2.85                   3/15/2023                   5,598
     10,000   UDR, Inc.                                              4.63                   1/10/2022                  10,931
                                                                                                                  -----------
                                                                                                                       16,529
                                                                                                                  -----------
              REITs - RETAIL (1.1%)
      5,000   CBL & Associates, LP                                   5.25                  12/01/2023                   4,820
      3,000   Federal Realty Investment Trust                        3.00                   8/01/2022                   3,067
     10,000   Federal Realty Investment Trust                        2.75                   6/01/2023                   9,972
      1,000   National Retail Properties, Inc.                       6.88                  10/15/2017                   1,071
      5,000   National Retail Properties, Inc.                       4.00                  11/15/2025                   5,192
      2,000   Realty Income Corp.                                    5.95                   9/15/2016                   2,032
      2,000   Realty Income Corp.                                    5.75                   1/15/2021                   2,272
      2,100   Realty Income Corp.                                    3.25                  10/15/2022                   2,119
      5,000   Realty Income Corp.                                    4.13                  10/15/2026                   5,195
      1,500   Regency Centers, LP                                    5.88                   6/15/2017                   1,569
                                                                                                                  -----------
                                                                                                                       37,309
                                                                                                                  -----------
              REITs - SPECIALIZED (1.3%)
      5,000   American Tower Corp.                                   3.45                   9/15/2021                   5,186
      5,000   American Tower Corp. (c)                               5.90                  11/01/2021                   5,733
     21,204   CC Holdings GS V, LLC / Crown Castle III
                Corp.                                                3.85                   4/15/2023                  22,477
      3,970   Communications Sales & Leasing, Inc. (b)               5.00                  10/24/2022                   3,905
      6,000   EPR Properties                                         7.75                   7/15/2020                   6,967
                                                                                                                  -----------
                                                                                                                       44,268
                                                                                                                  -----------
              SPECIALIZED FINANCE (0.3%)
     10,000   S&P Global, Inc.                                       4.00                   6/15/2025                  10,611
                                                                                                                  -----------
              THRIFTS & MORTGAGE FINANCE (0.3%)
     10,000   EverBank Financial Corp.                               5.75                   7/02/2025                  10,108
                                                                                                                  -----------
              Total Financials                                                                                        813,364
                                                                                                                  -----------
              HEALTH CARE (1.3%)
              ------------------
              BIOTECHNOLOGY (0.2%)
      5,000   Baxalta, Inc. (a)                                      4.00                   6/23/2025                   5,173
                                                                                                                  -----------
              MANAGED HEALTH CARE (0.1%)
      5,000   UnitedHealth Group, Inc.                               3.10                   3/15/2026                   5,159
                                                                                                                  -----------
              PHARMACEUTICALS (1.0%)
     10,000   Actavis Funding SCS                                    3.80                   3/15/2025                  10,285
      5,000   Mallinckrodt International Finance S.A.                4.75                   4/15/2023                   4,102
      5,000   Mylan N.V. (a)                                         3.75                  12/15/2020                   5,178
      1,000   Pfizer, Inc.                                           6.05                   3/30/2017                   1,048
     15,000   Zoetis, Inc.                                           3.25                   2/01/2023                  15,137
                                                                                                                  -----------
                                                                                                                       35,750
                                                                                                                  -----------
              Total Health Care                                                                                        46,082
                                                                                                                  -----------
              INDUSTRIALS (5.8%)
              ------------------
              AEROSPACE & DEFENSE (0.9%)
     10,000   L-3 Communications Corp.                               5.20                  10/15/2019                  10,837
     15,000   Lockheed Martin Corp.                                  3.60                   3/01/2035                  15,159

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
$     5,000   United Technologies Corp.                              3.10%                  6/01/2022             $     5,295
                                                                                                                  -----------
                                                                                                                       31,291
                                                                                                                  -----------
              AIR FREIGHT & LOGISTICS (0.3%)
     10,000   FedEx Corp.                                            3.90                   2/01/2035                   9,814
                                                                                                                  -----------
              AIRLINES (1.8%)
         55   America West Airlines, Inc. Pass-Through Trust         6.87                   7/02/2018                      56
        744   America West Airlines, Inc. Pass-Through Trust
                (INS)(c)                                             7.93                   7/02/2020                     791
      8,754   American Airlines, Inc. Pass-Through Trust             4.00                   1/15/2027                   9,017
      3,255   Continental Airlines, Inc. Pass-Through Trust          9.00                   1/08/2018                   3,324
        564   Continental Airlines, Inc. Pass-Through Trust          6.55                   8/02/2020                     599
        577   Continental Airlines, Inc. Pass-Through Trust
                (INS)                                                6.24                   9/15/2021                     612
      9,376   Continental Airlines, Inc. Pass-Through Trust          4.15                  10/11/2025                   9,763
      9,016   Hawaiian Airlines, Inc. Pass-Through Trust             3.90                   1/15/2026                   8,928
      6,657   United Airlines, Inc. Pass-Through Trust               4.63                   3/03/2024                   6,615
      4,635   United Airlines, Inc. Pass-Through Trust               4.30                   2/15/2027                   4,884
      1,018   US Airways Group, Inc. Pass-Through Trust
                (INS)                                                7.08                   9/20/2022                   1,082
      3,386   US Airways Group, Inc. Pass-Through Trust              6.25                  10/22/2024                   3,763
      2,175   US Airways Group, Inc. Pass-Through Trust (c)          7.13                   4/22/2025                   2,547
      9,046   US Airways Group, Inc. Pass-Through Trust              3.95                   5/15/2027                   9,329
                                                                                                                  -----------
                                                                                                                       61,310
                                                                                                                  -----------
              BUILDING PRODUCTS (0.1%)
      1,000   USG Corp.                                              6.30                  11/15/2016                   1,029
      1,000   USG Corp.                                              9.75                   1/15/2018                   1,128
                                                                                                                  -----------
                                                                                                                        2,157
                                                                                                                  -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
      4,925   Terex Corp. (b)                                        3.50                   8/13/2021                   4,851
                                                                                                                  -----------
              INDUSTRIAL CONGLOMERATES (0.2%)
      5,921   General Electric Co.                                   5.00                           -(f)                6,158
                                                                                                                  -----------
              INDUSTRIAL MACHINERY (0.7%)
      5,000   CNH Industrial Capital, LLC                            3.88                   7/16/2018                   5,025
     10,000   CNH Industrial Capital, LLC                            3.38                   7/15/2019                   9,900
      1,500   SPX Flow, Inc.                                         6.88                   9/01/2017                   1,558
      6,000   Stanley Black & Decker, Inc.                           5.75                  12/15/2053                   6,338
                                                                                                                  -----------
                                                                                                                       22,821
                                                                                                                  -----------
              RAILROADS (0.3%)
      1,700   Union Pacific Corp.                                    3.25                   1/15/2025                   1,812
     10,000   Union Pacific Corp.                                    2.75                   3/01/2026                  10,251
                                                                                                                  -----------
                                                                                                                       12,063
                                                                                                                  -----------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
      7,000   ILFC E-Capital Trust I (a),(c)                         4.24 (e)              12/21/2065                   5,757
      2,000   ILFC E-Capital Trust II (a)                            4.49 (e)              12/21/2065                   1,650
      6,000   International Lease Finance Corp. (a)                  7.13                   9/01/2018                   6,597
                                                                                                                  -----------
                                                                                                                       14,004
                                                                                                                  -----------
              TRUCKING (1.0%)
      1,000   ERAC USA Finance, LLC (a)                              6.20                  11/01/2016                   1,024
      5,000   ERAC USA Finance, LLC (a)                              3.30                  10/15/2022                   5,139
     20,000   Penske Truck Leasing Co., LP (a)                       4.25                   1/17/2023                  20,560
      5,000   Ryder System, Inc.                                     3.45                  11/15/2021                   5,135
      1,955   YRC Worldwide, Inc. (b)                                8.00                   2/13/2019                   1,740
                                                                                                                  -----------
                                                                                                                       33,598
                                                                                                                  -----------
              Total Industrials                                                                                       198,067
                                                                                                                  -----------

================================================================================

7  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.7%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
$    10,000   Cisco Systems, Inc.                                    2.60%                  2/28/2023             $    10,395
                                                                                                                  -----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
      5,000   Molex Electronic Technologies, LLC (a)                 3.90                   4/15/2025                   4,894
                                                                                                                  -----------
              SEMICONDUCTORS (0.3%)
     10,000   Qualcomm, Inc.                                         3.45                   5/20/2025                  10,390
                                                                                                                  -----------
              Total Information Technology                                                                             25,679
                                                                                                                  -----------
              MATERIALS (2.4%)
              ----------------
              ALUMINUM (0.3%)
     10,000   Alcoa, Inc.                                            5.40                   4/15/2021                  10,188
                                                                                                                  -----------
              CONSTRUCTION MATERIALS (0.3%)
      3,000   CRH America, Inc.                                      5.75                   1/15/2021                   3,372
      5,000   Martin Marietta Materials, Inc.                        4.25                   7/02/2024                   5,229
                                                                                                                  -----------
                                                                                                                        8,601
                                                                                                                  -----------
              DIVERSIFIED CHEMICALS (0.0%)
      1,000   E.I. du Pont de Nemours & Co.                          6.00                   7/15/2018                   1,100
                                                                                                                  -----------
              DIVERSIFIED METALS & MINING (0.2%)
      8,000   Freeport-McMoRan, Inc.                                 3.55                   3/01/2022                   6,720
                                                                                                                  -----------
              METAL & GLASS CONTAINERS (0.1%)
      1,000   Ball Corp.                                             5.00                   3/15/2022                   1,053
      2,500   Ball Corp.                                             5.25                   7/01/2025                   2,639
                                                                                                                  -----------
                                                                                                                        3,692
                                                                                                                  -----------
              PAPER PACKAGING (0.7%)
      3,000   International Paper Co.                                7.50                   8/15/2021                   3,671
      5,000   International Paper Co. (c)                            4.75                   2/15/2022                   5,569
      5,000   International Paper Co.                                3.80                   1/15/2026                   5,229
      5,153   Sealed Air Corp. (a)                                   6.88                   7/15/2033                   5,475
      5,000   WestRock RKT Co.                                       4.45                   3/01/2019                   5,244
                                                                                                                  -----------
                                                                                                                       25,188
                                                                                                                  -----------
              PAPER PRODUCTS (0.1%)
      3,000   Georgia-Pacific, LLC                                   7.25                   6/01/2028                   3,944
                                                                                                                  -----------
              STEEL (0.7%)
      2,000   Allegheny Technologies, Inc.                           9.38                   6/01/2019                   1,940
     10,000   Allegheny Technologies, Inc.                           5.95                   1/15/2021                   8,300
      3,000   Allegheny Technologies, Inc.                           7.88                   8/15/2023                   2,475
      2,000   Carpenter Technology Corp. (c)                         5.20                   7/15/2021                   1,978
      8,000   Worthington Industries, Inc.                           4.55                   4/15/2026                   8,106
                                                                                                                  -----------
                                                                                                                       22,799
                                                                                                                  -----------
              Total Materials                                                                                          82,232
                                                                                                                  -----------
              MUNICIPAL BONDS (0.3%)
              ----------------------
              EDUCATION (0.1%)
      3,000   Rensselaer Polytechnic Institute                       5.60                   9/01/2020                   3,417
                                                                                                                  -----------
              HOSPITAL (0.2%)
      5,000   Bon Secours Charity Health System, Inc.                5.25                  11/01/2025                   5,177
      3,000   Novant Health, Inc.                                    5.35                  11/01/2016                   3,067
                                                                                                                  -----------
                                                                                                                        8,244
                                                                                                                  -----------
              MISCELLANEOUS (0.0%)
       511    Keenan Dev. Association of Tennessee, LLC
                (INS)(a)                                             5.02                   7/15/2028                     560
                                                                                                                  -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
              Total Municipal Bonds                                                                               $    12,221
                                                                                                                  -----------
              TELECOMMUNICATION SERVICES (1.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
$    10,000   AT&T, Inc.                                             4.50%                  5/15/2035                  10,089
      2,000   CenturyLink, Inc.                                      6.45                   6/15/2021                   2,050
      5,000   CenturyLink, Inc.                                      5.80                   3/15/2022                   4,956
      2,000   CenturyLink, Inc.                                      6.75                  12/01/2023                   1,978
      3,301   Frontier Communications Corp.                          8.25                   4/15/2017                   3,481
      3,000   Frontier Communications Corp.                          6.25                   9/15/2021                   2,805
      5,000   Frontier Communications Corp. (a)                     11.00                   9/15/2025                   5,069
      6,000   Qwest Corp. (c)                                        6.75                  12/01/2021                   6,496
      2,000   Windstream Services, LLC                               7.88                  11/01/2017                   2,107
                                                                                                                  -----------
                                                                                                                       39,031
                                                                                                                  -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      4,831   Grain Spectrum Funding II (a)                          3.29                  10/10/2034                   4,704
      1,500   SBA Telecommunications, Inc.                           5.75                   7/15/2020                   1,552
                                                                                                                  -----------
                                                                                                                        6,256
                                                                                                                  -----------
              Total Telecommunication Services                                                                         45,287
                                                                                                                  -----------
              UTILITIES (7.0%)
              ----------------
              ELECTRIC UTILITIES (4.2%)
      7,876   Bruce Mansfield Unit Pass-Through Trust                6.85                   6/01/2034                   7,578
      2,000   Cleveland Electric Illuminating Co.                    8.88                  11/15/2018                   2,354
      2,000   Commonwealth Edison Co.                                5.80                   3/15/2018                   2,163
     10,000   Duke Energy Carolinas, LLC                             2.50                   3/15/2023                  10,212
      1,045   Duke Energy Progress, Inc.                             6.13                   9/15/2033                   1,321
     13,000   Duquesne Light Holdings, Inc. (a)                      6.40                   9/15/2020                  14,842
      3,500   Duquesne Light Holdings, Inc. (a)                      5.90                  12/01/2021                   3,968
     10,000   Entergy Texas, Inc.                                    2.55                   6/01/2021                  10,124
        153   FPL Energy National Wind, LLC (a)                      5.61                   3/10/2024                     146
      5,000   Georgia Power Co.                                      3.25                   4/01/2026                   5,192
      3,000   Great Plains Energy, Inc.                              6.88                   9/15/2017                   3,162
      2,000   Indiana Michigan Power Co.                             7.00                   3/15/2019                   2,262
     12,500   IPALCO Enterprises, Inc. (g)                           5.00                   5/01/2018                  13,172
      2,000   Metropolitan Edison Co.                                7.70                   1/15/2019                   2,270
      1,000   Nevada Power Co.                                       6.50                   5/15/2018                   1,103
     14,000   NextEra Energy Capital Holdings, Inc.                  6.35 (e)              10/01/2066                  10,500
      1,000   NextEra Energy Capital Holdings, Inc.                  7.30                   9/01/2067                     942
      3,000   NV Energy, Inc.                                        6.25                  11/15/2020                   3,529
      2,000   Oglethorpe Power Corp.                                 6.10                   3/15/2019                   2,219
      5,000   Oncor Electric Delivery Co., LLC                       3.75                   4/01/2045                   4,777
      5,000   Pacific Gas & Electric Co.                             2.95                   3/01/2026                   5,130
     15,000   PPL Capital Funding, Inc.                              6.70                   3/30/2067                  11,608
      3,000   Public Service Co. of New Mexico                       7.95                   5/15/2018                   3,345
      6,900   Southern California Edison Co.                         6.25                           -(f)                7,587
      4,000   Texas - New Mexico Power Co. (a)                       9.50                   4/01/2019                   4,720
     10,000   Xcel Energy, Inc.                                      3.30                   6/01/2025                  10,379
                                                                                                                  -----------
                                                                                                                      144,605
                                                                                                                  -----------
              GAS UTILITIES (0.9%)
      2,000   Atmos Energy Corp.                                     6.35                   6/15/2017                   2,104
      1,000   Atmos Energy Corp.                                     8.50                   3/15/2019                   1,182
      8,110   Black Hills Gas, LLC (a)                               5.90                   4/01/2017                   8,276
      4,000   National Fuel Gas Co. (c)                              4.90                  12/01/2021                   4,096
     10,000   National Fuel Gas Co.                                  3.75                   3/01/2023                   9,317
      1,000   National Fuel Gas Co.                                  7.38                   6/13/2025                   1,169
      2,000   Southern Natural Gas Co., LLC (a)                      5.90                   4/01/2017                   2,058
      1,000   Southern Star Central Gas Pipeline, Inc. (a)           6.00                   6/01/2016                   1,002
                                                                                                                  -----------
                                                                                                                       29,204
                                                                                                                  -----------

================================================================================

9  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
$       877   DPL, Inc.                                              6.50%                 10/15/2016             $       896
                                                                                                                  -----------
              MULTI-UTILITIES (1.6%)
      1,000   Ameren Illinois Co.                                    6.13                  11/15/2017                   1,073
      2,000   Ameren Illinois Co.                                    9.75                  11/15/2018                   2,389
      3,000   Black Hills Corp.                                      5.88                   7/15/2020                   3,377
      5,000   Black Hills Corp.                                      3.95                   1/15/2026                   5,256
      2,000   CMS Energy Corp.                                       6.25                   2/01/2020                   2,291
      3,000   CMS Energy Corp.                                       5.05                   3/15/2022                   3,389
      5,000   Consumers Energy Co.                                   2.85                   5/15/2022                   5,156
      6,050   Dominion Resources, Inc.                               7.50 (e)               6/30/2066                   5,097
      8,000   Dominion Resources, Inc.                               2.93 (e)               9/30/2066                   5,625
      8,000   Puget Sound Energy, Inc.                               6.97                   6/01/2067                   6,140
      2,000   Sempra Energy                                          9.80                   2/15/2019                   2,420
     14,500   WEC Energy Group, Inc.                                 6.25                   5/15/2067                  12,035
                                                                                                                  -----------
                                                                                                                       54,248
                                                                                                                  -----------
              WATER UTILITIES (0.3%)
     10,000   Aquarion Co., Inc. (a)                                 4.00                   8/15/2024                  10,422
                                                                                                                  -----------
              Total Utilities                                                                                         239,375
                                                                                                                  -----------
              Total Corporate Obligations (cost: $1,953,976)                                                        1,963,402
                                                                                                                  -----------
              EURODOLLAR AND YANKEE OBLIGATIONS (17.4%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
      5,000   Daimler Finance, N.A., LLC (a)                         2.25                   7/31/2019                   5,088
                                                                                                                  -----------
              PUBLISHING (0.1%)
      4,622   Pearson Funding Four plc (a)                           3.75                   5/08/2022                   4,623
                                                                                                                  -----------
              Total Consumer Discretionary                                                                              9,711
                                                                                                                  -----------
              CONSUMER STAPLES (2.1%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
      8,000   Viterra, Inc. (a)                                      5.95                   8/01/2020                   8,033
                                                                                                                  -----------
              BREWERS (0.6%)
     15,000   Anheuser-Busch InBev Worldwide, Inc.                   3.65                   2/01/2026                  15,830
      5,000   SABMiller Holdings, Inc. (a)                           3.75                   1/15/2022                   5,346
                                                                                                                  -----------
                                                                                                                       21,176
                                                                                                                  -----------
              DISTILLERS & VINTNERS (0.5%)
     10,000   JB y Co. S.A. De C.V. (a)                              3.75                   5/13/2025                  10,162
      5,000   Pernod Ricard S.A. (a)                                 2.95                   1/15/2017                   5,054
                                                                                                                  -----------
                                                                                                                       15,216
                                                                                                                  -----------
              FOOD RETAIL (0.0%)
        535   Ahold Lease USA, Inc. Pass-Through Trust               7.82                   1/02/2020                     578
                                                                                                                  -----------
              PACKAGED FOODS & MEAT (0.2%)
      4,713   JBS S.A.                                              10.50                   8/04/2016                   4,801
                                                                                                                  -----------
              TOBACCO (0.6%)
     10,000   BAT International Finance plc (a)                      3.25                   6/07/2022                  10,574
     10,000   Imperial Brands Finance plc (a)                        4.25                   7/21/2025                  10,787
                                                                                                                  -----------
                                                                                                                       21,361
                                                                                                                  -----------
              Total Consumer Staples                                                                                   71,165
                                                                                                                  -----------
              ENERGY (1.1%)
              -------------
              INTEGRATED OIL & GAS (0.5%)
      1,000   Husky Energy, Inc.                                     7.25                  12/15/2019                   1,117

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
$    10,000   Petrobras Global Finance B.V.                          4.88%                  3/17/2020             $     8,900
      5,000   Petroleos Mexicanos Co.                                4.50                   1/23/2026                   4,770
                                                                                                                  -----------
                                                                                                                       14,787
                                                                                                                  -----------
              OIL & GAS DRILLING (0.0%)
      1,115   QGOG Atlantic/Alaskan Rigs Ltd. (a),(c)                5.25                   7/30/2019                     886
                                                                                                                  -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      1,500   Repsol Oil & Gas Canada, Inc.                          7.75                   6/01/2019                   1,623
      2,000   Woodside Finance Ltd. (a)                              4.60                   5/10/2021                   2,108
                                                                                                                  -----------
                                                                                                                        3,731
                                                                                                                  -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      5,000   APT Pipelines Ltd. (a)                                 4.20                   3/23/2025                   4,984
      1,275   Nakilat, Inc. (a)                                      6.07                  12/31/2033                   1,458
      2,000   TransCanada PipeLines Ltd.                             7.13                   1/15/2019                   2,248
     11,860   TransCanada PipeLines Ltd.                             6.35                   5/15/2067                   8,183
                                                                                                                  -----------
                                                                                                                       16,873
                                                                                                                  -----------
              Total Energy                                                                                             36,277
                                                                                                                  -----------
              FINANCIALS (5.9%)
              -----------------
              DIVERSIFIED BANKS (3.3%)
     10,000   Abbey National Treasury Services plc                   3.05                   8/23/2018                  10,314
     10,000   ABN AMRO Bank N.V. (a)                                 4.75                   7/28/2025                  10,259
     10,000   ABN AMRO Bank N.V. (a)                                 4.80                   4/18/2026                  10,245
      2,450   Barclays Bank plc                                      1.13 (e)                       -(f)                1,323
      3,000   BayernLB Capital Trust l                               6.20                           -(f)                2,913
     10,000   Cooperatieve Rabobank U.A.                             3.88                   2/08/2022                  10,773
      8,451   Cooperatieve Rabobank U.A.                             3.95                  11/09/2022                   8,708
     10,000   HSBC Bank plc                                          1.13 (e)                       -(f)                5,316
      5,000   Lloyds Bank plc                                        4.20                   3/28/2017                   5,134
     10,000   Nordea Bank AB (a)                                     4.25                   9/21/2022                  10,421
      4,500   Rabobank Nederland                                     1.70                   3/19/2018                   4,533
      4,000   Royal Bank of Scotland Group plc                       7.64                           -(f)                3,758
     10,000   Royal Bank of Scotland Group plc                       9.50                   3/16/2022                  10,602
      6,560   Santander Bank, N.A.                                   8.75                   5/30/2018                   7,359
      5,000   Santander UK plc (a)                                   5.00                  11/07/2023                   5,216
      7,500   Swedbank AB                                            2.65                   3/10/2021                   7,662
                                                                                                                  -----------
                                                                                                                      114,536
                                                                                                                  -----------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
     10,000   Credit Suisse Group Funding Guernsey Ltd. (a)          4.55                   4/17/2026                  10,230
                                                                                                                  -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
      4,500   Brookfield Asset Management, Inc.                      5.80                   4/25/2017                   4,669
                                                                                                                  -----------
              LIFE & HEALTH INSURANCE (0.2%)
      7,000   Great-West Life & Annuity Insurance Capital,
                LP (a),(c)                                           7.15 (e)               5/16/2046                   6,230
                                                                                                                  -----------
              MULTI-LINE INSURANCE (0.4%)
     15,000   ZFS Finance USA Trust II (a)                           6.45 (e)              12/15/2065                  15,151
                                                                                                                  -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
      7,000   ING Bank N.V. (a)                                      3.75                   3/07/2017                   7,149
                                                                                                                  -----------
              PROPERTY & CASUALTY INSURANCE (0.9%)
     20,056   QBE Capital Funding III Ltd. (a)                       7.25                   5/24/2041                  22,061
      5,000   XLIT Ltd.                                              6.50                           -(f)                3,513
      5,000   XLIT Ltd.                                              4.45                   3/31/2025                   5,034
                                                                                                                  -----------
                                                                                                                       30,608
                                                                                                                  -----------
              REINSURANCE (0.2%)
      5,000   Swiss Re Capital I, LP (a)                             6.85 (e)                       -(f)                5,018
                                                                                                                  -----------

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
              REITs - RETAIL (0.3%)
$    10,750   WEA Finance, LLC/Westfield UK & Europe
                Finance plc (a)                                      3.75%                  9/17/2024             $    11,004
                                                                                                                  -----------
              Total Financials                                                                                        204,595
                                                                                                                  -----------
              GOVERNMENT (0.3%)
              -----------------
              FOREIGN GOVERNMENT (0.3%)
     10,000   Republic of Italy                                      5.38                   6/15/2033                  11,705
                                                                                                                  -----------
              INDUSTRIALS (3.8%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
     10,000   BAE Systems Holdings, Inc. (a)                         3.85                  12/15/2025                  10,414
                                                                                                                  -----------
              AIRLINES (1.5%)
      5,000   Air Canada Pass-Through Trust (a)                      5.00                   3/15/2020                   4,706
      4,232   Air Canada Pass-Through Trust (a)                      5.38                  11/15/2022                   4,228
      9,701   Air Canada Pass-Through Trust (a)                      3.88                   9/15/2024                   9,373
      9,046   Air Canada Pass-Through Trust (a)                      4.13                  11/15/2026                   9,284
      6,000   Air Canada Pass-Through Trust (a)                      3.75                   6/15/2029                   5,992
     13,870   British Airways Pass-Through Trust (a)                 4.63                  12/20/2025                  14,581
      2,990   Virgin Australia Trust (a)                             6.00                   4/23/2022                   3,039
                                                                                                                  -----------
                                                                                                                       51,203
                                                                                                                  -----------
              AIRPORT SERVICES (0.7%)
     10,000   Heathrow Funding Ltd. (a)                              4.88                   7/15/2023                  10,822
     10,000   Sydney Airport Finance Co. Proprietary Ltd. (a)        3.90                   3/22/2023                  10,510
      2,000   Sydney Airport Finance Co. Proprietary Ltd.            3.63                   4/28/2026                   2,018
                                                                                                                  -----------
                                                                                                                       23,350
                                                                                                                  -----------
              DIVERSIFIED SUPPORT SERVICES (0.2%)
      5,500   Brambles USA, Inc. (a)                                 4.13                  10/23/2025                   5,720
                                                                                                                  -----------
              INDUSTRIAL CONGLOMERATES (0.7%)
      2,000   Hutchison Whampoa International Ltd. (a)               4.63                   1/13/2022                   2,219
     20,000   Siemens Financieringsmaatschappij N.V. (a)             3.25                   5/27/2025                  21,217
      1,000   Siemens Financieringsmaatschappij N.V. (a)             6.13                   8/17/2026                   1,300
                                                                                                                  -----------
                                                                                                                       24,736
                                                                                                                  -----------
              RAILROADS (0.3%)
      4,261   Asciano Finance Ltd. (a)                               4.63                   9/23/2020                   4,255
      8,000   Canadian National Railway Co.                          2.75                   3/01/2026                   8,249
                                                                                                                  -----------
                                                                                                                       12,504
                                                                                                                  -----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
      3,000   Aercap Ireland Cap Ltd.                                4.63                   7/01/2022                   3,116
                                                                                                                  -----------
              Total Industrials                                                                                       131,043
                                                                                                                  -----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
      5,000   Tyco Electronics Group S.A.                            3.50                   2/03/2022                   5,188
                                                                                                                  -----------
              MATERIALS (3.3%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
     10,000   Braskem Finance Ltd.                                   6.45                   2/03/2024                   9,875
                                                                                                                  -----------
              DIVERSIFIED CHEMICALS (0.1%)
      3,000   Incitec Pivot Finance, LLC (a),(c)                     6.00                  12/10/2019                   3,256
                                                                                                                  -----------
              DIVERSIFIED METALS & MINING (0.7%)
      5,000   Anglo American Capital plc (a)                         2.63                   9/27/2017                   4,975
      5,000   Anglo American Capital plc (a)                         4.13                   4/15/2021                   4,642
     10,000   Glencore Funding, LLC (a)                              2.50                   1/15/2019                   9,600

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)(p)      SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
$     3,000   Southern Copper Corp.                                  3.88%                  4/23/2025             $     2,934
      5,000   Teck Resources Ltd.                                    3.75                   2/01/2023                   3,875
                                                                                                                  -----------
                                                                                                                       26,026
                                                                                                                  -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     10,000   Potash Corp. of Saskatchewan, Inc.                     3.00                   4/01/2025                   9,798
                                                                                                                  -----------
              GOLD (0.9%)
      2,000   Barrick Gold Corp.                                     6.95                   4/01/2019                   2,216
      3,605   Barrick North America Finance, LLC                     6.80                   9/15/2018                   3,924
     15,000   Goldcorp, Inc.                                         3.70                   3/15/2023                  14,980
     10,000   Kinross Gold Corp.                                     5.95                   3/15/2024                   9,475
                                                                                                                  -----------
                                                                                                                       30,595
                                                                                                                  -----------
              PAPER PACKAGING (0.1%)
      3,000   Smurfit Kappa Acquisitions (a)                         4.88                   9/15/2018                   3,158
                                                                                                                  -----------
              PAPER PRODUCTS (0.1%)
      5,000   Amcor Finance USA, Inc. (a)                            3.63                   4/28/2026                   5,046
                                                                                                                  -----------
              PRECIOUS METALS & MINERALS (0.3%)
     10,000   Fresnillo plc (a)                                      5.50                  11/13/2023                  10,675
                                                                                                                  -----------
              STEEL (0.5%)
      3,000   ArcelorMittal                                          6.13                   6/01/2018                   3,118
      2,000   ArcelorMittal                                          6.50                   3/01/2021                   2,055
      4,000   ArcelorMittal                                          7.25                   2/25/2022                   4,228
      2,000   Vale Overseas Ltd.                                     4.63                   9/15/2020                   1,945
      5,000   Vale Overseas Ltd.                                     4.38                   1/11/2022                   4,650
                                                                                                                  -----------
                                                                                                                       15,996
                                                                                                                  -----------
              Total Materials                                                                                         114,425
                                                                                                                  -----------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
      6,000   EDP Finance B.V. (a)                                   4.13                   1/15/2020                   6,155
     10,000   Electricite De France S.A. (a)                         5.25                           -(f)                9,677
                                                                                                                  -----------
                                                                                                                       15,832
                                                                                                                  -----------
              Total Utilities                                                                                          15,832
                                                                                                                  -----------
              Total Eurodollar and Yankee Obligations (cost: $5992,473)                                               599,941
                                                                                                                  -----------
              FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
CAD  15,000   Province of Alberta (cost: $14,588)                    2.55                  12/15/2022                  12,428
                                                                                                                  -----------
              ASSET-BACKED SECURITIES (1.4%)

              FINANCIALS (0.9%)
              -----------------
              ASSET-BACKED FINANCING (0.9%)
      1,000   Citibank Credit Card Issuance Trust                    5.65                   9/20/2019                   1,063
      5,000   GE Capital Credit Card Master Note Trust               4.47                   3/15/2020                   5,134
      2,000   Hertz Vehicle Financing, LLC (a)                       6.44                   2/25/2019                   2,093
      2,316   Hertz Vehicle Financing, LLC                           3.95                   9/25/2019                   2,264
      5,000   Race Point CLO Ltd. (h),(i)                            2.23 (e)               7/25/2028                   5,000
      5,000   Race Point CLO Ltd. (h),(i)                            2.98 (e)               7/25/2028                   5,000
      5,289   SLM Student Loan Trust                                 1.00 (e)               4/25/2025                   5,224
      1,062   SLM Student Loan Trust                                 1.19 (e)              10/25/2038                     925
      1,166   Trinity Rail Leasing, LP (INS)(a)                      5.27                   8/14/2027                   1,222
      3,195   Trinity Rail Leasing, LP (a),(h)                       5.90                   5/14/2036                   3,392
                                                                                                                  -----------
                                                                                                                       31,317
                                                                                                                  -----------
              Total Financials                                                                                         31,317
                                                                                                                  -----------

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
$    15,000   Hawaii Dept. of Business Economic Dev. &
                Tourism                                              3.24%                  1/01/2031             $    15,596
                                                                                                                  -----------
              Total Asset-Backed Securities (cost: $45,755)                                                            46,913
                                                                                                                  -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
      2,561   Structured Asset Mortgage Investments, Inc.
                (cost: $2,377)                                       0.94 (e)               7/19/2035                   2,355
                                                                                                                  -----------
              COMMERCIAL MORTGAGE SECURITIES (8.7%)

              FINANCIALS (8.7%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (7.8%)
      1,000   Banc of America Commercial Mortgage, Inc.              5.52                  11/10/2042                     996
        813   Banc of America Commercial Mortgage, Inc.              5.52                  11/10/2042                     812
        809   Banc of America Commercial Mortgage, Inc.              6.03                   5/10/2045                     809
      4,920   Banc of America Commercial Mortgage, Inc.              6.03                   5/10/2045                   4,917
      4,200   Banc of America Commercial Mortgage, Inc.              5.42                  10/10/2045                   4,180
      5,980   Banc of America Commercial Mortgage, Inc.              6.48                   2/10/2051                   6,353
      3,000   BCRR Trust (a)                                         5.86                   7/17/2040                   3,090
         92   Bear Stearns Commercial Mortgage Securities, Inc.      5.00                   2/11/2041                      92
      3,815   Bear Stearns Commercial Mortgage Securities, Inc.      5.21                   2/11/2041                   3,813
        246   Bear Stearns Commercial Mortgage Securities, Inc.      4.99                   9/11/2042                     246
      4,951   Bear Stearns Commercial Mortgage Securities, Inc.      5.33                   2/11/2044                   5,053
      7,000   CFCRE Commercial Mortgage Trust (a)                    5.76                  12/15/2047                   8,120
      5,000   Citigroup Commercial Mortgage Trust                    6.34                  12/10/2049                   5,144
        272   Citigroup/Deutsche Bank Commercial Mortgage
                Trust                                                5.53                   1/15/2046                     272
      6,000   Commercial Mortgage Trust                              5.38                  12/10/2046                   5,794
      5,000   Commercial Mortgage Trust (a)                          5.54                  12/11/2049                   5,060
      3,000   Commercial Mortgage Trust (a)                          5.54                  12/11/2049                   3,059
      3,819   Credit Suisse Commercial Mortgage Trust                5.38                   2/15/2040                   3,874
      1,950   DB-UBS Mortgage Trust (a),(c)                          5.63                   8/10/2044                   2,212
     10,400   Freddie Mac (+)                                        3.06                  12/25/2024                  11,030
     10,000   Freddie Mac (+)                                        2.81                   1/25/2025                  10,411
     11,885   Freddie Mac (+)                                        3.33                   8/25/2025                  12,852
      2,295   GE Capital Commercial Mortgage Corp.                   5.62                  11/10/2045                   2,294
      5,000   GE Capital Commercial Mortgage Corp.                   5.62                  11/10/2045                   4,636
      1,554   GMAC Commercial Mortgage Securities, Inc.              4.81                   5/10/2043                   1,438
      5,000   Greenwich Capital Commercial Funding Corp.             6.13                   7/10/2038                   5,005
      1,683   Greenwich Capital Commercial Funding Corp.             5.44                   3/10/2039                   1,712
      3,000   GS Mortgage Securities Trust (a)                       4.95                   1/10/2045                   3,407
      1,656   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     4.99                   9/12/2037                   1,660
        578   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     4.84                   7/15/2042                     578
      4,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (a)                                 5.74                  11/15/2043                   4,294
      5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.46                  12/12/2043                   4,908
      5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     6.15                   4/17/2045                   3,765

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
$     3,465   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     6.15%                  4/17/2045             $     3,464
     10,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     3.51                   5/15/2045                  10,710
      4,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.48                   5/15/2045                   3,994
      5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (a)                                 5.50                   8/15/2046                   5,735
      8,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     5.37                   5/15/2047                   7,981
      2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                     6.21                   2/15/2051                   2,086
      1,842   LB-UBS Commercial Mortgage Trust (c)                   5.35                  11/15/2038                   1,856
      7,750   LB-UBS Commercial Mortgage Trust                       5.38                  11/15/2038                   7,847
      6,000   LB-UBS Commercial Mortgage Trust                       5.41                   9/15/2039                   6,057
      4,396   LB-UBS Commercial Mortgage Trust                       5.28                   2/15/2041                   4,387
        811   Merrill Lynch Mortgage Trust                           5.68                   7/12/2038                     809
      3,000   Merrill Lynch Mortgage Trust                           5.92                   5/12/2039                   2,986
      2,000   Merrill Lynch Mortgage Trust (a)                       6.48                   2/12/2051                   2,094
      2,000   Merrill Lynch Mortgage Trust                           6.48                   2/12/2051                   2,099
      2,000   Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                       6.10                   6/12/2046                   2,003
      2,475   Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                       5.38                   8/12/2048                   2,517
      5,000   Morgan Stanley Capital I, Inc.                         5.37                  12/15/2043                   5,035
      6,000   Morgan Stanley Capital I, Inc.                         5.79                   7/12/2044                   6,024
      1,889   Morgan Stanley Capital I, Inc.                         4.77                   7/15/2056                   1,888
      5,000   Royal Bank of Scotland Trust (a)                       6.11                   6/16/2049                   5,207
      3,000   TimberStar Trust (a)                                   5.75                  10/15/2036                   3,033
     10,000   UBS Commercial Mortgage Trust                          3.40                   5/10/2045                  10,610
      4,756   UBS-Citigroup Commercial Mortgage Trust (a)            5.15                   1/10/2045                   5,394
      3,612   Wachovia Bank Commercial Mortgage Trust                6.04                   5/15/2043                   3,611
      5,000   Wachovia Bank Commercial Mortgage Trust                5.80                   7/15/2045                   5,024
        838   Wachovia Bank Commercial Mortgage Trust                5.57                  10/15/2048                     843
      3,000   Wachovia Bank Commercial Mortgage Trust                5.60                  10/15/2048                   3,034
      5,000   Wachovia Bank Commercial Mortgage Trust                5.34                  11/15/2048                   5,055
      5,000   Wachovia Bank Commercial Mortgage Trust                5.89                   6/15/2049                   5,151
      3,000   Wells Fargo Commercial Mortgage Trust (a)              5.28                  11/15/2043                   3,318
      6,000   WF-RBS Commercial Mortgage Trust (a)                   5.17                   2/15/2044                   6,630
                                                                                                                  -----------
                                                                                                                      268,368
                                                                                                                  -----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)
    182,723   Fannie Mae (+)                                         0.75                   4/25/2022                   5,261
     42,553   Freddie Mac (+)                                        1.56                  12/25/2021                   2,673
     22,802   Freddie Mac (+)                                        1.84                   3/25/2022                   1,851
     72,196   Freddie Mac (+)                                        1.30                   8/25/2022                   4,758
     70,779   Freddie Mac (+)                                        1.01                  10/25/2022                   3,243
     32,900   J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (j)                                 2.19                  10/15/2045                   2,587
     36,028   Morgan Stanley-BAML Trust (a),(j)                      2.22                  11/15/2045                   2,576
     29,588   UBS Commercial Mortgage Trust (a),(j)                  2.36                   5/10/2045                   2,807
     75,338   WF-RBS Commercial Mortgage Trust (a),(j)               1.88                  12/15/2045                   5,893
                                                                                                                  -----------
                                                                                                                       31,649
                                                                                                                  -----------
              Total Financials                                                                                        300,017
                                                                                                                  -----------
              Total Commercial Mortgage Securities (cost: $293,199)                                                   300,017
                                                                                                                  -----------

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (0.3%)(k)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.3%)
$    10,684   Fannie Mae (+)                                         2.50%                  7/01/2027             $    11,035
        307   Freddie Mac (+) (l)                                    5.00                   9/01/2020                     322
        162   Freddie Mac (+)                                        5.50                   4/01/2036                     182
                                                                                                                  -----------
                                                                                                                       11,539
                                                                                                                  -----------
              Total U.S. Government Agency Issues (cost: $11,253)                                                      11,539
                                                                                                                  -----------
              U.S. TREASURY SECURITIES (7.6%)

              BONDS (3.8%)
     15,775   4.50%, 2/15/2036                                                                                         21,465
     20,000   2.75%, 8/15/2042                                                                                         20,511
      5,000   2.75%, 11/15/2042                                                                                         5,116
      5,000   3.13%, 8/15/2044                                                                                          5,486
     28,000   3.00%, 11/15/2044                                                                                        29,975
     50,000   2.50%, 2/15/2045                                                                                         48,319
                                                                                                                  -----------
                                                                                                                      130,872
                                                                                                                  -----------
              NOTES (3.8%)
     15,000   2.00%, 2/15/2025                                                                                         15,283
     40,000   2.25%, 11/15/2025                                                                                        41,522
     75,000   1.63%, 2/15/2026                                                                                         73,702
                                                                                                                  -----------
                                                                                                                      130,507
                                                                                                                  -----------
              Total U.S. Treasury Securities (cost: $259,681)                                                         261,379
                                                                                                                  -----------
              MUNICIPAL BONDS (4.0%)

              AIRPORT/PORT (0.3%)
      4,975   Chicago Midway Airport                                 5.00                   1/01/2024                   5,957
      2,470   Chicago Midway Airport                                 5.00                   1/01/2025                   2,956
        410   Riverside Financing Auth. (INS)                        5.19                   8/01/2017                     415
                                                                                                                  -----------
                                                                                                                        9,328
                                                                                                                  -----------
              APPROPRIATED DEBT (0.5%)
      3,000   Baltimore Board of School Commissioners                5.69                  12/15/2025                   3,643
        710   Escondido Joint Powers Financing Auth. (INS)           5.53                   9/01/2018                     743
      3,000   Kannapolis                                             7.28                   3/01/2027                   3,263
      5,000   Miami-Dade County School Board (INS)                   5.38                   5/01/2031                   5,805
      4,000   Palm Beach County School Board                         5.40                   8/01/2025                   4,705
                                                                                                                  -----------
                                                                                                                       18,159
                                                                                                                  -----------
              CASINOS & GAMING (0.0%)
      1,305   Mashantucket (Western) Pequot Tribe (m)                7.35                   7/01/2026                     108
                                                                                                                  -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
        380   American Eagle Northwest, LLC (a)                      4.97                  12/15/2018                     405
                                                                                                                  -----------
              EDUCATION (1.0%)
      3,430   Austin CCD                                             6.76                   8/01/2030                   4,365
        485   California State Univ. (INS)                           5.27                  11/01/2017                     503
      1,000   Colorado State Board of Governors Univ.
                Enterprise System                                    4.90                   3/01/2021                   1,121
      3,000   Los Alamitos USD No. 1                                 6.19                   2/01/2026                   3,665
      3,000   Miami Univ.                                            6.67                   9/01/2028                   3,882

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
$    10,000   New Jersey EDA                                         4.45%                  6/15/2020             $    10,337
     10,000   New Jersey EDA                                         5.25                   9/01/2026                  10,866
                                                                                                                  -----------
                                                                                                                       34,739
                                                                                                                  -----------
              GENERAL OBLIGATION (1.0%)
      1,250   Las Virgenes USD                                       5.54                   8/01/2025                   1,487
      3,000   Long Beach USD                                         5.91                   8/01/2025                   3,642
      5,000   New York City                                          6.27                  12/01/2037                   6,775
     10,000   Scranton School District (a)                           4.00                  12/01/2025                  10,034
      5,000   State of Washington                                    5.25                   2/01/2036                   5,856
      4,045   Will County, Illinois                                  3.83                  11/15/2016                   4,103
      1,520   Will County, Illinois                                  4.08                  11/15/2017                   1,583
      1,405   Will County, Illinois                                  4.28                  11/15/2018                   1,493
                                                                                                                  -----------
                                                                                                                       34,973
                                                                                                                  -----------
              MULTIFAMILY HOUSING (0.2%)
      5,000   New York State Mortgage Agency                         4.20                  10/01/2027                   5,192
                                                                                                                  -----------
              SALES TAX (0.1%)
      3,300   Miami-Dade County Transit System                       4.59                   7/01/2021                   3,607
                                                                                                                  -----------
              SPECIAL ASSESSMENT/TAX/FEE (0.7%)
      2,000   Florida State Department of Environmental
                Protection                                           5.76                   7/01/2020                   2,287
      4,700   Harris County                                          4.45                  11/15/2031                   4,803
      1,745   Metropolitan Nashville Airport Auth. (INS)             5.14                   7/01/2018                   1,895
      3,000   New Jersey Transportation Trust Fund Auth.             5.75                  12/15/2028                   3,155
      3,000   New York MTA                                           5.20                  11/15/2018                   3,285
      5,000   New York MTA                                           6.73                  11/15/2030                   6,624
      2,500   New York City Transitional Finance Auth.               5.00                   2/01/2035                   2,888
                                                                                                                  -----------
                                                                                                                       24,937
                                                                                                                  -----------
              WATER UTILITIES (0.1%)
      3,000   Connecticut Dev. Auth.                                 5.50                   4/01/2021                   3,455
                                                                                                                  -----------
              WATER/SEWER UTILITY (0.1%)
      2,500   Tohopekaliga Water Auth. (PRE)                         5.25                  10/01/2036                   3,036
                                                                                                                  -----------
              Total Municipal Bonds (cost: $123,157)                                                                  137,939
                                                                                                                  -----------

NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (2.1%)

              PREFERRED STOCKS (2.1%)

              CONSUMER STAPLES (0.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.8%)
    400,000   CHS, Inc., 7.10%, cumulative redeemable, perpetual                                                       11,125

================================================================================

17  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                                                 MARKET
$(000)/                                                                                                                 VALUE
SHARES        SECURITY                                                                                                  (000)
-----------------------------------------------------------------------------------------------------------------------------
    150,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a),(c)                      $    15,961
                                                                                                                  -----------
                                                                                                                       27,086
                                                                                                                  -----------
              Total Consumer Staples                                                                                   27,086
                                                                                                                  -----------
              FINANCIALS (1.0%)
              -----------------
              DIVERSIFIED BANKS (0.3%)
     87,500   Citigroup Capital XIII, 7.88%                                                                             2,293
     50,000   HSBC Holdings plc, 6.20%, perpetual(c)                                                                    1,295
     36,000   ING Groep N.V., 7.20%, perpetual(c)                                                                         947
      5,000   US Bancorp, 3.50%, perpetual(c)                                                                           4,057
                                                                                                                  -----------
                                                                                                                        8,592
                                                                                                                  -----------
              LIFE & HEALTH INSURANCE (0.3%)
    369,987   Delphi Financial Group, Inc., 7.38%, cumulative redeemable(c)                                             8,984
                                                                                                                  -----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
    $ 3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                                            2,109
                                                                                                                  -----------
              REGIONAL BANKS (0.0%)
      2,000   CoBank ACB, 1.46%, perpetual(a)                                                                           1,320
                                                                                                                  -----------
              REINSURANCE (0.0%)
      2,000   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual*(h),(j)                                      500
                                                                                                                  -----------
              REITs - OFFICE (0.1%)
    160,000   Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                                    4,020
                                                                                                                  -----------
              REITs - RESIDENTIAL (0.2%)
    100,000   Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
              redeemable, perpetual(c)                                                                                  6,522
                                                                                                                  -----------
              Total Financials                                                                                         32,047
                                                                                                                  -----------
              INDUSTRIALS (0.1%)
              ------------------
              OFFICE SERVICES & SUPPLIES (0.1%)
      4,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
              perpetual(a),(c)                                                                                          4,061
                                                                                                                  -----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    200,000   Qwest Corp., 7.38%                                                                                        5,138
                                                                                                                  -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      2,000   Centaur Funding Corp., 9.08%(a),(c)                                                                       2,388
                                                                                                                  -----------
              Total Telecommunication Services                                                                          7,526
                                                                                                                  -----------
              Total Preferred Stocks                                                                                   70,720
                                                                                                                  -----------
              Total Equity Securities (cost: $68,370)                                                                  70,720
                                                                                                                  -----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                                              MARKET
AMOUNT                                                             COUPON                                               VALUE
(000)         SECURITY                                               RATE                    MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.2%)

              COMMERCIAL PAPER (0.2%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              BROADCASTING (0.1%)
$     4,532   Discovery Communications, LLC (a),(n)                  0.85%                  5/02/2016             $     4,532
                                                                                                                  -----------
              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL MACHINERY (0.1%)
      2,512   Pentair Finance S.A. (a),(n)                           1.25                   5/02/2016                   2,512
                                                                                                                  -----------
              Total Commercial Paper                                                                                    7,044
                                                                                                                  -----------

NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.0%)

    469,762   State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (o)                                    470
                                                                                                                  -----------
              Total Money Market Instruments (cost: $7,514)                                                             7,514
                                                                                                                  -----------

              TOTAL INVESTMENTS (COST: $3,372,343)                                                                $ 3,414,147
                                                                                                                  ===========

                                                                                                                 UNREALIZED
 NUMBER OF                                                                        CONTRACT                      APPRECIATION/
  CONTRACTS                                             EXPIRATION                 VALUE                       (DEPRECIATION)
LONG/(SHORT)                                               DATE                    (000)                            (000)
-----------------------------------------------------------------------------------------------------------------------------
              FUTURES (4.1%)
      1,056   10YR U.S. Treasury Note                    6/21/2016              $    137,346                   $       (1,220)
         30   U.S. Treasury Bond                         6/21/2016                     4,899                             (115)
                                                                                ------------                   --------------

              TOTAL FUTURES                                                     $    142,245                   $       (1,335)
                                                                                ============                   ==============

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

($ IN 000s)                                                         VALUATION HIERARCHY
                                                                    -------------------

                                                     (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                                   QUOTED PRICES          OTHER            SIGNIFICANT
                                                     IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                                      MARKETS          OBSERVABLE            INPUTS
                                                   FOR IDENTICAL         INPUTS
ASSETS                                                 ASSETS                                                        TOTAL
--------------------------------------------------------------------------------------------------------------------------
  Corporate Obligations                            $           --      $ 1,963,402        $         --        $  1,963,402
  Eurodollar and Yankee Obligations                            --          599,941                  --             599,941
  Foreign Government Obligations                               --           12,428                  --              12,428
  Asset-Backed Securities                                      --           43,521               3,392              46,913
  Collateralized Mortgage Obligations                          --            2,355                  --               2,355
  Commercial Mortgage Securities                               --          300,017                  --             300,017
  U.S. Government Agency Issues                                --           11,539                  --              11,539
  U.S. Treasury Securities                                261,379               --                  --             261,379
  Municipal Bonds                                              --          137,939                  --             137,939
Equity Securities:
  Preferred Stocks                                          1,295           68,925                 500              70,720
Money Market Instruments:
  Commercial Paper                                             --            7,044                  --               7,044
  Money Market Funds                                          470               --                  --                 470
--------------------------------------------------------------------------------------------------------------------------
Total                                              $      263,144      $ 3,147,111        $      3,892        $  3,414,147
--------------------------------------------------------------------------------------------------------------------------

                                                     (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                                   QUOTED PRICES          OTHER            SIGNIFICANT
                                                     IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                                      MARKETS          OBSERVABLE            INPUTS
                                                   FOR IDENTICAL         INPUTS
LIABILITIES                                         LIABILITIES                                                      TOTAL
--------------------------------------------------------------------------------------------------------------------------
Futures(1)                                         $       (1,335)     $        --        $         --        $     (1,335)
--------------------------------------------------------------------------------------------------------------------------
Total                                              $       (1,335)     $        --        $         --        $     (1,335)
--------------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                              ASSET-BACKED
                                                                SECURITIES                 PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                         $3,596                             $500

Purchases                                                                -                                -

Sales                                                                 (152)                               -

Transfers into Level 3                                                   -                                -

Transfers out of Level 3                                                 -                                -

Net realized gain (loss) on investments                                  4                                -

Change in net unrealized appreciation/(depreciation)
  of investments                                                       (56)                               -
-----------------------------------------------------------------------------------------------------------
Balance as of April 30, 2016                                        $3,392                             $500
-----------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

For the period of August 1, 2015, through April 30, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                              TRANSFERS INTO (OUT OF)          TRANSFERS INTO (OUT OF)        TRANSFERS INTO (OUT OF)
ASSETS ($ IN 000s)                           LEVEL 1                          LEVEL 2                        LEVEL 3
---------------------------------------------------------------------------------------------------------------------
Preferred Stocks              $               (5,208)          $                5,208         $                    -
                              ---------------------------------------------------------------------------------------
Total                         $               (5,208)          $                5,208         $                    -
                              ---------------------------------------------------------------------------------------

Transferred from Level 1 to Level 2 as a result of a misclassification.

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

22  | USAA Intermediate-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

23  | USAA Intermediate-Term Bond Fund

================================================================================

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A3. Additionally, certain bonds are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at April 30, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving

================================================================================

25  | USAA Intermediate-Term Bond Fund

================================================================================

unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $132,239,000 and $90,435,000, respectively, resulting in net unrealized appreciation of $41,804,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,438,353,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.3% of net assets at April 30, 2016.

G. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CAD            Canadian dollars
CCD            Community College District
CLO            Collateralized Loan Obligation
EDA            Economic Development Authority
MTA            Metropolitan Transportation Authority
PRE            Pre-refunded to a date prior to maturity
REIT           Real estate investment trust
USD            Unified School District

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

27  | USAA Intermediate-Term Bond Fund

================================================================================

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2016.
(d) Stepped-coupon security that increases its coupon at the specified date and rate shown in the security's description.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2016.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) At April 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(h) Security was fair valued at April 30, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $13,892,000, which represented 0.4% of the Fund's net assets.
(i) At April 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $10,000,000, of which all were when-issued securities.
(j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2016, was $14,363,000, which represented 0.4% of the Fund's net assets.
(k) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(l) Securities and cash with a value of $2,948,000 are segregated as collateral for initial margin requirements on open futures contracts.
(m) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

(n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(o) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
(p)     In U.S. dollars unless otherwise noted.
*       Non-income-producing security.

================================================================================

29  | USAA Intermediate-Term Bond Fund


-------------------------------------------------------------------------------


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA HIGH INCOME FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48486-0616                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH INCOME FUND
April 30, 2016 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              BONDS (88.0%)

              CORPORATE OBLIGATIONS (62.8%)

              CONSUMER DISCRETIONARY (11.3%)
              -----------------------------
              ADVERTISING (0.5%)
$     1,000   Acosta, Inc. (a)                                        7.75%         10/01/2022          $      932
      1,000   Advantage Sales & Marketing, Inc. (b)                   7.50           7/25/2022                 950
      5,000   Checkout Holding Corp. (b)                              7.75           4/11/2022               3,150
      5,000   Clear Channel Worldwide Holdings, Inc.                  7.63           3/15/2020               4,659
      1,000   Lamar Media Corp. (a)                                   5.75           2/01/2026               1,060
                                                                                                        ----------
                                                                                                            10,751
                                                                                                        ----------
              APPAREL RETAIL (0.9%)
      2,000   Caleres, Inc.                                           6.25           8/15/2023               2,050
     10,000   L Brands, Inc.                                          6.95           3/01/2033              10,350
      2,362   L Brands, Inc.                                          7.60           7/15/2037               2,557
      3,000   The Men's Wearhouse, Inc.                               7.00           7/01/2022               2,640
                                                                                                        ----------
                                                                                                            17,597
                                                                                                        ----------
              AUTO PARTS & EQUIPMENT (0.1%)
      3,000   TI Group Automotive Systems, LLC (a)                    8.75           7/15/2023               2,955
                                                                                                        ----------
              BROADCASTING (0.5%)
      2,240   iHeartCommunications, Inc. (b)                          7.19           1/30/2019               1,683
      4,310   iHeartCommunications, Inc. (b)                          7.94           7/30/2019               3,229
      4,000   Univision Communications, Inc. (a)                      8.50           5/15/2021               4,180
                                                                                                        ----------
                                                                                                             9,092
                                                                                                        ----------
              CABLE & SATELLITE (3.0%)
      5,000   Cablevision Systems Corp.                               8.00           4/15/2020               5,022
      5,000   CCO Holdings, LLC & CCO Holdings Capital
                Corp.                                                 6.63           1/31/2022               5,325
      5,000   CCO Holdings, LLC & CCO Holdings Capital
                Corp.                                                 5.75           1/15/2024               5,256
      5,500   CCO Holdings, LLC & CCO Holdings Capital
                Corp. (a)                                             5.50           5/01/2026               5,624
      5,000   CCOH Safari, LLC (a)                                    5.75           2/15/2026               5,175
      5,000   Neptune Finco Corp. (a)                                10.13           1/15/2023               5,500
     25,000   Neptune Finco Corp. (a)                                10.88          10/15/2025              27,875
                                                                                                        ----------
                                                                                                            59,777
                                                                                                        ----------
              CASINOS & GAMING (2.2%)
      4,000   Caesar's Entertainment Operating Co., Inc. (c)          8.50           2/15/2020               3,630
      9,775   Caesar's Entertainment Resort Properties,
                LLC (b)                                               7.00          10/11/2020               9,265
      2,000   Eldorado Resorts, Inc.                                  7.00           8/01/2023               2,095
      7,500   Golden Nugget Escrow, Inc. (a)                          8.50          12/01/2021               7,819
      2,472   Inn of the Mountain Gods Resort & Casino (a)            9.25          11/30/2020               2,261
      2,000   Isle of Capri Casinos                                   8.88           6/15/2020               2,103
      7,000   MGM Resorts International                               8.63           2/01/2019               7,997
      5,000   Pinnacle Entertainment, Inc.                            8.75           5/15/2020               5,158

================================================================================

1  |  USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
$     2,000   Scientific Games International, Inc. (a)                7.00%          1/01/2022          $    2,049
      3,000   Scientific Games International, Inc.                   10.00          12/01/2022               2,495
                                                                                                        ----------
                                                                                                            44,872
                                                                                                        ----------
              DEPARTMENT STORES (0.3%)
      2,100   Macy's Retail Holdings, Inc.                            7.88           8/15/2036               2,128
      4,985   Neiman Marcus Group Ltd., LLC (b),(d)                   4.25          10/25/2020               4,760
                                                                                                        ----------
                                                                                                             6,888
                                                                                                        ----------
              HOMEBUILDING (0.6%)
      4,000   Beazer Homes USA, Inc. (e)                              9.13           5/15/2019               3,940
      2,000   CalAtlantic Group, Inc.                                 5.88          11/15/2024               2,125
      3,000   KB Home                                                 7.50           9/15/2022               3,078
      3,000   M/I Homes, Inc.                                         6.75           1/15/2021               3,015
                                                                                                        ----------
                                                                                                            12,158
                                                                                                        ----------
              HOMEFURNISHING RETAIL (0.2%)
      3,990   Mattress Holding Corp. (b)                              6.25          10/20/2021               4,005
                                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
      3,000   Royal Caribbean Cruises Ltd.                            5.25          11/15/2022               3,229
                                                                                                        ----------
              LEISURE FACILITIES (0.2%)
      3,000   Clubcorp Club Operations (a)                            8.25          12/15/2023               2,970
                                                                                                        ----------
              MOVIES & ENTERTAINMENT (0.1%)
      2,000   Production Resource Group, Inc.                         8.88           5/01/2019               1,330
                                                                                                        ----------
              PUBLISHING (0.5%)
      4,831   Cengage Learning Acquisitions, Inc. (b)                 7.00           3/31/2020               4,815
      2,500   McGraw-Hill Global Education Holdings, LLC              9.75           4/01/2021               2,692
      3,000   McGraw-Hill Global Education Holdings, LLC (d)          7.88           5/15/2024               3,083
                                                                                                        ----------
                                                                                                            10,590
                                                                                                        ----------
              RESTAURANTS (0.2%)
      4,000   NPC International, Inc. & NPC Operating Co.,
                Inc.                                                 10.50           1/15/2020               4,195
                                                                                                        ----------
              SPECIALIZED CONSUMER SERVICES (0.2%)
      4,914   Weight Watchers International, Inc. (b)                 4.00           4/02/2020               3,628
                                                                                                        ----------
              SPECIALTY STORES (1.3%)
      7,000   Guitar Center, Inc. (a)                                 6.50           4/15/2019               6,388
      2,000   Guitar Center, Inc. (a)                                 9.63           4/15/2020               1,540
      4,762   Toys R Us Property Co. I, LLC (b)                       6.00           8/21/2019               4,381
     15,000   Toys R Us Property Co. II, LLC                          8.50          12/01/2017              14,587
                                                                                                        ----------
                                                                                                            26,896
                                                                                                        ----------
              TIRES & RUBBER (0.3%)
      5,000   Goodyear Tire & Rubber Co.                              6.50           3/01/2021               5,269
                                                                                                        ----------
              Total Consumer Discretionary                                                                 226,202
                                                                                                        ----------

              CONSUMER STAPLES (0.7%)
              ----------------------
              DRUG RETAIL (0.1%)
      2,000   Rite Aid Corp. (a)                                      6.13           4/01/2023               2,139
                                                                                                        ----------
              HOUSEHOLD PRODUCTS (0.1%)
      3,000   Central Garden & Pet Co.                                6.13          11/15/2023               3,165
                                                                                                        ----------
              PACKAGED FOODS & MEAT (0.5%)
      5,000   B&G Foods, Inc.                                         4.63           6/01/2021               5,106
      4,000   Post Holdings, Inc. (a)                                 8.00           7/15/2025               4,455
                                                                                                        ----------
                                                                                                             9,561
                                                                                                        ----------
              Total Consumer Staples                                                                        14,865
                                                                                                        ----------

================================================================================

                                                  Portfolio of Investments  |  2

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              ENERGY (11.2%)
              -------------
              COAL & CONSUMABLE FUELS (0.0%)
$     5,000   Peabody Energy Corp. (c)                                6.00%         11/15/2018          $      515
                                                                                                        ----------
              OIL & GAS DRILLING (0.6%)
     10,000   Noble Holding International Ltd.                        6.95           4/01/2025               8,237
      1,000   Paragon Offshore plc (a),(c)                            7.25           8/15/2024                 270
      5,212   Schahin II Finance Co. SPV Ltd. (a),(c)                 5.88           9/25/2023                 821
      3,000   Transocean, Inc. (e)                                    7.13          12/15/2021               2,460
                                                                                                        ----------
                                                                                                            11,788
                                                                                                        ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
      3,000   Archrock Partners, LP & Archrock Partners
                Finance Corp.                                         6.00           4/01/2021               2,370
      3,000   Basic Energy Services (e)                               7.75           2/15/2019                 945
      2,000   Brand Energy & Infrastructure Service, Inc. (a)         8.50          12/01/2021               1,900
      1,500   CSI Compressco, LP & CSI Compressco
                Finance, Inc.                                         7.25           8/15/2022               1,185
      5,880   Weatherford International Ltd.                          5.13           9/15/2020               5,421
                                                                                                        ----------
                                                                                                            11,821
                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (2.4%)
      1,500   Approach Resources, Inc.                                7.00           6/15/2021                 743
      6,000   Bill Barrett Corp.                                      7.00          10/15/2022               4,410
      3,000   BreitBurn Energy Partners, LP (c)                       7.88           4/15/2022                 225
      6,162   California Resources Corp. (a)                          8.00          12/15/2022               4,244
      2,297   California Resources Corp.                              6.00          11/15/2024                 962
      2,887   Chesapeake Energy Corp. (a)                             8.00          12/15/2022               1,978
      3,000   Comstock Resources, Inc.                                7.75           4/01/2019                 428
      2,000   Comstock Resources, Inc. (a)                           10.00           3/15/2020               1,330
      4,000   Devon Energy Corp.                                      5.85          12/15/2025               4,208
      3,000   EP Energy, LLC & Everest Acquisition
                Finance, Inc.                                         9.38           5/01/2020               1,971
      3,000   EV Energy Partners, LP & EV Energy Finance
                Corp. (e)                                             8.00           4/15/2019               1,425
      3,000   Fieldwood Energy, LLC (b)                               8.38           9/30/2020                 821
      1,950   Halcon Resources Corp. (a)                             12.00           2/15/2022               1,394
      5,000   Newfield Exploration Co.                                5.38           1/01/2026               4,975
        500   Northern Oil and Gas, Inc.                              8.00           6/01/2020                 385
      1,000   Northern Oil and Gas, Inc.                              8.00           6/01/2020                 815
      2,000   PDC Energy, Inc.                                        7.75          10/15/2022               2,080
      5,000   Quicksilver Resources, Inc. (b),(c)                     7.00           6/21/2019               1,210
      3,000   Resolute Energy Corp.                                   8.50           5/01/2020               1,132
      4,408   Rex Energy Corp., 8.00%, 10/01/2017 (a)                 1.00 (f)      10/01/2020                 683
      5,000   Sabine Oil & Gas, LLC (b),(c)                           8.75          12/31/2018                 150
      6,000   Samson Investment Co. (b),(c)                           5.00           9/25/2018                 105
      4,000   SandRidge Energy, Inc. (a),(c)                          8.75           6/01/2020               1,180
      7,000   SandRidge Energy, Inc. (c)                              7.50           2/15/2023                 455
      2,000   Southwestern Energy Co.                                 4.10           3/15/2022               1,627
      7,000   Southwestern Energy Co., 6.20%, 7/23/2016               4.95 (f)       1/23/2025               6,125
      2,000   Swift Energy Co. (c),(g)                                7.88           3/01/2022                  --
      1,000   Triangle USA Petroleum Corp. (a)                        6.75           7/15/2022                 225
      4,000   Ultra Petroleum Corp. (a),(c)                           6.13          10/01/2024                 620
      2,500   WPX Energy, Inc.                                        8.25           8/01/2023               2,356
                                                                                                        ----------
                                                                                                            48,262
                                                                                                        ----------
              OIL & GAS REFINING & MARKETING (0.7%)
      4,000   CITGO Petroleum Corp. (a)                               6.25           8/15/2022               3,920
      5,000   Northern Tier Energy, LLC & Northern Tier
                Finance Corp.                                         7.13          11/15/2020               4,988
      5,000   PBF Holding Co., LLC (a)                                7.00          11/15/2023               4,881
                                                                                                        ----------
                                                                                                            13,789
                                                                                                        ----------

================================================================================

3  |  USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (6.9%)
$     5,000   Blue Racer Midstream, LLC & Blue Racer
                Finance Corp. (a)                                     6.13%         11/15/2022          $    4,450
     10,000   Boardwalk Pipelines, LP                                 4.95          12/15/2024               9,338
      1,500   Crestwood Midstream Partners, LP                        6.00          12/15/2020               1,429
     15,000   DCP Midstream, LLC (a)                                  5.85           5/21/2043               9,525
      2,500   Energy Transfer Equity, LP                              7.50          10/15/2020               2,531
      5,000   Energy Transfer Partners, LP                            3.63 (h)      11/01/2066               2,975
     12,915   Enterprise Products Operating, LLC                      7.00           6/01/2067               9,791
      9,000   Enterprise Products Operating, LLC                      7.03           1/15/2068               9,247
      5,061   Kinder Morgan Inc.                                      7.80           8/01/2031               5,496
      5,000   Martin Midstream Partners, LP & Martin
                Midstream Finance Corp.                               7.25           2/15/2021               4,600
      3,000   NGL Energy Partners, LP & NGL Energy
                Finance Corp.                                         6.88          10/15/2021               2,535
     12,000   NGPL PipeCo, LLC (a)                                    7.12          12/15/2017              12,450
      3,000   NGPL PipeCo, LLC (a)                                    9.63           6/01/2019               3,144
      5,000   ONEOK, Inc.                                             4.25           2/01/2022               4,425
      5,000   Regency Energy Partners, LP & Regency
                Energy Finance Corp.                                  5.88           3/01/2022               5,116
     13,000   Sabine Pass Liquefaction, LLC                           5.63           2/01/2021              12,984
      5,000   Southern Union Co.                                      3.63 (h)      11/01/2066               2,550
      2,000   Sunoco, LP & Sunoco Finance Corp. (a)                   5.50           8/01/2020               2,003
      2,000   Sunoco, LP & Sunoco Finance Corp. (a)                   6.38           4/01/2023               2,040
      5,000   Targa Pipeline Partners, LP & Atlas Pipeline
                Finance Corp.                                         6.63          10/01/2020               4,991
      3,000   Targa Resources Partners, LP                            6.88           2/01/2021               3,082
      3,000   Targa Resources Partners, LP                            5.25           5/01/2023               2,895
      3,000   TEPPCO Partners, LP                                     7.00           6/01/2067               2,229
      5,000   Tesoro Logistics, LP & Tesoro Logistics
                Finance Corp.                                         6.13          10/15/2021               5,137
      1,000   Tesoro Logistics, LP & Tesoro Logistics
                Finance Corp.                                         6.25          10/15/2022               1,030
      3,000   Transcontinental Gas Pipe Line Co., LLC (a)             7.85           2/01/2026               3,629
     10,000   Williams Companies, Inc.                                4.55           6/24/2024               8,669
                                                                                                        ----------
                                                                                                           138,291
                                                                                                        ----------
              Total Energy                                                                                 224,466
                                                                                                        ----------
              FINANCIALS (8.6%)
              ----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     10,000   Prospect Capital Corp.                                  5.00           7/15/2019               9,512
                                                                                                        ----------
              CONSUMER FINANCE (1.5%)
      5,000   Ally Financial, Inc.                                    5.75          11/20/2025               5,081
      4,000   American Express Co.                                    6.80 (h)       9/01/2066               3,998
      5,000   Credit Acceptance Corp.                                 6.13           2/15/2021               4,787
     15,000   Navient Corp.                                           7.25           1/25/2022              14,831
      1,000   Navient Corp.                                           6.13           3/25/2024                 901
                                                                                                        ----------
                                                                                                            29,598
                                                                                                        ----------
              INVESTMENT BANKING & BROKERAGE (0.0%)
      1,000   Lehman Brothers Holdings, Inc. (c)                      5.75           4/25/2011                  74
      1,500   Lehman Brothers Treasury Co. B.V. (c)                   6.88          12/29/2010                 169
                                                                                                        ----------
                                                                                                               243
                                                                                                        ----------
              LIFE & HEALTH INSURANCE (1.6%)
      3,000   American Equity Investment Life Holding Co.             6.63           7/15/2021               3,083
      3,000   Forethought Financial Group (a)                         8.63           4/15/2021               3,263
      8,000   Lincoln National Corp.                                  7.00 (h)       5/17/2066               5,380
      2,000   MetLife, Inc.                                          10.75           8/01/2069               3,055
     10,000   Prudential Financial, Inc.                              5.20           3/15/2044               9,924
     10,000   StanCorp Financial Group, Inc.                          6.90           6/01/2067               7,650
                                                                                                        ----------
                                                                                                            32,355
                                                                                                        ----------

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.0%)
$    15,000   Genworth Holdings, Inc.                                 6.15%         11/15/2066          $    4,350
      8,000   Glen Meadow Pass-Through Trust (a)                      6.51           2/12/2067               5,880
     10,000   Nationwide Mutual Insurance Co. (a)                     2.92 (h)      12/15/2024               9,737
                                                                                                        ----------
                                                                                                            19,967
                                                                                                        ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
      1,000   Washington Mutual Bank (c)                              5.55           6/16/2010                 223
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (1.2%)
     10,000   AmTrust Financial Services, Inc.                        6.13           8/15/2023              10,395
      3,780   Hanover Insurance Group, Inc.                           8.21           2/03/2027               4,673
      5,400   Ironshore Holdings, Inc. (a)                            8.50           5/15/2020               6,165
      2,000   Zenith National Insurance Capital Trust I (a)           8.55           8/01/2028               1,960
                                                                                                        ----------
                                                                                                            23,193
                                                                                                        ----------
              REGIONAL BANKS (1.0%)
      5,000   Banc of California, Inc.                                5.25           4/15/2025               5,059
     10,409   Regions Bank                                            6.45           6/26/2037              12,385
      1,790   Regions Financial Corp.                                 7.38          12/10/2037               2,291
                                                                                                        ----------
                                                                                                            19,735
                                                                                                        ----------
              REINSURANCE (0.1%)
      2,000   Alterra USA Holdings Ltd. (a)                           7.20           4/14/2017               2,081
                                                                                                        ----------
              REITs - HEALTH CARE (0.2%)
      1,000   MPT Operatiing Partnership, LP & MPT
                Finance Corp.                                         6.38           3/01/2024               1,070
      4,000   Sabra Health Care, LP & Sabra Capital Corp.             5.50           2/01/2021               4,050
                                                                                                        ----------
                                                                                                             5,120
                                                                                                        ----------
              REITs - SPECIALIZED (0.1%)
      1,000   Communications Sales & Leasing, Inc. (a)                6.00           4/15/2023                 997
      2,000   Communications Sales & Leasing, Inc.                    8.25          10/15/2023               1,905
                                                                                                        ----------
                                                                                                             2,902
                                                                                                        ----------
              SPECIALIZED FINANCE (0.5%)
     10,000   National Rural Utilities Cooperative Finance Corp.      4.75           4/30/2043               9,575
                                                                                                        ----------
              THRIFTS & MORTGAGE FINANCE (0.9%)
      5,000   Ocwen Financial Corp.                                   6.63           5/15/2019               3,850
      5,000   PHH Corp.                                               6.38           8/15/2021               4,350
      8,031   Walter Investment Management Corp. (b)                  4.75          12/19/2020               7,070
      5,000   Walter Investment Management Corp.                      7.88          12/15/2021               3,338
                                                                                                        ----------
                                                                                                            18,608
                                                                                                        ----------
              Total Financials                                                                             173,112
                                                                                                        ----------
              HEALTH CARE (5.9%)
              -----------------
              HEALTH CARE EQUIPMENT (0.2%)
      5,000   Universal Hospital Services, Inc.                       7.63           8/15/2020               4,694
                                                                                                        ----------
              HEALTH CARE FACILITIES (2.7%)
      5,000   Community Health Systems, Inc.                          6.88           2/01/2022               4,550
     10,000   HCA, Inc.                                               5.25           4/15/2025              10,375
     13,500   HCA, Inc.                                               5.88           2/15/2026              14,040
      2,000   HealthSouth Corp.                                       5.75          11/01/2024               2,075
      2,000   HealthSouth Corp.                                       5.75           9/15/2025               2,079
      5,000   Kindred Healthcare, Inc.                                6.38           4/15/2022               4,594
      3,000   LifePoint Health, Inc.                                  5.88          12/01/2023               3,150
      2,000   Tenet Healthcare Corp.                                  8.00           8/01/2020               2,065
     11,000   Tenet Healthcare Corp.                                  6.75           6/15/2023              10,904
                                                                                                        ----------
                                                                                                            53,832
                                                                                                        ----------

================================================================================

5  |  USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.1%)
$     2,000   DaVita HealthCare Partners, Inc.                        5.13%          7/15/2024          $    2,039
                                                                                                        ----------
              HEALTH CARE SUPPLIES (0.3%)
      1,000   DJO Finance, LLC. & DJO Finance Corp. (e)               9.75          10/15/2017               1,013
      2,930   DJO Finance, LLC. & DJO Finance Corp. (a)               8.13           6/15/2021               2,578
      3,000   Halyard Health, Inc.                                    6.25          10/15/2022               3,058
                                                                                                        ----------
                                                                                                             6,649
                                                                                                        ----------
              HOSPITAL (0.3%)
      5,000   RegionalCare Hospital Partners Holdings, Inc.           8.25           5/01/2023               5,212
                                                                                                        ----------
              MANAGED HEALTH CARE (0.2%)
      1,500   Centene Escrow Corp.                                    5.63           2/15/2021               1,583
      1,500   Centene Escrow Corp.                                    6.13           2/15/2024               1,586
                                                                                                        ----------
                                                                                                             3,169
                                                                                                        ----------
              PHARMACEUTICALS (2.1%)
      5,000   Endo Finance, LLC & Endo Ltd. (a)                       6.00           7/15/2023               4,931
      9,000   Mallinckrodt International Finance S.A.                 4.75           4/15/2023               7,384
     14,000   Valeant Pharmaceuticals International, Inc. (a)         6.38          10/15/2020              12,757
     20,000   Valeant Pharmaceuticals International, Inc. (a)         6.13           4/15/2025              16,758
                                                                                                        ----------
                                                                                                            41,830
                                                                                                        ----------
              Total Health Care                                                                            112,213
                                                                                                        ----------

              INDUSTRIALS (6.0%)
              -----------------
              AEROSPACE & DEFENSE (0.7%)
      3,000   Constellis Holdings, LLC & Constellis Finance
                Corp. (a)                                             9.75           5/15/2020               2,730
     15,000   Textron Financial Corp. (a)                             6.00           2/15/2067              10,537
                                                                                                        ----------
                                                                                                            13,267
                                                                                                        ----------
              AIRLINES (2.3%)
        221   America West Airlines, Inc. Pass-Through Trust          6.87           7/02/2018                 225
      4,280   American Airlines, Inc. Pass-Through Trust              5.63           1/15/2021               4,382
      5,000   Continental Airlines, Inc. Pass-Through Trust           6.13           4/29/2018               5,256
      2,297   Continental Airlines, Inc. Pass-Through Trust           6.25          10/11/2021               2,405
     17,626   Hawaiian Airlines Pass-Through Trust                    4.95           1/15/2022              16,679
      4,755   United Airlines, Inc. Pass-Through Trust                4.63           3/03/2024               4,725
      5,000   US Airways Group, Inc. Pass-Through Trust               5.45           6/03/2018               5,056
      2,109   US Airways Group, Inc. Pass-Through Trust (e)           9.75           4/22/2020               2,363
      5,469   Virgin Australia Holdings Ltd. Pass-Through
                Trust (a)                                             7.13          10/23/2018               5,476
                                                                                                        ----------
                                                                                                            46,567
                                                                                                        ----------
              COMMERCIAL PRINTING (0.1%)
      3,000   R.R. Donnelley & Sons Co.                               6.00           4/01/2024               2,715
                                                                                                        ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
      5,000   Navistar International Corp.                            8.25          11/01/2021               3,600
                                                                                                        ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      5,079   Artesyn Embedded Technologies, Inc. (a)                 9.75          10/15/2020               4,520
                                                                                                        ----------
              INDUSTRIAL CONGLOMERATES (0.3%)
      5,921   General Electric Co.                                    5.00                   -(i)            6,158
                                                                                                        ----------
              INDUSTRIAL MACHINERY (0.1%)
        190   Xerium Technologies, Inc.                               8.88           6/15/2018                 168
        981   Xerium Technologies, Inc. (b)                           6.25           5/17/2019                 958
                                                                                                        ----------
                                                                                                             1,126
                                                                                                        ----------
              MARINE (0.1%)
      4,000   Navios Maritime Holdings, Inc. & Navios
                Maritime Finance II U.S., Inc. (a)                    7.38           1/15/2022               1,630
                                                                                                        ----------

================================================================================

                                                  Portfolio of Investments  |  6

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              SECURITY & ALARM SERVICES (0.1%)
$     3,000   Prime Security Services Borrower, LLC & Prime
                Finance, Inc. (a),(d)                                 9.25%          5/15/2023          $    3,128
                                                                                                        ----------
              TRADING COMPANIES & DISTRIBUTORS (1.4%)
      3,000   Ahern Rentals, Inc. (a)                                 7.38           5/15/2023               2,303
      6,034   ILFC E-Capital Trust I (a)                              4.24 (h)      12/21/2065               4,963
     16,362   ILFC E-Capital Trust II (a)                             4.49 (h)      12/21/2065              13,499
      4,000   United Rentals North America, Inc.                      5.75          11/15/2024               4,075
      3,000   United Rentals North America, Inc.                      5.50           7/15/2025               2,994
                                                                                                        ----------
                                                                                                            27,834
                                                                                                        ----------
              TRUCKING (0.5%)
      4,000   Avis Budget Car Rental, LLC & Avis Budget
                Finance, Inc. (a)                                     5.13           6/01/2022               3,812
      6,843   YRC Worldwide, Inc. (b)                                 8.00           2/13/2019               6,090
                                                                                                        ----------
                                                                                                             9,902
                                                                                                        ----------
              Total Industrials                                                                            120,447
                                                                                                        ----------
              INFORMATION TECHNOLOGY (3.3%)
              ----------------------------
              APPLICATION SOFTWARE (0.7%)
      5,000   Informatica, LLC (a)                                    7.13           7/15/2023               4,888
     10,000   Solera, LLC. (b)                                        5.75           3/03/2023              10,063
                                                                                                        ----------
                                                                                                            14,951
                                                                                                        ----------
              COMMUNICATIONS EQUIPMENT (0.3%)
      4,500   Avaya, Inc. (a)                                         7.00           4/01/2019               2,891
      3,000   CommScope Technologies Finance, LLC (a)                 6.00           6/15/2025               3,090
                                                                                                        ----------
                                                                                                             5,981
                                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
      5,000   First Data Corp. (a)                                    5.38           8/15/2023               5,188
      6,000   First Data Corp. (a)                                    7.00          12/01/2023               6,187
                                                                                                        ----------
                                                                                                            11,375
                                                                                                        ----------
              HOME ENTERTAINMENT SOFTWARE (0.3%)
      5,000   Activision Blizzard, Inc. (a)                           5.63           9/15/2021               5,275
                                                                                                        ----------
              SEMICONDUCTORS (0.2%)
      1,000   Micron Technology, Inc. (a)                             7.50           9/15/2023               1,037
      5,000   Micron Technology, Inc. (a)                             5.63           1/15/2026               3,975
                                                                                                        ----------
                                                                                                             5,012
                                                                                                        ----------
              SYSTEMS SOFTWARE (0.5%)
      3,771   BMC Software Finance, Inc. (b)                          5.00           9/10/2020               3,255
      2,000   BMC Software Finance, Inc. (a)                          8.13           7/15/2021               1,490
      6,000   Ensemble S Merger Sub, Inc. (a)                         9.00           9/30/2023               5,978
                                                                                                        ----------
                                                                                                            10,723
                                                                                                        ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.7%)
      5,000   Denali Borrower, LLC & Denali Finance Corp. (a)         5.63          10/15/2020               5,275
      3,000   Western Digital Corp.                                   7.38           4/01/2023               3,036
      5,000   Western Digital Corp.                                  10.50           4/01/2024               4,875
                                                                                                        ----------
                                                                                                            13,186
                                                                                                        ----------
              Total Information Technology                                                                  66,503
                                                                                                        ----------

              MATERIALS (5.1%)
              ---------------
              ALUMINUM (0.3%)
      3,000   Alcoa, Inc.                                             5.13          10/01/2024               2,936
      2,000   Aleris International, Inc. (a)                          9.50           4/01/2021               2,095
                                                                                                        ----------
                                                                                                             5,031
                                                                                                        ----------

================================================================================

7  |  USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              COMMODITY CHEMICALS (0.4%)
$     5,000   Hexion U.S. Finance Corp.                               8.88%          2/01/2018          $    3,900
      5,000   Hexion U.S. Finance Corp.                               6.63           4/15/2020               4,213
                                                                                                        ----------
                                                                                                             8,113
                                                                                                        ----------
              DIVERSIFIED METALS & MINING (1.5%)
      5,000   Compass Minerals International, Inc. (a)                4.88           7/15/2024               4,837
     10,000   Freeport-McMoRan, Inc.                                  3.55           3/01/2022               8,400
     20,000   Freeport-McMoRan, Inc.                                  5.45           3/15/2043              15,100
      4,000   Thompson Creek Metals Co., Inc. (e)                     7.38           6/01/2018               1,600
                                                                                                        ----------
                                                                                                            29,937
                                                                                                        ----------
              METAL & GLASS CONTAINERS (1.2%)
      4,913   BWAY Holding Co. (b)                                    5.50           8/14/2020               4,908
      8,500   Reynolds Group Issuer, Inc. & Reynolds Group
                Issuer, LLC                                           7.88           8/15/2019               8,808
     10,500   Reynolds Group Issuer, Inc. & Reynolds Group
                Issuer, LLC                                           9.88           8/15/2019              10,867
                                                                                                        ----------
                                                                                                            24,583
                                                                                                        ----------
              PAPER PACKAGING (0.4%)
      7,000   Sealed Air Corp. (a)                                    6.88           7/15/2033               7,438
                                                                                                        ----------
              SPECIALTY CHEMICALS (0.1%)
      2,000   Kraton Polymers, LLC & Kraton Polymers
                Capital Corp.                                        10.50           4/15/2023               2,010
                                                                                                        ----------
              STEEL (1.2%)
     10,456   Allegheny Ludlum Corp.                                  6.95          12/15/2025               7,737
     10,000   Cliffs Natural Resources, Inc. (a)                      8.25           3/31/2020               9,450
      4,987   Fortescue Metals Group Ltd. (b)                         4.25           6/30/2019               4,714
      3,000   JMC Steel Group (a)                                     8.25           3/15/2018               2,895
                                                                                                        ----------
                                                                                                            24,796
                                                                                                        ----------
              Total Materials                                                                              101,908
                                                                                                        ----------

              TELECOMMUNICATION SERVICES (7.5%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.8%)
      5,000   Cogent Communications Finance, Inc. (a)                 5.63           4/15/2021               4,925
      5,000   Level 3 Financing, Inc.                                 6.13           1/15/2021               5,250
      5,000   Zayo Group, LLC & Zayo Capital, Inc.                    6.38           5/15/2025               5,219
                                                                                                        ----------
                                                                                                            15,394
                                                                                                        ----------
              INTEGRATED TELECOMMUNICATION SERVICES (3.6%)
     10,000   CenturyLink, Inc.                                       5.80           3/15/2022               9,912
      5,000   CenturyLink, Inc.                                       6.75          12/01/2023               4,944
      5,000   Frontier Communications Corp. (a)                      10.50           9/15/2022               5,163
     20,000   Frontier Communications Corp. (a)                      11.00           9/15/2025              20,275
      9,000   Frontier Communications Corp.                           9.00           8/15/2031               7,774
     10,000   Verizon Communications, Inc.                            4.50           9/15/2020              11,068
     13,000   Windstream Corp.                                        7.50           6/01/2022              10,725
      3,000   Windstream Corp.                                        6.38           8/01/2023               2,302
                                                                                                        ----------
                                                                                                            72,163
                                                                                                        ----------
              WIRELESS TELECOMMUNICATION SERVICES (3.1%)
     12,000   Sprint Corp.                                            7.00           8/15/2020              10,020
     20,000   Sprint Corp.                                            7.25           9/15/2021              16,250
     20,000   Sprint Corp.                                            7.63           2/15/2025              15,175
     10,000   T-Mobile USA, Inc.                                      6.50           1/15/2024              10,687
     10,000   T-Mobile USA, Inc.                                      6.00           4/15/2024              10,488
                                                                                                        ----------
                                                                                                            62,620
                                                                                                        ----------
              Total Telecommunication Services                                                             150,177
                                                                                                        ----------

================================================================================

                                                  Portfolio of Investments  |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              UTILITIES (3.2%)
              ---------------
              ELECTRIC UTILITIES (0.7%)
$        30   FPL Energy National Wind Portfolio, LLC (a)             6.13%          3/25/2019          $       30
         67   FPL Energy Wind Funding, LLC (a)                        6.88           6/27/2017                  64
      2,000   NextEra Energy Capital Holdings, Inc.                   6.35 (h)      10/01/2066               1,500
      2,000   NextEra Energy Capital Holdings, Inc.                   6.65           6/15/2067               1,547
      2,000   NextEra Energy Capital Holdings, Inc.                   7.30           9/01/2067               1,885
     10,000   PPL Capital Funding, Inc.                               6.70           3/30/2067               7,739
                                                                                                        ----------
                                                                                                            12,765
                                                                                                        ----------
              GAS UTILITIES (0.2%)
      4,000   Southern Star Central Corp. (a)                         5.13           7/15/2022               3,830
                                                                                                        ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.1%)
      7,000   AES Corp.                                               7.38           7/01/2021               8,067
      5,000   Calpine Corp.                                           5.75           1/15/2025               5,069
      4,000   DPL, Inc.                                               6.75          10/01/2019               4,130
      5,000   Dynegy, Inc.                                            7.38          11/01/2022               4,964
      5,000   Dynegy, Inc.                                            5.88           6/01/2023               4,550
     15,000   Genon Energy, Inc.                                      9.88          10/15/2020              10,575
      5,000   Talen Energy Supply, LLC                                6.50           6/01/2025               4,463
                                                                                                        ----------
                                                                                                            41,818
                                                                                                        ----------
              MULTI-UTILITIES (0.2%)
      6,000   Puget Sound Energy, Inc.                                6.97           6/01/2067               4,605
                                                                                                        ----------
              Total Utilities                                                                               63,018
                                                                                                        ----------
              Total Corporate Obligations (cost: $1,347,445)                                             1,258,123
                                                                                                        ----------

              CONVERTIBLE SECURITIES (0.0%)

              MATERIALS (0.0%)
              ----------------
              GOLD (0.0%)
        484   Hycroft Mining Corp. (j) (cost: $465)                  15.00          10/22/2020                 690
                                                                                                        ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (16.8%)

              CONSUMER DISCRETIONARY (1.4%)
              ----------------------------
              CABLE & SATELLITE (1.3%)
      4,000   Altice Financing S.A. (d)                               7.50           5/15/2026               4,015
      2,000   Altice Luxembourg S.A. (a)                              7.75           5/15/2022               2,003
      7,000   Altice Luxembourg S.A. (a)                              7.63           2/15/2025               6,790
      3,000   Numericable Group S.A. (a)                              4.88           5/15/2019               3,111
      5,000   Numericable Group S.A. (a)                              6.00           5/15/2022               5,025
      5,000   Numericable Group S.A.                                  7.38           5/01/2026               5,081
                                                                                                        ----------
                                                                                                            26,025
                                                                                                        ----------
              HOMEBUILDING (0.1%)
      3,000   Brookfield Residential Properties, Inc. (a)             6.38           5/15/2025               2,715
                                                                                                        ----------
              Total Consumer Discretionary                                                                  28,740
                                                                                                        ----------
              CONSUMER STAPLES (0.6%)
              -----------------------
              PACKAGED FOODS & MEAT (0.6%)
      1,000   JBS Investments GmbH (a)                                7.25           4/03/2024                 972
      8,000   JBS USA, LLC & JBS USA Finance, Inc. (a)                5.88           7/15/2024               7,480
      3,000   Minerva Luxembourg S.A.                                 7.75           1/31/2023               3,064
                                                                                                        ----------
                                                                                                            11,516
                                                                                                        ----------
              Total Consumer Staples                                                                        11,516
                                                                                                        ----------

================================================================================

9  |  USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              ENERGY (0.6%)
              ------------
              OIL & GAS STORAGE & TRANSPORTATION (0.6%)
$    13,000   TransCanada Trust                                       5.63%          5/20/2075          $   11,700
                                                                                                        ----------

              FINANCIALS (2.0%)
              ----------------
              DIVERSIFIED BANKS (0.7%)
      3,500   BayernLB Capital Trust l                                6.20                   -(i)            3,399
      5,000   Royal Bank of Scotland Group plc                        7.64                   -(i)            4,697
      5,000   Royal Bank of Scotland Group plc                        9.50           3/16/2022               5,301
                                                                                                        ----------
                                                                                                            13,397
                                                                                                        ----------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
      5,000   Deutsche Bank Capital Trust IV                          4.59 (h)               -(i)            5,008
                                                                                                        ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
      2,000   ING Capital Funding Trust III                           4.23 (h)               -(i)            1,950
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (1.0%)
     15,000   QBE Capital Funding III Ltd. (a)                        7.25           5/24/2041              16,500
      4,000   XLIT Ltd.                                               6.50                   -(i)            2,810
                                                                                                        ----------
                                                                                                            19,310
                                                                                                        ----------
              Total Financials                                                                              39,665
                                                                                                        ----------

              INDUSTRIALS (1.7%)
              -----------------
              AEROSPACE & DEFENSE (0.5%)
     12,000   Bombardier, Inc. (a)                                    7.50           3/15/2025              10,800
                                                                                                        ----------
              AIRLINES (0.9%)
      1,000   Air Canada (a)                                          7.75           4/15/2021               1,042
      2,500   Air Canada Pass-Through Trust (a)                       6.63           5/15/2018               2,528
      5,000   Air Canada Pass-Through Trust (a)                       5.00           3/15/2020               4,706
     10,156   Air Canada Pass-Through Trust (a)                       5.38          11/15/2022              10,147
                                                                                                        ----------
                                                                                                            18,423
                                                                                                        ----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
      5,250   Ashtead Capital, Inc. (a)                               6.50           7/15/2022               5,565
                                                                                                        ----------
              Total Industrials                                                                             34,788
                                                                                                        ----------

              INFORMATION TECHNOLOGY (0.1%)
              ----------------------------
              SEMICONDUCTOR EQUIPMENT (0.1%)
      4,000   Global A&T Electronics (a)                             10.00           2/01/2019               2,490
                                                                                                        ----------

              MATERIALS (8.2%)
              ---------------
              COMMODITY CHEMICALS (0.5%)
     10,000   Braskem Finance Ltd.                                    6.45           2/03/2024               9,875
                                                                                                        ----------
              CONSTRUCTION MATERIALS (0.5%)
      1,000   CEMEX Finance, LLC (a)                                  9.38          10/12/2022               1,104
      9,500   CEMEX SAB de C.V. (a)                                   7.75           4/16/2026              10,141
                                                                                                        ----------
                                                                                                            11,245
                                                                                                        ----------
              DIVERSIFIED METALS & MINING (2.1%)
      5,000   First Quantum Minerals Ltd. (a)                         7.25           5/15/2022               3,950
     10,000   Glencore Funding, LLC (a)                               4.13           5/30/2023               9,007
      1,000   Imperial Metals Corp. (a)                               7.00           3/15/2019                 910
     15,000   Teck Resources Ltd.                                     4.75           1/15/2022              12,525
     15,000   Teck Resources Ltd.                                     6.13          10/01/2035              11,175
      5,000   Vedanta Resources plc (a)                               8.25           6/07/2021               4,000
                                                                                                        ----------
                                                                                                            41,567
                                                                                                        ----------

================================================================================

                                                 Portfolio of Investments  |  10

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              GOLD (3.0%)
$     7,000   Alamos Gold, Inc. (a)                                   7.75%          4/01/2020          $    6,756
     10,000   Eldorado Gold Corp. (a)                                 6.13          12/15/2020               9,250
     10,000   Kinross Gold Corp.                                      5.95           3/15/2024               9,475
     10,000   New Gold, Inc. (a)                                      6.25          11/15/2022               9,250
     25,000   St. Barbara Ltd. (a)                                    8.88           4/15/2018              25,375
                                                                                                        ----------
                                                                                                            60,106
                                                                                                        ----------
              METAL & GLASS CONTAINERS (0.6%)
      2,000   Ardagh Packaging Finance plc & Ardagh MP
                Holdings USA, Inc. (a)                                6.25           1/31/2019               2,055
      4,000   Ardagh Packaging Finance plc & Ardagh MP
                Holdings USA, Inc. (a)                                9.13          10/15/2020               4,220
      5,000   Ardagh Packaging Finance plc & Ardagh MP
                Holdings USA, Inc. (a)                                6.00           6/30/2021               4,950
      1,000   Ardagh Packaging Finance plc & Ardagh MP
                Holdings USA, Inc.                                    7.25           5/15/2024               1,013
                                                                                                        ----------
                                                                                                            12,238
                                                                                                        ----------
              PAPER PACKAGING (0.4%)
      6,200   Smurfit Kappa Treasury Funding Ltd.                     7.50          11/20/2025               7,378
                                                                                                        ----------
              PRECIOUS METALS & MINERALS (0.3%)
      5,000   Fresnillo plc (a)                                       5.50          11/13/2023               5,338
                                                                                                        ----------
              STEEL (0.8%)
     18,000   ArcelorMittal                                           8.00          10/15/2039              16,830
                                                                                                        ----------
              Total Materials                                                                              164,577
                                                                                                        ----------

              TELECOMMUNICATION SERVICES (0.6%)
              --------------------------------
              ALTERNATIVE CARRIERS (0.1%)
      3,000   Intelsat Jackson Holdings S.A.                          7.25          10/15/2020               2,201
                                                                                                        ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
      2,000   Altice Finco S.A. (a)                                   7.63           2/15/2025               1,872
      5,000   Digicel Ltd. (a)                                        6.00           4/15/2021               4,600
      3,000   Digicel Ltd. (a)                                        6.75           3/01/2023               2,721
                                                                                                        ----------
                                                                                                             9,193
                                                                                                        ----------
              Total Telecommunication Services                                                              11,394
                                                                                                        ----------

              UTILITIES (1.6%)
              ---------------
              ELECTRIC UTILITIES (1.2%)
      5,000   EDP Finance B.V. (a)                                    5.25           1/14/2021               5,279
     10,000   Electricite De France S.A. (a)                          5.25                   -(i)            9,677
      8,975   Enel S.p.A. (a)                                         8.75           9/24/2073              10,377
                                                                                                        ----------
                                                                                                            25,333
                                                                                                        ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
      7,000   AES Gener S.A. (a)                                      8.38          12/18/2073               7,315
                                                                                                        ----------
              Total Utilities                                                                               32,648
                                                                                                        ----------
              Total Eurodollar and Yankee Obligations (cost: $325,812)                                     337,518
                                                                                                        ----------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

              FINANCIALS (0.3%)
              ----------------
      4,232   Countrywide Home Loans                                  1.40 (h)       2/25/2035               2,606
      2,364   Wells Fargo Mortgage Backed Securities Trust            3.01 (h)       4/25/2035               2,238
                                                                                                        ----------
              Total Financials                                                                               4,844
                                                                                                        ----------
              Total Collateralized Mortgage Obligations (cost: $4,852)                                       4,844
                                                                                                        ----------

================================================================================

11  |  USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (3.3%)

              FINANCIALS (3.3%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (3.3%)
$     6,900   Banc of America Commercial Mortgage, Inc.               5.42%         10/10/2045          $    6,867
      5,000   Banc of America Commercial Mortgage, Inc.               6.48           2/10/2051               5,082
      8,610   Bear Stearns Commercial Mortgage Securities,
                Inc. (a)                                              5.66           9/11/2041               8,572
      5,000   Bear Stearns Commercial Mortgage Securities,
                Inc.                                                  5.57           1/12/2045               4,926
      2,099   Citigroup Commercial Mortgage Trust                     6.27           3/15/2049               2,098
      2,997   Citigroup Commercial Mortgage Trust                     6.34          12/10/2049               2,389
     15,000   Credit Suisse Commercial Mortgage
                Pass-Through Trust                                    0.62           2/15/2040              14,258
      5,000   FHLMC Multifamily Structured Pass-Through
                Certificates                                          3.15          11/25/2025               5,333
      5,000   GE Capital Commercial Mortgage Corp.                    5.62          11/10/2045               4,636
        979   GMAC Commercial Mortgage Securities, Inc.               4.97          12/10/2041                 992
      1,520   Merrill Lynch Mortgage Trust                            5.68           7/12/2038               1,518
      4,871   Merrill Lynch Mortgage Trust                            5.05           8/12/2039               4,830
      4,000   Morgan Stanley Capital I Trust                          5.59           3/12/2044               3,854
                                                                                                        ----------
                                                                                                            65,355
                                                                                                        ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
      2,444   Banc of America Commercial Mortgage, Inc. (a)           4.81          12/10/2042                 132
        465   Credit Suisse First Boston Corp., acquired
                6/13/2003; cost $24(k)                                1.91           5/17/2040                  12
                                                                                                        ----------
                                                                                                               144
                                                                                                        ----------
              Total Financials                                                                              65,499
                                                                                                        ----------
              Total Commercial Mortgage Securities (cost: $67,860)                                          65,499
                                                                                                        ----------

              U.S. TREASURY SECURITIES (0.0%)

              NOTES (0.0%)
        550   2.00%, 2/15/2025 (l) (cost: $541)                       2.00           2/15/2025                 560
                                                                                                        ----------
              MUNICIPAL BONDS (0.1%)

              CASINOS & GAMING (0.0%)
      5,219   Mashantucket (Western) Pequot Tribe (j)                 7.35           7/01/2026                 431
                                                                                                        ----------
              GENERAL OBLIGATION (0.1%)
      1,500   Atlantic City                                           7.00           3/01/2028               1,572
                                                                                                        ----------
              Total Municipal Bonds (cost: $4,562)                                                           2,003
                                                                                                        ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (4.7%)
    382,550   iShares iBoxx USD High Yield Corporate Bond ETF                                               32,077
  1,751,700   SPDR Barclays High Yield Bond ETF                                                             61,835
                                                                                                         ---------
              Total Exchange-Traded Funds (cost: $96,395)                                                   93,912
                                                                                                         ---------
              Total Bonds (cost: $1,847,932)                                                             1,763,149
                                                                                                         ---------

================================================================================

                                                 Portfolio of Investments  |  12

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (9.1%)

              COMMON STOCKS (3.1%)

              CONSUMER DISCRETIONARY (0.4%)
              ----------------------------
              AUTO PARTS & EQUIPMENT (0.0%)
     10,001   Lear Corp.                                                                                $    1,151
                                                                                                        ----------
              CABLE & SATELLITE (0.1%)
     38,950   Comcast Corp. "A"                                                                              2,367
                                                                                                        ----------
              CASINOS & GAMING (0.0%)
     13,500   Las Vegas Sands Corp.                                                                            610
                                                                                                        ----------
              GENERAL MERCHANDISE STORES (0.1%)
     15,215   Target Corp.                                                                                   1,210
                                                                                                        ----------
              HOME FURNISHINGS (0.1%)
     27,070   Tempur Sealy International, Inc.*                                                              1,642
                                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
     25,400   Hyatt Hotels Corp. "A"*                                                                        1,216
                                                                                                        ----------
              Total Consumer Discretionary                                                                   8,196
                                                                                                        ----------

              CONSUMER STAPLES (0.2%)
              ----------------------
              DRUG RETAIL (0.1%)
     18,400   CVS Health Corp.                                                                               1,849
                                                                                                        ----------
              HOUSEHOLD PRODUCTS (0.1%)
     11,242   Kimberly-Clark Corp.                                                                           1,408
                                                                                                        ----------
              Total Consumer Staples                                                                         3,257
                                                                                                        ----------

              ENERGY (0.2%)
              ------------
              INTEGRATED OIL & GAS (0.1%)
      8,522   Chevron Corp.                                                                                    871
     32,263   Royal Dutch Shell plc ADR "A"                                                                  1,706
                                                                                                        ----------
                                                                                                             2,577
                                                                                                        ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
     88,602   DeepOcean Group Holdings AS*(g),(k)                                                              750
                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.0%)
      4,816   Swift Energy Co.*(g)                                                                             111
     22,883   Thunderbird Resources Equity, Inc. *(g),(k)                                                       19
                                                                                                        ----------
                                                                                                               130
                                                                                                        ----------
              Total Energy                                                                                   3,457
                                                                                                        ----------

              FINANCIALS (0.8%)
              ----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    202,000   Prospect Capital Corp.                                                                         1,511
                                                                                                        ----------
              CONSUMER FINANCE (0.0%)
     13,639   Synchrony Financial*                                                                             417
                                                                                                        ----------
              DIVERSIFIED BANKS (0.1%)
     18,507   JPMorgan Chase & Co.                                                                           1,170
                                                                                                        ----------

================================================================================

13  |  USAA High Income Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.0%)
     21,952   MetLife, Inc.                                                                             $      990
                                                                                                        ----------
              REGIONAL BANKS (0.2%)
     27,800   BB&T Corp.                                                                                       984
    151,918   KeyCorp                                                                                        1,867
    193,207   Regions Financial Corp.                                                                        1,812
                                                                                                        ----------
                                                                                                             4,663
                                                                                                        ----------
              REITs - MORTGAGE (0.2%)
     70,100   Hatteras Financial Corp.                                                                       1,114
    129,100   MFA Financial, Inc.                                                                              892
    180,900   Two Harbors Investment Corp.                                                                   1,416
                                                                                                        ----------
                                                                                                             3,422
                                                                                                        ----------
              REITs - SPECIALIZED (0.1%)
     17,000   Crown Castle International Corp.                                                               1,477
                                                                                                        ----------
              SPECIALIZED FINANCE (0.1%)
     24,700   CME Group, Inc.                                                                                2,270
                                                                                                        ----------
              Total Financials                                                                              15,920
                                                                                                        ----------

              HEALTH CARE (0.3%)
              -----------------
              BIOTECHNOLOGY (0.1%)
     22,300   AbbVie, Inc.                                                                                   1,360
                                                                                                        ----------
              HEALTH CARE EQUIPMENT (0.0%)
      3,407   Diagnostic Services Holdings, Inc.*(g),(k)                                                       113
                                                                                                        ----------
              PHARMACEUTICALS (0.2%)
     16,562   Johnson & Johnson                                                                              1,856
     30,900   Merck & Co., Inc.                                                                              1,695
     14,607   Novartis AG ADR                                                                                1,110
                                                                                                        ----------
                                                                                                             4,661
                                                                                                        ----------
              Total Health Care                                                                              6,134
                                                                                                        ----------
              INDUSTRIALS (0.1%)
              -----------------
              AIRLINES (0.0%)
     23,000   United Continental Holdings, Inc.*                                                             1,054
                                                                                                        ----------
              INDUSTRIAL CONGLOMERATES (0.1%)
     35,316   General Electric Co.                                                                           1,086
                                                                                                        ----------
              Total Industrials                                                                              2,140
                                                                                                        ----------
              INFORMATION TECHNOLOGY (0.2%)
              ----------------------------
              COMMUNICATIONS EQUIPMENT (0.0%)
     18,500   QUALCOMM, Inc.                                                                                   934
                                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.0%)
     13,899   Automatic Data Processing, Inc.                                                                1,229
                                                                                                        ----------
              SEMICONDUCTORS (0.1%)
     42,500   Intel Corp.                                                                                    1,287
                                                                                                        ----------
              SYSTEMS SOFTWARE (0.1%)
     33,200   Microsoft Corp.                                                                                1,656
                                                                                                        ----------
              Total Information Technology                                                                   5,106
                                                                                                        ----------

              MATERIALS (0.6%)
              ---------------
              COMMODITY CHEMICALS (0.1%)
     19,215   LyondellBasell Industries N.V. "A"                                                             1,588
                                                                                                        ----------

================================================================================

                                                 Portfolio of Investments  |  14

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              CONSTRUCTION MATERIALS (0.1%)
        596   Panolam Holdings Co. *(g),(k)                                                             $    1,471
                                                                                                        ----------
              GOLD (0.2%)
    245,000   Alamos Gold, Inc. "A"                                                                          1,764
    107,726   AuRico Metals, Inc.*                                                                              77
     56,750   Goldcorp, Inc.                                                                                 1,144
     33,650   Newmont Mining Corp.                                                                           1,177
                                                                                                        ----------
                                                                                                             4,162
                                                                                                        ----------
              PAPER PRODUCTS (0.1%)
     54,650   Clearwater Paper Corp.*                                                                        3,265
        534   Resolute Forest Products*                                                                          3
                                                                                                        ----------
                                                                                                             3,268
                                                                                                        ----------
              SPECIALTY CHEMICALS (0.1%)
    172,882   MPM Holdings, Inc.*(g)                                                                         1,426
                                                                                                        ----------
              Total Materials                                                                               11,915
                                                                                                        ----------

              TELECOMMUNICATION SERVICES (0.3%)
              --------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     50,503   AT&T, Inc.                                                                                     1,961
     63,000   CenturyLink, Inc.(e)                                                                           1,950
     28,650   Verizon Communications, Inc.(e)                                                                1,459
                                                                                                        ----------
                                                                                                             5,370
                                                                                                        ----------
              Total Telecommunication Services                                                               5,370
                                                                                                        ----------
              Total Common Stocks (cost: $57,759)                                                           61,495
                                                                                                        ----------

              PREFERRED STOCKS (6.0%)

              CONSUMER STAPLES (1.9%)
              ----------------------
              AGRICULTURAL PRODUCTS (1.9%)
    400,000   CHS, Inc., 7.10%, cumulative redeemable, perpetual                                            11,125
    200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                   5,631
    200,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                    21,281
                                                                                                        ----------
                                                                                                            38,037
                                                                                                        ----------
              Total Consumer Staples                                                                        38,037
                                                                                                        ----------

              ENERGY (1.7%)
              ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      3,800   Chesapeake Energy Corp., 5.75%, perpetual(a)                                                   1,207
                                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (1.6%)
  1,327,328   NuStar Logistics, LP, 7.63%                                                                   32,403
                                                                                                        ----------
              Total Energy                                                                                  33,610
                                                                                                        ----------

              FINANCIALS (2.2%)
              ----------------
              DIVERSIFIED BANKS (0.4%)
     36,000   ING Groep N.V., 7.20%, perpetual                                                                 947
      8,000   US Bancorp, 3.50%, perpetual(m)                                                                6,491
                                                                                                        ----------
                                                                                                             7,438
                                                                                                        ----------
              LIFE & HEALTH INSURANCE (0.3%)
    274,059   Delphi Financial Group, Inc., 7.38%, cumulative redeemable(e)                                  6,655
                                                                                                        ----------

================================================================================

15  |  USAA High Income Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                                      MARKET
$(000)/                                                                                                      VALUE
SHARES        SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     $3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                            $    2,109
                                                                                                        ----------
              REGIONAL BANKS (0.1%)
      1,515   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                        1,593
                                                                                                        ----------
              REINSURANCE (0.1%)
      3,000   American Overseas Group Ltd., 7.50%, non-cumulative*(g),(k)                                      750
                                                                                                        ----------
              REITs - INDUSTRIAL (0.6%)
    185,741   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual(m)                          12,717
                                                                                                        ----------
              REITs - OFFICE (0.3%)
    240,000   Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                         6,030
                                                                                                        ----------
              REITs - RESIDENTIAL (0.3%)
    100,000   Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
                redeemable, perpetual                                                                        6,522
                                                                                                        ----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
     20,000   Freddie Mac, 6.02%, perpetual*                                                                    69
     80,000   Freddie Mac, 8.38%, perpetual*                                                                   305
                                                                                                        ----------
                                                                                                               374
                                                                                                        ----------
              Total Financials                                                                              44,188
                                                                                                        ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    187,000   Qwest Corp., 7.38%                                                                             4,804
                                                                                                        ----------
              Total Preferred Stocks (cost: $121,272)                                                      120,639
                                                                                                        ----------
              Total Equity Securities (cost: $179,031)                                                     182,134
                                                                                                        ----------
Principal
Amount                                                         Coupon
(000)                                                            Rate              Maturity
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.8%)

              COMMERCIAL PAPER (1.7%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              BROADCASTING (0.2%)
$     2,831   Discovery Communications, LLC (a),(n)              0.85%            5/02/2016                  2,831
                                                                                                        ----------

              ENERGY (0.1%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      2,677   Canadian Natural Resources Ltd. (a),(n)            1.00             5/03/2016                  2,677
                                                                                                        ----------

              INDUSTRIALS (0.3%)
              ------------------
              INDUSTRIAL MACHINERY (0.3%)
      5,262   Pentair Finance (a),(n)                            1.20             5/04/2016                  5,262
                                                                                                        ----------

              MATERIALS (0.9%)
              ----------------
              SPECIALTY CHEMICALS (0.9%)
     16,232   Albemarle Corp. (a),(n)                            1.15             5/03/2016                 16,231

================================================================================

                                                  Portfolio of Investments  | 16

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                         COUPON                                        VALUE
(000)         SECURITY                                           RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     2,071   Albemarle Corp. (a),(n)                            1.15%            5/06/2016           $      2,071
                                                                                                      ------------
                                                                                                            18,302
                                                                                                      ------------
              Total Materials                                                                               18,302
                                                                                                      ------------

              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
      4,490   PPL Electric Utilities Corp. (a),(n)               0.60             5/02/2016                  4,490
                                                                                                      ------------
              Total Commercial Paper                                                                        33,562
                                                                                                      ------------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.1%)
  3,163,224   State Street Institutional Liquid Reserves Fund Premier Class, 0.46%(o)                        3,163
                                                                                                      ------------
              Total Money Market Instruments (cost: $36,724)                                                36,725
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $2,063,687)                                                    $  1,982,008
                                                                                                      ============

                                                                                                      UNREALIZED
 NUMBER OF                                                                                           APPRECIATION/
 CONTRACTS                                                 EXPIRATION            CONTRACT           (DEPRECIATION)
LONG/(SHORT)                                                  DATE              VALUE (000)              (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES (1.1%)
       (200)  Russell 2000 Mini                            06/17/2016           $  (22,552)           $     (1,230)
                                                                                ===========           ============

================================================================================

17  |  USAA High Income Fund

================================================================================

($ IN 000s)                                                        VALUATION HIERARCHY
                                                                   -------------------

                                                     (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                                   QUOTED PRICES          OTHER            SIGNIFICANT
                                                     IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                                      MARKETS          OBSERVABLE            INPUTS
                                                   FOR IDENTICAL         INPUTS
ASSETS                                                 ASSETS                                                        TOTAL
--------------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                            $          --       $ 1,258,123        $         --        $  1,258,123
  Convertible Securities                                      --               690                  --                 690
  Eurodollar and Yankee Obligations                           --           337,518                  --             337,518
  Collateralized Mortgage Obligations                         --             4,844                  --               4,844
  Commercial Mortgage Securities                              --            65,499                  --              65,499
  U.S. Treasury Securities                                   560                --                  --                 560
  Municipal Bonds                                             --             2,003                  --               2,003
  Exchange-Traded Funds                                   93,912                --                  --              93,912
Equity Securities:
  Common Stocks                                           57,605             1,537               2,353              61,495
  Preferred Stocks                                            --           119,889                 750             120,639
Money Market Instruments:
  Commercial Paper                                            --            33,562                  --              33,562
  Money Market Funds                                       3,163                --                  --               3,163
--------------------------------------------------------------------------------------------------------------------------
Total                                              $     155,240       $ 1,823,665        $      3,103        $  1,982,008
--------------------------------------------------------------------------------------------------------------------------

                                                     (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                                   QUOTED PRICES          OTHER            SIGNIFICANT
                                                     IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                                      MARKETS          OBSERVABLE            INPUTS
                                                   FOR IDENTICAL         INPUTS
LIABILITIES                                         LIABILITIES                                                      TOTAL
--------------------------------------------------------------------------------------------------------------------------
Futures(1)                                         $      (1,230)      $        --        $         --        $     (1,230)
--------------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                               CORPORATE                 COMMON              PREFERRED
                                                             OBLIGATIONS                 STOCKS                 STOCKS
----------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                        $ 425                $ 4,273                   $750
Purchases                                                              3                      -                      -
Sales                                                               (398)                     -                      -
Transfers into Level 3                                                 -                      -                      -
Transfers out of Level 3                                               -                      -                      -
Net realized gain (loss) on investments                                2                      -                      -
Change in net unrealized appreciation/(depreciation)
  of investments                                                     (32)                (1,920)                     -
----------------------------------------------------------------------------------------------------------------------
Balance as of April 30, 2016                                       $   -                $ 2,353                   $750
----------------------------------------------------------------------------------------------------------------------

================================================================================

                                                 Portfolio of Investments  |  18

================================================================================

                            QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                             FAIR VALUE AT                                     SIGNIFICANT
                             APRIL 30, 2016           VALUATION               UNOBSERVABLE
ASSETS                        ($ IN 000's)           TECHNIQUE(S)                INPUT(S)                     RANGE

EQUITY SECURITIES:

Common Stocks                   $1,584                  Market              Revenue Multiple(a)            0.3x - 1.5x
                                                      Comparables
                                                                            EBITDA Multiple(a)             2.7x - 12.9x

                                                                            Discount for lack
                                                                              of marketability(b)               25%

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.
(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

================================================================================

19  |  USAA High Income Fund

================================================================================

For the period of August 1, 2015, through April 30, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                            TRANSFERS INTO (OUT OF)        TRANSFERS INTO (OUT OF)       TRANSFERS INTO (OUT OF)
ASSETS ($ IN 000s)                          LEVEL 1                        LEVEL 2                       LEVEL 3
----------------------------------------------------------------------------------------------------------------
Preferred Stocks            $              (16,327)        $                16,327        $                    -
                            ------------------------------------------------------------------------------------
Total                       $              (16,327)        $                16,327        $                    -
                            ------------------------------------------------------------------------------------

Transferred from Level 1 to Level 2 as a result of a misclassification.

================================================================================

                                                 Portfolio of Investments  |  20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

21  |  USAA High Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                        Notes to Portfolio of Investments  |  22

================================================================================

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A3, and certain common stocks, valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value. Additionally, certain bonds are valued based on methods discussed in Note A1, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

23  |  USAA High Income Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are supported by values ascribed to the stock in a prior equity compensation award and considers the movement for comparable companies, discounted price derived from the use of inputs such as the price movements of comparable companies and other relevant information related to the security, and discounted prior tender offer.
However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at April 30, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates,

================================================================================

                                        Notes to Portfolio of Investments  |  24

================================================================================

or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $94,341,000 and $176,020,000, respectively, resulting in net unrealized depreciation of $81,679,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,004,884,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.0% of net assets at April 30, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

25  |  USAA High Income Fund

================================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT      Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                        Notes to Portfolio of Investments  |  26

================================================================================

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) At April 30, 2016, the issuer was in default with respect to interest and/or principal payments.
(d) At April 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $12,136,000, which included when-issued securities of $10,226,000.
(e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2016.
(f) Stepped-coupon security that increases its coupon at the specified date and rate shown in the security's description.
(g) Security was fair valued at April 30, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,640,000, which represented 0.2% of the Fund's net assets.
(h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2016.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(k) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2016, was $3,115,000, which represented 0.2% of the Fund's net assets.
(l) Securities and cash with a value of $2,602,000 are segregated as collateral for initial margin requirements on open futures contracts.
(m) At April 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(o) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
*      Non-income-producing security.

================================================================================

27  |  USAA High Income Fund


-------------------------------------------------------------------------------


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SMALL CAP STOCK FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48494-0616                                   (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
April 30, 2016 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------

                EQUITY SECURITIES (96.4%)

                COMMON STOCKS (96.4%)

                CONSUMER DISCRETIONARY (10.1%)
                ------------------------------
                APPAREL RETAIL (3.1%)
     751,530    Ascena Retail Group, Inc.*                                                  $     6,621
     244,694    Cato Corp. "A"                                                                    8,953
     591,470    DSW, Inc. "A"                                                                    14,532
     138,000    Genesco, Inc.*                                                                    9,547
     501,060    Stage Stores, Inc.                                                                3,688
                                                                                            -----------
                                                                                                 43,341
                                                                                            -----------
                AUTO PARTS & EQUIPMENT (0.2%)
     254,200    Modine Manufacturing Co.*                                                         2,748
                                                                                            -----------
                AUTOMOTIVE RETAIL (2.3%)
     285,000    CST Brands, Inc.                                                                 10,764
     167,000    Group 1 Automotive, Inc.                                                         10,995
      16,100    Lithia Motors, Inc. "A"                                                           1,337
     254,000    Penske Automotive Group, Inc.                                                     9,939
                                                                                            -----------
                                                                                                 33,035
                                                                                            -----------
                BROADCASTING (0.1%)
      25,700    Nexstar Broadcasting Group, Inc. "A"                                              1,319
                                                                                            -----------
                CABLE & SATELLITE (0.7%)
      22,000    Cable One, Inc.                                                                  10,097
                                                                                            -----------
                CASINOS & GAMING (0.2%)
     152,700    Boyd Gaming Corp.*                                                                2,846
       2,500    Red Rock Resorts, Inc. "A"*                                                          47
                                                                                            -----------
                                                                                                  2,893
                                                                                            -----------
                EDUCATION SERVICES (0.3%)
     140,276    2U, Inc.*                                                                         3,932
                                                                                            -----------
                GENERAL MERCHANDISE STORES (0.6%)
     589,280    Fred's, Inc. "A"                                                                  8,645
                                                                                            -----------
                HOUSEHOLD APPLIANCES (0.5%)
      58,270    Helen of Troy Ltd.*                                                               5,799
      85,840    SodaStream International Ltd.*                                                    1,178
                                                                                            -----------
                                                                                                  6,977
                                                                                            -----------

                LEISURE FACILITIES (0.3%)
     105,200    ClubCorp Holdings, Inc.                                                           1,405
      30,400    International Speedway Corp. "A"                                                  1,018
       8,600    Vail Resorts, Inc.                                                                1,115
                                                                                            -----------
                                                                                                  3,538
                                                                                            -----------
                LEISURE PRODUCTS (0.0%)
      54,550    Callaway Golf Co.                                                                   510
                                                                                            -----------

================================================================================

1  | USAA Small Cap Stock Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
                MOVIES & ENTERTAINMENT (0.2%)
      67,619    IMAX Corp.*                                                                 $     2,164
                                                                                            -----------
                RESTAURANTS (1.0%)
     223,000    Brinker International, Inc.                                                      10,329
       9,960    Buffalo Wild Wings, Inc.*                                                         1,331
      35,100    Dave & Buster's Entertainment*                                                    1,359
      74,100    Kona Grill, Inc.*                                                                   987
                                                                                            -----------
                                                                                                 14,006
                                                                                            -----------
                SPECIALIZED CONSUMER SERVICES (0.6%)
     334,000    Sotheby's                                                                         9,098
                                                                                            -----------
                Total Consumer Discretionary                                                    142,303
                                                                                            -----------
                CONSUMER STAPLES (3.0%)
                -----------------------
                DISTILLERS & VINTNERS (0.7%)
   2,033,707    C&C Group plc                                                                     9,135
                                                                                            -----------
                FOOD DISTRIBUTORS (0.7%)
     281,000    United Natural Foods, Inc.*                                                      10,023
                                                                                            -----------
                FOOD RETAIL (0.1%)
      86,500    Smart & Final Stores, Inc.*                                                       1,377
                                                                                            -----------
                HOUSEHOLD PRODUCTS (0.7%)
     242,000    Energizer Holdings, Inc.                                                         10,525
                                                                                            -----------
                PACKAGED FOODS & MEAT (0.8%)
     338,130    Cranswick plc                                                                    11,077
     104,230    Freshpet, Inc.*                                                                     863
                                                                                            -----------
                                                                                                 11,940
                                                                                            -----------
                Total Consumer Staples                                                           43,000
                                                                                            -----------
                ENERGY (3.5%)
                -------------
                OIL & GAS EQUIPMENT & SERVICES (1.1%)
      10,600    Core Laboratories N.V.                                                            1,417
     255,800    Enservco Corp.*                                                                     167
     265,809    Era Group, Inc.*                                                                  2,533
     143,919    SEACOR Holdings, Inc.*                                                            8,458
     323,302    Tesco Corp.                                                                       3,058
                                                                                            -----------
                                                                                                 15,633
                                                                                            -----------
                OIL & GAS EXPLORATION & PRODUCTION (1.5%)
      10,400    Diamondback Energy, Inc.*                                                           900
     664,850    RSP Permian, Inc.*                                                               20,351
                                                                                            -----------
                                                                                                 21,251
                                                                                            -----------
                OIL & GAS STORAGE & TRANSPORTATION (0.9%)
     439,320    Dorian LPG Ltd.*                                                                  4,464
   1,305,440    Scorpio Tankers, Inc.                                                             8,172
                                                                                            -----------
                                                                                                 12,636
                                                                                            -----------
                Total Energy                                                                     49,520
                                                                                            -----------
                FINANCIALS (19.8%)
                ------------------
                ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
      17,820    Affiliated Managers Group, Inc.*                                                  3,035
      45,747    Financial Engines, Inc.                                                           1,474
     257,886    Harris & Harris Group, Inc.*                                                        454
     143,988    Safeguard Scientifics, Inc.*                                                      1,987
     278,797    Solar Capital Ltd.                                                                4,915
                                                                                            -----------
                                                                                                 11,865
                                                                                            -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
                CONSUMER FINANCE (0.1%)
      46,311    PRA Group, Inc.*                                                            $     1,537
                                                                                            -----------
                INVESTMENT BANKING & BROKERAGE (0.1%)
     113,700    BGC Partners, Inc. "A"                                                            1,032
                                                                                            -----------
                LIFE & HEALTH INSURANCE (0.8%)
     215,670    Primerica, Inc.                                                                  10,689
                                                                                            -----------
                MULTI-LINE INSURANCE (0.1%)
      51,100    Kemper Corp.                                                                      1,582
                                                                                            -----------
                PROPERTY & CASUALTY INSURANCE (0.9%)
      18,950    AMERISAFE, Inc.                                                                   1,021
      35,900    James River Group Holdings                                                        1,111
     203,000    ProAssurance Corp.                                                                9,689
     129,654    State National Companies, Inc.                                                    1,463
                                                                                            -----------
                                                                                                 13,284
                                                                                            -----------
                REGIONAL BANKS (10.0%)
     630,000    BBCN Bancorp, Inc.                                                                9,841
      86,000    Customers Bancorp, Inc.*                                                          2,234
     289,982    First Busey Corp.                                                                 5,927
     651,266    First Midwest Bancorp, Inc.                                                      12,035
     716,030    First Niagara Financial Group, Inc.                                               7,561
     309,669    Flushing Financial Corp.                                                          6,178
     295,016    Great Western Bancorp, Inc.                                                       9,299
     307,980    Hancock Holding Co.                                                               7,998
     488,500    International Bancshares Corp.                                                   12,794
     308,230    MB Financial, Inc.                                                               10,714
     106,077    Opus Bank                                                                         3,832
      55,900    Pacific Premier Bancorp, Inc.*                                                    1,300
      25,100    PrivateBancorp, Inc.                                                              1,044
     807,000    TCF Financial Corp.                                                              11,008
      31,000    Texas Capital Bancshares, Inc.*                                                   1,421
     706,000    Umpqua Holdings Corp.                                                            11,176
     409,610    Webster Financial Corp.                                                          15,008
     211,000    Wintrust Financial Corp.                                                         10,976
                                                                                            -----------
                                                                                                140,346
                                                                                            -----------
                REINSURANCE (0.7%)
     865,480    Third Point Reinsurance Ltd.*                                                     9,849
                                                                                            -----------
                REITs - HOTEL & RESORT (1.4%)
   1,558,644    DiamondRock Hospitality Co.                                                      13,888
     499,080    Summit Hotel Properties, Inc.                                                     5,689
                                                                                            -----------
                                                                                                 19,577
                                                                                            -----------
                REITs - INDUSTRIAL (0.2%)
     147,100    STAG Industrial, Inc.                                                             2,936
                                                                                            -----------
                REITs - OFFICE (0.4%)
     230,270    Corporate Office Properties Trust                                                 5,913
                                                                                            -----------
                REITs - RESIDENTIAL (1.2%)
     403,000    Colony Starwood Homes                                                             9,821
     191,896    Education Realty Trust, Inc.                                                      7,632
                                                                                            -----------
                                                                                                 17,453
                                                                                            -----------
                REITs - SPECIALIZED (0.2%)
      49,749    QTS Realty Trust, Inc. "A"                                                        2,409
                                                                                            -----------
                SPECIALIZED FINANCE (1.6%)
     311,000    Air Lease Corp.                                                                   9,479
     519,000    Aircastle Ltd.                                                                   11,262
      18,800    MarketAxess Holdings, Inc.                                                        2,308
                                                                                            -----------
                                                                                                 23,049
                                                                                            -----------

================================================================================

3  | USAA Small Cap Stock Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE (1.2%)
      69,500    LendingTree, Inc.*                                                          $     6,218
     805,390    Northwest Bancshares, Inc.                                                       11,292
                                                                                            -----------
                                                                                                 17,510
                                                                                            -----------
                Total Financials                                                                279,031
                                                                                            -----------
                HEALTH CARE (10.9%)
                -------------------
                BIOTECHNOLOGY (1.0%)
      50,680    Acceleron Pharma, Inc.*                                                           1,518
      32,940    Alkermes plc*                                                                     1,309
     100,500    Cepheid, Inc.*                                                                    2,868
      49,000    Enanta Pharmaceuticals, Inc.*                                                     1,431
      35,280    Esperion Therapeutics, Inc.*                                                        578
     128,760    Ironwood Pharmaceuticals, Inc.*                                                   1,346
      29,780    Ligand Pharmaceuticals, Inc.*                                                     3,600
      35,816    Sage Therapeutics, Inc.*                                                          1,350
       9,067    Trevena, Inc.*                                                                       71
      29,573    Zafgen, Inc.*                                                                       188
                                                                                            -----------
                                                                                                 14,259
                                                                                            -----------
                HEALTH CARE EQUIPMENT (2.1%)
      47,340    ABIOMED, Inc.*                                                                    4,599
     116,600    Cardiovascular Systems, Inc.*                                                     1,630
      54,010    CONMED Corp.                                                                      2,237
      82,912    Cutera, Inc.*                                                                       967
      87,756    Cynosure, Inc. "A"*                                                               4,295
      37,700    DexCom, Inc.*                                                                     2,427
      51,065    Inogen, Inc.*                                                                     2,495
     136,482    LDR Holding Corp.*                                                                3,678
     107,501    LeMaitre Vascular, Inc.                                                           1,782
      46,910    Rockwell Medical, Inc.*                                                             434
     157,933    Syneron Medical Ltd.*                                                             1,126
     115,499    Zeltiq Aesthetics, Inc.*                                                          3,453
                                                                                            -----------
                                                                                                 29,123
                                                                                            -----------
                HEALTH CARE FACILITIES (0.5%)
      41,000    Acadia Healthcare Co., Inc.*                                                      2,591
      62,170    AmSurg Corp.*                                                                     5,034
                                                                                            -----------
                                                                                                  7,625
                                                                                            -----------
                HEALTH CARE SERVICES (0.6%)
     122,208    CorVel Corp.*                                                                     5,524
      63,700    ExamWorks Group, Inc.*                                                            2,296
                                                                                            -----------
                                                                                                  7,820
                                                                                            -----------
                HEALTH CARE SUPPLIES (1.9%)
     393,140    Haemonetics Corp.*                                                               12,750
     112,875    Halyard Health, Inc.*                                                             3,179
      43,592    ICU Medical, Inc.*                                                                4,330
     111,700    Spectranetics Corp.*                                                              1,899
      30,188    Vascular Solutions, Inc.*                                                         1,055
      47,700    West Pharmaceutical Services, Inc.                                                3,396
                                                                                            -----------
                                                                                                 26,609
                                                                                            -----------
                HEALTH CARE TECHNOLOGY (1.6%)
     778,486    Allscripts Healthcare Solutions, Inc.*                                           10,432
     131,640    Evolent Health, Inc. "A"*                                                         1,581
      36,476    Medidata Solutions, Inc.*                                                         1,591
     626,000    Quality Systems, Inc.                                                             8,814
                                                                                            -----------
                                                                                                 22,418
                                                                                            -----------
                LIFE SCIENCES TOOLS & SERVICES (1.2%)
      14,550    Bio-Rad Laboratories, Inc. "A"*                                                   2,064

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
     134,110    Charles River Laboratories International, Inc.*                             $    10,631
     235,452    Harvard Bioscience, Inc.*                                                           699
     432,906    NeoGenomics, Inc.*                                                                3,524
                                                                                            -----------
                                                                                                 16,918
                                                                                            -----------
                MANAGED HEALTH CARE (0.8%)
     158,000    Magellan Health, Inc.*                                                           11,133
                                                                                            -----------
                PHARMACEUTICALS (1.2%)
     271,770    AcelRx Pharmaceuticals, Inc.*                                                       919
      86,990    Akorn, Inc.*                                                                      2,214
     120,700    Cempra, Inc.*                                                                     2,044
     772,423    Durect Corp.*                                                                     1,035
      81,211    Intersect ENT, Inc.*                                                              1,628
     233,400    Nektar Therapeutics*                                                              3,660
      24,700    Pacira Pharmaceuticals, Inc.*                                                     1,337
      42,660    Paratek Pharmaceuticals, Inc.*                                                      581
     126,430    Phibro Animal Health Corp. "A"                                                    2,622
      44,600    Supernus Pharmaceuticals, Inc.*                                                     765
      65,791    Tetraphase Pharmaceuticals, Inc.*                                                   368
                                                                                            -----------
                                                                                                 17,173
                                                                                            -----------
                Total Health Care                                                               153,078
                                                                                            -----------
                INDUSTRIALS (23.4%)
                -------------------
                AEROSPACE & DEFENSE (0.9%)
     276,448    Cubic Corp.                                                                      11,492
      29,215    Taser International, Inc.*                                                          533
                                                                                            -----------
                                                                                                 12,025
                                                                                            -----------
                AIR FREIGHT & LOGISTICS (0.4%)
      67,500    Echo Global Logistics, Inc.*                                                      1,577
     102,650    Forward Air Corp.                                                                 4,679
                                                                                            -----------
                                                                                                  6,256
                                                                                            -----------
                AIRLINES (0.3%)
      81,650    Hawaiian Holdings, Inc.*                                                          3,435
      10,900    Spirit Airlines, Inc.*                                                              479
                                                                                            -----------
                                                                                                  3,914
                                                                                            -----------
                BUILDING PRODUCTS (0.8%)
      57,290    Apogee Enterprises, Inc.                                                          2,374
       6,100    CaesarStone Sdot-Yam, Ltd.*                                                         226
   2,008,407    Tyman plc                                                                         8,518
                                                                                            -----------
                                                                                                 11,118
                                                                                            -----------
                CONSTRUCTION & ENGINEERING (0.6%)
     353,770    Primoris Services Corp.                                                           8,275
                                                                                            -----------
                CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
     141,877    Douglas Dynamics, Inc.                                                            3,250
                                                                                            -----------
                DIVERSIFIED SUPPORT SERVICES (2.1%)
     251,460    G & K Services, Inc. "A"                                                         17,766
     177,311    Matthews International Corp. "A"                                                  9,334
      66,125    Mobile Mini, Inc.                                                                 2,132
                                                                                            -----------
                                                                                                 29,232
                                                                                            -----------
                ELECTRICAL COMPONENTS & EQUIPMENT (2.8%)
     190,000    EnerSys                                                                          11,090
     270,000    Generac Holdings, Inc.*                                                          10,292
     147,430    Regal-Beloit Corp.                                                                9,498
     468,040    Thermon Group Holdings, Inc.*                                                     8,771
                                                                                            -----------
                                                                                                 39,651
                                                                                            -----------

================================================================================

5  | USAA Small Cap Stock Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
                ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
      26,394    Hudson Technologies, Inc.*                                                  $        93
     439,097    SP Plus Corp.*                                                                    9,783
                                                                                            -----------
                                                                                                  9,876
                                                                                            -----------
                HEAVY ELECTRICAL EQUIPMENT (0.6%)
     346,997    Babcock & Wilcox Enterprises, Inc.*                                               7,929
      65,368    Power Solutions International, Inc.*                                                846
                                                                                            -----------
                                                                                                  8,775
                                                                                            -----------
                HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
      33,389    WageWorks, Inc.*                                                                  1,798
                                                                                            -----------
                INDUSTRIAL MACHINERY (5.5%)
     414,669    Albany International Corp. "A"                                                   16,707
     135,210    CIRCOR International, Inc.                                                        7,633
     246,577    ESCO Technologies, Inc.                                                           9,488
      41,700    John Bean Technologies Corp.                                                      2,174
      76,229    Kennametal, Inc.                                                                  1,782
      99,000    Kornit Digital Ltd.*                                                              1,003
     415,566    Luxfer Holdings plc ADR                                                           5,340
     539,450    Mueller Industries, Inc.                                                         17,025
      20,300    Proto Labs, Inc.*                                                                 1,215
      36,214    RBC Bearings, Inc.*                                                               2,654
      40,250    Tennant Co.                                                                       2,150
     577,694    TriMas Corp.*                                                                    10,456
                                                                                            -----------
                                                                                                 77,627
                                                                                            -----------
                MARINE (0.3%)
      74,395    Kirby Corp.*                                                                      4,748
                                                                                            -----------
                OFFICE SERVICES & SUPPLIES (1.9%)
   1,080,510    ACCO Brands Corp.*                                                               10,308
     361,270    Essendant, Inc.                                                                  11,124
     349,560    Steelcase, Inc. "A"                                                               5,334
                                                                                            -----------
                                                                                                 26,766
                                                                                            -----------
                RAILROADS (0.1%)
      23,600    Genesee & Wyoming, Inc. "A"*                                                      1,537
                                                                                            -----------
                RESEARCH & CONSULTING SERVICES (2.7%)
      56,650    Advisory Board Co.*                                                               1,792
     156,000    CEB, Inc.                                                                         9,624
     302,210    FTI Consulting, Inc.*                                                            12,179
     100,930    Huron Consulting Group, Inc.*                                                     5,613
     349,396    Mistras Group, Inc.*                                                              8,515
                                                                                            -----------
                                                                                                 37,723
                                                                                            -----------
                SECURITY & ALARM SERVICES (0.8%)
     312,000    Brink's Co.                                                                      10,558
                                                                                            -----------
                TRADING COMPANIES & DISTRIBUTORS (2.5%)
     223,000    Beacon Roofing Supply, Inc.*                                                      9,529
     455,591    BMC Stock Holdings, Inc.*                                                         7,996
      13,957    DXP Enterprises, Inc.*                                                              305
     222,910    GATX Corp.                                                                       10,240
      70,013    Kaman Corp.                                                                       2,947
      80,210    Rush Enterprises, Inc. "A"*                                                       1,579
     162,620    Titan Machinery, Inc.*                                                            2,114
                                                                                            -----------
                                                                                                 34,710
                                                                                            -----------
                TRUCKING (0.1%)
     190,724    Celadon Group, Inc.                                                               1,921
                                                                                            -----------
                Total Industrials                                                               329,760
                                                                                            -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY (18.7%)
                ------------------------------
                APPLICATION SOFTWARE (2.3%)
      66,523    BroadSoft, Inc.*                                                            $     2,605
      50,100    Cadence Design Systems, Inc.*                                                     1,162
      28,300    Callidus Software, Inc.*                                                            518
      16,295    Digimarc Corp.*                                                                     486
      33,900    Ebix, Inc.                                                                        1,631
      35,239    Guidewire Software, Inc.*                                                         2,008
      34,900    Hubspot, Inc.*                                                                    1,546
       9,770    Paycom Software, Inc.*                                                              373
      21,482    Paylocity Holding Corp.*                                                            822
      78,028    PROS Holdings, Inc.*                                                                918
      28,276    PTC, Inc.*                                                                        1,031
      58,450    Qlik Technologies, Inc.*                                                          1,800
      52,300    Synchronoss Technologies, Inc.*                                                   1,625
     871,000    TiVo, Inc.*                                                                       8,693
      12,550    Tyler Technologies, Inc.*                                                         1,837
      22,452    Ultimate Software Group, Inc.*                                                    4,414
      25,000    Zendesk, Inc.*                                                                      565
                                                                                            -----------
                                                                                                 32,034
                                                                                            -----------
                COMMUNICATIONS EQUIPMENT (0.8%)
     470,390    Aerohive Networks, Inc.*                                                          2,728
      63,244    Finisar Corp.*                                                                    1,041
      24,400    Infinera Corp.*                                                                     290
     161,265    RADWARE Ltd.*                                                                     1,742
     259,963    Ruckus Wireless, Inc.*                                                            3,572
     178,040    ShoreTel, Inc.*                                                                   1,090
                                                                                            -----------
                                                                                                 10,463
                                                                                            -----------
                DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
     307,000    Cardtronics, Inc.*                                                               12,102
      61,917    Euronet Worldwide, Inc.*                                                          4,774
      28,016    WNS Holdings Ltd. ADR*                                                              888
                                                                                            -----------
                                                                                                 17,764
                                                                                            -----------
                ELECTRONIC COMPONENTS (1.2%)
     257,900    Belden, Inc.                                                                     16,284
     130,285    InvenSense, Inc.*                                                                 1,000
                                                                                            -----------
                                                                                                 17,284
                                                                                            -----------
                ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
      71,010    Coherent, Inc.*                                                                   6,632
      14,722    FEI Co.                                                                           1,311
      11,710    OSI Systems, Inc.*                                                                  596
     374,000    VeriFone Systems, Inc.*                                                          10,644
                                                                                            -----------
                                                                                                 19,183
                                                                                            -----------
                ELECTRONIC MANUFACTURING SERVICES (0.4%)
     304,520    CTS Corp.                                                                         5,046
       8,780    IPG Photonics Corp.*                                                                761
                                                                                            -----------
                                                                                                  5,807
                                                                                            -----------
                INTERNET SOFTWARE & SERVICES (1.0%)
      17,754    CoStar Group, Inc.*                                                               3,503
      61,710    Demandware, Inc.*                                                                 2,844
      89,100    GTT Communications, Inc.*                                                         1,424
     162,500    LivePerson, Inc.*                                                                   983
      25,920    Mindbody, Inc. "A"*                                                                 353
      79,900    Pandora Media, Inc.*                                                                793
      19,200    Shopify, Inc. "A"*                                                                  611
      70,711    SPS Commerce, Inc.*                                                               3,601

================================================================================

7  | USAA Small Cap Stock Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
      23,090    Wix.com Ltd.*                                                               $       571
                                                                                            -----------
                                                                                                 14,683
                                                                                            -----------
                IT CONSULTING & OTHER SERVICES (1.8%)
       9,600    EPAM Systems, Inc.*                                                                 700
     256,409    Forrester Research, Inc.                                                          8,620
     199,650    Perficient, Inc.*                                                                 4,169
     190,000    Science Applications International Corp.                                         10,087
      35,588    Virtusa Corp.*                                                                    1,265
                                                                                            -----------
                                                                                                 24,841
                                                                                            -----------
                SEMICONDUCTOR EQUIPMENT (0.5%)
     328,572    Brooks Automation, Inc.                                                           3,108
      99,700    Rudolph Technologies, Inc.*                                                       1,383
     140,998    Teradyne, Inc.                                                                    2,666
      13,200    Tessera Technologies, Inc.                                                          379
                                                                                            -----------
                                                                                                  7,536
                                                                                            -----------
                SEMICONDUCTORS (3.5%)
     115,013    Ceva, Inc.*                                                                       2,652
      60,696    Inphi Corp.*                                                                      1,801
     123,200    Intersil Corp. "A"                                                                1,440
   1,309,000    Lattice Semiconductor Corp.*                                                      7,291
      63,243    Mellanox Technologies Ltd.*                                                       2,735
     346,100    Microsemi Corp.*                                                                 11,695
      17,939    Monolithic Power Systems, Inc.                                                    1,120
      15,250    Power Integrations, Inc.                                                            736
     752,000    Rambus, Inc.*                                                                     8,738
      25,942    Silicon Laboratories, Inc.*                                                       1,214
     144,000    Synaptics, Inc.*                                                                 10,303
                                                                                            -----------
                                                                                                 49,725
                                                                                            -----------
                SYSTEMS SOFTWARE (2.1%)
     165,200    Allot Communications Ltd.*                                                          895
     496,000    AVG Technologies N.V.*                                                            9,821
       5,600    CyberArk Software Ltd.*                                                             229
      53,100    Fleetmatics Group plc*                                                            1,925
     125,016    Gigamon, Inc.*                                                                    4,074
      49,170    Imperva, Inc.*                                                                    2,285
     165,483    Infoblox, Inc.*                                                                   2,769
      39,624    Proofpoint, Inc.*                                                                 2,308
      91,500    Qualys, Inc.*                                                                     2,304
      63,000    Rapid7, Inc.*                                                                       789
      22,000    Red Hat, Inc.*                                                                    1,614
      17,200    Secureworks Corp. "A"*                                                              229
      15,110    The Rubicon Project, Inc.*                                                          293
                                                                                            -----------
                                                                                                 29,535
                                                                                            -----------
                TECHNOLOGY DISTRIBUTORS (0.8%)
     281,560    ScanSource, Inc.*                                                                11,454
                                                                                            -----------
                TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.6%)
     683,800    Diebold, Inc.                                                                    17,963
      75,134    Nimble Storage, Inc.*                                                               555
     167,880    Super Micro Computer, Inc.*                                                       4,518
                                                                                            -----------
                                                                                                 23,036
                                                                                            -----------
                Total Information Technology                                                    263,345
                                                                                            -----------
                MATERIALS (4.2%)
                ----------------
                COMMODITY CHEMICALS (1.1%)
     212,000    Cabot Corp.                                                                      10,343
     324,400    Calgon Carbon Corp.                                                               5,317
                                                                                            -----------
                                                                                                 15,660
                                                                                            -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES       SECURITY                                                                          (000)
-------------------------------------------------------------------------------------------------------
                FOREST PRODUCTS (0.6%)
     139,060    Deltic Timber Corp.                                                         $     8,691
                                                                                            -----------
                METAL & GLASS CONTAINERS (0.6%)
     240,750    Greif, Inc. "A"                                                                   8,354
                                                                                            -----------
                PAPER PRODUCTS (0.8%)
     325,614    Schweitzer-Mauduit International, Inc.                                           11,198
                                                                                            -----------
                SPECIALTY CHEMICALS (1.1%)
      25,509    Quaker Chemical Corp.                                                             2,272
     190,954    Sensient Technologies Corp.                                                      12,842
                                                                                            -----------
                                                                                                 15,114
                                                                                            -----------
                Total Materials                                                                  59,017
                                                                                            -----------
                TELECOMMUNICATION SERVICES (1.4%)
                ---------------------------------
                ALTERNATIVE CARRIERS (0.7%)
     243,600    Cogent Communications Holdings, Inc.                                              9,427
      31,300    Inteliquent, Inc.                                                                   519
                                                                                            -----------
                                                                                                  9,946
                                                                                            -----------
                WIRELESS TELECOMMUNICATION SERVICES (0.7%)
     352,000    Telephone & Data Systems, Inc.                                                   10,409
                                                                                            -----------
                Total Telecommunication Services                                                 20,355
                                                                                            -----------
                UTILITIES (1.5%)
                ----------------
                GAS UTILITIES (1.5%)
     136,320    New Jersey Resources Corp.                                                        4,864
     118,530    Spire, Inc.                                                                       7,581
     122,760    WGL Holdings, Inc.                                                                8,334
                                                                                            -----------
                                                                                                 20,779
                                                                                            -----------
                Total Utilities                                                                  20,779
                                                                                            -----------
                Total Common Stocks (cost: $1,165,147)                                        1,360,188
                                                                                            -----------
                RIGHTS (0.0%)

                HEALTH CARE (0.0%)
                ------------------
                BIOTECHNOLOGY (0.0%)
      72,450    Prosensa Holdings N.V.*(a),(b)                                                       25
                                                                                            -----------
                PHARMACEUTICALS (0.0%)
     133,709    NuPathe, Inc.*(a),(b)                                                                80
                                                                                            -----------
                Total Health Care                                                                   105
                                                                                            -----------
                Total Rights (cost: $80)                                                            105
                                                                                            -----------
                Total Equity Securities (cost: $1,165,227)                                    1,360,293
                                                                                            -----------
                MONEY MARKET INSTRUMENTS (3.5%)

                MONEY MARKET FUNDS (3.5%)
  49,488,761    State Street Institutional Liquid Reserves Fund Premier Class, 0.46%(c)
                  (cost: $49,489)                                                                49,489
                                                                                            -----------

                TOTAL INVESTMENTS (COST: $1,214,716)                                        $ 1,409,782
                                                                                            ===========

================================================================================

9  | USAA Small Cap Stock Fund

================================================================================

                                                   VALUATION HIERARCHY
                                                   -------------------
($ IN 000s)

                                     (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                   QUOTED PRICES          OTHER            SIGNIFICANT
                                     IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                      MARKETS          OBSERVABLE            INPUTS
                                    FOR IDENTICAL        INPUTS
ASSETS                                 ASSETS                                                          TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                   $     1,360,188      $         --       $          --       $     1,360,188
  Rights                                       --                --                 105                   105
Money Market Instruments:
  Money Market Funds                       49,489                --                  --                49,489
-------------------------------------------------------------------------------------------------------------
Total                             $     1,409,677      $         --       $         105       $     1,409,782
-------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                          Rights
------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                                                 $152
Purchases                                                                                      -
Sales                                                                                          -
Transfers into Level 3                                                                         -
Transfers out of Level 3                                                                       -
Net realized gain (loss) on investments                                                        -
Change in net unrealized appreciation/(depreciation) of investments                         (47)
------------------------------------------------------------------------------------------------
Balance as of April 30, 2016                                                                $105
------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through April 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares
(Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certian advisory programs sponsored by financial intermediaries, such as brokerage firms,investment advisors, financial planners, third-party administrators and insurance companies. Institutional shares also are available to insititutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy
(USAA funds-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.


================================================================================

11  | USAA Small Cap Stock Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.


The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                        Notes to Portfolio of Investments |  12

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by using inputs such as the last quoted price of the discounted underlying security and other relevant information related to the security. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $261,207,000 and $66,141,000, respectively, resulting in net unrealized appreciation of $195,066,000.

================================================================================

13  | USAA Small Cap Stock Fund

================================================================================

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,410,569,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E. New Accounting Pronouncements - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

CATEGORIES AND DEFINITIONS

Rights - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT      Real estate investment trust


SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2016, was $105,000, which represented less than 0.1% of the Fund's net assets.
(b) Security was fair valued at April 30, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $105,000, which represented less than 0.1% of the Fund's net assets.
(c) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
*     Non-income-producing security.

================================================================================

                                        Notes to Portfolio of Investments |  14

-------------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CAPITAL GROWTH FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48491-0616                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
April 30, 2016 (unaudited)

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.1%)

              COMMON STOCKS (98.9%)

              CONSUMER DISCRETIONARY (13.1%)
              ------------------------------
              APPAREL RETAIL (1.2%)
    48,600    Foot Locker, Inc.                                                    $     2,986
    73,500    TJX Companies, Inc.                                                        5,573
                                                                                   -----------
                                                                                         8,559
                                                                                   -----------
              AUTOMOBILE MANUFACTURERS (2.5%)
   252,000    Fuji Heavy Industries Ltd.(a)                                              8,277
   146,600    Mazda Motor Corp.(a)                                                       2,216
   255,000    Peugeot S.A.*                                                              4,104
   130,000    Suzuki Motor Corp.(a)                                                      3,508
                                                                                   -----------
                                                                                        18,105
                                                                                   -----------
              AUTOMOTIVE RETAIL (0.9%)
    23,800    O'Reilly Automotive, Inc.*                                                 6,252
                                                                                   -----------
              BROADCASTING (0.5%)
 1,064,881    ITV plc                                                                    3,504
                                                                                   -----------
              CABLE & SATELLITE (1.6%)
    85,600    Comcast Corp. "A"                                                          5,201
   920,000    Sirius XM Holdings, Inc.*                                                  3,634
   100,000    Starz "A"*                                                                 2,721
                                                                                   -----------
                                                                                        11,556
                                                                                   -----------
              DEPARTMENT STORES (0.8%)
    41,500    Kohl's Corp.                                                               1,838
   100,200    Macy's, Inc.                                                               3,967
                                                                                   -----------
                                                                                         5,805
                                                                                   -----------
              GENERAL MERCHANDISE STORES (0.7%)
    63,000    Target Corp.                                                               5,009
                                                                                   -----------
              HOME IMPROVEMENT RETAIL (2.3%)
    57,900    Home Depot, Inc.                                                           7,752
   116,900    Lowe's Companies, Inc.                                                     8,887
                                                                                   -----------
                                                                                        16,639
                                                                                   -----------
              HOMEBUILDING (1.3%)
   110,200    Bellway plc                                                                3,940
   171,000    Persimmon plc                                                              4,965
                                                                                   -----------
                                                                                         8,905
                                                                                   -----------
              MOVIES & ENTERTAINMENT (0.8%)
    47,000    Time Warner, Inc.                                                          3,532
    47,000    Viacom, Inc. "B"                                                           1,922
                                                                                   -----------
                                                                                         5,454
                                                                                   -----------

================================================================================

1  | USAA Capital Growth Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              RESTAURANTS (0.5%)
    74,100    Brinker International, Inc.                                         $      3,432
                                                                                  ------------
              Total Consumer Discretionary                                              93,220
                                                                                  ------------
              CONSUMER STAPLES (11.3%)
              ------------------------
              BREWERS (0.5%)
   260,000    Kirin Holdings Co. Ltd.(a)                                                 3,777
                                                                                   -----------
              DRUG RETAIL (1.3%)
    90,400    CVS Health Corp.                                                           9,085
                                                                                   -----------
              FOOD RETAIL (1.8%)
   285,171    Koninklijke Ahold N.V.                                                     6,204
   174,370    Kroger Co.                                                                 6,171
                                                                                   -----------
                                                                                        12,375
                                                                                   -----------
              HOUSEHOLD PRODUCTS (1.9%)
    33,000    Clorox Co.                                                                 4,133
    35,900    Kimberly-Clark Corp.                                                       4,494
    49,946    Reckitt Benckiser Group plc                                                4,856
                                                                                   -----------
                                                                                        13,483
                                                                                   -----------
              HYPERMARKETS & SUPER CENTERS (0.4%)
    42,000    Wal-Mart Stores, Inc.                                                      2,809
                                                                                   -----------
              PACKAGED FOODS & MEAT (1.8%)
   142,000    Ajinomoto Co. Inc.(a)                                                      3,296
   147,100    Tyson Foods, Inc. "A"                                                      9,682
                                                                                   -----------
                                                                                        12,978
                                                                                   -----------
              SOFT DRINKS (1.7%)
    63,000    Dr. Pepper Snapple Group, Inc.                                             5,727
    58,100    PepsiCo, Inc.                                                              5,982
                                                                                   -----------
                                                                                        11,709
                                                                                   -----------
              TOBACCO (1.9%)
   174,500    Altria Group, Inc.                                                        10,943
    88,000    Swedish Match AB                                                           2,791
                                                                                   -----------
                                                                                        13,734
                                                                                   -----------
              Total Consumer Staples                                                    79,950
                                                                                   -----------
              ENERGY (6.2%)
              -------------
              INTEGRATED OIL & GAS (1.5%)
    84,636    Exxon Mobil Corp.                                                          7,482
   613,881    Gazprom PAO ADR                                                            3,172
                                                                                   -----------
                                                                                        10,654
                                                                                   -----------
              OIL & GAS DRILLING (0.3%)
   200,000    Transocean Ltd.                                                            2,216
                                                                                   -----------
              OIL & GAS EQUIPMENT & SERVICES (1.1%)
    61,399    Schlumberger Ltd.                                                          4,933
   343,000    Subsea 7 S.A.*                                                             3,157
                                                                                   -----------
                                                                                         8,090
                                                                                   -----------
              OIL & GAS REFINING & MARKETING (3.3%)
    77,600    Marathon Petroleum Corp.                                                   3,033
   215,883    Neste Oyj                                                                  6,907
    77,630    Phillips 66                                                                6,374
   113,900    Valero Energy Corp.                                                        6,705
                                                                                   -----------
                                                                                        23,019
                                                                                   -----------
              Total Energy                                                              43,979
                                                                                   -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              FINANCIALS (19.3%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
   144,000    Bank of New York Mellon Corp.                                        $     5,795
 1,623,000    Man Group PLC                                                              3,500
                                                                                   -----------
                                                                                         9,295
                                                                                   -----------
              DIVERSIFIED BANKS (8.3%)
 6,260,000    Agricultural Bank of China Ltd. "H"                                        2,268
   314,900    Bank of America Corp.                                                      4,585
    80,000    BNP Paribas S.A.                                                           4,236
 1,627,000    BOC Hong Kong Holdings Ltd.                                                4,866
 5,021,000    China Construction Bank Corp. "H"                                          3,230
 1,799,400    China Merchants Bank Co. Ltd. "H"                                          3,962
 6,758,000    Industrial & Commercial Bank of China Ltd. "H"                             3,668
   170,400    JPMorgan Chase & Co.                                                      10,769
 3,000,000    Lloyds Banking Group plc                                                   2,940
   134,200    National Bank of Canada                                                    4,796
   422,000    Oversea-Chinese Banking Corp. Ltd.                                         2,752
    92,000    Royal Bank of Canada                                                       5,713
   120,000    Societe Generale S.A.                                                      4,706
                                                                                   -----------
                                                                                        58,491
                                                                                   -----------
              LIFE & HEALTH INSURANCE (3.1%)
   357,600    Dai-Ichi Life Insurance Co., Ltd.(a)                                       4,259
    79,000    Lincoln National Corp.                                                     3,432
   135,000    NN Group N.V.                                                              4,678
    45,000    Prudential Financial, Inc.                                                 3,494
   187,000    Sun Life Financial, Inc.                                                   6,379
                                                                                   -----------
                                                                                        22,242
                                                                                   -----------
              MULTI-LINE INSURANCE (2.2%)
    97,650    Ageas                                                                      3,831
    36,300    Allianz SE                                                                 6,162
   230,000    AXA S.A.                                                                   5,798
                                                                                   -----------
                                                                                        15,791
                                                                                   -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
   325,700    ORIX Corp.(a)                                                              4,543
    87,200    Voya Financial, Inc.                                                       2,831
                                                                                   -----------
                                                                                         7,374
                                                                                   -----------
              PROPERTY & CASUALTY INSURANCE (1.2%)
    78,000    Allstate Corp.                                                             5,074
   113,300    Tokio Marine Holdings, Inc.(a)                                             3,655
                                                                                   -----------
                                                                                         8,729
                                                                                   -----------
              REAL ESTATE DEVELOPMENT (0.4%)
   819,000    Country Garden Holdings Co. Ltd.                                             323
 1,512,000    Shimao Property Holdings Ltd.                                              2,097
                                                                                   -----------
                                                                                         2,420
                                                                                   -----------
              REGIONAL BANKS (0.4%)
    93,000    Popular, Inc.                                                              2,764
                                                                                   -----------
              REINSURANCE (1.4%)
    50,705    Hannover Rueck SE                                                          5,782
    21,724    Muenchener Rueckversicherungs-Gesellschaft AG                              4,028
                                                                                   -----------
                                                                                         9,810
                                                                                   -----------
              Total Financials                                                         136,916
                                                                                   -----------
              HEALTH CARE (13.8%)
              -------------------
              BIOTECHNOLOGY (4.8%)
    99,300    AbbVie, Inc.                                                               6,057

================================================================================

3  | USAA Capital Growth Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
    40,635    Actelion Ltd.                                                        $     6,565
    35,500    Amgen, Inc.                                                                5,620
    12,800    Biogen, Inc.*                                                              3,520
    66,667    Gilead Sciences, Inc.                                                      5,881
    60,800    United Therapeutics Corp.*                                                 6,396
                                                                                   -----------
                                                                                        34,039
                                                                                   -----------
              HEALTH CARE DISTRIBUTORS (2.3%)
    53,000    AmerisourceBergen Corp.                                                    4,510
    82,450    Cardinal Health, Inc.                                                      6,469
    33,300    McKesson Corp.                                                             5,589
                                                                                   -----------
                                                                                        16,568
                                                                                   -----------
              HEALTH CARE EQUIPMENT (1.5%)
    56,218    Edwards Lifesciences Corp.*                                                5,971
    30,713    Teleflex, Inc.                                                             4,784
                                                                                   -----------
                                                                                        10,755
                                                                                   -----------
              HEALTH CARE SERVICES (0.6%)
    53,000    Express Scripts Holdings Co.*                                              3,908
                                                                                   -----------
              HEALTH CARE SUPPLIES (0.6%)
   100,000    Hoya Corp.(a)                                                              3,807
                                                                                   -----------
              MANAGED HEALTH CARE (1.7%)
    54,100    Aetna, Inc.                                                                6,074
    47,000    UnitedHealth Group, Inc.                                                   6,189
                                                                                   -----------
                                                                                        12,263
                                                                                   -----------
              PHARMACEUTICALS (2.3%)
   134,756    Pfizer, Inc.                                                               4,408
    87,701    Shire plc                                                                  5,460
   120,700    Teva Pharmaceutical Industries Ltd. ADR                                    6,572
                                                                                   -----------
                                                                                        16,440
                                                                                   -----------
              Total Health Care                                                         97,780
                                                                                   -----------
              INDUSTRIALS (11.4%)
              -------------------
              AEROSPACE & DEFENSE (4.9%)
    56,500    Boeing Co.                                                                 7,616
    35,500    Huntington Ingalls Industries, Inc.                                        5,139
    29,400    Lockheed Martin Corp.                                                      6,832
    39,797    Northrop Grumman Corp.                                                     8,209
    54,900    Raytheon Co.                                                               6,937
                                                                                   -----------
                                                                                        34,733
                                                                                   -----------
              AIRLINES (1.8%)
   119,600    Alaska Air Group, Inc.                                                     8,424
    99,000    Delta Air Lines, Inc.                                                      4,125
                                                                                   -----------
                                                                                        12,549
                                                                                   -----------
              HEAVY ELECTRICAL EQUIPMENT (0.8%)
    78,000    Vestas Wind Systems A/S                                                    5,580
                                                                                   -----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
    49,800    Adecco S.A.                                                                3,206
                                                                                   -----------
              INDUSTRIAL MACHINERY (1.2%)
    48,800    Illinois Tool Works, Inc.                                                  5,101
    56,600    Lincoln Electric Holdings, Inc.                                            3,547
                                                                                   -----------
                                                                                         8,648
                                                                                   -----------
              RAILROADS (2.3%)
    85,200    Canadian National Railway Co.                                              5,246
    36,700    Central Japan Railway Co.(a)                                               6,428

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
    74,300    West Japan Railway Co.(a)                                            $     4,472
                                                                                   -----------
                                                                                        16,146
                                                                                   -----------
              Total Industrials                                                         80,862
                                                                                   -----------
              INFORMATION TECHNOLOGY (13.2%)
              ------------------------------
              APPLICATION SOFTWARE (1.5%)
   117,300    Aspen Technology, Inc.*                                                    4,461
    44,500    Citrix Systems, Inc.*                                                      3,642
   150,000    Nuance Communications, Inc.*                                               2,577
                                                                                   -----------
                                                                                        10,680
                                                                                   -----------
              COMMUNICATIONS EQUIPMENT (3.0%)
   565,000    Brocade Communications Systems, Inc.                                       5,430
   250,000    Cisco Systems, Inc.                                                        6,872
   203,800    Juniper Networks, Inc.                                                     4,769
    57,800    Motorola Solutions, Inc.                                                   4,346
                                                                                   -----------
                                                                                        21,417
                                                                                   -----------
              INTERNET SOFTWARE & SERVICES (1.2%)
   187,000    eBay, Inc.*                                                                4,568
    47,100    VeriSign, Inc.*                                                            4,070
                                                                                   -----------
                                                                                         8,638
                                                                                   -----------
              IT CONSULTING & OTHER SERVICES (1.2%)
    64,480    Computer Sciences Corp.                                                    2,136
    64,480    CSRA, Inc.                                                                 1,674
    85,400    Leidos Holdings, Inc.                                                      4,237
                                                                                   -----------
                                                                                         8,047
                                                                                   -----------
              SEMICONDUCTORS (2.8%)
   278,000    Intel Corp.                                                                8,418
   155,000    NVIDIA Corp.                                                               5,507
   106,800    Texas Instruments, Inc.                                                    6,092
                                                                                   -----------
                                                                                        20,017
                                                                                   -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.5%)
   179,757    Apple, Inc.                                                               16,850
    92,000    NetApp, Inc.                                                               2,175
     5,511    Samsung Electronics Co. Ltd.                                               6,022
                                                                                   -----------
                                                                                        25,047
                                                                                   -----------
              Total Information Technology                                              93,846
                                                                                   -----------
              MATERIALS (4.8%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
    33,700    LyondellBasell Industries N.V. "A"                                         2,786
                                                                                   -----------
              DIVERSIFIED CHEMICALS (1.0%)
    80,700    Dow Chemical Co.                                                           4,246
   700,000    Sumitomo Chemical Co. Ltd.(a)                                              3,123
                                                                                   -----------
                                                                                         7,369
                                                                                   -----------
              PAPER PACKAGING (2.3%)
    71,280    Avery Dennison Corp.                                                       5,176
   118,400    International Paper Co.                                                    5,123
    93,800    Packaging Corp. of America                                                 6,086
                                                                                   -----------
                                                                                        16,385
                                                                                   -----------
              PAPER PRODUCTS (0.5%)
   173,000    UPM-Kymmene Oyj                                                            3,304
                                                                                   -----------
              SPECIALTY CHEMICALS (0.6%)
    94,000    Johnson Matthey plc                                                        3,965
                                                                                   -----------
              Total Materials                                                           33,809
                                                                                   -----------

================================================================================

5  | USAA Capital Growth Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (2.9%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
   524,050    BT Group plc                                                         $     3,394
 7,000,000    China Telecom Corp. Ltd. "H"                                               3,492
   189,662    Hellenic Telecommunications Organization S.A.(a)                           1,825
   117,600    Nippon Telegraph & Telephone Corp.(a)                                      5,206
                                                                                   -----------
                                                                                        13,917
                                                                                   -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.9%)
   284,000    NTT DOCOMO, Inc.(a)                                                        6,701
                                                                                   -----------
              Total Telecommunication Services                                          20,618
                                                                                   -----------
              UTILITIES (2.9%)
              ----------------
              ELECTRIC UTILITIES (2.1%)
    59,600    Entergy Corp.                                                              4,481
   100,000    Korea Electric Power Corp.                                                 5,424
 1,347,600    Tenaga Nasional Berhad                                                     4,953
                                                                                   -----------
                                                                                        14,858
                                                                                   -----------
              GAS UTILITIES (0.8%)
   135,310    Enagas S.A.                                                                4,122
    96,520    Gas Natural SDG S.A.                                                       2,008
                                                                                   -----------
                                                                                         6,130
                                                                                   -----------
              Total Utilities                                                           20,988
                                                                                   -----------
              Total Common Stocks (cost: $572,060)                                     701,968
                                                                                   -----------
              PREFERRED STOCKS (0.2%)

              UTILITIES (0.2%)
              ----------------
              RENEWABLE ELECTRICITY (0.2%)
   246,800    Companhia Energetica de Sao Paulo "B" (cost: $3,200)                       1,033
                                                                                   -----------

              Total Equity Securities (cost: $575,260)                                 703,001
                                                                                   -----------
              MONEY MARKET INSTRUMENTS (0.5%)

              MONEY MARKET FUNDS (0.5%)
 3,851,325    State Street Institutional Liquid Reserves Fund Premier
              Class, 0.46%(b) (cost: $3,851)                                             3,851
                                                                                   -----------

              TOTAL INVESTMENTS (COST: $579,111)                                   $   706,852
                                                                                   ===========

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                   (LEVEL 1)             (LEVEL 2)              (LEVEL 3)
                                 QUOTED PRICES             OTHER               SIGNIFICANT
                                   IN ACTIVE            SIGNIFICANT           UNOBSERVABLE
                                    MARKETS             OBSERVABLE               INPUTS
                                 FOR IDENTICAL            INPUTS
ASSETS                              ASSETS                                                            TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                 $       636,875       $       65,093         $           --     $   701,968
  Preferred Stocks                        1,033                   --                     --           1,033
Money Market Instruments:
  Money Market Funds                      3,851                   --                     --           3,851
-----------------------------------------------------------------------------------------------------------
Total                           $       641,759       $       65,093         $           --     $   706,852
-----------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                     COMMON
                                                                                     STOCKS
-------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                                         $ 1,665
Purchases                                                                                 -
Sales                                                                                     -
Transfers into Level 3                                                                    -
Transfers out of Level 3                                                             (1,665)
Net realized gain (loss) on investments                                                   -
Change in net unrealized appreciation/(depreciation) of investments                       -
-------------------------------------------------------------------------------------------
Balance as of April 30, 2016                                                        $     -
-------------------------------------------------------------------------------------------

For the period of August 1, 2015, through April 30, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                         TRANSFERS INTO (OUT OF)      TRANSFERS INTO (OUT OF)        TRANSFERS INTO (OUT OF)
ASSETS ($ IN 000s)                       LEVEL 1                      LEVEL 2                        LEVEL 3
------------------------------------------------------------------------------------------------------------
Common Stocks            $              (49,600)      $                51,265        $               (1,665)
                         -----------------------------------------------------------------------------------
Total                    $              (49,600)      $                51,265        $               (1,665)
                         -----------------------------------------------------------------------------------

Transferred from Level 1 to Level 2 and from Level 3 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

================================================================================

7  | USAA Capital Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Capital Growth Fund Shares (Fund Shares), and effective August 7, 2015, a new share class designated Capital Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

8  | USAA Capital Growth Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service.

================================================================================

9  | USAA Capital Growth Fund

================================================================================

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $162,135,000 and $34,394,000, respectively, resulting in net unrealized appreciation of $127,741,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $709,631,000 at April 30, 2016, and, in total, may not equal

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 37.7% of net assets at April 30, 2016.

E. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Securities with a value of $65,093,000, which represented 9.2% of the Fund's net assets, were classified as Level 2 at April 30, 2016, due to the prices being adjusted to take into account significant market movements following the close of local trading.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
*   Non-income-producing security.

================================================================================

11  | USAA Capital Growth Fund


-------------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VALUE FUND
APRIL 30, 2016

                                                                      (Form N-Q)

48493-0616                                   (C)2016, USAA. All rights reserved.


================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
April 30, 2016 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.0%)

              COMMON STOCKS (97.0%)

              CONSUMER DISCRETIONARY (9.8%)
              -----------------------------
              APPAREL RETAIL (0.8%)
    103,400   L Brands, Inc.                                                                $      8,095
    104,443   Tailored Brands, Inc.                                                                1,820
                                                                                            ------------
                                                                                                   9,915
                                                                                            ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.9%)
    390,400   Hanesbrands, Inc.                                                                   11,333
                                                                                            ------------
              AUTO PARTS & EQUIPMENT (2.1%)
    238,323   American Axle & Manufacturing Holdings, Inc.*                                        3,696
    561,196   Johnson Controls, Inc.                                                              23,234
                                                                                            ------------
                                                                                                  26,930
                                                                                            ------------
              AUTOMOBILE MANUFACTURERS (0.4%)
    366,704   Ford Motor Co.                                                                       4,973
                                                                                            ------------
              GENERAL MERCHANDISE STORES (0.7%)
    111,143   Target Corp.                                                                         8,836
                                                                                            ------------
              HOME FURNISHINGS (0.4%)
     97,700   Tempur Sealy International, Inc.*                                                    5,927
                                                                                            ------------
              HOMEFURNISHING RETAIL (0.3%)
    106,100   Restoration Hardware Holding, Inc.*                                                  4,591
                                                                                            ------------
              HOTELS, RESORTS & CRUISE LINES (2.3%)
    189,627   Carnival Corp.                                                                       9,301
    189,600   Norwegian Cruise Line Holdings Ltd.*                                                 9,270
    140,700   Royal Caribbean Cruises Ltd.                                                        10,890
                                                                                            ------------
                                                                                                  29,461
                                                                                            ------------
              HOUSEHOLD APPLIANCES (1.1%)
     82,347   Whirlpool Corp.                                                                     14,340
                                                                                            ------------
              LEISURE FACILITIES (0.4%)
    268,500   SeaWorld Entertainment, Inc.                                                         5,351
                                                                                            ------------
              PUBLISHING (0.1%)
     21,400   Meredith Corp.                                                                       1,098
                                                                                            ------------
              SPECIALTY STORES (0.3%)
    140,400   Vitamin Shoppe, Inc.*                                                                3,843
                                                                                            ------------
              Total Consumer Discretionary                                                       126,598
                                                                                            ------------
              CONSUMER STAPLES (4.4%)
              -----------------------
              TOBACCO (4.4%)
    291,218   Altria Group, Inc.                                                                  18,262
    254,587   Philip Morris International, Inc.                                                   24,980

================================================================================

1  |  USAA Value Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    274,240   Reynolds American, Inc.                                                       $     13,603
                                                                                            ------------
                                                                                                  56,845
                                                                                            ------------
              Total Consumer Staples                                                              56,845
                                                                                            ------------
              ENERGY (8.9%)
              -------------
              INTEGRATED OIL & GAS (3.8%)
    602,956   BP plc ADR                                                                          20,247
     59,000   Chevron Corp.                                                                        6,029
    289,049   Occidental Petroleum Corp.                                                          22,156
                                                                                            ------------
                                                                                                  48,432
                                                                                            ------------
              OIL & GAS EXPLORATION & PRODUCTION (2.4%)
    387,366   ConocoPhillips                                                                      18,512
    135,100   Devon Energy Corp.                                                                   4,685
    357,300   Memorial Resource Development Corp.*                                                 4,674
     59,700   RSP Permian, Inc.*                                                                   1,827
     34,100   Vermilion Energy, Inc.                                                               1,174
                                                                                            ------------
                                                                                                  30,872
                                                                                            ------------
              OIL & GAS REFINING & MARKETING (2.4%)
    207,400   Marathon Petroleum Corp.                                                             8,105
    294,500   PBF Energy, Inc. "A"                                                                 9,477
    168,677   Phillips 66                                                                         13,850
                                                                                            ------------
                                                                                                  31,432
                                                                                            ------------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    249,100   Golar LNG Ltd.                                                                       4,130
                                                                                            ------------
              Total Energy                                                                       114,866
                                                                                            ------------
              FINANCIALS (20.5%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.7%)
     63,000   Ameriprise Financial, Inc.                                                           6,042
    250,689   State Street Corp.                                                                  15,618
                                                                                            ------------
                                                                                                  21,660
                                                                                            ------------
              CONSUMER FINANCE (5.2%)
    297,104   American Express Co.                                                                19,440
    363,835   Capital One Financial Corp.                                                         26,338
    164,500   Discover Financial Services                                                          9,256
    575,900   Navient Corp.                                                                        7,873
    646,400   SLM Corp.*                                                                           4,376
                                                                                            ------------
                                                                                                  67,283
                                                                                            ------------
              DIVERSIFIED BANKS (6.2%)
  1,043,366   Bank of America Corp.                                                               15,191
    362,253   Citigroup, Inc.                                                                     16,765
    416,185   JPMorgan Chase & Co.                                                                26,303
    421,467   Wells Fargo & Co.                                                                   21,065
                                                                                            ------------
                                                                                                  79,324
                                                                                            ------------
              INSURANCE BROKERS (0.6%)
     65,907   Willis Towers Watson plc                                                             8,232
                                                                                            ------------
              MULTI-LINE INSURANCE (1.0%)
    233,421   American International Group, Inc.                                                  13,030
                                                                                            ------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     20,900   FNF Group                                                                              667
                                                                                            ------------
              REGIONAL BANKS (4.1%)
    420,700   Fifth Third Bancorp                                                                  7,703
    143,000   First Niagara Financial Group, Inc.                                                  1,510
     59,100   KeyCorp                                                                                726
    274,100   People's United Financial, Inc.                                                      4,248

================================================================================

                                                  Portfolio of Investments  |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    238,439   PNC Financial Services Group, Inc.                                            $     20,930
    104,900   Prosperity Bancshares, Inc.                                                          5,536
    124,200   Texas Capital Bancshares, Inc.*                                                      5,691
     65,700   UMB Financial Corp.                                                                  3,663
    327,400   Valley National Bancorp                                                              3,097
                                                                                            ------------
                                                                                                  53,104
                                                                                            ------------
              REITs - HOTEL & RESORT (0.7%)
    567,100   Host Hotels & Resorts, Inc.                                                          8,971
                                                                                            ------------
              REITs - OFFICE (0.3%)
    172,000   Corporate Office Properties Trust                                                    4,417
                                                                                            ------------
              THRIFTS & MORTGAGE FINANCE (0.6%)
    499,900   New York Community Bancorp, Inc.                                                     7,513
                                                                                            ------------
              Total Financials                                                                   264,201
                                                                                            ------------
              HEALTH CARE (15.5%)
              -------------------
              HEALTH CARE DISTRIBUTORS (0.8%)
    132,300   Cardinal Health, Inc.                                                               10,380
                                                                                            ------------
              HEALTH CARE EQUIPMENT (2.5%)
    317,879   Medtronic plc                                                                       25,160
     85,200   St. Jude Medical, Inc.                                                               6,493
                                                                                            ------------
                                                                                                  31,653
                                                                                            ------------
              HEALTH CARE FACILITIES (0.4%)
    129,180   HealthSouth Corp.                                                                    5,356
                                                                                            ------------
              HEALTH CARE SERVICES (0.9%)
    159,600   Express Scripts Holding Co.*                                                        11,767
                                                                                            ------------
              MANAGED HEALTH CARE (3.2%)
     95,953   Anthem, Inc.                                                                        13,507
     88,500   Cigna Corp.                                                                         12,261
    114,961   UnitedHealth Group, Inc.                                                            15,138
                                                                                            ------------
                                                                                                  40,906
                                                                                            ------------
              PHARMACEUTICALS (7.7%)
    213,302   Johnson & Johnson                                                                   23,907
    324,429   Merck & Co., Inc.                                                                   17,792
    733,375   Pfizer, Inc.                                                                        23,989
    465,384   Sanofi ADR                                                                          19,127
    278,451   Teva Pharmaceutical Industries Ltd. ADR                                             15,161
                                                                                                  99,976
                                                                                            ------------
              Total Health Care                                                                  200,038
                                                                                            ------------
              INDUSTRIALS (16.0%)
              -------------------
              AEROSPACE & DEFENSE (5.5%)
    109,733   General Dynamics Corp.                                                              15,420
    127,335   Honeywell International, Inc.                                                       14,550
     70,844   Raytheon Co.                                                                         8,951
    169,600   Spirit AeroSystems Holdings, Inc. "A"*                                               7,997
    227,869   United Technologies Corp.                                                           23,783
                                                                                            ------------
                                                                                                  70,701
                                                                                            ------------
              AGRICULTURAL & FARM MACHINERY (1.1%)
    935,000   CNH Industrial N.V.                                                                  7,237
     88,673   Deere & Co.                                                                          7,458
                                                                                            ------------
                                                                                                  14,695
                                                                                            ------------
              BUILDING PRODUCTS (2.1%)
    146,525   Gibraltar Industries, Inc.*                                                          3,876
    240,600   Owens Corning, Inc.                                                                 11,084

================================================================================

3  |  USAA Value Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    163,900   Simpson Manufacturing Co., Inc.                                               $      6,163
    114,500   Trex Co., Inc.*                                                                      5,433
                                                                                            ------------
                                                                                                  26,556
                                                                                            ------------
              CONSTRUCTION & ENGINEERING (1.4%)
    173,921   Comfort Systems USA, Inc.                                                            5,129
    217,000   KBR, Inc.                                                                            3,376
    251,800   Primoris Services Corp.                                                              5,890
    226,700   Tutor Perini Corp.*                                                                  3,586
                                                                                            ------------
                                                                                                  17,981
                                                                                            ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.8%)
    101,100   Oshkosh Corp.                                                                        4,939
    243,202   Terex Corp.                                                                          5,810
                                                                                            ------------
                                                                                                  10,749
                                                                                            ------------
              DIVERSIFIED SUPPORT SERVICES (0.4%)
    142,630   Mobile Mini, Inc.                                                                    4,600
                                                                                            ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
    110,600   Eaton Corp. plc                                                                      6,998
    100,100   Encore Wire Corp.                                                                    3,829
                                                                                            ------------
                                                                                                  10,827
                                                                                            ------------
              INDUSTRIAL MACHINERY (1.9%)
    168,800   Barnes Group, Inc.                                                                   5,484
    165,188   Stanley Black & Decker, Inc.                                                        18,488
                                                                                            ------------
                                                                                                  23,972
                                                                                            ------------
              RAILROADS (0.8%)
    119,700   Norfolk Southern Corp.                                                              10,786
                                                                                            ------------
              SECURITY & ALARM SERVICES (0.9%)
    301,700   Tyco International plc                                                              11,621
                                                                                            ------------
              TRUCKING (0.3%)
     62,600   Ryder System, Inc.                                                                   4,314
                                                                                            ------------
              Total Industrials                                                                  206,802
                                                                                            ------------
              INFORMATION TECHNOLOGY (11.9%)
              ------------------------------
              APPLICATION SOFTWARE (0.2%)
    156,400   Mentor Graphics Corp.                                                                3,122
                                                                                            ------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    128,800   Total System Services, Inc.                                                          6,587
                                                                                            ------------
              ELECTRONIC COMPONENTS (1.0%)
    304,500   II-VI, Inc.*                                                                         6,355
    561,640   Vishay Intertechnology, Inc.                                                         6,829
                                                                                            ------------
                                                                                                  13,184
                                                                                            ------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
    119,000   FARO Technologies, Inc.*                                                             3,456
                                                                                            ------------
              ELECTRONIC MANUFACTURING SERVICES (0.9%)
    177,600   Mercury Systems, Inc.*                                                               3,733
     97,400   Park Electrochemical Corp.                                                           1,588
    141,300   Plexus Corp.*                                                                        5,901
                                                                                            ------------
                                                                                                  11,222
                                                                                            ------------
              SEMICONDUCTOR EQUIPMENT (0.8%)
    435,100   Brooks Automation, Inc.                                                              4,116
    437,186   Photronics, Inc.*                                                                    4,625
    300,000   Xcerra Corp.*                                                                        1,770
                                                                                            ------------
                                                                                                  10,511
                                                                                            ------------

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (4.6%)
    258,430   Diodes, Inc.*                                                                 $      4,812
    369,212   Fairchild Semiconductor International, Inc.*                                         7,384
    287,161   Intel Corp.                                                                          8,695
    145,200   Microchip Technology, Inc.                                                           7,055
    329,519   QUALCOMM, Inc.                                                                      16,648
    269,423   Texas Instruments, Inc.                                                             15,368
                                                                                            ------------
                                                                                                  59,962
                                                                                            ------------
              SYSTEMS SOFTWARE (3.6%)
    449,421   Microsoft Corp.                                                                     22,413
    591,266   Oracle Corp.                                                                        23,568
                                                                                            ------------
                                                                                                  45,981
                                                                                            ------------
              Total Information Technology                                                       154,025
                                                                                            ------------
              MATERIALS (5.8%)
              ----------------
              CONSTRUCTION MATERIALS (2.3%)
  1,015,305   CRH plc ADR                                                                         29,556
                                                                                            ------------
              DIVERSIFIED METALS & MINING (0.0%)
     15,100   Ferroglobe plc                                                                         154
                                                                                            ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
    210,500   FMC Corp.                                                                            9,106
     61,731   Scotts Miracle-Gro Co. "A"                                                           4,370
                                                                                            ------------
                                                                                                  13,476
                                                                                            ------------
              INDUSTRIAL GASES (1.8%)
    161,165   Air Products & Chemicals, Inc.                                                      23,512
                                                                                            ------------
              SPECIALTY CHEMICALS (0.7%)
    190,700   Flotek Industries, Inc.*                                                             1,802
    184,000   PolyOne Corp.                                                                        6,620
                                                                                            ------------
                                                                                                   8,422
                                                                                            ------------
              Total Materials                                                                     75,120
                                                                                            ------------
              TELECOMMUNICATION SERVICES (2.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
    218,314   AT&T, Inc.                                                                           8,475
    467,042   Verizon Communications, Inc.                                                        23,791
                                                                                            ------------
                                                                                                  32,266
                                                                                            ------------
              Total Telecommunication Services                                                    32,266
                                                                                            ------------
              UTILITIES (1.7%)
              ----------------
              ELECTRIC UTILITIES (1.5%)
     81,463   Entergy Corp.                                                                        6,124
     86,200   Pinnacle West Capital Corp.                                                          6,263
    169,000   Xcel Energy, Inc.                                                                    6,765
                                                                                            ------------
                                                                                                  19,152
                                                                                            ------------
              MULTI-UTILITIES (0.2%)
    144,800   CenterPoint Energy, Inc.                                                             3,106
                                                                                            ------------
              Total Utilities                                                                     22,258
                                                                                            ------------
              Total Common Stocks                                                              1,253,019
                                                                                            ------------
              Total Equity Securities (cost: $961,968)                                         1,253,019
                                                                                            ------------

================================================================================

5  | USAA Value Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.0%)

              MONEY MARKET FUNDS (3.0%)
 38,778,274   State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (a)
              (cost: $38,778)                                                               $     38,778
                                                                                            ------------

              TOTAL INVESTMENTS (COST: $1,000,746)                                          $  1,291,797
                                                                                            ============

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                      (LEVEL 1)             (LEVEL 2)          (LEVEL 3)
                                    QUOTED PRICES             OTHER            SIGNIFICANT
                                      IN ACTIVE            SIGNIFICANT        UNOBSERVABLE
                                       MARKETS             OBSERVABLE            INPUTS
                                    FOR IDENTICAL            INPUTS
ASSETS                                  ASSETS                                                         TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                      $   1,253,019         $        --        $         --     $   1,253,019
Money Market Instruments:
  Money Market Funds                        38,778                  --                  --            38,778
------------------------------------------------------------------------------------------------------------
Total                                $   1,291,797         $        --        $         --     $   1,291,797
------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2015, through April 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments  |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees.
Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

7  |  USAA Value Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

================================================================================

                                         Notes to Portfolio of Investments  |  8

================================================================================

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2016, were $331,742,000 and $40,691,000, respectively, resulting in net unrealized appreciation of $291,051,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,291,221,000 at April 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.5% of net assets at April 30, 2016.

================================================================================

9  |  USAA Value Fund

================================================================================

E. NEW ACCOUNTING PRONOUNCEMENTS - In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40):
Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU is intended to define management's responsibility to evaluate whether there are conditions or events that create substantial doubt about an organization's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). The ASU is effective for annual periods ending after December 15, 2016, and interim periods within those annual periods. At this time, management is evaluating the impact of this guidance on the Fund's financial statement disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2016.
*    Non-income-producing security.

================================================================================

                                        Notes to Portfolio of Investments  |  10

-------------------------------------------------------------------------------


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2016

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     June 28, 2016
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     June 28, 2016
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     June 28, 2016
         ------------------------------